Due to size constraints, this filing is being made in two related submissions.  This submission is the second of the two related submissinos.

The accession number of the previous related submission is as follows: 0000898745-18-000844

Principal Funds: Equity & Fixed-Income Funds Class A & C Shares

Annual Report

August 31, 2018

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Table of Contents

Letter from the President	1
Economic & Financial Market Review	2
Blue Chip Fund	4
Diversified Real Asset Fund	6
Dynamic Floating Rate High Income Fund	8
Global Multi-Strategy Fund	10
Global Opportunities Fund	12
International Small Company Fund	14
Multi-Manager Equity Long/Short Fund	16
Opportunistic Municipal Fund	18
Origin Emerging Markets Fund	20
Preferred Securities Fund	22
Real Estate Debt Income Fund	24
Small-MidCap Dividend Income Fund	26
Financial Statements	28
Notes to Financial Statements	54
Schedules of Investments	82
Financial Highlights (includes performance information)	206
Report of Independent Registered Public Accounting Firm	218
Shareholder Expense Example	220
Supplemental Information	222

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Dear Shareholder,

Robust describes the U.S. economy this year. Consumer spending and business investment have been drivers of growth. Low joblessness and healthy job growth keep consumer confidence indices near record highs.

Euro area data is stabilizing after a weak first half. Like the United States, household spending should be the big driver of growth. Labor markets are solid. As expected, Japan’s economy rebounded from its first-quarter contraction in gross domestic product. Consumption and investment spending picked up nicely. Economic growth in China slowed in July. Official data disappointed with fixed-asset investment growth dropping to a record low in July (data goes back to 1999). However, August brought tentative signs of stabilization as business surveys ticked up a bit. Emerging markets just can’t seem to catch a break. The ongoing crises in Turkey and Argentina only worsened in August and the growth slowdown in China doesn’t help either. A U.S. dollar that doesn’t seem to weaken and the potential for higher U.S. interest rates mean financial conditions could stay tight.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that is broadly diversified both across and within asset classes.1 We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you work toward and realize your financial goals.

Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road, or closer at hand.3

Mike Beer

President, Principal Funds

1 Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

*All data cited from August 2018 Principal Economic Insights by Robert F. Baur, Ph.D., Executive Director, Chief Global Economist, Robin J. Anderson, Ph.D., Senior Global

Economist, and the Economic Committee

Economic & Financial Market Review

U.S. indices have been the leader for most of the stock market rally since March 2009. With hearty profit gains and a booming economy, that outperformance continued in August. The MSCI U.S. Index jumped 6.7% in the month for a year-to-date gain of 8.7%. The Dow Jones Transportation Average surged 9.3% in August. For the year, the top performing indices were the Russell 2000 Growth, the Nasdaq Composite, and the Russell 1000 Growth, up 18.0%, 17.5%, and 15.4% in price, respectively.

Emerging economies in general continued their dismal financial market performance. The MSCI Emerging Market Index fell 1.3% inAugust and 8.8% in all of 2018 to date. India was the rare exception with its world-beating economic growth pushing the Sensex Index up 9.1% in August and 13.5% for the year. Emerging market bonds also fared poorly with falling currencies and severe credit stress in Turkey and Argentina.

Developed country interest rates fluctuated in a narrow range during August. Yields on 10-year Japanese government bonds ended August a speck above 0.1%, as the Bank of Japan widened the acceptable yield range on those bonds in late July. German yields on 10-year bunds fell about 0.25% during the month, to end at an incredibly low 0.33%. Long-term yields on U.S. Treasury bonds stayed in a 0.2% range but ended the month lower at 2.86%. Yields on two-year U.S. Treasury bonds were mostly flat in August above 2.6%, but had soared over the past year, up 1.4 percentage points. That surge in U.S. short rates caused the yield curve to flatten more.

U.S. nominal growth was 5.4% and is why we still expect another wave higher in long-term Treasury yields as U.S. growth is vigorous, the labor market is on fire, confidence is not far from record heights, and the world economy except the United States is rebounding modestly from early-year weakness. Also, by year-end, the European Central Bank will begin to lessen its monetary easing, which should push euro area rates higher, relieving some of the down pressure on U.S. rates.

*All data cited from August 2018 Principal Economic Insights by Robert F. Baur, Ph.D., Executive Director, Chief Global Economist, Robin J.

Anderson, Ph.D., Senior Global Economist, and the Economic Committee

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Blue Chip Fund

Investment Advisor:
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Blue Chip Fund seeks long-term growth of capital. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the Fund's investment advisor's opinion, display characteristics of a "blue chip" company. The advisor tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above average earnings. The fund invests in securities of foreign companies.

Allocation to Amazon, an e-commerce company started by Jeff Bezos in 1994 that was originally developed as an internet site to sell books, contributed.Allocation toAlphabet, whose core Google business has tremendous advantages, contributed, driven by growth in mobile search and YouTube. Allocation to MasterCard, which provides transaction processing and other payment-related services in the United States and internationally, contributed.

Allocation to Liberty Global, a large cable and broadband company with operations primarily in Europe, detracted due to concerns about future growth opportunities in Europe.Allocation to Liberty Broadband, which was spun out of Liberty Media in November 2014 as a way to highlight Liberty's investment in domestic cable assets, detracted. Allocation to Starbucks, which sells gourmet coffee, tea, related products, and more recently a coordinated offering of food from its more than 23,000 stores around the world, detracted due to a combination of mixed results and turnover in management.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 month. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge. Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

						Extended
						Performance
		1-Year	5-Year	Since Inception Inception Date Inception Date
Class A Shares	Excluding Sales Charge	26.45%	16.40%	17.00%	9/30/13	6/14/12
	Including Sales Charge	19.49%	15.10%	15.95%
Class C Shares	Excluding Sales Charge	25.47%	15.52%	16.12%	9/30/13	6/14/12
	Including Sales Charge	24.47%	15.52%	16.12%

Total Investment Expense as shown in the 6/15/18 prospectus

		Gross Expense Ratio	Net Expense Ratio
Class A Shares		1.15%	1.15%
Class C Shares		1.94%	1.94%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares: 16.74% (1-year);	13.61% (5-year);	15.12% (since inception)
Class C Shares: 21.54% (1-year);	14.03% (5-year);	15.32% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 5/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Diversified Real Asset Fund

Investment Advisor:
Principal Global Investors, LLC

Sub-Advisors:

BlackRock Financial Management, Inc.; BNP PARIBAS ASSET MANAGEMENT USA, Inc.; BNY Mellon Asset Management North America Corporation; Credit Suisse Asset Management, LLC; Macquarie Capital Investment Management LLC; Pictet Asset Management SA; Principal Real Estate Investors, LLC; RARE Infrastructure (North America) Pty Limited; Symphony Asset Management LLC; Tortoise Capital Advisors, L.L.C.

What contributed to or detracted from Fund performance during the fiscal year?

Diversified Real Asset Fund seeks a long-term total return in excess of inflation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. It seeks to achieve its investment objective by allocating its assets among general investment categories related to real assets and real asset companies

(which include tangible assets and investments that are expected to perform well in periods of rising or high inflation).

Allocation to and security selection within floating rate debt contributed as the supply/demand profile of the bank loan market continues to be favorable. Security selection within information technology, healthcare, and telecommunications were the top contributing sectors.

Allocation to and security selection within real estate investment trusts (REITs) contributed on good stock selection within industrial globally, particularly stocks in this sector in Australia, the U.S., and the UK. Additionally, underweight to retail globally contributed due to the poor retail landscape, good selection in this sector also helped outperformance, particularly in the U.S. Allocation to timber stocks contributed on an absolute basis, as timber securities outperformed the broader natural resources sector. The sub-segments that made the strongest absolute contribution were wood products, followed by pulp, and then timberland. Allocation to global infrastructure securities detracted from absolute performance. Both sub-advisors experienced negative returns amid volatility in the sector as investors viewed a potential trade war as a significant existential threat to the economy. Allocation to currency detracted as performance within the judgment style was negative due to positions taken in the Swedish krona, Japanese yen, Mexican peso, and South Korean. Performance within the model style was also negative as the emerging market carry and trend models underperformed. Allocation to global metals & mining stocks detracted on an absolute basis amid continued volatility in this sector.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

		1-Year	5-Year	Since Inception Inception Date
Class A Shares	Excluding Sales Charge	3.36%	1.53%	3.64%	3/16/10
	Including Sales Charge	-0.52%	0.75%	3.17%
Class C Shares	Excluding Sales Charge	2.61%	0.78%	2.88%	3/16/10
	Including Sales Charge	1.61%	0.78%	2.88%

Total Investment Expense as shown in the 6/15/18 prospectus

			Gross Expense Ratio	Net Expense Ratio
Class A Shares			1.54%	1.23%
Class C Shares			2.11%	1.98%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares:	2.39% (1-year);	1.04% (5-year);	3.27% (since inception)
Class C Shares:	4.59% (1-year);	1.05% (5-year);	2.98% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 3/31/10 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index. Diversified Real Asset Blended Index is composed of 35% Bloomberg Barclays, 20% S&P Global Infrastructure Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index and 10% FTSE EPRA/NAREIT Developed Markets Index.

Dynamic Floating Rate High Income Fund

Investment Advisor:
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Dynamic Floating Rate High Income Fund seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating rate debt securities, including bank loans and corporate bonds, and other investment companies that provide investment exposure to such floating rate securities. Floating interest rates vary with and are periodically adjusted to reflect changes in a generally recognized base interest rate such as LIBOR (London Interbank Offered Rate) or the prime rate. On June 12, 2018, the Board of Directors approved a Plan of Liquidation for the fund. There was no material impact to performance during the year ended August 31, 2018 due to the Plan of Liquidation.

Loan security selection contributed to performance, led by Academy Ltd, California Resources Corporation, and Emerald Performance Materials. Asset allocation also contributed, due to overweight to bonds. Bond security selection had no impact on performance; however, the top contributors were NGL Energy Partners, Whiting Petroleum, and MEG Energy Corp. The top three loan security selection detractors were Seadrill Partners, JC Penny Corporation, and Warner Music Group. Dish Corp, GTT Communications, and ILFC E-Capital Trust contributed the least to bond security selection.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

			1-Year	Since Inception Inception Date
Class A Shares		Excluding Sales Charge	4.27%	2.66%	9/10/14
		Including Sales Charge	0.36%	1.67%

Total Investment Expense as shown in the 6/15/18 prospectus

		Gross Expense Ratio		Net Expense Ratio
Class A Shares		1.81%		1.12%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares: -0.34% (1-year);	1.45% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 8/31/14 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Global Multi-Strategy Fund

Investment Advisor:
Principal Global Investors, LLC

Sub-Advisors:

     AQR Capital Management, LLC; Ascend Capital, LLC; CNH Partners, LLC; Finisterre Capital, LLP; Graham Capital Management, LP; KLS Diversified Asset Management, LLP; Loomis, Sayles & Company, LP; Los Angeles Capital Management and Equity Research, Inc.; Sound Point Capital Management, LP; Wellington Management Company, LLP; York Registered Holdings, LP.

What contributed to or detracted from Fund performance during the fiscal year?

Global Multi-Strategy Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility.

The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.

Eight of the 10 sleeves in Principal Global Multi-Strategy were positive. The equity long/short sleeve, sub-advised by LA Capital was the top contributor with gains coming from underweight to the telecom services sector and overweight to the energy and information technology sector. The equity long/short sleeve, sub-advised by Wellington also gained; as the U.S. equity allocation performed particularly well both in large and small-caps. The market neutral sleeve, sub-advised by KLS contributed with strong gains coming from structured products and relative value trades within the rates strategy. The credit sleeve, sub-advised by Loomis Sayles generated positive returns from equities, securitized assets, and high yield. The credit sleeve, sub-advised by Sound Point benefited from a number of longs in core credits. The emerging markets credit sleeve, sub-advised by Finisterre contributed with gains coming from a number of shorts, from both hedges and fundamental positions. The equity long/short sleeve, sub-advised by Ascend was also a contributor for the period with positions in the information technology, energy and healthcare sectors performing best. The event driven sleeve, sub-advised by York gained with positive performance coming from positions in both special situations and merger arbitrage. In macro, Graham detracted with losses coming from currencies and fixed income positions. AQR, the multi-strategy sleeve, was also a detractor with losses coming from dedicated short bias and equity market neutral strategies.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

						Extended
						Performance
		1-Year	5-Year	Since Inception Inception Date Inception Date
Class A Shares	Excluding Sales Charge	0.90%	2.84%	2.96%	10/24/11	–
	Including Sales Charge	-2.89%	2.06%	2.38%
Class C Shares	Excluding Sales Charge	0.16%	2.04%	2.19%	6/14/12	10/24/11
	Including Sales Charge	-0.82%	2.04%	2.19%

Total Investment Expense as shown in the 6/15/18 prospectus

			Gross Expense Ratio	Net Expense Ratio
Class A Shares			2.56%	2.52%
Class C Shares			3.37%	3.33%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares:	-2.69% (1-year);	1.80% (5-year);	2.29% (since inception)
Class C Shares:	-0.66% (1-year);	1.79% (5-year);	2.12% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 10/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Global Opportunities Fund

Investment Advisor:
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Global Opportunities Fund seeks long-term growth of capital. Under normal market circumstances, the Fund invests in equity securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least ten countries. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.

Allocation to VeriSign, which serves as the manager of the .com and .net domain registers contributed as it is benefitting from the secular trend toward increasing global internet usage and individuals/entities seeking a web presence. Allocation to Norfolk Southern, which controls the Norfolk Southern Railway and offers intermodal services through subsidiaries Triple Crown Services and Thoroughbred Direct Intermodal Services, contributed as Norfolk and its rail peers saw an outsized headwind in volume due to coal exposure (2nd to CSX), and will likely benefit as cyclical headwind is abating as coal improves. Additionally, U.S. rails will benefit from corporate tax reform as the entire group pays the highest tax within Industrials.Allocation to Cisco Systems, Inc., which designs, manufactures, and sells Internet Protocol (IP)-based networking and other products related to the communications and information technology (IT) industry, contributed.Allocation to Celgene, a global biotech company focused on novel therapies for hematology, oncology and autoimmune/inflammatory diseases, detracted. Allocation to Philip Morris International, which manufactures and sells cigarettes, other tobacco products, and other nicotine-containing products globally, but outside the U.S, detracted in part to a slowdown in Japan iQos growth. Allocation to

Unum, a leading provider of employee/group benefits products and services and is the largest provider of disability insurance products in the U.S. and UK, detracted as it it's becoming more clear that long-term care insurance remains a key unknown for the sector and in turn is pressuring Unum's share price.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

						Extended
						Performance
		1-Year	5-Year	Since Inception Inception Date Inception Date
Class A Shares	Excluding Sales Charge	9.19%	8.37%	8.89%	9/30/13	12/28/12
	Including Sales Charge	3.16%	7.16%	7.82%
Class C Shares	Excluding Sales Charge	8.41%	7.56%	8.08%	9/30/13	12/28/12
	Including Sales Charge	7.42%	7.56%	8.08%

Total Investment Expense as shown in the 6/15/18 prospectus

			Gross Expense Ratio	Net Expense Ratio
Class A Shares			1.98%	1.50%
Class C Shares			3.91%	2.25%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares:	1.77% (1-year);	6.59% (5-year);	7.14% (since inception)
Class C Shares:	6.00% (1-year);	7.01% (5-year);	7.45% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 12/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

International Small Company Fund

Investment Advisor:
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

International Small Company Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency.

Europe, Canada and Asia Pacific ex Japan were all contributors to performance. Within Europe, France and Germany were the biggest contributors. Hong Kong drove strong results inAsia Pacific and Israel was also a notable contributor. The consumer discretionary, financials and real estate sectors were the strongest.Aker BP, Showa Denko, Stars Group, Koshidaka Holdings, and Siltronic were the biggest individual contributors to relative performance. Japan was the most notable detractor from performance. Belgium and the Netherlands were the biggest detractors within Europe. The consumer staples and information technology sectors stand out as the most notable detractors. Mitsui Mining and Smelting, Canopy Growth, Conviviality, ANIMA Holding, and Wacker Chemie were the biggest individual detractors from relative performance.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

			1-Year	Since Inception Inception Date
Class A Shares		Excluding Sales Charge	6.26%	6.58%	6/11/14
		Including Sales Charge	0.44%	5.17%

Total Investment Expense as shown in the 6/15/18 prospectus

		Gross Expense Ratio		Net Expense Ratio
Class A Shares		2.93%		1.61%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares: 6.43% (1-year);	5.45% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 5/31/14 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Multi-Manager Equity Long/Short Fund

Investment Advisor:
Principal Global Investors, LLC

Sub-Advisors:

AQR Capital Management, LLC; Gotham Asset Management, LLC; Sirios Capital Management, L.P.; Three Bridges Capital, LP

What contributed to or detracted from Fund performance during the fiscal year?

Multi-Manager Equity Long/Short Fund seeks to achieve long-term capital appreciation with an emphasis on positive total returns and managing volatility. The Fund invests in a broad range of instruments including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, it invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.

Gotham was the top contributor to performance, driven by long positions in the information technology and consumer discretionary sectors.  Long positions inApple, ConocoPhillips, and Boeing were among the top contributors for the subadvisor. Sirios contributed as long positions in the industrials and healthcare sectors, including Airbus, CSX, and Beckton Dickinson, drove gains. Three Bridges contributed as the subadvisor benefited from positions across a variety of sectors, including long positions in Ocado Group, Koninklijke DSM, and LVMH. AQR detracted from performance. Losses were primarily attributable to poor stock selection in the U.S., as exposure to the valuation, investor sentiment, and management signaling themes weighed on performance.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

			1-Year	Since Inception Inception Date
Class A Shares		Excluding Sales Charge	6.04%	5.15%	3/31/16
		Including Sales Charge	0.17%	2.73%

Total Investment Expense as shown in the 6/15/18 prospectus

		Gross Expense Ratio		Net Expense Ratio
Class A Shares		30.72%		2.88%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares: -0.31% (1-year);	1.82% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Opportunistic Municipal Fund

Investment Advisor:
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Opportunistic Municipal Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations (securities issued by or on behalf of state or local governments and other public authorities). It invests in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities, obligations of the U.S. government, its agencies and instrumentalities ("Agency Securities") and exchange-traded funds (ETFs) to gain exposure to the municipal market.

Allocation to Buckeye Ohio Tobacco Rev, Navajo Nation Arizona, and Ohio St Air Quality Revenue Bonds contributed.Allocation to New Hope Texas A&M Housing Rev, Oklahoma DFA Provident Housing, and Virgin Islands Public Finance Authority detracted.

*	Securities described in the fund commentary may no longer be held in the fund

Class A shares at net
asset value** - $13,512

Class A shares with
maximum sales charge -
$13,005

Bloomberg Barclays
Municipal Bond Index*** -
$11,968

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

		1-Year	5-Year	Since Inception Inception Date
Class A Shares	Excluding Sales Charge	3.37%	7.11%	4.96%	6/14/12
	Including Sales Charge	-0.46%	6.29%	4.32%
Class C Shares	Excluding Sales Charge	2.50%	6.30%	4.17%	6/14/12
	Including Sales Charge	1.51%	6.30%	4.17%

Total Investment Expense as shown in the 6/15/18 prospectus

			Gross Expense Ratio	Net Expense Ratio
Class A Shares			0.95%	0.95%
Class C Shares			1.81%	1.71%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares:	1.09% (1-year);	4.88% (5-year);	4.32% (since inception)
Class C Shares:	3.16% (1-year);	4.88% (5-year);	4.19% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 5/31/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Origin Emerging Markets Fund

Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Origin Asset Management, LLP

What contributed to or detracted from Fund performance during the fiscal year?

Origin Emerging Markets Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The advisor considers a security to be tied economically to an emerging market country (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market country, has its principal securities trading market in an emerging market country, or derives a majority of its revenue from emerging market countries.

The materials sector was the biggest sector to contribute to outperformance, led by the Chinese securities Anhui Conch Cement and China Resources Cement, as well as South African company Kumba Iron Ore. Holdings in the financials sectors were also beneficial, led by Chinese securities Ping An Insurance and China Merchants Bank. At a country level, companies in China remained the outright leaders in terms of additive performance, but underweight to South Africa was also beneficial. Some sectors detracted, led by information technology, especially Taiwanese stocks LARGAN and Phison Electronics Corp. The energy sector was also a marginal detractor, driven predominantly by the allocation effect of not owning Reliance Industries Limited and CNOOC Limited.At a geographic level, holdings in Taiwan and Korea proved the most significant detractors from overall performance.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

			1-Year	Since Inception Inception Date
Class A Shares		Excluding Sales Charge	-3.49%	3.89%	1/23/15
		Including Sales Charge	-8.77%	2.28%

Total Investment Expense as shown in the 6/15/18 prospectus

		Gross Expense Ratio		Net Expense Ratio
Class A Shares		5.67%		1.76%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares: 5.56% (1-year);	3.10% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 1/31/15 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Preferred Securities Fund

Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Spectrum Asset Management, Inc.

What contributed to or detracted from Fund performance during the fiscal year?

Preferred Securities Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities at the time of purchase. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. It concentrates its investments (invests more than 25% of its net assets) in securities in the financial services (i.e., banking, insurance and commercial finance) industry.

Rising rates in the front end has benefited the extended (floaters) insurance and utility issues. The U.S. Bank Trust Preferred floaters also performed well. Rising front-end rates have also buoyed fixed-to-float $1000 pars. $25 par securities have performed well as longer-term rates have remained contained, the U.S. economy continues to show signs of strength, and the U.S. equity market continues to increase in value. Cocos contributed despite selling off late in the period due to concerns around the outcome of the Italian election and the Turkish currency crisis. Legacy Tier1 European banking hybrids underperformed given rising rates and an extension of workout assumptions on these bonds. Duration was a liability with longer duration insurance hybrids under pressure. Italian securities in the portfolio namely Unicredit and ENEL sold off given the outcome of the Italian election. The BBVASM AT1 detracted given the bank's exposure to Turkey.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

		1-Year	5-Year	10-Year	Inception Date
Class A Shares	Excluding Sales Charge	0.32%	6.03%	8.11%	6/28/05
	Including Sales Charge	-3.44%	5.22%	7.70%
Class C Shares	Excluding Sales Charge	-0.44%	5.25%	7.31%	1/16/07
	Including Sales Charge	-1.39%	5.25%	7.31%

Total Investment Expense as shown in the 6/15/18 prospectus

			Gross Expense Ratio	Net Expense Ratio
Class A Shares			1.06%	1.06%
Class C Shares			1.81%	1.81%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares:	-3.54% (1-year);	4.71% (5-year);	7.35% (10-year)
Class C Shares:	-1.48% (1-year);	4.72% (5-year);	6.96% (10-year)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 4/30/12 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Real Estate Debt Income Fund

Investment Advisor:
Principal Global Investors, LLC
Sub-Advisors:
Principal Real Estate Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Real Estate Debt Income Fund seeks current income. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of U.S. companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.

Holdings of BBB-bonds contributed due to their higher yield profile, strong investor demand for yield, and supportive real estate fundamentals. Out-of-index holdings of commercial mortgage-backed securities (CMBS) interest only (IO) strips were strong performers due to ongoing investor demand for the attractive cash flow and yield profile offered by these shorter duration securities. Holdings of AA- and A-rated bonds contributed driven by spread tightening paired with their moderate yield profile. Interest rates rose, which generally resulted in negative mark-to-market pressures due to the fixed-rate nature of the investments in the portfolio. Longer duration securities were especially impacted by the rate sell-off. Holdings of certain AAA-rated securities with longer durations detracted as the amount of carry generated by these high quality, lower yielding securities was not enough to overcome the negative mark-to-market caused by the sell-off in interest rates. Holdings of a downgraded, pre-crisis vintage bond detracted due to negative mark-to-market and a partial principal write-down driven by negative collateral outcomes.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 3.75%. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

			1-Year	Since Inception Inception Date
Class A Shares		Excluding Sales Charge	0.01%	1.79% 12/31/14
		Including Sales Charge	-3.71%	0.73%

Total Investment Expense as shown in the 6/15/18 prospectus

		Gross Expense Ratio		Net Expense Ratio
Class A Shares		4.07%		1.00%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares: -3.28% (1-year);	0.38% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Small-MidCap Dividend Income Fund

Investment Advisor:
Principal Global Investors, LLC

What contributed to or detracted from Fund performance during the fiscal year?

Small-MidCap Dividend Income Fund seeks to provide current income and long-term growth of income and capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small to medium market capitalizations at the time of purchase. It invests in the securities of foreign issuers, real estate investment trusts, preferred securities, convertible securities, master limited partnerships, and royalty trusts.

Allocation to HollyFrontier Corp. contributed as it benefited in the wake of Hurricane Harvey, with its inland refineries able to maintain full utilization while also achieving higher profits from wider crude spreads as well contribution from recent outsized benchmark oil spreads, which benefitted refining margins.Allocation toAcushnet Holdings Corp. contributed due to improved sales, helped additionally by publicity at the U.S. Open. Allocation to Validus Holdings, Ltd. contributed in part due to being acquired by AIG. Allocation to Colony Capital, Inc. detracted as the equity real estate investment trust (REIT) reported disappointing earnings and also announced a cut to the dividend. Allocation to Adient plc detracted due to challenges in their seat structures and mechanisms segment. Allocation to Banco Latinoamericano de Comercio Exterior, S.A. detracted due to disappointing results and concerns about trade finance slowing.

*	Securities described in the fund commentary may no longer be held in the fund

Performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

A sales charge may apply as follows: Class A shares: maximum up-front sales charge of 5.50%; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.

Where gross and net expenses differ, Principal Global Investors, LLC has contractually agreed to limit the investment option’s expenses. See the prospectus for details.

Returns displayed are based on net total investment expense.

Average Annual Total Returns* as of August 31, 2018

						Extended
						Performance
		1-Year	5-Year	Since Inception Inception Date Inception Date
Class A Shares	Excluding Sales Charge	13.93%	12.27%	12.51%	6/6/11	–
	Including Sales Charge	7.69%	11.01%	11.64%
Class C Shares	Excluding Sales Charge	13.08%	11.41%	11.61%	6/14/12	6/6/11
	Including Sales Charge	12.08%	11.41%	11.61%

Total Investment Expense as shown in the 6/15/18 prospectus

			Gross Expense Ratio	Net Expense Ratio
Class A Shares			1.40%	1.36%
Class C Shares			2.15%	2.11%

Average annual total returns* including sales charge as of 6/30/18:
Class A Shares:	1.99% (1-year);	10.18% (5-year);	11.23% (since inception)
Class C Shares:	6.18% (1-year);	10.58% (5-year);	11.22% (since inception)

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s Institutional Class shares, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Net asset value is not adjusted for sales charge.

*** Performance shown for the benchmark is calculated from 5/31/11 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

		Diversified Real Asset	Dynamic Floating Rate
Amounts in thousands, except per share amounts	Blue Chip Fund	Fund(a)	High Income Fund
Investment in securities--at cost	$2,356,405	$4,026,692	$11,995
Investment in affiliated Funds--at cost	$1,766	$76,474	$1,532
Foreign currency--at cost	$–	$549	$–
Assets
Investment in securities--at value	$3,212,475	$4,080,672	$11,962
Investment in affiliated Funds--at value	1,766	76,474	1,532
Foreign currency--at value	–	544	–
Cash	–	10,084	–
Deposits with counterparty	–	11,360	–
Receivables:
Dividends and interest	2,604	9,692	73
Expense reimbursement from Manager	–	218	3
Expense reimbursement from Distributor	1	–	–
Foreign currency contracts .	–	4,069	–
Fund shares sold	2,209	2,367	–
Investment securities sold	3,705	9,912	531
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–	1,469	–
Variation margin on futures	–	22,629	–
Variation margin on swaps	–	142	–
Total Assets	3,222,760	4,229,632	14,101
Liabilities
Accrued management and investment advisory fees	1,761	2,841	8
Accrued administrative service fees	1	–	–
Accrued distribution fees	116	43	–
Accrued service fees	3	–	–
Accrued transfer agent fees	70	682	2
Accrued chief compliance officer fees	–	1	–
Accrued directors' expenses	7	8	2
Accrued professional fees	20	93	39
Accrued other expenses	24	197	3
Deposits from counterparty	–	400	–
Payables:
Foreign currency contracts	–	4,970	–
Fund shares redeemed	679	3,401	–
Investment securities purchased	4,173	20,660	241
Options and swaptions contracts written (premiums received $0, $2,643 and $0)	–	2,151	–
Unrealized loss on unfunded loan commitments	–	–	–
Variation margin on futures	–	21,775	–
Variation margin on swaps	–	138	–
Total Liabilities	6,854	57,360	295
Net Assets Applicable to Outstanding Shares	$3,215,906	$4,172,272	$13,806
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,179,852	$4,208,575	$14,864
Accumulated undistributed (overdistributed) net investment income (loss)	638	81,362	10
Accumulated undistributed (overdistributed) net realized gain (loss)	179,346	(175,665)	(1,035)
Net unrealized appreciation (depreciation) of investments	856,070	58,925	(33)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in
foreign currency	–	(925)	–
Total Net Assets	$3,215,906	$4,172,272	$13,806

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

			Diversified Real Asset		Dynamic Floating Rate
Amounts in thousands, except per share amounts	Blue Chip Fund		Fund(a)		High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,450,000		2,075,000		200,000
Net Asset Value Per Share:
Class A: Net Assets	$164,310		$107,180		$6,520
Shares Issued and Outstanding	6,710		9,159		704
Net Asset Value per share	$24.49		$11.70		$9.26
Maximum Offering Price	$25.92		$12.16		$9.62
Class C: Net Assets	$91,660		$23,105		N/A
Shares Issued and Outstanding	3,881		2,018
Net Asset Value per share	$23.62	(b)	$11.45	(b)
Class J: Net Assets	$59,232		N/A		N/A
Shares Issued and Outstanding	2,394
Net Asset Value per share	$24.74	(b)
Institutional: Net Assets	$175,887		$2,518,033		$7,286
Shares Issued and Outstanding	7,090		214,551		779
Net Asset Value per share	$24.81		$11.74		$9.36
R-3: Net Assets	$8,402		$81		N/A
Shares Issued and Outstanding	342		7
Net Asset Value per share	$24.55		$11.69
R-4: Net Assets	$1,300		$15		N/A
Shares Issued and Outstanding	53		1
Net Asset Value per share	$24.66		$11.72
R-5: Net Assets	$5,279		$12		N/A
Shares Issued and Outstanding	214		1
Net Asset Value per share	$24.72		$11.73
R-6: Net Assets	$2,709,836		$1,523,846		N/A
Shares Issued and Outstanding	109,164		129,810
Net Asset Value per share	$24.82		$11.74

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

Global Multi-Strategy		Global Opportunities	International Small
Amounts in thousands, except per share amounts	Fund(a)	Fund	Company Fund
Investment in securities--at cost	$2,573,524	$630,326	$877,253
Investment in affiliated Funds--at cost	$395,686	$13,829	$13,053
Foreign currency--at cost	$9,642	$1,929	$7,358
Assets
Investment in securities--at value	$2,615,786	$713,246	$988,245
Investment in affiliated Funds--at value	395,686	13,829	13,053
Foreign currency--at value	9,508	1,929	7,358
Cash	6,650	101	138
Deposits with counterparty	445,601	–	–
Receivables:
Dividends and interest	12,750	3,970	3,017
Expense reimbursement from Manager	172	14	37
Foreign currency contracts .	27,210	–	–
Fund shares sold	1,375	40	392
Investment securities sold	300,704	–	2,192
OTC swap agreements--at value (premiums paid $3,272, $0 and $0)	10,119	–	–
Variation margin on futures	1,721	–	–
Variation margin on swaps	577	–	–
Total Assets	3,827,859	733,129	1,014,432
Liabilities
Accrued management and investment advisory fees	3,538	520	880
Accrued distribution fees	49	3	1
Accrued transfer agent fees	220	5	5
Accrued directors' expenses	6	2	4
Accrued professional fees	156	40	38
Accrued other expenses	163	19	57
Deposits from counterparty	2,644	–	–
Payables:
Dividends and interest on securities sold short	1,968	–	–
Foreign currency contracts	23,458	–	–
Fund shares redeemed	2,913	263	239
Investment securities purchased	292,774	2,030	13,199
Options and swaptions contracts written (premiums received $3,678, $0 and $0)	2,293	–	–
Reverse repurchase agreements	260,252	–	–
Short sales (proceeds received $578,388, $0 and $0)	589,527	–	–
OTC swap agreements--at value (premiums received $1,014, $0 and $0)	9,922	–	–
Unrealized loss on unfunded loan commitments	3	–	–
Variation margin on futures	2,065	–	–
Variation margin on swaps	372	–	–
Total Liabilities	1,192,323	2,882	14,423
Net Assets Applicable to Outstanding Shares	$2,635,536	$730,247	$1,000,009
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,555,315	$548,629	$826,337
Accumulated undistributed (overdistributed) net investment income (loss)	(6,665)	8,008	4,325
Accumulated undistributed (overdistributed) net realized gain (loss)	49,203	90,691	58,355
Net unrealized appreciation (depreciation) of investments	34,016	82,920	110,992
Net unrealized appreciation (depreciation) on translation of assets and liabilities in
foreign currency	3,667	(1)	–
Total Net Assets	$2,635,536	$730,247	$1,000,009

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

	Global Multi-Strategy		Global Opportunities		International Small
Amounts in thousands, except per share amounts	Fund(a)		Fund		Company Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,950,000		650,000		400,000
Net Asset Value Per Share:
Class A: Net Assets	$63,860		$5,098		$5,204
Shares Issued and Outstanding	5,759		395		423
Net Asset Value per share	$11.09		$12.92		$12.29
Maximum Offering Price	$11.52		$13.67		$13.01
Class C: Net Assets	$41,343		$2,309		N/A
Shares Issued and Outstanding	3,847		181
Net Asset Value per share	$10.75	(b)	$12.77	(b)
Institutional: Net Assets	$749,738		$722,840		$18,212
Shares Issued and Outstanding	66,890		55,322		1,473
Net Asset Value per share	$11.21		$13.07		$12.36
R-6: Net Assets	$1,780,595		N/A		$976,593
Shares Issued and Outstanding	158,897				78,634
Net Asset Value per share	$11.21				$12.42

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

Multi-Manager Equity		Opportunistic		Origin Emerging
Amounts in thousands, except per share amounts	Long/Short Fund	Municipal Fund		Markets Fund
Investment in securities--at cost	$270,726	$115,424		$522,559
Investment in affiliated Funds--at cost	$75,765	$–		$17,494
Foreign currency--at cost	$2,998	$–		$–
Assets
Investment in securities--at value	$294,394	$116,850		$620,692
Investment in affiliated Funds--at value	75,765	–		17,494
Foreign currency--at value	2,981	–		–
Cash	565	600		–
Deposits with counterparty	103,695	–		–
Receivables:
Dividends and interest	579	1,389		1,848
Expense reimbursement from Manager	24	4		9
Foreign currency contracts .	4,077	–		–
Fund shares sold	2	828		106
Investment securities sold	9,686	–		–
OTC swap agreements--at value (premiums paid $0, $0 and $0)	1,856	–		–
Variation margin on futures	459	–		–
Total Assets	494,083	119,671		640,149
Liabilities
Accrued management and investment advisory fees	453	45		646
Accrued distribution fees	–	16		1
Accrued transfer agent fees	1	18		6
Accrued custodian fees	–	–		50
Accrued directors' expenses	3	2		2
Accrued professional fees	36	28		26
Accrued other expenses	35	9		7
Deposits from counterparty	710	–		–
Payables:
Dividends payable	–	385		–
Dividends and interest on securities sold short	147	–		–
Foreign currency contracts	2,193	–		–
Fund shares redeemed	33	225		149
Interest expense and fees payable	–	37		–
Investment securities purchased	15,079	3,056		–
Short sales (proceeds received $121,145, $0 and $0)	132,302	–		–
OTC swap agreements--at value (premiums received $0, $0 and $0)	2,420	–		–
Variation margin on futures	96	–		–
Floating rate notes issued	–	6,599		–
Total Liabilities	153,508	10,420		887
Net Assets Applicable to Outstanding Shares	$340,575	$109,251		$639,262
Net Assets Consist of:
Capital shares and additional paid-in-capital	$315,271	$109,228		$632,232
Accumulated undistributed (overdistributed) net investment income (loss)	(650)	428		7,809
Accumulated undistributed (overdistributed) net realized gain (loss)	10,708	(1,831)		(98,899)
Net unrealized appreciation (depreciation) of investments	13,369	1,426		98,133
Net unrealized appreciation (depreciation) on translation of assets and liabilities in
foreign currency	1,877	–		(13)
Total Net Assets	$340,575	$109,251		$639,262
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	550,000		550,000
Net Asset Value Per Share:
Class A: Net Assets	$468	$46,667		$4,384
Shares Issued and Outstanding	44	4,402		389
Net Asset Value per share	$10.69	$10.60		$11.28
Maximum Offering Price	$11.31	$11.01		$11.94
Class C: Net Assets	N/A	$7,118		N/A
Shares Issued and Outstanding		672
Net Asset Value per share		$10.59	(a)
Institutional: Net Assets	$123	$55,466		$12,032
Shares Issued and Outstanding	11	5,230		1,078
Net Asset Value per share	$10.75	$10.61		$11.16
R-6: Net Assets	$339,984	N/A		$622,846
Shares Issued and Outstanding	31,589			55,806
Net Asset Value per share	$10.76			$11.16

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

(This page intentionally left blank)

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

Preferred Securities		Real Estate Debt	Small-MidCap
Amounts in thousands, except per share amounts	Fund	Income Fund	Dividend Income Fund
Investment in securities--at cost	$5,319,781	$182,209	$2,363,280
Investment in affiliated Funds--at cost	$471	$4,395	$37,731
Investment in affiliated securities--at cost	$120,075	$–	$–
Assets
Investment in securities--at value	$5,464,077	$178,248	$2,805,176
Investment in affiliated Funds--at value	471	4,395	37,731
Investment in affiliated securities--at value	111,136	–	–
Cash	8,598	–	–
Deposits with counterparty	1,008	–	–
Receivables:
Dividends and interest	74,099	1,294	5,385
Expense reimbursement from Distributor	1	–	–
Fund shares sold	11,003	50	3,505
Investment securities sold	11,974	3,600	–
Total Assets	5,682,367	187,587	2,851,797
Liabilities
Accrued management and investment advisory fees	3,349	87	1,836
Accrued administrative service fees	1	–	–
Accrued distribution fees	687	–	190
Accrued service fees	2	–	–
Accrued transfer agent fees	835	2	572
Accrued chief compliance officer fees	1	–	–
Accrued directors' expenses	11	3	4
Accrued professional fees	30	28	26
Accrued other expenses	351	6	183
Deposits from counterparty	–	–	–
Payables:
Expense reimbursement to Manager	–	–	18
Fund shares redeemed	7,093	40	2,191
Investment securities purchased	9,866	–	–
Options and swaptions contracts written (premiums received $1,109, $0 and $0)	1,125	–	–
Variation margin on futures	998	–	–
Total Liabilities	24,349	166	5,020
Net Assets Applicable to Outstanding Shares	$5,658,018	$187,421	$2,846,777
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,486,206	$192,692	$2,076,905
Accumulated undistributed (overdistributed) net investment income (loss)	45,379	73	23,804
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,908)	(1,383)	304,173
Net unrealized appreciation (depreciation) of investments	135,341	(3,961)	441,896
Net unrealized appreciation (depreciation) on translation of assets and liabilities in
foreign currency	–	–	(1)
Total Net Assets	$5,658,018	$187,421	$2,846,777

See accompanying notes.

Statements of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

	Preferred Securities		Real Estate Debt	Small-MidCap
Amounts in thousands, except per share amounts	Fund		Income Fund	Dividend Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized	2,600,000		500,000	1,900,000
Net Asset Value Per Share:
Class A: Net Assets	$655,225		$1,200	$214,620
Shares Issued and Outstanding	65,124		126	12,033
Net Asset Value per share	$10.06		$9.54	$17.84
Maximum Offering Price	$10.45		$9.91	$18.88
Class C: Net Assets	$631,599		N/A	$170,893
Shares Issued and Outstanding	62,855			9,668
Net Asset Value per share	$10.05	(a)		$17.68	(a)
Class J: Net Assets	$45,458		N/A	N/A
Shares Issued and Outstanding	4,643
Net Asset Value per share	$9.79	(a)
Institutional: Net Assets	$3,306,108		$2,677	$2,453,527
Shares Issued and Outstanding	330,880		284	136,892
Net Asset Value per share	$9.99		$9.43	$17.92
R-1: Net Assets	$987		N/A	N/A
Shares Issued and Outstanding	99
Net Asset Value per share	$9.94
R-2: Net Assets	$1,788		N/A	N/A
Shares Issued and Outstanding	181
Net Asset Value per share	$9.88
R-3: Net Assets	$2,319		N/A	N/A
Shares Issued and Outstanding	234
Net Asset Value per share	$9.92
R-4: Net Assets	$1,284		N/A	N/A
Shares Issued and Outstanding	130
Net Asset Value per share	$9.90
R-5: Net Assets	$3,023		N/A	N/A
Shares Issued and Outstanding	304
Net Asset Value per share	$9.95
R-6: Net Assets	$1,010,227		$183,544	$7,737
Shares Issued and Outstanding	101,149		19,456	430
Net Asset Value per share	$9.99		$9.43	$17.98

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2018

			Diversified Real Asset	Dynamic Floating Rate
Amounts in thousands	Blue Chip Fund(a),(b)		Fund(c)	High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$44	$1,009	$12
Dividends		21,269	77,910	23
Withholding tax		(458)	(3,931)	–
Interest		–	62,157	578
	Total Income	20,855	137,145	613
Expenses:
Management and investment advisory fees		17,607	33,383	78
Distribution fees - Class A		274	259	11
Distribution fees - Class C		597	239	N/A
Distribution fees - Class J		65	N/A	N/A
Distribution fees - R-3		17	–	N/A
Distribution fees - R-4		1	–	N/A
Administrative service fees - R-3		5	–	N/A
Administrative service fees - R-5		1	–	N/A
Registration fees - Class A		27	16	16
Registration fees - Class C		21	16	N/A
Registration fees - Class J		24	N/A	N/A
Registration fees - Class T		16	N/A	N/A
Registration fees - Institutional		30	59	16
Registration fees - R-6		36	18	N/A
Service fees - R-3		18	–	N/A
Service fees - R-4		3	–	N/A
Service fees - R-5		16	–	N/A
Shareholder reports - Class A		29	38	1
Shareholder reports - Class C		14	15	N/A
Shareholder reports - Class J		11	N/A	N/A
Shareholder reports - Institutional		6	518	–
Shareholder reports - R-6		–	6	N/A
Transfer agent fees - Class A		129	171	12
Transfer agent fees - Class C		67	41	N/A
Transfer agent fees - Class J		58	N/A	N/A
Transfer agent fees - Class T		10	N/A	N/A
Transfer agent fees - Institutional		56	2,825	–
Chief compliance officer fees		3	5	–
Custodian fees		16	367	1
Directors' expenses		48	74	2
Professional fees		35	137	46
Other expenses		54	68	1
	Total Gross Expenses	19,294	38,255	184
Less: Reimbursement from Manager		–	1,141	–
Less: Reimbursement from Manager - Class A		–	37	38
Less: Reimbursement from Manager - Class C		–	29	N/A
Less: Reimbursement from Manager - Class T		26	N/A	N/A
Less: Reimbursement from Manager - Institutional		–	1,818	40
Less: Reimbursement from Distributor - Class J		13	N/A	N/A
	Total Net Expenses	19,255	35,230	106
	Net Investment Income (Loss)	1,600	101,915	507

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2018

		Diversified Real Asset	Dynamic Floating Rate
Amounts in thousands	Blue Chip Fund(a),(b)	Fund(c)	High Income Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements
Net realized gain (loss) from:
Investment transactions	193,418	212,093	25
Foreign currency contracts	–	(1,685)	–
Foreign currency transactions	–	(1,276)	–
Futures contracts	–	16,547	–
Options and swaptions	–	524	–
Swap agreements	–	(621)	–
Net change in unrealized appreciation/depreciation of:
Investments	434,401	(159,017)	(13)
Foreign currency contracts	–	(1,705)	–
Futures contracts	–	(11,171)	–
Options and swaptions	–	521	–
Swap agreements	–	(4,244)	–
Translation of assets and liabilities in foreign currencies	–	(173)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements	627,819	49,793	12
Net Increase (Decrease) in Net Assets Resulting from Operations$	629,419	$151,708	$519

(a)	Class J shares commenced operations on September 11, 2017.
(b)	Class T shares discontinued operations onAugust 24, 2018.
(c)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2018

		Global Multi-Strategy	Global Opportunities	International Small
Amounts in thousands		Fund(a)	Fund	Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$4,607	$109	$149
Dividends		23,140	19,716	23,863
Withholding tax		(955)	(967)	(2,217)
Interest		69,798	1	–
	Total Income	96,590	18,859	21,795
Expenses:
Management and investment advisory fees		42,942	7,273	10,686
Distribution fees - Class A		180	12	11
Distribution fees - Class C		456	22	N/A
Registration fees - Class A		18	16	18
Registration fees - Class C		18	15	N/A
Registration fees - Institutional		78	18	4
Registration fees - R-6		21	N/A	20
Shareholder reports - Class A		12	4	3
Shareholder reports - Class C		9	2	N/A
Shareholder reports - Institutional		180	–	–
Shareholder reports - R-6		4	N/A	1
Transfer agent fees - Class A		76	19	19
Transfer agent fees - Class C		53	13	N/A
Transfer agent fees - Institutional		762	1	5
Chief compliance officer fees		4	1	1
Custodian fees		299	57	205
Directors' expenses		49	17	18
Dividends and interest on securities sold short		9,321	–	–
Professional fees		218	79	49
Short sale fees		1,982	–	–
Other expenses		221	28	24
Reverse repurchase agreement interest expense		3,437	–	–
	Total Gross Expenses	60,340	7,577	11,064
Less: Reimbursement from Manager		1,098	–	–
Less: Reimbursement from Manager - Class A		–	20	27
Less: Reimbursement from Manager - Class C		–	22	N/A
Less: Reimbursement from Manager - Institutional		84	127	2
Less: Reimbursement from Manager - R-6		85	N/A	111
	Total Net Expenses	59,073	7,408	10,924
	Net Investment Income (Loss)	37,517	11,451	10,871
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions		121,206	103,128	81,891
Foreign currency contracts		(19,693)	–	–
Foreign currency transactions		(3,622)	(319)	(306)
Futures contracts		(9,178)	–	–
Options and swaptions		6,373	–	–
Short sales		(23,596)	–	–
Swap agreements		(16,334)	–	–
Net change in unrealized appreciation/depreciation of:
Investments		(56,983)	(31,350)	(23,938)
Foreign currency contracts		4,725	–	–
Futures contracts		3,800	–	–
Options and swaptions		431	–	–
Short sales		4,349	–	–
Swap agreements		(13,228)	–	–
Translation of assets and liabilities in foreign currencies		(484)	(15)	(38)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements		(2,234)	71,444	57,609
Net Increase (Decrease) in Net Assets Resulting from Operations$		35,283	$82,895	$68,480

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2018

	Multi-Manager Equity		Opportunistic	Origin Emerging
Amounts in thousands		Long/Short Fund	Municipal Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$855 $	– $	200
Dividends		5,919	5	19,343
Withholding tax		(251)	–	(2,319)
Interest		844	5,801	15
	Total Income	7,367	5,806	17,239
Expenses:
Management and investment advisory fees		5,427	588	8,572
Distribution fees - Class A		1	109	11
Distribution fees - Class C		N/A	93	N/A
Registration fees - Class A		17	24	17
Registration fees - Class C		N/A	16	N/A
Registration fees - Institutional		17	18	16
Registration fees - R-6		18	N/A	17
Shareholder reports - Class A		–	2	2
Shareholder reports - Class C		N/A	1	N/A
Shareholder reports - Institutional		–	1	1
Transfer agent fees - Class A		9	31	16
Transfer agent fees - Class C		N/A	14	N/A
Transfer agent fees - Institutional		–	45	15
Chief compliance officer fees		–	–	1
Custodian fees		122	2	199
Directors' expenses		8	4	14
Dividends and interest on securities sold short		2,079	–	–
Interest expense and fees		–	122	–
Professional fees		50	33	44
Short sale fees		427	–	–
Other expenses		8	5	15
	Total Gross Expenses	8,183	1,108	8,940
Less: Reimbursement from Manager - Class A		26	7	23
Less: Reimbursement from Manager - Class C		N/A	22	N/A
Less: Reimbursement from Manager - Institutional		17	10	26
Less: Reimbursement from Manager - R-6		135	N/A	140
	Total Net Expenses	8,005	1,069	8,751
	Net Investment Income (Loss)	(638)	4,737	8,488
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions		29,211	347	67,958
Foreign currency contracts		(187)	–	–
Foreign currency transactions		257	–	(465)
Futures contracts		3,206	–	(240)
Short sales		(12,872)	–	–
Swap agreements		592	–	–
Net change in unrealized appreciation/depreciation of:
Investments		7,603	(1,172)	(90,796)
Foreign currency contracts		2,100	–	–
Futures contracts		450	–	(915)
Short sales		(4,189)	–	–
Swap agreements		(4,711)	–	–
Translation of assets and liabilities in foreign currencies		(35)	–	(15)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures, Short
	sales and Swap agreements	21,425	(825)	(24,473)
Net Increase (Decrease) in Net Assets Resulting from Operations$		20,787	$3,912	$(15,985)

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2018

	Preferred Securities		Real Estate Debt	Small-MidCap
Amounts in thousands		Fund(a)	Income Fund	Dividend Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$910	$47	$501
Dividends from affiliated securities		9,140	–	–
Dividends		72,057	8	94,226
Withholding tax		–	–	(914)
Interest		263,779	7,769	3
	Total Income	345,886	7,824	93,816
Expenses:
Management and investment advisory fees		40,871	1,032	22,985
Distribution fees - Class A		1,740	3	549
Distribution fees - Class C		6,989	N/A	1,764
Distribution fees - Class J		75	N/A	N/A
Distribution fees - R-1		4	N/A	N/A
Distribution fees - R-2		6	N/A	N/A
Distribution fees - R-3		6	N/A	N/A
Distribution fees - R-4		1	N/A	N/A
Administrative service fees - R-1		3	N/A	N/A
Administrative service fees - R-2		4	N/A	N/A
Administrative service fees - R-3		2	N/A	N/A
Registration fees - Class A		38	16	13
Registration fees - Class C		23	N/A	18
Registration fees - Class J		17	N/A	N/A
Registration fees - Class T		16	N/A	N/A
Registration fees - Institutional		208	18	100
Registration fees - R-6		18	18	20
Service fees - R-1		3	N/A	N/A
Service fees - R-2		5	N/A	N/A
Service fees - R-3		6	N/A	N/A
Service fees - R-4		3	N/A	N/A
Service fees - R-5		9	N/A	N/A
Shareholder reports - Class A		86	1	45
Shareholder reports - Class C		86	N/A	34
Shareholder reports - Class J		26	N/A	N/A
Shareholder reports - Institutional		369	–	277
Transfer agent fees - Class A		663	11	240
Transfer agent fees - Class C		621	N/A	187
Transfer agent fees - Class J		58	N/A	N/A
Transfer agent fees - Class T		9	N/A	N/A
Transfer agent fees - Institutional		3,247	1	1,801
Chief compliance officer fees		8	–	4
Custodian fees		50	2	17
Directors' expenses		107	7	52
Professional fees		37	33	33
Other expenses		52	3	33
	Total Gross Expenses	55,466	1,145	28,172
Less: Reimbursement from Manager - Class A		–	26	39
Less: Reimbursement from Manager - Class C		–	N/A	32
Less: Reimbursement from Manager - Class T		25	N/A	N/A
Less: Reimbursement from Manager - Institutional		–	17	–
Less: Reimbursement from Manager - R-6		–	25	–
Less: Reimbursement from Distributor - Class J		15	N/A	N/A
	Total Net Expenses	55,426	1,077	28,101
	Net Investment Income (Loss)	290,460	6,747	65,715

See accompanying notes.

Statements of Operations
Principal Funds, Inc.
Year Ended August 31, 2018

Preferred Securities		Real Estate Debt	Small-MidCap
Amounts in thousands	Fund(a)	Income Fund	Dividend Income Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and
Options and Swaptions
Net realized gain (loss) from:
Investment transactions	(88,978)	(1,210)	328,133
Foreign currency transactions	–	–	(21)
Futures contracts	36,496	–	–
Options and swaptions	53,174	–	–
Net change in unrealized appreciation/depreciation of:
Investments	(263,378)	(4,694)	9,634
Investment in affiliated securities	(5,164)	–	3,715
Options and swaptions	(539)	–	–
Translation of assets and liabilities in foreign currencies	–	–	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and
Options and Swaptions	(268,389)	(5,904)	341,459
Net Increase (Decrease) in Net Assets Resulting from Operations$	22,071	$843	$407,174

(a) Class T shares discontinued operations on August 24, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands															Blue Chip Fund
													Year Ended				Year Ended
													August 31, 2018				August 31, 2017
Operations
Net investment income (loss)															$1,600			$11,988
Net realized gain (loss) on Investments															193,418			64,524
Net change in unrealized appreciation/depreciation of on Investments															434,401			215,297
				Net Increase (Decrease) in Net Assets Resulting from Operations											629,419			291,809

Dividends and Distributions to Shareholders
From net investment income															(491)			(6,795)
From net realized gain on investments															(66,381)			(8,486)
							Total Dividends and Distributions								(66,872)			(15,281)

Capital Share Transactions
Net increase (decrease) in capital share transactions															895,101			148,658
							Total Increase (Decrease) in Net Assets								1,457,648			425,186

Net Assets
Beginning of period															1,758,258			1,333,072
End of period (including undistributed net investment income as set forth below)															$3,215,906			$1,758,258
Undistributed (overdistributed) net investment income (loss)															$638			$2,238

		Class A		Class C		Class J	Class P(a)	Class T			Institutional		R-3		R-4		R-5	R-6
Capital Share Transactions:
Year Ended August 31, 2018(b),(c)
Dollars:
Sold		$88,378		$44,665		$21,425	N/A $		5		$111,280		$1,554		$283		$4,968	$ 1,021,470
Issued in acquisitions		–		–		37,751	N/A		–		432,514		6,762		1,306		6,627	–
Reinvested		2,403		1,334		1,139	N/A		–		2,130		200		38		197	59,364
Redeemed		(21,595)		(7,039)		(10,396)	N/A		(19)		(459,525)		(1,939)		(632)		(7,888)	(441,659)
Net Increase (Decrease)		$69,186		$38,960		$49,919	N/A $		(14	) $	86,399		$6,577		$995		$3,904	$ 639,175
Shares:
Sold		3,968		2,062		954	N/A		–		4,947		70		13		223	48,023
Issued in acquisitions		–		–		1,855	N/A		–		21,244		334		64		326	–
Reinvested		115		66		54	N/A		–		101		9		2		9	2,805
Redeemed		(976)		(330)		(469)	N/A		(1)		(22,349)		(88)		(28)		(348)	(20,384)
Net Increase (Decrease)		3,107		1,798		2,394	N/A		(1)		3,943		325		51		210	30,444
Year Ended August 31, 2017(d),(e)
Dollars:
Sold		$37,173		$18,709	$	N/A $	18,679		$10		$381,672		$309		$75		$79	$ 1,630,602
Reinvested		210		143		N/A	181		–		14,736		–		–		–	–
Redeemed		(11,281)		(5,385)		N/A	(39,436)		–		(1,784,271)		–		(63)		(13)	(113,471)
Net Increase (Decrease)		$26,102		$13,467	$	N/A	$ (20,576)		$10		$ (1,387,863)		$309		$12		$66	$ 1,517,131
Shares:
Sold		2,063		1,069		N/A	1,048		1		21,899		16		4		4	84,553
Reinvested		12		8		N/A	10		–		858		–		–		–	–
Redeemed		(643)		(308)		N/A	(2,089)		–		(93,549)		–		(3)		(1)	(5,833)
Net Increase (Decrease)		1,432		769		N/A	(1,031)		1		(70,792)		16		1		3	78,720

Distributions:
Year Ended August 31, 2018(b),(c)
From net investment income	$	– $		– $		–	N/A $		– $		(16	) $	– $		– $		– $	(475)
From net realized gain on
investments		(2,425)		(1,337)		(1,142)	N/A		–		(2,153)		(200)		(38)		(197)	(58,889)
Total Dividends and
Distributions		$(2,425	) $	(1,337	) $	(1,142)	N/A $		– $		(2,169	) $	(200	) $	(38	) $	(197)	$ (59,364)
Year Ended August 31, 2017(d),(e)
From net investment income	$	– $		– $		N/A $	(68	) $	– $		(6,727	) $	– $		– $		– $	–
From net realized gain on
investments		(212)		(143)		N/A	(114)		–		(8,017)		–		–		–	–
Total Dividends and
Distributions		$(212	) $	(143	) $	N/A $	(182	) $	– $		(14,744	) $	– $		– $		– $	–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from September 11, 2017, date operations commenced, throughAugust 31, 2018 for Class J.
(c)	Class T shares discontinued operations onAugust 24, 2018.
(d)	Period from June 12, 2017, date operations commenced, throughAugust 31, 2017 for Class T shares.
(e)	Period from January 3, 2017, date operations commenced, throughAugust 31, 2017 for R-6 shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands										Diversified Real Asset Fund(b)
									Year Ended		Year Ended
									August 31, 2018		August 31, 2017
Operations
Net investment income (loss)										$101,915		$84,382
Net realized gain (loss) on Investments, Foreign currencies, Futures, Options and Swaptions and Swap agreements										225,582		56,922
Net change in unrealized appreciation/depreciation of on Investments, Foreign currencies, Futures, Options and Swaptions,
Swap agreements and Translation of assets & liabilities in foreign currencies										(175,789)		142,396
	Net Increase (Decrease) in Net Assets Resulting from Operations									151,708		283,700

Dividends and Distributions to Shareholders
From net investment income										(89,016)		(96,628)
			Total Dividends and Distributions							(89,016)		(96,628)

Capital Share Transactions
Net increase (decrease) in capital share transactions										(194,312)		400,632
			Total Increase (Decrease) in Net Assets							(131,620)		587,704

Net Assets
Beginning of period										4,303,892		3,716,188
End of period (including undistributed net investment income as set forth below)										$4,172,272		$4,303,892
Undistributed (overdistributed) net investment income (loss)										$81,362		$59,615

	Class A		Class C		Class P(a)		Institutional		R-3	R-4	R-5	R-6
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$36,259		$3,917		N/A		$ 733,849 $		70	$4	$11	$ 489,624
Reinvested	1,782		241		N/A		54,147		–	–	–	31,163
Redeemed	(50,457)		(6,317)		N/A		(901,078)		(6)	–	(11)	(587,510)
Net Increase (Decrease)	$ (12,416)		$(2,159)		N/A		$ (113,082)		$64	$4 $	– $	(66,723)
Shares:
Sold	3,101		341		N/A		62,772		6	–	1	41,704
Reinvested	154		21		N/A		4,672		–	–	–	2,689
Redeemed	(4,346)		(553)		N/A		(76,965)		–	–	(1)	(50,217)
Net Increase (Decrease)	(1,091)		(191)		N/A		(9,521)		6	–	–	(5,824)
Year Ended August 31, 2017
Dollars:
Sold	$72,569		$2,941		$84,028		$ 1,304,280		$ 13 $	– $	– $	1,535,262
Reinvested	4,231		310		2,521		85,946		–	–	–	714
Redeemed	(175,184)		(10,801)		(238,865)		(2,219,569)		(9)	–	–	(47,755)
Net Increase (Decrease)	$ (98,384)		$(7,550)		$ (152,316)		$ (829,343)		$4 $	– $	–	$ 1,488,221
Shares:
Sold	6,556		271		7,597		117,575		1	–	–	137,106
Reinvested	394		29		234		7,995		–	–	–	66
Redeemed	(15,756)		(993)		(21,397)		(198,751)		(1)	–	–	(4,209)
Net Increase (Decrease)	(8,806)		(693)		(13,566)		(73,181)		–	–	–	132,963

Distributions:
Year Ended August 31, 2018
From net investment income	$(1,822	) $	(272)		N/A $		(55,759	) $	– $	– $	– $	(31,163)
From net realized gain on investments	–		–		N/A		–		–	–	–	–
Total Dividends and Distributions	$(1,822	) $	(272)		N/A $		(55,759	) $	– $	– $	– $	(31,163)
Year Ended August 31, 2017
From net investment income	$(4,313	) $	(369	) $	(3,760	) $	(87,472	) $	– $	– $	– $	(714)
From net realized gain on investments	–		–		–		–		–	–	–	–
Total Dividends and Distributions	$(4,313	) $	(369	) $	(3,760	) $	(87,472	) $	– $	– $	– $	(714)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

		Dynamic Floating Rate High Income
Amounts in thousands		Fund
		Year Ended	Year Ended
	August 31, 2018		August 31, 2017
Operations
Net investment income (loss)		$507			$649
Net realized gain (loss) on Investments		25			196
Net change in unrealized appreciation/depreciation of on Investments		(13)			10
Net Increase (Decrease) in Net Assets Resulting from Operations		519			855

Dividends and Distributions to Shareholders
From net investment income		(496)			(635)
	Total Dividends and Distributions	(496)			(635)

Capital Share Transactions
Net increase (decrease) in capital share transactions		3,761			(4,364)
	Total Increase (Decrease) in Net Assets	3,784			(4,144)

Net Assets
Beginning of period		10,022			14,166
End of period (including undistributed net investment income as set forth below)		$13,806			$10,022
Undistributed (overdistributed) net investment income (loss)		$10			$5

			Class A		Institutional
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold			$4,459		$325
Reinvested			119		8
Redeemed			(1,006)		(144)
Net Increase (Decrease)			$3,572		$189
Shares:
Sold			479		35
Reinvested			13		1
Redeemed			(108)		(16)
Net Increase (Decrease)			384		20
Year Ended August 31, 2017
Dollars:
Sold			$704		$67
Reinvested			27		2
Redeemed			(5,154)		(10)
Net Increase (Decrease)			$(4,423	) $	59
Shares:
Sold			76		8
Reinvested			3		–
Redeemed			(554)		(1)
Net Increase (Decrease)			(475)		7

Distributions:
Year Ended August 31, 2018
From net investment income			$(201	) $	(295)
From net realized gain on investments			–		–
Total Dividends and Distributions			$(201	) $	(295)
Year Ended August 31, 2017
From net investment income			$(314	) $	(321)
From net realized gain on investments			–		–
Total Dividends and Distributions			$(314	) $	(321)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands					Global Multi-Strategy Fund(c)
				Year Ended			Year Ended
				August 31, 2018			August 31, 2017
Operations
Net investment income (loss)					$37,517				$28,877
Net realized gain (loss) on Investments, Foreign currencies, Futures, Options and Swaptions, Short sales and Swap agreements					55,156				66,596
Net change in unrealized appreciation/depreciation of on Investments, Foreign currencies, Futures, Options and Swaptions,
Short sales, Swap agreements and Translation of assets & liabilities in foreign currencies					(57,390)				42,754
Net Increase (Decrease) in Net Assets Resulting from Operations					35,283				138,227

Dividends and Distributions to Shareholders
From net investment income					(21,616)				(3,555)
From net realized gain on investments					(57,008)				–
Total Dividends and Distributions					(78,624)				(3,555)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(170,960)				(38,863)
Total Increase (Decrease) in Net Assets					(214,301)				95,809

Net Assets
Beginning of period					2,849,837				2,754,028
End of period (including undistributed net investment income as set forth below)					$2,635,536				$2,849,837
Undistributed (overdistributed) net investment income (loss)					$(6,665)				$13,411

		Class A		Class C	Class P(a)		Institutional		R-6
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold		$10,909		$5,706	N/A		$ 423,848		$ 675,478
Reinvested		1,708		911	N/A		20,196		39,054
Redeemed		(60,470)		(12,442)	N/A		(831,305)		(444,553)
Net Increase (Decrease)	$ (47,853)			$(5,825)	N/A		$ (387,261)		$ 269,979
Shares:
Sold		973		524	N/A		37,345		59,936
Reinvested		152		83	N/A		1,777		3,438
Redeemed		(5,367)		(1,147)	N/A		(73,773)		(38,940)
Net Increase (Decrease)		(4,242)		(540)	N/A		(34,651)		24,434
Year Ended August 31, 2017(b)
Dollars:
Sold		$38,628		$6,347	$91,863		$ 815,966		$1,562,901
Reinvested		–		–	70		2,864		–
Redeemed		(76,964)		(16,739)	(390,387)		(2,028,854)		(44,558)
Net Increase (Decrease)		$ (38,336)		$ (10,392)	$ (298,454)		$ (1,210,024)	$ 1,518,343
Shares:
Sold		3,530		594	8,351		73,220		138,394
Reinvested		–		–	6		262		–
Redeemed		(7,024)		(1,561)	(34,884)		(180,477)		(3,931)
Net Increase (Decrease)		(3,494)		(967)	(26,527)		(106,995)		134,463

Distributions:
Year Ended August 31, 2018
From net investment income		$(341	) $	–	N/A $		(8,872	) $	(12,403)
From net realized gain on investments		(1,514)		(1,018)	N/A		(23,503)		(30,973)
Total Dividends and Distributions		$(1,855	) $	(1,018)	N/A $		(32,375)		$ (43,376)
Year Ended August 31, 2017(b)
From net investment income	$	– $		– $	(93	) $	(3,462	) $	–
From net realized gain on investments		–		–	–		–		–
Total Dividends and Distributions	$	– $		– $	(93	) $	(3,462	) $	–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from June 12, 2017, date operations commenced, throughAugust 31, 2017 for R-6 shares.
(c)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands			Global Opportunities Fund
	Year Ended				Year Ended
	August 31, 2018				August 31, 2017
Operations
Net investment income (loss)			$11,451			$19,052
Net realized gain (loss) on Investments and Foreign currencies			102,809			106,380
Net change in unrealized appreciation/depreciation of on Investments and Translation of assets & liabilities in foreign
currencies			(31,365)			50,993
Net Increase (Decrease) in Net Assets Resulting from Operations			82,895			176,425

Dividends and Distributions to Shareholders
From net investment income			(27,962)			(22,466)
From net realized gain on investments			(63,741)			–
Total Dividends and Distributions			(91,703)			(22,466)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(214,355)			(528,148)
Total Increase (Decrease) in Net Assets			(223,163)			(374,189)

Net Assets
Beginning of period			953,410			1,327,599
End of period (including undistributed net investment income as set forth below)			$730,247			$953,410
Undistributed (overdistributed) net investment income (loss)			$8,008			$23,850

	Class A		Class C		Class P(a)	Institutional
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$1,274		$623		N/A $	23,452
Reinvested	462		181		N/A	91,053
Redeemed	(1,162)		(360)		N/A	(329,878)
Net Increase (Decrease)	$574		$444		N/A	$ (215,373)
Shares:
Sold	100		49		N/A	1,805
Reinvested	36		14		N/A	7,095
Redeemed	(91)		(28)		N/A	(25,693)
Net Increase (Decrease)	45		35		N/A	(16,793)
Year Ended August 31, 2017
Dollars:
Sold	$1,113		$669		$42	$62,847
Reinvested	49		3		1	22,413
Redeemed	(2,107)		(591)		(214)	(612,373)
Net Increase (Decrease)	$(945	) $	81		$(171)	$ (527,113)
Shares:
Sold	94		56		4	5,278
Reinvested	4		–		–	1,968
Redeemed	(179)		(51)		(18)	(49,338)
Net Increase (Decrease)	(81)		5		(14)	(42,092)

Distributions:
Year Ended August 31, 2018
From net investment income	$(122	) $	(39)		N/A	$ (27,801)
From net realized gain on investments	(345)		(144)		N/A	(63,252)
Total Dividends and Distributions	$(467	) $	(183)		N/A	$ (91,053)
Year Ended August 31, 2017
From net investment income	$(49	) $	(3	) $	(1)	$ (22,413)
From net realized gain on investments	–		–		–	–
Total Dividends and Distributions	$(49	) $	(3	) $	(1)	$ (22,413)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	International Small Company Fund
	Year Ended			Year Ended
	August 31, 2018			August 31, 2017
Operations
Net investment income (loss)			$10,871			$7,535
Net realized gain (loss) on Investments and Foreign currencies			81,585			21,494
Net change in unrealized appreciation/depreciation of on Investments and Translation of assets & liabilities in foreign
currencies			(23,976)			132,015
Net Increase (Decrease) in Net Assets Resulting from Operations			68,480			161,044

Dividends and Distributions to Shareholders
From net investment income			(20,943)			(1,380)
From net realized gain on investments			(29,376)			–
Total Dividends and Distributions			(50,319)			(1,380)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(25,827)			677,042
Total Increase (Decrease) in Net Assets			(7,666)			836,706

Net Assets
Beginning of period			1,007,675			170,969
End of period (including undistributed net investment income as set forth below)			$1,000,009			$1,007,675
Undistributed (overdistributed) net investment income (loss)			$4,325			$8,788

	Class A		Class P(a)	Institutional		R-6
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$4,191		N/A $	17,713		$98,299
Reinvested	169		N/A	131		50,019
Redeemed	(1,794)		N/A	(1,256)		(193,299)
Net Increase (Decrease)	$2,566		N/A $	16,588		$ (44,981)
Shares:
Sold	330		N/A	1,398		7,710
Reinvested	13		N/A	10		3,938
Redeemed	(143)		N/A	(99)		(15,177)
Net Increase (Decrease)	200		N/A	1,309		(3,529)
Year Ended August 31, 2017(b)
Dollars:
Sold	$1,332	$	– $	607,275		$1,000,830
Reinvested	2		–	1,378		–
Redeemed	(1,095)		(184)	(886,001)		(46,495)
Net Increase (Decrease)	$239		$(184)	$ (277,348)		$ 954,335
Shares:
Sold	123		–	60,155		86,092
Reinvested	–		–	142		–
Redeemed	(107)		(16)	(77,241)		(3,929)
Net Increase (Decrease)	16		(16)	(16,944)		82,163

Distributions:
Year Ended August 31, 2018
From net investment income	$(61)		N/A $	(54)		$ (20,828)
From net realized gain on investments	(108)		N/A	(77)		(29,191)
Total Dividends and Distributions	$(169)		N/A $	(131)		$(50,019)
Year Ended August 31, 2017(b)
From net investment income	$(2	) $	– $	(1,378	) $	–
From net realized gain on investments	–		–	–		–
Total Dividends and Distributions	$(2	) $	– $	(1,378	) $	–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, throughAugust 31, 2017 for R-6 shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	Multi-Manager Equity Long/Short Fund
	Year Ended				Year Ended
	August 31, 2018				August 31, 2017
Operations
Net investment income (loss)			$(638)				$(2,052)
Net realized gain (loss) on Investments, Foreign currencies, Futures, Short sales and Swap agreements			20,207				15,611
Net change in unrealized appreciation/depreciation of on Investments, Foreign currencies, Futures, Short sales, Swap
agreements and Translation of assets & liabilities in foreign currencies			1,218				9,104
Net Increase (Decrease) in Net Assets Resulting from Operations			20,787				22,663

Dividends and Distributions to Shareholders
From net investment income			(3,232)				(1,488)
From net realized gain on investments			(14,336)				(910)
Total Dividends and Distributions			(17,568)				(2,398)

Capital Share Transactions
Net increase (decrease) in capital share transactions			13,547				(22,518)
Total Increase (Decrease) in Net Assets			16,766				(2,253)

Net Assets
Beginning of period			323,809				326,062
End of period (including undistributed net investment income as set forth below)			$340,575				$323,809
Undistributed (overdistributed) net investment income (loss)			$(650)				$1,138

	Class A		Class P(a)		Institutional		R-6
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$432		N/A $		38		$21,805
Reinvested	15		N/A		5		17,548
Redeemed	(85)		N/A		–		(26,211)
Net Increase (Decrease)	$362		N/A $		43		$13,142
Shares:
Sold	40		N/A		4		1,992
Reinvested	1		N/A		–		1,608
Redeemed	(8)		N/A		–		(2,444)
Net Increase (Decrease)	33		N/A		4		1,156
Year Ended August 31, 2017
Dollars:
Sold	$108	$	– $		107		$7,606
Reinvested	1		–		–		2,396
Redeemed	(56)		(11)		(41)		(32,628)
Net Increase (Decrease)	$53		$(11	) $	66		$ (22,626)
Shares:
Sold	10		–		10		748
Reinvested	–		–		–		236
Redeemed	(5)		(1)		(4)		(3,170)
Net Increase (Decrease)	5		(1)		6		(2,186)

Distributions:
Year Ended August 31, 2018
From net investment income	$(2)		N/A $		(1	) $	(3,229)
From net realized gain on investments	(13)		N/A		(4)		(14,319)
Total Dividends and Distributions	$(15)		N/A $		(5)		$ (17,548)
Year Ended August 31, 2017
From net investment income	$(1	) $	– $		– $		(1,487)
From net realized gain on investments	–		–		–		(910)
Total Dividends and Distributions	$(1	) $	– $		– $		(2,397)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	Opportunistic Municipal Fund
	Year Ended				Year Ended
	August 31, 2018				August 31, 2017
Operations
Net investment income (loss)			$4,737				$4,730
Net realized gain (loss) on Investments			347				(1,000)
Net change in unrealized appreciation/depreciation of on Investments			(1,172)				(5,547)
	Net Increase (Decrease) in Net Assets Resulting from Operations		3,912				(1,817)

Dividends and Distributions to Shareholders
From net investment income			(4,520)				(4,463)
	Total Dividends and Distributions		(4,520)				(4,463)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(6,997)				(17,168)
	Total Increase (Decrease) in Net Assets		(7,605)				(23,448)

Net Assets
Beginning of period			116,856				140,304
End of period (including undistributed net investment income as set forth below)			$109,251				$116,856
Undistributed (overdistributed) net investment income (loss)			$428				$401

	Class A		Class C		Class P(a)		Institutional
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$21,672		$1,380		N/A $		20,858
Reinvested	1,592		220		N/A		2,599
Redeemed	(17,142)		(8,759)		N/A		(29,417)
Net Increase (Decrease)	$6,122		$(7,159)		N/A $		(5,960)
Shares:
Sold	2,039		130		N/A		1,961
Reinvested	150		21		N/A		245
Redeemed	(1,613)		(822)		N/A		(2,775)
Net Increase (Decrease)	576		(671)		N/A		(569)
Year Ended August 31, 2017
Dollars:
Sold	$22,606		$2,272		$21,394		$62,363
Reinvested	1,393		237		1,820		480
Redeemed	(30,169)		(4,049)		(90,423)		(5,092)
Net Increase (Decrease)	$(6,170	) $	(1,540)		$ (67,209)		$57,751
Shares:
Sold	2,164		217		2,049		5,922
Reinvested	134		23		175		45
Redeemed	(2,933)		(389)		(8,655)		(495)
Net Increase (Decrease)	(635)		(149)		(6,431)		5,472

Distributions:
Year Ended August 31, 2018
From net investment income	$(1,638	) $	(277)		N/A $		(2,605)
From net realized gain on investments	–		–		N/A		–
Total Dividends and Distributions	$(1,638	) $	(277)		N/A $		(2,605)
Year Ended August 31, 2017
From net investment income	$(1,547	) $	(451	) $	(1,978	) $	(487)
From net realized gain on investments	–		–		–		–
Total Dividends and Distributions	$(1,547	) $	(451	) $	(1,978	) $	(487)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	Origin Emerging Markets Fund
	Year Ended			Year Ended
	August 31, 2018			August 31, 2017
Operations
Net investment income (loss)			$8,488			$7,976
Net realized gain (loss) on Investments, Foreign currencies and Futures			67,253			32,274
Net change in unrealized appreciation/depreciation of on Investments, Futures and Translation of assets & liabilities in foreign
currencies			(91,726)			121,890
	Net Increase (Decrease) in Net Assets Resulting from Operations		(15,985)			162,140

Dividends and Distributions to Shareholders
From net investment income			(6,798)			(5,516)
	Total Dividends and Distributions		(6,798)			(5,516)

Capital Share Transactions
Net increase (decrease) in capital share transactions			(39,350)			(233,874)
	Total Increase (Decrease) in Net Assets		(62,133)			(77,250)

Net Assets
Beginning of period			701,395			778,645
End of period (including undistributed net investment income as set forth below)			$639,262			$701,395
Undistributed (overdistributed) net investment income (loss)			$7,809			$6,584

	Class A		Class P(a)	Institutional		R-6
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$7,031		N/A $	15,610		$95,283
Reinvested	15		N/A	394		6,389
Redeemed	(5,183)		N/A	(40,679)		(118,210)
Net Increase (Decrease)	$1,863		N/A	$ (24,675)		$ (16,538)
Shares:
Sold	544		N/A	1,262		7,719
Reinvested	1		N/A	32		524
Redeemed	(412)		N/A	(3,281)		(9,526)
Net Increase (Decrease)	133		N/A	(1,987)		(1,283)
Year Ended August 31, 2017
Dollars:
Sold	$2,533		$102	$57,086		$ 608,797
Reinvested	1		–	5,514		–
Redeemed	(197)		(117)	(884,582)		(23,011)
Net Increase (Decrease)	$2,337		$(15)	$ (821,982)		$ 585,786
Shares:
Sold	231		10	6,235		59,240
Reinvested	–		–	677		–
Redeemed	(19)		(11)	(90,587)		(2,161)
Net Increase (Decrease)	212		(1)	(83,675)		57,079

Distributions:
Year Ended August 31, 2018
From net investment income	$(15)		N/A $	(394	) $	(6,389)
From net realized gain on investments	–		N/A	–		–
Total Dividends and Distributions	$(15)		N/A $	(394	) $	(6,389)
Year Ended August 31, 2017
From net investment income	$(1	) $	– $	(5,514	) $	(1)
From net realized gain on investments	–		–	–		–
Total Dividends and Distributions	$(1	) $	– $	(5,514	) $	(1)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands										Preferred Securities Fund
									Year Ended			Year Ended
									August 31, 2018			August 31, 2017
Operations
Net investment income (loss)										$290,460			$277,561
Net realized gain (loss) on Investments, Foreign currencies, Futures and Options and Swaptions										692			32,569
Net change in unrealized appreciation/depreciation of on Investments and Options and Swaptions										(269,081)			82,958
		Net Increase (Decrease) in Net Assets Resulting from Operations								22,071			393,088

Dividends and Distributions to Shareholders
From net investment income										(284,886)			(262,117)
From net realized gain on investments										(9,890)			(49,533)
						Total Dividends and Distributions				(294,776)			(311,650)

Capital Share Transactions
Net increase (decrease) in capital share transactions										46,932			(25,317)
				Total Increase (Decrease) in Net Assets						(225,773)			56,121

Net Assets
Beginning of period										5,883,791			5,827,670
End of period (including undistributed net investment income as set forth below)										$5,658,018			$5,883,791
Undistributed (overdistributed) net investment income (loss)										$45,379			$46,988

	Class A	Class C	Class J	Class P(a)		Class T	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
Capital Share Transactions:
Year Ended August 31, 2018(b)
Dollars:
Sold	$ 180,232 $	53,167	$ 7,380	N/A $		60	$1,180,971	$ 242	$ 400	$ 650	$ 357	$ 1,858	$ 554,564
Reinvested	29,843	22,645	2,498	N/A		3	131,282	52	50	117	65	184	27,338
Redeemed	(255,400)	(163,746)	(13,464)	N/A		(70)	(1,641,490)	(567)	(339)	(1,007)	(380)	(2,350)	(68,213)
Net Increase (Decrease)	$(45,325)	$ (87,934)	$ (3,586)	N/A $		(7)	$(329,237)	$ (273)	$ 111	$ (240) $	42	$ (308)	$ 513,689
Shares:
Sold	17,465	5,138	730	N/A		6	115,105	24	39	64	35	180	55,403
Reinvested	2,906	2,207	250	N/A		–	12,872	5	5	11	6	18	2,681
Redeemed	(24,790)	(15,942)	(1,346)	N/A		(7)	(161,921)	(56)	(33)	(98)	(37)	(230)	(6,701)
Net Increase (Decrease)	(4,419)	(8,597)	(366)	N/A		(1)	(33,944)	(27)	11	(23)	4	(32)	51,383
Year Ended August 31, 2017(c),(d)
Dollars:
Sold	$ 252,923 $	76,787	$ 8,563	$ 580,876		$ 10	$2,706,601	$ 318 $	841	$ 940	$ 2,471	$ 891	$ 525,198
Reinvested	36,474	27,050	2,735	44,825		–	97,484	77	51	155	108	200	6,123
Redeemed	(448,696)	(221,991)	(10,742)	(2,224,218)		–	(1,472,413)	(672)	(397)	(1,753)	(2,756)	(1,850)	(11,530)
Net Increase (Decrease)	$ (159,299)	$ (118,154)	$ 556	$ (1,598,517)		$10	$1,331,672	$ (277) $	495 $	(658)	$ (177)	$ (759)	$ 519,791
Shares:
Sold	24,556	7,465	853	57,277		1	261,046	32	83	92	248	87	50,283
Reinvested	3,571	2,653	274	4,447		–	9,567	8	5	15	11	20	587
Redeemed	(43,819)	(21,653)	(1,075)	(215,132)		–	(143,157)	(67)	(39)	(174)	(270)	(182)	(1,104)
Net Increase (Decrease)	(15,692)	(11,535)	52	(153,408)		1	127,456	(27)	49	(67)	(11)	(75)	49,766

Distributions:
Year Ended August 31, 2018(b)
From net investment income	$ (32,679)	$ (27,558)	$ (2,443)	N/A $		(3)	$(191,151)	$(50)	$ (78)	$ (114) $	(63)	$ (177)	$ (30,570)
From net realized gain on
investments	(1,162)	(1,199)	(88)	N/A		–	(6,560)	(2)	(3)	(4)	(2)	(7)	(863)
Total Dividends and
Distributions	$(33,841)	$ (28,757)	$ (2,531)	N/A $		(3)	$(197,711)	$(52)	$ (81)	$ (118)	$(65)	$ (184)	$(31,433)
Year Ended August 31, 2017(c),(d)
From net investment income	$ (34,912)	$ (29,885)	$ (2,323)	$(55,857)	$	– $	(132,502)	$ (62)	$ (61)	$ (128)	$(95)	$ (169)	$(6,123)
From net realized gain on
investments	(7,274)	(7,181)	(435)	(13,549)		–	(20,994)	(16)	(11)	(29)	(13)	(31)	–
Total Dividends and
Distributions	$ (42,186)	$ (37,066)	$ (2,758) $	(69,406)	$	– $	(153,496)	$ (78)	$ (72)	$ (157)	$ (108)	$ (200)	$(6,123)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Class T shares discontinued operations onAugust 24, 2018.
(c)	Period from June 12, 2017, date operations commenced, throughAugust 31, 2017 for Class T shares.
(d)	Period from January 3, 2017, date operations commenced, throughAugust 31, 2017 for R-6 shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands	Real Estate Debt Income Fund
	Year Ended				Year Ended
	August 31, 2018				August 31, 2017
Operations
Net investment income (loss)			$6,747				$6,301
Net realized gain (loss) on Investments			(1,210)				(402)
Net change in unrealized appreciation/depreciation of on Investments			(4,694)				(1,314)
	Net Increase (Decrease) in Net Assets Resulting from Operations		843				4,585

Dividends and Distributions to Shareholders
From net investment income			(6,873)				(5,904)
From net realized gain on investments			–				(5)
	Total Dividends and Distributions		(6,873)				(5,909)

Capital Share Transactions
Net increase (decrease) in capital share transactions			1,886				38,106
	Total Increase (Decrease) in Net Assets		(4,144)				36,782

Net Assets
Beginning of period			191,565				154,783
End of period (including undistributed net investment income as set forth below)			$187,421				$191,565
Undistributed (overdistributed) net investment income (loss)			$73				$428

	Class A		Class P(a)		Institutional		R-6
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$449		N/A $		1,707		$14,887
Reinvested	38		N/A		75		6,758
Redeemed	(398)		N/A		(1,149)		(20,481)
Net Increase (Decrease)	$89		N/A $		633		$1,164
Shares:
Sold	47		N/A		182		1,572
Reinvested	4		N/A		8		715
Redeemed	(42)		N/A		(122)		(2,160)
Net Increase (Decrease)	9		N/A		68		127
Year Ended August 31, 2017(b)
Dollars:
Sold	$820		$37		$49,705		$ 191,930
Reinvested	26		3		4,265		1,614
Redeemed	(521)		(171)		(203,973)		(5,629)
Net Increase (Decrease)	$325		$(131)		$ (150,003)		$ 187,915
Shares:
Sold	85		4		5,194		19,744
Reinvested	3		–		445		167
Redeemed	(54)		(18)		(21,006)		(582)
Net Increase (Decrease)	34		(14)		(15,367)		19,329

Distributions:
Year Ended August 31, 2018
From net investment income	$(40)		N/A $		(75	) $	(6,758)
From net realized gain on investments	–		N/A		–		–
Total Dividends and Distributions	$(40)		N/A $		(75	) $	(6,758)
Year Ended August 31, 2017(b)
From net investment income	$(27	) $	(3	) $	(4,260	) $	(1,614)
From net realized gain on investments	–		–		(5)		–
Total Dividends and Distributions	$(27	) $	(3	) $	(4,265	) $	(1,614)

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, throughAugust 31, 2017 for R-6 shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands			Small-MidCap Dividend Income Fund
			Year Ended			Year Ended
			August 31, 2018			August 31, 2017
Operations
Net investment income (loss)				$65,715			$69,938
Net realized gain (loss) on Investments and Foreign currencies				328,112			172,411
Net change in unrealized appreciation/depreciation of on Investments and Translation of assets & liabilities in foreign
currencies				13,347			115,448
Net Increase (Decrease) in Net Assets Resulting from Operations				407,174			357,797

Dividends and Distributions to Shareholders
From net investment income				(44,292)			(64,435)
From net realized gain on investments				(140,115)			–
Total Dividends and Distributions				(184,407)			(64,435)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(577,323)			616,771
Total Increase (Decrease) in Net Assets				(354,556)			910,133

Net Assets
Beginning of period				3,201,333			2,291,200
End of period (including undistributed net investment income as set forth below)				$2,846,777			$3,201,333
Undistributed (overdistributed) net investment income (loss)				$23,804			$9,730

	Class A		Class C	Class P(a)		Institutional	R-6
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold	$31,227		$5,894	N/A		$ 629,125 $	4,252
Reinvested	11,790		8,201	N/A		134,249	20,721
Redeemed	(77,617)		(34,533)	N/A		(657,937)	(652,695)
Net Increase (Decrease)	$ (34,600)		$ (20,438)	N/A		$ 105,437	$ (627,722)
Shares:
Sold	1,810		345	N/A		36,386	245
Reinvested	689		484	N/A		7,815	1,206
Redeemed	(4,516)		(2,029)	N/A		(38,208)	(37,647)
Net Increase (Decrease)	(2,017)		(1,200)	N/A		5,993	(36,196)
Year Ended August 31, 2017(b)
Dollars:
Sold	$ 119,761 $		32,660	$ 632,686		$ 1,924,493	$ 625,779
Reinvested	4,949		2,497	21,467		32,841	–
Redeemed	(126,324)		(40,754)	(1,537,447)		(1,064,115)	(11,722)
Net Increase (Decrease)	$(1,614	) $	(5,597)	$ (883,294)		$ 893,219	$ 614,057
Shares:
Sold	7,634		2,119	38,789		117,122	37,323
Reinvested	313		159	1,334		2,068	–
Redeemed	(7,774)		(2,549)	(91,323)		(64,393)	(697)
Net Increase (Decrease)	173		(271)	(51,200)		54,797	36,626

Distributions:
Year Ended August 31, 2018
From net investment income	$(2,730)		$(886)	N/A $		(36,012)	$(4,664)
From net realized gain on investments	(9,900)		(8,056)	N/A		(106,102)	(16,057)
Total Dividends and Distributions	$(12,630)		$ (8,942)	N/A		$ (142,114)	$ (20,721)
Year Ended August 31, 2017(b)
From net investment income	$(5,461)		$(2,787)	$(23,148	) $	(33,039)	$–
From net realized gain on investments	–		–	–		–	–
Total Dividends and Distributions	$(5,461)		$(2,787)	$(23,148	) $	(33,039)	$–

(a)	Class Pshares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, throughAugust 31, 2017 for R-6 shares.

See accompanying notes.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified Real Asset Fund, Dynamic Floating Rate High Income Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred

Securities Fund, Real Estate Debt Income Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to ClassAand Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

Effective January 3, 2017, the initial purchases of $10,000 of R-6 shares of Blue Chip Fund, International Small Company Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund were made by Principal Global Investors, LLC (the “Manager”).

Effective June 6, 2017, Dynamic High Yield Explorer Fund changed its name to Dynamic Floating Rate High Income Fund.

Effective June 12, 2017, the initial purchases of $10,000 of Class T shares of Blue Chip Fund and Preferred Securities Fund were made by the Manager.

Effective June 12, 2017, the initial purchase of $10,000 of R-6 shares of Global Multi-Strategy Fund was made by the Manager. Effective June 23, 2017, Class P shares discontinued operations and converted to Institutional shares.

Effective September 11, 2017, the initial purchase of $10,000 of Class J shares of Blue Chip Fund was made by the Manager.

Effective September 29, 2017, Blue Chip Fund acquired all the assets and assumed all the liabilities of LargeCap Growth Fund II, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 20, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 68,251,000 shares from LargeCap Growth Fund II for 23,823,000 shares valued at $484,960,000 of Blue Chip Fund at an approximate exchange rate of .28, .36, .32, .30, .32, .33, .34 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. LargeCap Growth Fund II R-1, R-2 and R-3 classes of shares were merged into Blue Chip Fund R-3 class of shares.

The investment securities of LargeCap Growth Fund II, with a fair value of approximately $460,792,000 and a cost of $435,339,000 and $24,277,000 cash were the primary assets acquired by Blue Chip Fund on September 29, 2017. For financial reporting purposes, assets received and shares issued by Blue Chip Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund II were carried forward to align ongoing reporting of Blue Chip Fund. The aggregate net assets of LargeCap Growth Fund II and Blue Chip Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $484,962,000 ($4,594,000 of accumulated realized gain) and $1,774,803,000 ($67,323,000 of accumulated realized gain), respectively. The aggregate net assets of Blue Chip Fund immediately following the acquisition were $2,259,765,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on September 1, 2017, the beginning of the fiscal year for Blue Chip Fund, Blue Chip Fund’s pro forma results of operations for the period ended August 31, 2018, would have been $1,499,000 of net investment income, $635,281,000 of net realized and unrealized gain on investments, and $636,780,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund II that have been included in Blue Chip Fund’s statement of operations since September 29, 2017.

Effective August 24, 2018, Class T shares discontinued operations and were redeemed or liquidated.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SecurityValuation. Certain of the Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

	Diversified Real Asset Fund		Global Multi-Strategy Fund		Global Opportunities
Euro	7.6%	Euro	5.9%	Euro		7.7%
				British Pound		7.4
				Japanese Yen		5.7

				Notes to Financial Statements
				Principal Funds, Inc.
				August 31, 2018

2 . Significant Accounting Policies (continued)

	International		Multi-Manager Equity Long/Short
Small Company Fund				Fund	Origin Emerging Markets Fund
Japanese Yen		26.9%	Euro	10.6%	Hong Kong Dollar	33.2%
Euro		22.5	Japanese Yen	6.1	South Korean Won	8.9
British Pound		20.0			New Taiwan Dollar	8.0
Canadian Dollar		11.4			Thai Baht	6.6

Small-MidCap Dividend Income Fund
Canadian Dollar		5.7%

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Funds bear directly, each of the Funds may indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statement of operations of the Funds reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended August 31, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the shorter of the fiscal years from 2015-2017 or commencement of the fund’s operations to 2017.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

2. Significant Accounting Policies (continued)

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman Subsidiaries”) each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified RealAsset Fund and its Cayman Subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman Subsidiary. The consolidated financial statements for Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman Subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman Subsidiary.All intercompany transactions and balances have been eliminated in consolidation. At August 31, 2018, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):

		Percent of Consolidated Fund’s
	Net Assets	Net Assets
DRA Cayman Corporation	$460,215	11.03%
GMS Cayman Corporation	26,643	1.01

Recent Accounting Pronouncements. In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual periods ending after December 15, 2018, and interim periods thereafter. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). There were no outstanding borrowings as of August 31, 2018. The interest income received is included in interest income on the statement of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

During the year ended August 31, 2018, funds loaning to the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Loaned	Annual Interest Rate
Blue Chip Fund	$2	2.32%
Diversified Real Asset Fund	75	2.01
Global Multi-Strategy Fund	443	2.06
Global Opportunities Fund	46	1.80
International Small Company Fund	6	2.11
Origin Emerging Markets Fund	6	2.16
Preferred Securities Fund	251	1.99
Real Estate Debt Income Fund	12	1.99
Small-MidCap Dividend Income Fund	156	2.02

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

During the year ended August 31, 2018, funds borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Annual Interest Rate
Blue Chip Fund	$624	2.05%
Diversified Real Asset Fund	154	2.33
Global Opportunities Fund	940	2.07
International Small Company Fund	69	1.74
Opportunistic Municipal Fund	65	2.31
Real Estate Debt Income Fund	1	1.66

In addition, the Funds (with the exception of Diversified Real Asset Fund) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively.

Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. During the year ended August 31, 2018, Multi-Manager Equity Long/Short Fund borrowed against the line of credit. The average outstanding balance for the liability during the year ended August 31, 2018 was less than $1,000 at a weighted average annual interest rate of .00%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings as of August 31, 2018.

Commodity Linked Notes. Diversified RealAsset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Contingent Convertible Securities. Preferred Securities Fund invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.

Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Diversified Real Asset Fund, Global Multi-Strategy Fund and Multi-Manager Equity Long/Short Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of August 31, 2018, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Financial Derivative Instrument: Over the Counter “OTC” Summary
				Net Market Value of OTC	Collateral (Received)/
	Assets*		Liabilities*	Derivatives	Pledged	Net Exposure
Diversified Real Asset Fund
Australia and New Zealand Banking Group
Foreign Currency Contracts	$20		$(21)	$(1)
	$20		$(21)	$(1)	$ —	$(1)
Bank of America NA
Foreign Currency Contracts	46		(57)	(11)
Total Return Swaps	419	**	—	419
	$465		$(57)	$408	$ —	$408
Barclays Bank PLC
Foreign Currency Contracts	575		(514)	61
Interest Rate Swaps	584		—	584
Purchased Interest Rate Swaptions	186		—	186
Written Interest Rate Swaptions	—		(89)	(89)
Written Options	—		(349)	(349)
	$1,345		$(952)	$393	$ (50)^	$343
BNP Paribas
Foreign Currency Contracts	7		—	7
	$7		$—	$7	$ —	$7
Deutsche Bank AG
Foreign Currency Contracts	390		(288)	102
Purchased Interest Rate Swaptions	817		—	817
Written Interest Rate Swaptions	—		(1,172)	(1,172)
	$1,207		$(1,460)	$(253)	$ 253^^	$—
JPMorgan Chase
Foreign Currency Contracts	2,751		(4,062)	(1,311)
Purchased Interest Rate Swaptions	207		—	207
Purchased Options	24		—	24
Written Interest Rate Swaptions	—		(194)	(194)
Written Options	—		(200)	(200)
	$2,982		$(4,456)	$(1,474)	$ 1,474^^	$—
M3 Capital Partners
Total Return Swaps	466	**	—	466
	$466		$—	$466	$ —	$466
Morgan Stanley & Co
Foreign Currency Contracts	—		—	—
Purchased Interest Rate Swaptions	193		—	193
Written Interest Rate Swaptions	—		(125)	(125)
	$193		$(125)	$68	$ (50)^	$18
National Australia Bank
Foreign Currency Contracts	—		(5)	(5)
	$—		$(5)	$(5)	$ —	$(5)
Royal Bank of Scotland
Foreign Currency Contracts	22		(23)	(1)
	$22		$(23)	$(1)	$ —	$(1)
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts	4		—	4
	$4		$—	$4	$ —	$4
Toronton Dominion Bank
Foreign Currency Contracts	22		—	22
	$22		$—	$22	$ —	$22

	Notes to Financial Statements Principal Funds, Inc. August 31, 2018

3	. Operating Policies (continued)

				Net Market Value of OTC	Collateral (Received)/
	Assets		Liabilities	Derivatives	Pledged		Net Exposure
Diversified Real Asset Fund (continued)
UBS AG
Foreign Currency Contracts	$39		$—	$39
	$39		$—	$39	$—		$39
Westpac Banking Corporation
Foreign Currency Contracts	193		—	193
	$193		$—	$193	$—		$193
Total OTC	$6,965		$(7,099)	$(134)	$134	^^	$—
Global Multi-Strategy Fund
Bank of America NA
Equity Basket Swaps	16		—	16
Foreign Currency Contracts	438		—	438
Interest Rate Swaps	755		(160)	595
Synthetic Futures	328		(20)	307
	$1,537		$(180)	$1,357	$(324	)^	$1,033
Bank of New York Mellon
Foreign Currency Contracts	475		(209)	266
	$475		$(209)	$266	$—		$266
Barclays Bank PLC
Foreign Currency Contracts	17,455		(15,168)	2,287
Purchased Options	1,975		—	1,975
Written Options	—		(880)	(880)
	$19,430		$(16,048)	$3,382	$—		$3,382
Citigroup Inc
Foreign Currency Contracts	6,863		(6,298)	565
Synthetic Futures	911	**	(23)**	888
Total Return Swaps	—		(115)	(115)
	$7,774		$(6,436)	$1,338	$—		$1,338
Credit Suisse
Foreign Currency Contracts	42		—	42
	$42		$—	$42	$—		$42
Deutsche Bank AG
Equity Basket Swaps	1,956		(946)	1,010
Foreign Currency Contracts	13		(27)	(14)
Purchased Options	51		—	51
	$2,020		$(973)	$1,047	$(30	)^	$1,017
Goldman Sachs & Co
Credit Default Swaps	1,873		(1,867)	6
Total Return Swaps	255		—	255
	$2,128		$(1,867)	$261	$—		$261
HSBC Securities Inc
Credit Default Swaps	1,769		(207)	1,562
Foreign Currency Contracts	1,217		(1,704)	(487)
Total Return Swaps	119		—	119
	$3,105		$(1,911)	$1,194	$—		$1,194
JP Morgan Chase
Equity Basket Swaps	7		(25)	(18)
Foreign Currency Contracts	209		(2)	207
	$216		$(27)	$189	$—		$189
Merrill Lynch
Credit Default Swaps	—		—	—
Foreign Currency Contracts	4		(5)	(1)
Interest Rate Swaps	—		(7)	(7)
Synthetic Futures	309	**	(38)**	271
	$313		$(50)	$263	$—		$263
Morgan Stanley & Co
Credit Default Swaps	482		(28)	454
Equity Basket Swaps	1,209		(6,211)	(5,002)
Foreign Currency Contracts	155		(42)	113
Synthetic Futures	15		(75)	(60)
Total Return Swaps	115		(200)	(85)
	$1,976		$(6,556)	$(4,580)	$4,580	^^	$—
State Street Financial Global Markets
Foreign Currency Contracts	177		—	177
	$177		$—	$177	$—		$177

	Notes to Financial Statements Principal Funds, Inc. August 31, 2018

3	. Operating Policies (continued)

			Net Market Value of OTC	Collateral (Received)/
	Assets	Liabilities	Derivatives	Pledged		Net Exposure
Global Multi-Strategy Fund (continued)
UBS AG
Foreign Currency Contracts	$162	$(3)	$159
	$162	$(3)	$159	$—		$159
Total OTC	$39,355	$(34,260)	$5,095	$—		$5,095

Multi-Manager Equity Long/Short Fund
Citigroup Inc
Foreign Currency Contracts	50	(176)	(126)
	$50	$(176)	$(126)	$126	^^	$—
Deutsche Bank AG
Equity Basket Swaps	—	(1,393)	(1,393)
	$—	$(1,393)	$(1,393)	$1,393	^^	$—
JP Morgan Chase
Foreign Currency Contracts	75	(264)	(189)
	$75	$(264)	$(189)	$189	^^	$—
Merrill Lynch
Total Return Swaps	6	(10)	(4)
	$6	$(10)	$(4)	$4	^^	$—
Morgan Stanley & Co
Equity Basket Swaps	1,842	(1,017)	825
Foreign Currency Contracts	3,952	(1,753)	2,199
Synthetic Futures	8	—	8
Total Return Swaps	—	—	—
	$5,802	$(2,770)	$3,032	$—		$3,032
Total OTC	$5,933	$(4,613)	$1,320	$—		$1,320

*	Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the Statement ofAssets and Liabilities.
**	Contains derivatives owned by the Cayman Subsidiary.
^	The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^	The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

Financial Derivative Instrument: Repurchase Agreements and Reverse Repurchase Agreements Global Multi-Strategy Fund

	Repurchase Agreement	Payable for Reverse		Collateral
Counterparty	Proceeds to be Received	Repurchase Agreements	Net Receivable/(Payable)	(Received)/Pledged	Net Exposure
Barclays Bank	$30,213	$(29,316)	$897	$(760)	$137
Merrill Lynch	198,740	(230,936)	(32,196)	34,082	—

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and TBA securities. Certain funds may pledge cash to a broker for securities sold short and repurchase agreements.

For year ended August 31, 2018, deposits with counterparty were as follows (amounts in thousands):

		FCM (Futures		ISDA (OTC	Total Deposits with
	Repurchase Agreements	and Cleared Swaps)	Shorts	Derivatives)	Counterparty
Diversified Real Asset Fund	$—	$2,496	$—	$8,864	$11,360
Global Multi-Strategy Fund	546	34,071	315,798	95,186	445,601
Multi-Manager Equity Long/Short
Fund	—	5,087	82,658	15,950	103,695
Preferred Securities Fund	—	1,008	—	—	1,008

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statement of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the fund by the broker is received in the fund’s custodian account.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

As of August 31, 2018, deposits from counterparty were as follows (amounts in thousands):

			Total Deposits from
	Repurchase Agreements	ISDA (OTC Derivatives)	Counterparty
Diversified Real Asset Fund	$—	$400	$400
Global Multi-Strategy Fund	441	2,203	2,644
Multi-Manager Equity Long/Short
Fund	—	710	710

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the “floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the floating rate notes issued as of August 31, 2018 was $6,599,000. The average outstanding balance for the liability during the year ended August 31, 2018 was $6,290,000 at a weighted average annual interest rate of 2.12%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Options Contracts. During the period, Diversified Real Asset Fund, Global Multi-Strategy Fund, Multi-Manager Equity Long/Short Fund and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Schedule of Investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Reverse RepurchaseAgreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.

While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the reverse repurchase agreements payable is categorized as Level 2 within the disclosure hierarchy. The average amount of borrowings outstanding during the period ended August 31, 2018 was $212,363,000 at a weighted average interest rate of 1.62%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.

		Remaining	Payable for Reverse
Fund	Security Type	Contractual Tenor	Repurchase Agreement
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Overnight and Continuous	$222,473
Global Multi Strategy Fund	Foreign Corporate Bond	Overnight and Continuous	1,297
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Greater than 90 Days	29,316
Global Multi Strategy Fund	Foreign Corporate Bond	Greater than 90 Days	7,166
	Gross amount of recognized liabilities for reverse repurchase agreements		$260,252

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of August 31, 2018, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Diversified Real Asset Fund	$16	$—
Global Multi-Strategy Fund	910	(3)

Short Sales. Global Multi-Strategy Fund and Multi-Manager Equity Long/Short Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of August 31, 2018 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally, involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. An underlying fund to a fund of fund may experience relatively large redemptions or purchases as the fund of fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

securities result in gains and could increase transaction costs. In addition, when a fund of fund reallocates or redeems significant assets away from an underlying fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund, Principal Variable Contract Funds, Inc. and each of the Underlying Funds. Principal Real Estate Investors, LLC (“Principal-REI”) serves as Sub-Advisor to some of the Underlying Funds. The Manager and Principal-REI are committed to minimizing the potential impact of underlying fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of August 31, 2018, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:

Total Percentage of
Fund	Outstanding Shares Owned
Blue Chip Fund	65.27%
Diversified Real Asset Fund	16.43
Global Multi-Strategy Fund	39.70
Global Opportunities Fund	97.08
International Small Company Fund	92.64
Multi-Manager Equity Long/Short Fund	41.55
Origin Emerging Markets Fund	58.65
Preferred Securities Fund	7.40
Real Estate Debt Income Fund	97.94

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMAand the Federal Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives August 31, 2018			Liability Derivatives August 31, 2018
Derivatives not accounted for
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Diversified Real Asset Fund
Commodity contracts	Receivables, Net Assets Consist of Net unrealized	$11,829	*	Payables, Net Assets Consist of Net unrealized	$7,671	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	4,093 Payables			5,519
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	3,129	*	Payables, Net Assets Consist of Net unrealized	3,006	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
	Total	$19,051			$16,196
Global Multi-Strategy Fund
Commodity contracts	Receivables, Net Assets Consist of Net unrealized	1,176 Payables, Net Assets Consist of Net unrealized			43
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Credit contracts	Receivables, Net Assets Consist of Net unrealized	5,707	*	Payables, Net Assets Consist of Net unrealized	2,155	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized	13,600	*	Payables, Net Assets Consist of Net unrealized	12,910	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	29,236 Payables			24,338

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3. Operating Policies (continued)

	Asset Derivatives August 31, 2018		Liability Derivatives August 31, 2018
Derivatives not accounted for
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value Statement of Assets and Liabilities Location		Fair Value
Global Multi-Strategy Fund (continued)
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	7,095*	Payables, Net Assets Consist of Net unrealized	6,639 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
	Total	$56,814		$46,085
Multi-Manager Equity Long/Short Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	3,516*	Payables, Net Assets Consist of Net unrealized	2,693 *
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	4,077 Payables		2,193
	Total	$7,593		$4,886
Preferred Securities Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	406	Payables, Net Assets Consist of Net unrealized	1,125
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

* Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

		Net Realized Gain or (Loss) on	Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of		(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations		Operations	in Statement of Operations
Diversified Real Asset Fund
Commodity contracts	Net realized gain (loss) from Futures contracts		$3,817	$(15,837)
	and Swap agreements/Net change in unrealized
	appreciation/(depreciation) of Futures contracts
	and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment		(1,425)	(1,382)
	transactions, Foreign currency contracts, and
	Options and swaptions/Net change in unrealized
	appreciation/(depreciation) of Investments,
	Foreign currency contracts, and Options and
	swaptions
Interest rate contracts	Net realized gain (loss) from Investment		11,372	947
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total		$13,764	$(16,272)
Global Multi-Strategy Fund
Commodity contracts	Net realized gain (loss) from Swap agreements/		2,940	711
	Net change in unrealized appreciation/
	(depreciation) of Swap agreements
Credit contracts	Net realized gain (loss) from Swap agreements/		(307)	2,684
	Net change in unrealized appreciation/
	(depreciation) of Swap agreements
Equity contracts	Net realized gain (loss) from Investment		$(40,290)	$(13,193)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment		(12,574)	4,140
	transactions, Foreign currency contracts, Options
	and swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Foreign currency contracts, Options
	and swaptions, and Swap agreements
Interest rate contracts	Net realized gain (loss) from Investment		(3,507)	(77)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total		$(53,738)	$(5,735)

	Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

3 . Operating Policies (continued)

		Net Realized Gain or (Loss) on		Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of		(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations		in Statement of Operations
Multi-Manager Equity Long/Short Fund
Equity contracts	Net realized gain (loss) from Futures contracts		3,798	(4,261)
	and Swap agreements/Net change in unrealized
	appreciation/(depreciation) of Futures contracts
	and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign currency		(187)	2,100
	contracts/Net change in unrealized appreciation/
	(depreciation) of Foreign currency contracts
	Total		$3,611	$(2,161)
Preferred Securities Fund
Interest rate contracts	Net realized gain (loss) from Investment		(3,285)	146
	transactions, Futures contracts, and Options and
	swaptions /Net change in unrealized appreciation/
	(depreciation) of Investments and Options and
	swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The Preferred Securities Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended August 31, 2018:

Contract Type	Derivative Type	Average Notional (‘000)
Diversified Real Asset Fund
Commodity Contracts	Futures - Long	$527,478
	Futures - Short	341,602
	Total Return Swaps - Receive Floating Rate	253,854
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	537,771
	Foreign Currency Contracts - Contracts to Deliver	593,927
	Purchased Options	33,030
	Written Options	71,145
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	251,986
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	134,229
	Futures - Long	54,283
	Futures - Short	84,714
	Interest Rate Swaps - Pay Floating Rate	1,172
	Interest Rate Swaps - Receive Floating Rate	17,911
	Purchased Capped Options	39
	Purchased Interest Rate Swaptions	60,974
	Purchased Options	263
	Written Interest Rate Swaptions	224,025
	Written Options	261
Global Multi-Strategy Fund
Commodity Contracts	Synthetic Futures - Long	15,679
	Synthetic Futures - Short	10,873
Credit Contracts	Credit Default Swaps – Buy Protection	78,975
	Credit Default Swaps – Sell Protection	3,911
	Exchange Cleared Credit Default Swaps – Buy Protection	17,387
	Exchange Cleared Credit Default Swaps – Sell Protection	12,122
Equity Contracts	Futures - Long	215,692
	Futures - Short	178,704
	Purchased Options	657
	Synthetic Futures - Long	9,587
	Synthetic Futures - Short	9,108
	Total Return Equity Basket Swaps	663,110
	Total Return Swaps – Pay Floating Rate	5,274
	Total Return Swaps – Receive Floating Rate	6,164
	Written Options	454

	Notes to Financial Statements
	Principal Funds, Inc.
	August 31, 2018

3. Operating Policies (continued)

Contract Type	Derivative Type	Average Notional (‘000)
Foreign Exchange Contracts	Currency Swaps - Contracts to Accept	$7,691
	Currency Swaps - Contracts to Deliver	7,489
	Foreign Currency Contracts - Contracts to Deliver	1,097,877
	Foreign Currency Contracts - Contracts to Deliver	1,315,934
	Purchased Options	160,825
	Written Options	82,573
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	476,561
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	323,035
	Futures - Long	889,960
	Futures - Short	1,426,104
	Interest Rate Swaps - Pay Floating Rate	48,140
	Interest Rate Swaps - Receive Floating Rate	47,727
	Purchased Interest Rate Swaptions	79,133
	Purchased Options	18,857
	Synthetic Futures - Long	52,764
	Synthetic Futures - Short	111,807
	Total Return Swaps – Receive Floating Rate	31,037
	Written Interest Rate Swaptions	11,387
	Written Options	4,043
Multi-Manager Equity Long/Short Fund
Equity Contracts	Futures - Long	39,093
	Futures - Short	33,633
	Synthetic Futures - Long	1,331
	Synthetic Futures - Short	28
	Total Return Equity Basket Swaps	230,461
	Total Return Swaps – Pay Floating Rate	313
	Total Return Swaps – Receive Floating Rate	1,288
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	59,958
	Foreign Currency Contracts - Contracts to Deliver	88,146
Origin Emerging Markets Fund
Equity Contracts	Futures - Long	24,009
Preferred Securities Fund
Interest Rate Contracts	Futures - Short	145,125
	Purchased Options	6,035
	Written Options	5,785

4 . Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

4. Fair Valuation (continued) transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 for the year-ended August 31, 2018 due to lack of exchange traded valuation data:

Global Multi-Strategy Fund	$6,463,375
Preferred Securities Fund	101,576,599

Below are transfers from Level 2 to Level 1 for the year-ended August 31, 2018 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund	$39,364
Preferred Securities Fund	11,321,262

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

4. Fair Valuation (continued)

The following is a summary of the inputs used as of August 31, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$3,212,475	$—	$—	$3,212,475
Investment Companies*	1,766	—	—	1,766
Total investments in securities $	3,214,241	$—	$—	$3,214,241

Diversified Real Asset Fund
Bonds*	—	335,646	—	335,646
Commodity Indexed Structured Notes*	—	18,501	—	18,501
Common Stocks
Basic Materials	198,459	230,266	—	428,725
Communications	—	8,139	—	8,139
Consumer, Cyclical	30,989	11,567	—	42,556
Consumer, Non-cyclical	54,603	78,990	77	133,670
Diversified	—	2,779	—	2,779
Energy	502,982	131,588	122	634,692
Financial	261,385	190,459	—	451,844
Industrial	81,192	91,768	759	173,719
Technology	9,358	—	—	9,358
Utilities	154,121	172,750	—	326,871
Convertible Bonds*	—	275	—	275
Investment Companies*	95,735	—	—	95,735
Preferred Stocks	3,507	—	—	3,507
Senior Floating Rate Interests*	—	563,709	—	563,709
U.S. Government & Government Agency Obligations*	—	925,966	—	925,966
Purchased Interest Rate Swaptions	—	1,403	—	1,403
Purchased Capped Options	—	6	—	6
Purchased Options	21	24	—	45
Total investments in securities $	1,392,352	$2,763,836	$958	$4,157,146
Assets
Commodity Contracts
Futures**	10,944	—	—	10,944
Total Return Swaps	—	885	—	885
Foreign Exchange Contracts
Foreign Currency Contracts	—	4,069	—	4,069
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	1,013	—	1,013
Futures**	102	—	—	102
Interest Rate Swaps	—	584	—	584
Liabilities
Commodity Contracts
Futures**	(7,671)	—	—	(7,671)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(4,970)	—	(4,970)
Written Options	—	(549)	—	(549)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(1,290)	—	(1,290)
Futures**	(114)	—	—	(114)
Interest Rate Swaptions	—	(1,580)	—	(1,580)
Written Options	(22)	—	—	(22)

Dynamic Floating Rate High Income Fund
Bonds*	—	2,238	—	2,238
Investment Companies*	2,120	—	—	2,120
Senior Floating Rate Interests*	—	9,136	—	9,136
Total investments in securities $	2,120	$11,374	$—	$13,494

Global Multi-Strategy Fund
Bonds*	—	666,087	2,986	669,073
Common Stocks
Basic Materials	18,873	28,942	—	47,815

	Notes to Financial Statements
	Principal Funds, Inc.
	August 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund
Communications	$82,527	$16,904	$259	$99,690
Consumer, Cyclical	72,264	53,574	42	125,880
Consumer, Non-cyclical	136,421	55,910	—	192,331
Diversified	969	3,249	—	4,218
Energy	48,436	7,785	—	56,221
Financial	137,107	60,724	2,533	200,364
Industrial	111,544	50,175	—	161,719
Technology	92,367	18,147	4	110,518
Utilities	7,874	9,933	—	17,807
Convertible Bonds*	—	80,758	—	80,758
Convertible Preferred Stocks
Communications	—	—	195	195
Consumer, Cyclical	—	—	54	54
Consumer, Non-cyclical	735	129	—	864
Energy	227	—	—	227
Financial	—	5,979	—	5,979
Industrial	—	545	—	545
Technology	—	337	—	337
Utilities	—	1,042	—	1,042
Investment Companies*	422,724	10,145	—	432,869
Preferred Stocks
Basic Materials	—	1,713	—	1,713
Communications	3	—	1,317	1,320
Consumer, Cyclical	—	2,359	—	2,359
Financial	324	—	814	1,138
Industrial	—	—	1	1
Technology	—	—	148	148
Repurchase Agreements*	—	228,953	—	228,953
Senior Floating Rate Interests*	—	164,750	—	164,750
U.S. Government & Government Agency Obligations*	—	397,398	—	397,398
Purchased Options	3,160	2,026	—	5,186
Total investments in securities $	1,135,555	$1,867,564	$8,353	$3,011,472
Short Sales
Bonds	—	(54,468)	—	(54,468)
Common Stocks
Basic Materials	(6,083)	(12,988)	—	(19,071)
Communications	(14,934)	(7,108)	—	(22,042)
Consumer, Cyclical	(18,685)	(24,198)	—	(42,883)
Consumer, Non-cyclical	(25,501)	(15,507)	—	(41,008)
Diversified	—	(2,172)	—	(2,172)
Energy	(14,287)	(2,141)	—	(16,428)
Financial	(22,768)	(28,935)	—	(51,703)
Industrial	(21,695)	(24,808)	—	(46,503)
Technology	(30,422)	(3,209)	—	(33,631)
Utilities	(6,636)	(5,041)	—	(11,677)
Convertible Bonds	—	(1,333)	—	(1,333)
Investment Companies	(3,392)	—	—	(3,392)
U.S. Government & Government Agency Obligations	—	(243,216)	—	(243,216)
Total Short Sales $	(164,403)	$(425,124)	$—	$(589,527)
Assets
Credit Contracts
Credit Default Swaps	—	4,124	—	4,124
Exchange Cleared Credit Default Swaps**	—	1,583	—	1,583
Commodity Contracts
Synthetic Futures	—	1,176	—	1,176
Equity Contracts
Futures**	6,881	—	—	6,881
Synthetic Futures	—	59	—	59
Total Return Swaps	—	370	—	370
Total Return Equity Basket Swaps	—	3,188	—	3,188
Foreign Exchange Contracts
Foreign Currency Contracts	—	27,210	—	27,210
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	4,794	—	4,794
Futures**	1,041	—	—	1,041

	Notes to Financial Statements
	Principal Funds, Inc.
	August 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund
Interest Rate Swaps	$—	$755	$—	$755
Synthetic Futures	—	328	—	328
Total Return Swaps	—	119	—	119
Liabilities
Credit Contracts
Credit Default Swaps	—	(2,102)	—	(2,102)
Exchange Cleared Credit Default Swaps**	—	(53)	—	(53)
Commodity Contracts
Synthetic Futures	—	(43)	—	(43)
Equity Contracts
Futures**	(4,109)	—	—	(4,109)
Synthetic Futures	—	(93)	—	(93)
Total Return Equity Basket Swaps	—	(7,182)	—	(7,182)
Total Return Swaps	—	(200)	—	(200)
Written Options	(1,326)	—	—	(1,326)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(23,458)	—	(23,458)
Written Options	—	(880)	—	(880)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(5,462)	—	(5,462)
Futures**	(788)	—	—	(788)
Interest Rate Swaps	—	(167)	—	(167)
Synthetic Futures	—	(20)	—	(20)
Total Return Swaps	—	(115)	—	(115)
Written Options	(87)	—	—	(87)

Global Opportunities Fund
Common Stocks
Communications	63,737	—	—	63,737
Consumer, Cyclical	50,635	57,806	—	108,441
Consumer, Non-cyclical	125,293	59,907	—	185,200
Energy	33,295	10,597	—	43,892
Financial	84,033	50,159	—	134,192
Industrial	57,493	28,041	—	85,534
Technology	46,634	14,306	—	60,940
Utilities	25,332	5,978	—	31,310
Investment Companies*	13,829	—	—	13,829
Total investments in securities $	500,281	$226,794	$—	$727,075

International Small Company Fund
Common Stocks
Basic Materials	13,411	53,137	—	66,548
Communications	6,447	23,598	—	30,045
Consumer, Cyclical	19,046	142,460	—	161,506
Consumer, Non-cyclical	18,324	150,933	—	169,257
Diversified	—	12,285	—	12,285
Energy	21,785	19,329	—	41,114
Financial	16,969	205,552	—	222,521
Industrial	25,135	173,243	—	198,378
Technology	13,722	56,492	—	70,214
Utilities	—	16,377	—	16,377
Investment Companies*	13,053	—	—	13,053
Total investments in securities $	147,892	$853,406	$—	$1,001,298

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials	11,032	2,980	—	14,012
Communications	16,923	1,080	—	18,003
Consumer, Cyclical	19,166	9,285	—	28,451
Consumer, Non-cyclical	55,631	11,668	—	67,299
Energy	15,913	3,340	—	19,253
Financial	28,434	13,841	—	42,275
Industrial	27,793	19,823	—	47,616
Technology	27,527	8,006	—	35,533

	Notes to Financial Statements
	Principal Funds, Inc.
	August 31, 2018

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Multi-Manager Equity Long/Short Fund
Utilities	$3,214	$5,458	$—	$8,672
Investment Companies*	75,765	—	—	75,765
Preferred Stocks
Consumer, Cyclical	—	1,313	—	1,313
U.S. Government & Government Agency Obligations*	—	11,967	—	11,967
Total investments in securities $	281,398	$88,761	$—	$370,159
Short Sales
Common Stocks
Basic Materials	(2,362)	(1,488)	—	(3,850)
Communications	(6,405)	(1,168)	—	(7,573)
Consumer, Cyclical	(11,543)	(6,208)	—	(17,751)
Consumer, Non-cyclical	(21,007)	(2,644)	—	(23,651)
Energy	(9,837)	(12)	—	(9,849)
Financial	(15,033)	(4,104)	—	(19,137)
Industrial	(7,835)	(7,213)	—	(15,048)
Technology	(10,793)	(1,706)	—	(12,499)
Utilities	(5,108)	(1,003)	—	(6,111)
Investment Companies	(16,833)	—	—	(16,833)
Total Short Sales	(106,756)	(25,546)	—	(132,302)
Assets
Equity Contracts
Futures**	1,660	—	—	1,660
Synthetic Futures	—	8	—	8
Total Return Swaps	—	6	—	6
Total Return Equity Basket Swaps	—	1,842	—	1,842
Foreign Exchange Contracts
Foreign Currency Contracts	—	4,077	—	4,077
Liabilities
Equity Contracts
Futures**	(273)	—	—	(273)
Total Return Swaps	—	(10)	—	(10)
Total Return Equity Basket Swaps	—	(2,410)	—	(2,410)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(2,193)	—	(2,193)

Opportunistic Municipal Fund
Investment Companies*	115	—	—	115
Municipal Bonds*	—	116,735	—	116,735
Total investments in securities $	115	$116,735	$—	$116,850

Origin Emerging Markets Fund
Common Stocks
Basic Materials	25,819	49,982	—	75,801
Communications	63,679	27,092	—	90,771
Consumer, Cyclical	—	46,612	—	46,612
Consumer, Non-cyclical	8,599	20,267	—	28,866
Diversified	—	2,540	—	2,540
Energy	—	59,540	—	59,540
Financial	3,264	126,842	—	130,106
Industrial	3,320	60,316	—	63,636
Technology	50,510	61,234	—	111,744
Utilities	—	11,076	—	11,076
Investment Companies*	17,494	—	—	17,494
Total investments in securities $	172,685	$465,501	$—	$638,186

Preferred Securities Fund
Bonds*	—	4,268,548	—	4,268,548
Convertible Preferred Stocks
Financial	—	81,669	—	81,669
Investment Companies*	471	—	—	471
Preferred Stocks
Communications	76,913	135,649	—	212,562
Consumer, Non-cyclical	—	27,722	—	27,722
Financial	610,907	122,061	—	732,968

		Notes to Financial Statements
		Principal Funds, Inc.
		August 31, 2018

4 . Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Preferred Securities Fund
Government		$—	$66,167	$—	$66,167
Industrial		29,763	—	—	29,763
Utilities		144,553	10,855	—	155,408
Purchased Options		406	—	—	406
	Total investments in securities $	863,013	$4,712,671	$—	$5,575,684
Liabilities
Interest Rate Contracts
Written Options		(1,125)	—	—	(1,125)

Real Estate Debt Income Fund
Bonds*		—	178,248	—	178,248
Investment Companies*		4,395	—	—	4,395
	Total investments in securities $	4,395	$178,248	$—	$182,643

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials		110,721	—	—	110,721
Communications		36,849	—	—	36,849
Consumer, Cyclical		433,990	—	—	433,990
Consumer, Non-cyclical		316,826	—	—	316,826
Energy		205,173	—	—	205,173
Financial		978,829	20,864	—	999,693
Government		30,032	—	—	30,032
Industrial		350,089	—	—	350,089
Technology		156,977	—	—	156,977
Utilities		164,826	—	—	164,826
Investment Companies*		37,731	—	—	37,731
	Total investments in securities $	2,822,043	$20,864	$—	$2,842,907

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Exchange cleared swaps and futures are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds’average daily net assets. A portion of the management fee is paid by the Manager to the Sub-Advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First	Next	Next	Over
	$500	$500	$500	$1.5
	million	million	million	billion
Dynamic Floating Rate High Income Fund	.65%	.63%	.61%	.60%
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Multi-Manager Equity Long/Short Fund	1.57	1.55	1.53	1.52
Opportunistic Municipal Fund	.50	.48	.46	.45
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50

		Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Blue Chip Fund	.70%	.68%	.66%	.65%	.64%	.63%
Diversified Real Asset Fund	.85	.83	.81	.80	.79	.78
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55	1.54	1.53
Preferred Securities Fund	.75	.73	.71	.70	.69	.68
Small-MidCap Dividend Income Fund	.80	.78	.76	.75	.74	.73

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2017 through August 31, 2018
	Class A		Class C		Institutional		Expiration
Blue Chip Fund	1.35	%*	2.10	%*	.81%		December 30, 2019
Diversified Real Asset Fund	1.22	^	1.97	^	.85	^	December 30, 2019
Dynamic Floating Rate High Income Fund	1.10		N/A		.75		December 30, 2019
Global Multi-Strategy Fund	N/A		2.75		1.63		December 30, 2019
Global Opportunities Fund	1.50		2.25		.85		December 30, 2019
International Small Company Fund	1.60		N/A		1.20		December 30, 2019
Multi-Manager Equity Long/Short Fund	2.02		N/A		1.67		December 30, 2019
Opportunistic Municipal Fund	.90		1.65		.62		December 30, 2019
Origin Emerging Markets Fund	1.75		N/A		1.25		December 30, 2019
Preferrred Securities Fund	N/A		N/A		.81	#	December 30, 2019
Real Estate Debt Income Fund	1.00		N/A		.70		December 30, 2019
Small-MidCap Dividend Income Fund	1.13	**	1.88	**	.86		December 30, 2019

*	Contractual limit expired on June 30, 2018.
**	Period from October 1, 2017 toAugust 31, 2018.
^	Prior to October 1, 2017, the contractual limits were 1.25%, 2.00%, and .88% for ClassA, Class C, and Institutional Class, respectively.
#	Prior to December 31, 2017, the contractual limit was .82%.

In addition, the Manager has contractually agreed to limit certain of the Funds’management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Diversified Real Asset Fund	.03%	*	December 30, 2019
Global Multi-Strategy Fund	.04		December 30, 2019
* Period from October 1, 2017 to August 31, 2018.

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:

			Period from September 1, 2017 through August 31, 2018
	R-6		Expiration
Blue Chip Fund	.01%		December 30, 2019
Diversified Real Asset Fund	.02		December 30, 2019
Global Multi-Strategy Fund	.02		December 30, 2019
International Small Company Fund	.02	*	December 30, 2019
Multi-Manager Equity Long/Short Fund	.02		December 30, 2019
Origin Emerging Markets Fund	.02	*	December 30, 2019
Preferred Securities Fund	.02		December 30, 2019
Real Estate Debt Income Fund	.02		December 30, 2019
Small-MidCap Dividend Income Fund	.02		December 30, 2019

*	Effective December 31, 2018, the contractual limit will increase to .04%.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds

Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of ClassAshares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Dynamic Floating Rate High Income Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund and 5.50% for Blue Chip Fund, Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the year ended August 31, 2018, were as follows (amounts in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$223	$4	N/A
Diversified Real Asset Fund	19	1	N/A
Dynamic Floating Rate High Income Fund	2	N/A	N/A
Global Multi-Strategy Fund	14	3	N/A
Global Opportunities Fund	10	1	N/A
International Small Company Fund	8	N/A	N/A
Opportunistic Municipal Fund	23	1	N/A
Origin Emerging Markets Fund	3	N/A	N/A
Preferred Securities Fund	270	71	$1
Real Estate Debt Income Fund	4	N/A	N/A
Small-MidCap Dividend Income Fund	242	23	N/A

Affiliated Ownership. At August 31, 2018, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Institutional		R-3	R-4	R-5	R-6
Blue Chip Fund	–	504	–	–	–	24,319
Diversified Real Asset Fund	–	119	1	1	1	23,099
Dynamic Floating Rate High Income Fund	212	750	N/A	N/A	N/A	N/A
Global Multi-Strategy Fund	–	33	N/A	N/A	N/A	18,233
Global Opportunities Fund	–	813	N/A	N/A	N/A	N/A
International Small Company Fund	–	143	N/A	N/A	N/A	—
Multi-Manager Equity Long/Short Fund	–	5	N/A	N/A	N/A	15,958
Opportunistic Municipal Fund	N/A	46	N/A	N/A	N/A	N/A
Origin Emerging Markets Fund	–	–	N/A	N/A	N/A	19,753
Preferred Securities Fund	–	–	–	–	–	8,014
Real Estate Debt Income Fund	–	107	N/A	N/A	N/A	—
Small-MidCap Dividend Income Fund	–	31	N/A	N/A	N/A	331

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

5. Management Agreement and Transactions with Affiliates (continued)

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $121,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended August 31, 2018.

6. Investment Transactions

For the year ended August 31, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

			Covers on Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Blue Chip Fund	$1,256,458	$883,269	$—	$—
Diversified Real Asset Fund	2,596,853	2,951,407	—	—
Dynamic Floating Rate High Income Fund	8,395	5,621	—	—
Global Multi-Strategy Fund	5,469,511	5,600,473	1,744,318	1,762,012
Global Opportunities Fund	791,480	1,076,180	—	—
International Small Company Fund	464,496	539,762	—	—
Multi-Manager Equity Long/Short Fund	739,320	747,447	225,082	222,734
Opportunistic Municipal Fund	86,185	92,078	—	—
Origin Emerging Markets Fund	359,773	386,336	—	—
Preferred Securities Fund	800,096	703,417	—	—
Real Estate Debt Income Fund	52,086	50,900	—	—
Small-MidCap Dividend Income Fund	932,233	1,592,871	—	—

For the year ended August 31, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

			Covers on Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$658,881	$557,922	$—	$—
Global Multi-Strategy Fund	3,208,063	3,097,193	1,745,568	1,787,443

7 . Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2018 and August 31, 2017 were as follows (amounts in thousands):

				Long-Term Capital
	Ordinary Income		Tax-Exempt Income^		Gain*
	2018	2017	2018	2017	2018	2017
Blue Chip Fund	$1,717	$ 11,106	$ —	$—	65,155	$4,175
Diversified Real Asset Fund	89,016	96,628	—	—	—	—
Dynamic Floating Rate High Income
Fund	496	635	—	—	—	—
Global Multi-Strategy Fund	66,313	3,555	—	—	12,311	—
Global Opportunities Fund	78,458	22,466	—	—	13,245	—
International Small Company Fund	45,565	1,380	—	—	4,754	—
Multi-Manager Equity Long/Short Fund	10,995	2,398	—	—	6,573	—
Opportunistic Municipal Fund	1	5	4,519	4,458	—	—
Origin Emerging Markets Fund	6,798	5,516	—	—	—	—
Preferred Securities Fund	286,109	264,083	—	—	8,667	47,567
Real Estate Debt Income Fund	6,873	5,906	—	—	—	3
Small-MidCap Dividend Income Fund	85,682	64,435	—	—	98,725	—

^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

7. Federal Tax Information (continued)

Distributable Earnings. As of August 31, 2018, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

								Total
	Undistributed	Undistributed	Undistributed		Net Unrealized		Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation		Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)		Differences*	(Deficit)
Blue Chip Fund	$—	$—	$181,038	$—	$855,016	$	— $ 1,036,054
Diversified Real Asset Fund	91,437	—	—	(121,809)	(4,457)		(1,474)	(36,303)
Dynamic Floating Rate High Income Fund	7	—	—	(1,034)	(42)		11	(1,058)
Global Multi-Strategy Fund	51,758	—	40,175	—	10,044		(21,756)	80,221
Global Opportunities Fund	16,607	—	83,441	—	81,558		12	181,618
International Small Company Fund	24,189	—	47,102	—	102,381		—	173,672
Multi-Manager Equity Long/Short Fund	4,103	—	23,430	—	3,487		(5,716)	25,304
Opportunistic Municipal Fund	—	55	—	(1,831)	1,799		—	23
Origin Emerging Markets Fund	7,809	—	—	(98,210)	97,431		—	7,030
Preferred Securities Fund	5,933	—	—	(8,741)	133,772		40,848	171,812
Real Estate Debt Income Fund	72	—	—	(1,238)	(4,105)		—	(5,271)
Small-MidCap Dividend Income Fund	28,326	—	301,790	—	439,756		—	769,872

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2018, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term		Long-Term	Total
Diversified Real Asset Fund	$121,809	$	—$ 121,809
Dynamic Floating Rate High Income
Fund	301		733	1,034
Opportunistic Municipal Fund	1,224		607	1,831
Origin Emerging Markets Fund	98,210		—	98,210
Real Estate Debt Income Fund	291		947	1,238

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

For the period ended August 31, 2018, the following funds utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified Real Asset Fund	$191,548
Dynamic Floating Rate High Income Fund	30
International Small Company Fund	566
Opportunistic Municipal Fund	537
Origin Emerging Markets Fund	66,304

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2018, Preferred Securities Fund has an approximate late-year loss deferral of $8,741,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2018, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Blue Chip Fund	$1,531	$27,140	$(28,671)
Diversified Real Asset Fund	9,420	(2,895)	(6,525)

	Notes to Financial Statements
	Principal Funds, Inc.
	August 31, 2018

7	. Federal Tax Information (continued)

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Dynamic Floating Rate High Income Fund	(6)	6	—
Global Multi-Strategy Fund	(35,485)	36,250	(765)
Global Opportunities Fund	669	(669)	—
International Small Company Fund	5,609	(4,401)	(1,208)
Multi-Manager Equity Long/Short Fund	2,151	(2,151)	—
Opportunistic Municipal Fund	(190)	190	—
Origin Emerging Markets Fund	(465)	465	—
Preferred Securities Fund	(7,183)	(712)	7,895
Real Estate Debt Income Fund	(229)	229	—
Small-MidCap Dividend Income Fund	(3,326)	30,712	(27,386)

Federal Income Tax Basis. At August 31, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
Blue Chip Fund	$870,428	$(15,413)	$855,015	$2,359,226
Diversified Real Asset Fund	194,267	(194,644)	(377)	4,173,173
Dynamic Floating Rate High Income Fund	64	(106)	(42)	13,536
Global Multi-Strategy Fund	165,904	(154,404)	11,500	2,995,106
Global Opportunities Fund	100,558	(19,000)	81,558	645,517
International Small Company Fund	149,862	(47,482)	102,380	898,918
Multi-Manager Equity Long/Short Fund	34,875	(31,418)	3,457	358,251
Opportunistic Municipal Fund*	3,173	(1,374)	1,799	108,452
Origin Emerging Markets Fund	125,103	(27,658)	97,445	540,741
Preferred Securities Fund	260,535	(126,764)	133,771	5,440,788
Real Estate Debt Income Fund	1,811	(5,917)	(4,106)	186,749
Small-MidCap Dividend Income Fund	556,401	(116,644)	439,757	2,403,150

* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On June 12, 2018, the Board of Directors approved a Plan of Liquidation for Dynamic Floating Rate High Income Fund. There were no other items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
August 31, 2018

COMMON STOCKS - 99.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 3.35%			Software - 8.36%
TransDigm Group Inc (a)	307,502	$107,626	Microsoft Corp	1,415,405	$158,992
Banks - 0.76%			salesforce.com Inc (a)	719,803	109,900
First Republic Bank/CA	241,965	24,581			$268,892
Building Materials - 0.48%			TOTAL COMMON STOCKS		$3,212,475
Martin Marietta Materials Inc	78,229	15,546	INVESTMENT COMPANIES - 0.05%	Shares Held Value (000's)
Chemicals - 4.65%			Money Market Funds - 0.05%
Air Products & Chemicals Inc	149,023	24,781	Principal Government Money Market Fund	1,765,560	1,766
Praxair Inc	586,092	92,714	1.84%(b),(c)
Sherwin-Williams Co/The	70,291	32,023	TOTAL INVESTMENT COMPANIES		$1,766
		$149,518	Total Investments	$3,214,241
			Other Assets and Liabilities - 0.05%		$1,665
Commercial Services - 10.43%			TOTAL NET ASSETS - 100.00%	$3,215,906
Ecolab Inc	85,238	12,827
Gartner Inc (a)	317,804	47,594
IHS Markit Ltd (a)	328,539	18,070	(a) Non-income producing security
Moody's Corp	352,907	62,824	(b)	Affiliated Security. Security is either an affiliate (and registered under the
PayPal Holdings Inc (a)	1,249,336	115,351	Investment Company Act of 1940) or an affiliate as defined by the Investment
S&P Global Inc	381,093	78,905	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
		$335,571	voting shares of the security). Please see affiliated sub-schedule for
Diversified Financial Services - 11.53%			transactional information.
Charles Schwab Corp/The	1,181,289	59,998	(c) Current yield shown is as of period end.
Mastercard Inc	699,551	150,795
Visa Inc	1,089,001	159,963	Portfolio Summary (unaudited)
		$370,756	Sector		Percent
Electric - 0.42%			Financial		32.69%
Brookfield Infrastructure Partners LP	343,313	13,389	Communications		26.18%
Healthcare - Products - 3.21%			Consumer, Non-cyclical		13.64%
Danaher Corp	848,344	87,838	Technology		9.77%
IDEXX Laboratories Inc (a)	60,236	15,302	Consumer, Cyclical		8.17%
		$103,140	Basic Materials		4.65%
Insurance - 9.23%			Industrial		3.83%
Aon PLC	241,320	35,126	Energy		0.55%
Berkshire Hathaway Inc - Class B (a)	962,183	200,827	Utilities		0.42%
Markel Corp (a)	50,238	60,728	Investment Companies		0.05%
		$296,681	Other Assets and Liabilities		0.05%
Internet - 26.18%			TOTAL NET ASSETS		100.00%
Alphabet Inc - A Shares (a)	7,667	9,444
Alphabet Inc - C Shares (a)	217,478	264,929
Amazon.com Inc (a)	157,895	317,797
Booking Holdings Inc (a)	53,312	104,041
Facebook Inc (a)	818,462	143,828
Shopify Inc (a)	12,038	1,754
		$841,793
Lodging - 1.57%
Hilton Worldwide Holdings Inc	651,676	50,583
Pipelines - 0.55%
Kinder Morgan Inc/DE	997,637	17,658
Private Equity - 4.78%
Brookfield Asset Management Inc	3,595,619	153,785
REITs - 6.39%
American Tower Corp	905,856	135,081
Equinix Inc	74,672	32,567
SBA Communications Corp (a)	243,859	37,854
		$205,502
Retail - 6.60%
CarMax Inc (a)	834,503	65,133
Costco Wholesale Corp	49,111	11,449
McDonald's Corp	10,787	1,750
O'Reilly Automotive Inc (a)	95,059	31,885
Restaurant Brands International Inc	752,712	43,206
TJX Cos Inc/The	201,473	22,156
Yum! Brands Inc	420,246	36,515
		$212,094
Semiconductors - 1.41%
NVIDIA Corp	161,603	45,360

See accompanying notes.

Schedule of Investments
Blue Chip Fund
August 31, 2018

Affiliated Securities	August 31, 2017			Purchases	Sales	August 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.84%$			— $	361,874	$360,108		$1,766
$			— $	361,874	$360,108		$1,766

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.84%$	44	$	— $		— $		—
	$44	$	— $		— $		—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

COMMON STOCKS - 53.03%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 0.74%			Electric (continued)
Archer-Daniels-Midland Co	411,238	$20,726	NRG Yield Inc - C Shares	295,332	$5,862
Bunge Ltd	81,929	5,324	PG&E Corp	244,200	11,277
Golden Agri-Resources Ltd	24,196,500	5,024	Red Electrica Corp SA	262,865	5,510
		$31,074	Sempra Energy	177,100	20,558
Biotechnology - 0.01%			Spark Infrastructure Group	7,460,873	12,876
Concordia Healthcare Corp (a),(b)	22,681	311	SSE PLC	430,344	6,993
Building Materials - 0.34%			Terna Rete Elettrica Nazionale SpA	1,060,808	5,573
Forterra Inc (a)	10,684	90	Transmissora Alianca de Energia Eletrica SA	1,843,400	9,119
Fortune Brands Home & Security Inc	15,174	804			$182,134
Geberit AG	14,457	6,574	Electronics - 0.15%
Louisiana-Pacific Corp	66,443	1,938	Badger Meter Inc	16,682	917
Norbord Inc	43,785	1,666	Halma PLC	216,521	4,025
Pinnacle Renewable Holdings Inc	77,458	928	Watts Water Technologies Inc	15,867	1,308
Reliance Worldwide Corp Ltd	279,162	1,069			$6,250
Universal Forest Products Inc	31,480	1,179	Energy - Alternate Sources - 0.45%
		$14,248	Algonquin Power & Utilities Corp	323,200	3,348
Chemicals - 2.25%			Pattern Energy Group Inc	463,299	9,442
CF Industries Holdings Inc	138,512	7,196	TerraForm Power Inc	352,812	3,945
Covestro AG (c)	38,138	3,247	Vestas Wind Systems A/S	26,751	1,876
FMC Corp	65,429	5,591			$18,611
Ingevity Corp (a)	13,853	1,399	Engineering & Construction - 1.17%
K+S AG	562,674	12,799	Aena SME SA (c)	20,053	3,547
Lenzing AG	10,609	1,288	Arcadis NV	54,162	962
Linde AG	12,674	2,886	China Tower Corp Ltd (a),(c)	28,942,000	4,425
LyondellBasell Industries NV	49,922	5,630	Enav SpA (c)	2,318,249	11,461
Mosaic Co/The	518,092	16,201	Ferrovial SA	271,022	5,852
Nutrien Ltd	202,743	11,394	Flughafen Zurich AG	44,609	9,220
Nutrien Ltd	132,572	7,508	nVent Electric PLC	89,487	2,514
OCI NV (a)	208,004	6,704	Sydney Airport	2,106,519	10,938
Olin Corp	95,746	2,942			$48,919
Tokai Carbon Co Ltd	145,800	2,598	Environmental Control - 0.25%
Yara International ASA	138,278	6,363	China Water Affairs Group Ltd	662,000	759
		$93,746	Energy Recovery Inc (a)	19,042	184
Commercial Services - 1.59%			Evoqua Water Technologies Corp (a)	32,449	629
Atlantia SpA	1,032,912	21,530	Kurita Water Industries Ltd	60,600	1,799
Atlas Arteria Ltd	1,514,754	7,497	METAWATER Co Ltd	6,200	167
Cengage Learning Holdings II Inc (a),(d)	11,792	106	Pentair PLC	89,487	3,891
China Merchants Port Holdings Co Ltd	2,742,000	5,602	SIIC Environment Holdings Ltd	681,500	156
OHL Mexico SAB de CV	4,936,536	7,439	Tetra Tech Inc	41,696	2,910
Transurban Group (b)	2,812,554	24,355			$10,495
		$66,529	Food - 0.26%
Consumer Products - 0.22%			Ingredion Inc	51,156	5,171
Avery Dennison Corp	54,253	5,706	Wilmar International Ltd	2,353,100	5,486
Kimberly-Clark Corp	31,949	3,692			$10,657
		$9,398	Forest Products & Paper - 3.10%
Cosmetics & Personal Care - 0.22%			Acadian Timber Corp	120,479	1,763
Essity AB	50,600	1,312	BillerudKorsnas AB	131,919	1,558
Kao Corp	10,800	838	Canfor Corp (a)	192,474	4,438
Svenska Cellulosa AB SCA	415,931	4,842	Clearwater Paper Corp (a)	40,488	1,176
Unicharm Corp	63,900	2,087	Domtar Corp	38,149	1,942
		$9,079	Empresas CMPC SA	630,276	2,481
Electric - 4.36%			Fibria Celulose SA ADR	930,127	18,035
ACEA SpA	33,390	476	Holmen AB	174,163	4,483
American Electric Power Co Inc	156,200	11,204	Interfor Corp (a)	174,979	3,011
Atlantica Yield PLC	226,321	4,670	International Paper Co	195,188	9,982
AusNet Services	3,824,369	4,533	Klabin SA	371,700	1,943
China Longyuan Power Group Corp Ltd	3,643,000	3,070	Mondi PLC	384,975	10,728
Dominion Energy Inc	104,129	7,370	Nine Dragons Paper Holdings Ltd	4,730,000	5,371
Duke Energy Corp	13,055	1,061	Oji Holdings Corp	1,183,000	8,097
Edison International	163,378	10,739	Quintis Ltd (a),(b),(e)	2,854,062	—
Emera Inc	250,246	7,918	Sappi Ltd	442,113	3,020
Enel SpA	917,092	4,534	Smurfit Kappa Group PLC	206,218	8,422
Glow Energy PCL	1,736,800	4,988	Stora Enso OYJ	646,562	12,034
Hera SpA	544,892	1,709	Sumitomo Forestry Co Ltd	192,700	3,113
Huadian Fuxin Energy Corp Ltd	14,110,000	2,917	Suzano Papel e Celulose SA	587,200	6,855
Iberdrola SA	2,164,177	16,081	UPM-Kymmene OYJ	324,049	12,500
Infraestructura Energetica Nova SAB de CV	1,614,464	7,532	West Fraser Timber Co Ltd	84,593	5,612
NextEra Energy Inc	91,500	15,564

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Forest Products & Paper (continued)			Mining - 3.04%
Western Forest Products Inc	1,566,278	$2,736	Alcoa Corp (a)	135,984	$6,074
		$129,300	Anglo American PLC	238,292	4,785
Gas - 1.13%			Antofagasta PLC	406,122	4,254
Enagas SA	145,269	4,036	Barrick Gold Corp	432,042	4,502
Italgas SpA	479,346	2,590	BHP Billiton Ltd	229,683	5,518
National Grid PLC	1,971,081	20,724	Franco-Nevada Corp	80,800	5,165
Snam SpA	2,368,982	9,726	Freeport-McMoRan Inc	933,697	13,119
Southcross Holdings Borrower LP (a),(d)	37	8	Fresnillo PLC	322,361	3,752
Southwest Gas Holdings Inc	122,800	9,495	Glencore PLC (a)	3,644,508	14,848
Western Gas Equity Partners LP	22,712	769	Goldcorp Inc	399,300	4,314
		$47,348	MMC Norilsk Nickel PJSC ADR	321,409	5,366
Hand & Machine Tools - 0.03%			Newcrest Mining Ltd	679,794	9,431
Franklin Electric Co Inc	22,177	1,084	Newmont Mining Corp	146,375	4,542
Healthcare - Products - 0.16%			Norsk Hydro ASA	908,231	5,008
Danaher Corp	63,210	6,545	Orocobre Ltd (a)	277,362	847
			Rio Tinto Ltd	303,023	15,834
Healthcare - Services - 0.00%			South32 Ltd	2,024,533	5,064
Millennium Health LLC (a),(d)	22,091	—	Southern Copper Corp	116,553	5,086
Millennium Health LLC (a),(b),(d),(e)	20,580	41	Sumitomo Metal Mining Co Ltd	148,600	4,794
Millennium Health LLC (a),(b),(d),(e)	19,318	36	Wheaton Precious Metals Corp	261,200	4,475
		$77			$126,778
Holding Companies - Diversified - 0.07%			Miscellaneous Manufacturers - 0.17%
Empresas COPEC SA	182,184	2,779	Aalberts Industries NV	55,124	2,367
Home Builders - 0.23%			Alfa Laval AB	171,694	4,602
DR Horton Inc	56,581	2,519			$6,969
Meritage Homes Corp (a)	21,837	942	Oil & Gas - 6.56%
PulteGroup Inc	41,185	1,151	Aker BP ASA	168,066	5,948
Taylor Morrison Home Corp (a)	49,144	956	Anadarko Petroleum Corp	192,374	12,388
Toll Brothers Inc	62,417	2,261	Andeavor	55,858	8,535
TRI Pointe Group Inc (a)	120,826	1,751	Antero Midstream Partners LP	160,163	4,688
		$9,580	BP PLC	743,109	5,292
Iron & Steel - 1.89%			Cairn Energy PLC (a)	903,762	2,806
ArcelorMittal	389,230	11,739	Canadian Natural Resources Ltd	164,600	5,620
Fortescue Metals Group Ltd	1,605,814	4,425	Chevron Corp	45,844	5,431
JFE Holdings Inc	275,200	6,016	China Petroleum & Chemical Corp	3,774,000	3,797
Nippon Steel & Sumitomo Metal Corp	271,500	5,458	CNOOC Ltd	5,523,000	9,800
Novolipetsk Steel PJSC	216,676	5,262	ConocoPhillips	84,558	6,209
Nucor Corp	88,771	5,548	Continental Resources Inc/OK (a)	104,231	6,874
Severstal PJSC	358,400	5,767	Devon Energy Corp	236,969	10,173
Steel Dynamics Inc	103,033	4,712	Ecopetrol SA ADR	265,175	5,993
thyssenkrupp AG	216,296	4,998	Eni SpA	315,163	5,849
Vale SA ADR	1,530,455	20,202	EOG Resources Inc	120,106	14,201
voestalpine AG	106,214	4,774	EQT GP Holdings LP	32,503	683
		$78,901	Equinor ASA	216,577	5,555
Lodging - 0.59%			Exxon Mobil Corp	70,142	5,623
City Developments Ltd	1,286,500	8,699	Fieldwood - Pre IPO Rights (a),(d)	15,204	780
Hilton Grand Vacations Inc (a)	167,328	5,465	Galp Energia SGPS SA	304,852	6,187
Hilton Worldwide Holdings Inc	135,914	10,550	Gazprom PJSC ADR	1,254,633	5,534
		$24,714	Hess Corp	108,281	7,292
Machinery - Diversified - 0.53%			Imperial Oil Ltd	174,000	5,423
ANDRITZ AG	45,700	2,708	LUKOIL PJSC ADR	85,380	5,900
Ebara Corp	54,200	1,852	Novatek PJSC	39,542	6,612
Gorman-Rupp Co/The	10,921	400	Occidental Petroleum Corp	202,463	16,170
IDEX Corp	43,853	6,719	Ocean Rig UDW Inc (a)	49,483	1,340
Kadant Inc	8,441	853	OMV AG	103,942	5,511
Lindsay Corp	6,091	583	Petroleo Brasileiro SA ADR	480,489	5,223
Mueller Water Products Inc - Class A	90,966	1,052	Phillips 66	48,917	5,797
Valmet OYJ	12,255	269	Pioneer Natural Resources Co	51,179	8,941
Xylem Inc/NY	103,076	7,825	Repsol SA	299,409	5,759
		$22,261	Rosneft Oil Co PJSC	934,190	5,950
Media - 0.04%			Royal Dutch Shell PLC - A Shares	164,268	5,344
Cumulus Media Inc (a)	77,106	1,612	Suncor Energy Inc	142,800	5,878
Metal Fabrication & Hardware - 0.09%			TOTAL SA	380,749	23,876
Advanced Drainage Systems Inc	23,212	728	Valero Energy Corp	121,752	14,352
Tenaris SA	168,846	2,833	Vantage Drilling International (a),(b),(e)	1,554	122
		$3,561	Woodside Petroleum Ltd	232,378	6,165
					$273,621

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas Services - 0.65%			REITs (continued)
Baker Hughes a GE Co	164,743	$5,432	AvalonBay Communities Inc	80,086	$14,679
Halliburton Co	241,260	9,624	CatchMark Timber Trust Inc	256,105	3,212
Schlumberger Ltd	157,578	9,952	CFE Capital S de RL de CV	5,072,600	4,588
Select Energy Services Inc (a)	161,453	2,204	Crown Castle International Corp	111,206	12,681
		$27,212	CubeSmart	170,692	5,215
Packaging & Containers - 1.33%			Daiwa Office Investment Corp	960	5,848
Amcor Ltd/Australia	535,657	5,512	Dexus	885,797	6,838
Ball Corp	131,200	5,495	Digital Realty Trust Inc	37,824	4,701
DS Smith PLC	1,085,109	6,964	EPR Properties	60,577	4,251
Graphic Packaging Holding Co	148,538	2,112	Equinix Inc	28,432	12,400
Greif Inc - Class A	37,360	2,062	Essex Property Trust Inc	46,008	11,331
Packaging Corp of America	154,886	17,025	Frasers Logistics & Industrial Trust	3,793,671	3,039
Sealed Air Corp	130,818	5,247	Gecina SA	62,906	10,815
Sonoco Products Co	28,806	1,614	Goodman Group	1,932,992	14,888
WestRock Co	171,311	9,435	Inmobiliaria Colonial Socimi SA	842,186	9,109
		$55,466	Invitation Homes Inc	555,225	12,976
Pipelines - 7.56%			Japan Hotel REIT Investment Corp	9,048	6,855
AltaGas Ltd	215,920	4,012	Japan Retail Fund Investment Corp	1,954	3,536
Andeavor Logistics LP	156,747	7,615	Kilroy Realty Corp	85,391	6,246
Antero Midstream GP LP	64,658	1,092	Klepierre SA	109,491	3,935
APA Group	1,430,524	10,283	Link REIT	1,175,500	11,717
BP Midstream Partners LP	83,038	1,638	MCUBS MidCity Investment Corp	6,651	5,038
Buckeye Partners LP	114,831	4,049	Merlin Properties Socimi SA	509,038	7,099
Cheniere Energy Inc (a)	386,184	25,847	Minto Apartment Real Estate Investment Trust	332,680	4,285
Enbridge Energy Management LLC (a)	694,130	7,531	Park Hotels & Resorts Inc	63,668	2,130
Enbridge Inc	1,037,213	35,377	Physicians Realty Trust	192,737	3,371
Enbridge Inc	92,832	3,172	PotlatchDeltic Corp	205,539	9,928
Energy Transfer Equity LP	494,835	8,660	Prologis Inc	194,785	13,086
Energy Transfer Partners LP	386,105	8,707	Rayonier Inc	392,031	13,654
EnLink Midstream Partners LP	47,182	840	Regency Centers Corp	157,008	10,367
Enterprise Products Partners LP	577,812	16,525	Rexford Industrial Realty Inc	370,233	12,033
EQT Midstream Partners LP	159,933	9,142	Segro PLC	1,222,521	10,452
Gibson Energy Inc	360,711	5,357	Simon Property Group Inc	120,981	22,143
Kinder Morgan Inc/DE	1,010,244	17,881	STORE Capital Corp	165,050	4,755
Koninklijke Vopak NV	68,668	3,544	Sun Communities Inc	70,995	7,325
Magellan Midstream Partners LP	223,365	15,245	Sunstone Hotel Investors Inc	317,970	5,336
MPLX LP	363,854	12,906	Unibail-Rodamco-Westfield	8,916	1,872
Noble Midstream Partners LP	24,169	1,059	UNITE Group PLC/The	652,522	7,511
ONEOK Inc	141,869	9,351	United Urban Investment Corp	3,628	5,725
Pembina Pipeline Corp	130,221	4,441	Vicinity Centres	2,303,389	4,593
Phillips 66 Partners LP	147,635	7,597	Weyerhaeuser Co	605,168	21,004
Plains All American Pipeline LP	523,186	13,666			$376,842
Shell Midstream Partners LP	197,908	4,427	Retail - 0.11%
Tallgrass Energy LP	248,552	6,112	BMC Stock Holdings Inc (a)	48,269	1,086
Targa Resources Corp	68,463	3,770	Gymboree Corp/The (a),(d)	17,842	214
TransCanada Corp	449,756	19,155	Gymboree Holding Corp (a)	48,577	583
Valero Energy Partners LP	109,211	3,909	Home Depot Inc/The	8,554	1,717
Western Gas Partners LP	208,786	10,199	Lowe's Cos Inc	10,268	1,117
Williams Cos Inc/The	1,086,155	32,139			$4,717
		$315,248	Software - 0.22%
Real Estate - 1.80%			Avaya Holdings Corp (a)	179,173	4,185
ADO Properties SA (c)	147,463	9,475	InterXion Holding NV (a)	78,457	5,173
Aroundtown SA	1,005,314	8,963			$9,358
Deutsche Wohnen SE	260,736	13,181	Storage & Warehousing - 0.07%
Entra ASA (c)	290,809	4,216	Safestore Holdings PLC	416,006	2,868
Fabege AB	584,919	7,816	Telecommunications - 0.16%
Hongkong Land Holdings Ltd	987,599	6,836	Eutelsat Communications SA	275,712	6,527
Leopalace21 Corp	142,700	757	Textiles - 0.02%
Mitsui Fudosan Co Ltd	481,200	11,010	Mohawk Industries Inc (a)	3,534	677
New World Development Co Ltd	6,984,000	9,335	Transportation - 0.11%
Pope Resources a Delaware LP	47,701	3,413	East Japan Railway Co	41,000	3,707
		$75,002	Harvey Gulf (a),(b),(e)	3,013	139
REITs - 9.03%			Harvey Gulf - Warrants (a),(b),(e)	13,471	620
Agree Realty Corp	56,081	3,201			$4,466
Alexandria Real Estate Equities Inc	112,823	14,481	Water - 2.33%
American Homes 4 Rent	71,192	1,652	American States Water Co	27,410	1,656
American Tower Corp	22,710	3,387	American Water Works Co Inc	133,297	11,667
Americold Realty Trust	280,326	6,980	Aqua America Inc	132,700	4,934
Apartment Investment & Management Co	150,080	6,574

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)			Principal
Water (continued)			BONDS (continued)	Amount (000’s) Value (000’s)
Beijing Enterprises Water Group Ltd	3,868,000	$2,111	Finance - Mortgage Loan/Banker (continued)
California Water Service Group	35,815	1,474	Federal Home Loan Banks (continued)
Cia de Saneamento Basico do Estado de Sao	255,139	1,533	2.01%, 12/16/2019(h)		$7,500	$7,501
Paulo ADR			1 Month LIBOR + (0.06)%
Cia de Saneamento do Parana	686,140	7,338	2.19%, 01/30/2020(h)		11,000	11,002
Connecticut Water Service Inc	9,009	617	3 Month Treasury Bill + 0.14%
Guangdong Investment Ltd	2,148,000	3,813	Freddie Mac
Middlesex Water Co	12,204	559	1.96%, 06/28/2019(h)		3,300	3,300
Pennon Group PLC	1,220,860	12,169	1 Month LIBOR + (0.10)%
PICO Holdings Inc	17,282	207	1.97%, 08/12/2019(h)		30,400	30,406
Severn Trent PLC	740,235	19,226	1 Month LIBOR + (0.20)%
SJW Group	12,103	701	1.98%, 08/08/2019(h)		39,800	39,802
Suez	316,454	4,580	1 Month LIBOR + (0.20)%
United Utilities Group PLC	1,961,414	18,879	2.17%, 07/05/2019(h)		5,400	5,401
Veolia Environnement SA	267,553	5,636	3 Month LIBOR + (0.17)%
York Water Co/The	9,602	289				$212,845
		$97,389	Media- 0.01%
TOTAL COMMON STOCKS		$2,212,353	iHeartCommunications Inc
INVESTMENT COMPANIES - 2.30%	Shares Held Value (000's)		0.00%, 12/15/2019(a)		523	386
Exchange Traded Funds - 0.47%			Sovereign - 0.82%
Invesco S&P Global Water Index ETF	77,828	2,743	Italy Buoni Poliennali Del Tesoro
SPDR S&P Global Natural Resources ETF	338,338	16,518	1.26%, 10/27/2020	EUR	1,013	1,188
		$19,261	1.67%, 04/23/2020		1,892	2,229
Money Market Funds - 1.83%			2.55%, 09/15/2041		208	248
Principal Government Money Market Fund	76,473,936	76,474	Japanese Government CPI Linked Bond
1.84%(f),(g)			0.10%, 09/10/2024	JPY	637,025	5,957
TOTAL INVESTMENT COMPANIES		$95,735	0.10%, 03/10/2027		685,947	6,461
PREFERRED STOCKS - 0.08%	Shares Held Value (000's)		0.10%, 03/10/2028		316,942	2,989
Electric - 0.08%			New Zealand Government Inflation Linked Bond
Cia de Transmissao de Energia Eletrica Paulista	248,472	$3,507	2.57%, 09/20/2040	NZD	1,099	850
4.62%			2.60%, 09/20/2035		2,831	2,202
TOTAL PREFERRED STOCKS		$3,507	3.17%, 09/20/2030		12,719	10,467
	Principal		United Kingdom Gilt Inflation Linked
BONDS- 8.05%	Amount (000's) Value (000's)		0.75%, 11/22/2047	GBP	542	1,291
Federal & Federally Sponsored Credit - 2.12%						$33,882
Federal Farm Credit Banks			TOTAL BONDS			$335,646
2.02%, 05/14/2020(h)	$28,000	$28,007	COMMODITY INDEXED STRUCTURED	Principal
1 Month LIBOR + (0.09)%			NOTES- 0.44%	Amount (000's) Value (000's)
2.09%, 12/11/2019(h)	13,500	13,505	Banks- 0.44%
Federal Reserve Prime Loan Rate + (5.82)%			Royal Bank of Canada; Dow Jones - UBS
2.14%, 11/04/2019(h)	25,000	25,003	Commodity Index Linked Note
3 Month Treasury Bill Index + 0.05%			1.92%, 04/23/2019(c)		$22,000	18,501
2.15%, 01/27/2020(h)	11,000	10,997	TOTAL COMMODITY INDEXED STRUCTURED NOTES $			18,501
3 Month Treasury Bill Index + 0.11%				Principal
2.18%, 06/19/2019(h)	11,000	11,021	CONVERTIBLE BONDS - 0.01%	Amount (000's) Value (000's)
3 Month Treasury Bill Index + 0.09%			Oil & Gas - 0.01%
		$88,533	Vantage Drilling International
Finance - Mortgage Loan/Banker - 5.10%			1.00%, PIK 1.00%, 12/31/2030(b),(i),(j)		275	275
Fannie Mae			TOTAL CONVERTIBLE BONDS			$275
1.13%, 12/14/2018(h)	12,000	11,963	SENIOR FLOATING RATE INTERESTS	Principal
2.06%, 02/28/2019(h)	4,000	4,003	- 13.51%	Amount (000's) Value (000's)
1 Month LIBOR + 0.00%			Advertising - 0.19%
2.09%, 01/30/2020(h)	40,550	40,576	Advantage Sales & Marketing Inc
U.S. Secured Overnight Financing Rate + 0.16%			5.33%, 07/23/2021(k)		$1,476	$1,375
Federal Farm Credit Banks			US LIBOR + 3.25%
2.07%, 08/27/2020(h)	3,800	3,797	Affinion Group Inc
Federal Reserve Prime Loan Rate + (2.93)%			9.81%, 03/31/2022(k)		1,435	1,477
Federal Home Loan Banks			US LIBOR + 7.75%
1.97%, 06/27/2019(h)	9,300	9,299	Checkout Holding Corp
1 Month LIBOR + (0.19)%			5.81%, 04/03/2021(k)		2,024	981
1.98%, 06/21/2019(h)	21,000	20,999	US LIBOR + 3.50%
1 Month LIBOR + (0.18)%			Getty Images Inc
1.99%, 11/13/2019(h)	10,000	9,997	5.58%, 10/03/2019(k)		3,472	3,381
1 Month LIBOR + (0.08)%			US LIBOR + 3.50%
2.00%, 01/23/2020(h)	5,800	5,798	Red Ventures LLC
1 Month LIBOR + (0.07)%			6.08%, 10/18/2024(k)		799	807
2.01%, 07/19/2019(h)	9,000	9,001	US LIBOR + 4.00%
1 Month LIBOR + (0.14)%						$8,021

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Aerospace & Defense - 0.26%			Commercial Services (continued)
Sequa Mezzanine Holdings LLC			Laureate Education Inc
7.19%, 10/28/2021(k)	$4,662	$4,569	5.58%, 04/26/2024(k)	$1,821	$1,823
US LIBOR + 5.00%			US LIBOR + 3.50%
11.20%, 04/28/2022(k)	1,621	1,589	Monitronics International Inc
US LIBOR + 9.00%			7.83%, 09/30/2022(k)	1,761	1,676
TransDigm Inc			US LIBOR + 5.50%
4.58%, 06/09/2023(k)	3,772	3,763	PAREXEL International Corp
US LIBOR + 2.50%			4.83%, 08/09/2024(k)	744	744
4.58%, 05/14/2025(k)	998	995	US LIBOR + 2.75%
US LIBOR + 2.50%			Prime Security Services Borrower LLC
		$10,916	4.83%, 05/02/2022(k)	1,930	1,934
Airlines - 0.17%			US LIBOR + 2.75%
American Airlines Inc			Syniverse Holdings Inc
3.81%, 06/27/2025(k)	3,115	3,048	7.07%, 02/09/2023(k)	3,890	3,856
US LIBOR + 1.75%			US LIBOR + 5.00%
4.06%, 10/10/2021(k)	2,612	2,610	11.07%, 02/09/2024(k)	2,000	1,930
US LIBOR + 2.00%			US LIBOR + 9.00%
4.06%, 12/14/2023(k)	1,663	1,650	Vantiv LLC
US LIBOR + 2.00%			3.81%, 08/20/2024(k)	1,496	1,496
		$7,308	US LIBOR + 1.75%
Automobile Manufacturers - 0.06%			Verscend Holding Corp
FCA US LLC			0.00%, 08/08/2025(k),(l)	1,333	1,341
4.07%, 12/05/2018(k)	2,397	2,399	WEX Inc
US LIBOR + 2.00%			4.33%, 06/30/2023(k)	927	929
Beverages - 0.05%			US LIBOR + 2.25%
Jacobs Douwe Egberts International BV					$23,690
4.62%, 07/02/2022(k)	2,108	2,122	Computers - 0.67%
US LIBOR + 2.25%			Banff Merger Sub Inc
Biotechnology - 0.16%			0.00%, 09/01/2025(k),(l)	5,395	5,397
Concordia International Corp			US LIBOR + 4.25%
6.33%, 10/21/2021(k)	7,382	6,654	Dell International LLC
US LIBOR + 4.25%			3.58%, 12/31/2018(k)	1,858	1,857
			US LIBOR + 1.50%
Building Materials - 0.09%			4.08%, 09/07/2023(k)	6,894	6,891
Quikrete Holdings Inc			US LIBOR + 2.00%
4.83%, 11/03/2023(k)	3,583	3,578	iQor US Inc
US LIBOR + 2.75%			7.34%, 04/01/2021(k)	2,172	1,923
Chemicals - 0.04%			US LIBOR + 5.00%
INEOS US Finance LLC			McAfee LLC
4.17%, 03/31/2024(k)	239	239	6.57%, 09/30/2024(k)	3,301	3,327
US LIBOR + 2.00%			US LIBOR + 4.50%
Minerals Technologies Inc			10.57%, 09/26/2025(k)	750	765
4.75%, 05/09/2021(k)	1,305	1,305	US LIBOR + 8.50%
Tronox Blocked Borrower LLC			NeuStar Inc
5.07%, 09/13/2024(k)	91	91	5.58%, 08/08/2024(k)	989	991
US LIBOR + 3.00%			US LIBOR + 3.50%
Tronox Finance LLC			Optiv Security Inc
5.08%, 09/13/2024(k)	210	211	5.31%, 02/01/2024(k)	916	886
US LIBOR + 3.00%			US LIBOR + 3.25%
		$1,846	Tempo Acquisition LLC
Coal - 0.03%			5.08%, 05/01/2024(k)	1,481	1,484
Peabody Energy Corp			US LIBOR + 3.00%
4.83%, 03/07/2025(k)	1,187	1,186	Western Digital Corp
US LIBOR + 2.75%			3.82%, 04/29/2023(k)	4,420	4,417
Commercial Services - 0.57%			US LIBOR + 1.75%
Allied Universal Holdco LLC					$27,938
5.83%, 07/27/2022(k)	1,414	1,393	Consumer Products - 0.02%
US LIBOR + 3.75%			Prestige Brands Inc
Camelot Finance LP			4.08%, 01/20/2024(k)	694	693
5.33%, 10/03/2023(k)	2,449	2,445	US LIBOR + 2.00%
US LIBOR + 3.25%			Cosmetics & Personal Care - 0.16%
Concentra Inc			Coty Inc
4.84%, 06/01/2022(k)	3,168	3,180	3.83%, 03/29/2023(k)	2,500	2,475
US LIBOR + 2.75%			US LIBOR + 1.75%
Gartner Inc			4.33%, 03/28/2025(k)	1,500	1,453
3.83%, 03/21/2022(k)	943	943	US LIBOR + 2.25%
US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)			Entertainment (continued)
Revlon Consumer Products Corp			Crown Finance US Inc
5.81%, 07/21/2023(k)	$3,481	$2,583	4.58%, 02/07/2025(k)	$748	$746
US LIBOR + 3.50%			US LIBOR + 2.50%
		$6,511	Formula One Management Ltd
Distribution & Wholesale - 0.14%			4.58%, 02/01/2024(k)	6,202	6,152
Core & Main LP			US LIBOR + 2.50%
5.31%, 07/19/2024(k)	1,488	1,493	Metro-Goldwyn-Mayer Inc
US LIBOR + 3.00%			4.58%, 06/27/2025(k)	1,500	1,500
KAR Auction Services Inc			US LIBOR + 2.50%
4.62%, 03/09/2023(k)	769	772	6.58%, 06/29/2026(k)	750	750
US LIBOR + 2.50%			US LIBOR + 4.50%
Univar USA Inc			Penn National Gaming Inc
4.33%, 07/01/2024(k)	3,754	3,761	0.00%, 08/14/2025(k),(l)	2,000	2,002
US LIBOR + 2.50%			Scientific Games International Inc
		$6,026	4.83%, 08/14/2024(k)	6,120	6,102
Diversified Financial Services - 0.28%			US LIBOR + 2.75%
Capital Automotive LP			Stars Group Holdings BV
4.58%, 03/21/2024(k)	3,578	3,576	5.83%, 06/27/2025(k)	1,500	1,511
US LIBOR + 2.50%			US LIBOR + 3.50%
8.08%, 03/21/2025(k)	2,061	2,102	William Morris Endeavor Entertainment LLC
US LIBOR + 6.00%			4.86%, 05/16/2025(k)	2,062	2,050
Ditech Holding Corp			US LIBOR + 2.75%
8.08%, 06/30/2022(k)	5,668	5,372			$23,656
US LIBOR + 3.75%			Environmental Control - 0.12%
Lions Gate Capital Holdings LLC			Advanced Disposal Services Inc
4.31%, 03/20/2025(k)	596	596	4.21%, 11/10/2023(k)	4,882	4,890
US LIBOR + 2.25%			US LIBOR + 2.25%
		$11,646	Food - 0.48%
Electric - 0.48%			Albertson's LLC
Calpine Corp			4.83%, 08/25/2021(k)	10,885	10,862
4.84%, 05/05/2023(k)	2,344	2,347	US LIBOR + 2.75%
US LIBOR + 2.50%			CHG PPC Parent LLC
4.84%, 01/15/2024(k)	1,348	1,349	4.83%, 03/21/2025(k)	750	747
US LIBOR + 2.50%			US LIBOR + 2.75%
Dayton Power & Light Co/The			Moran Foods LLC
4.08%, 08/19/2022(k)	2,112	2,109	8.08%, 12/01/2023(k)	589	421
US LIBOR + 2.00%			US LIBOR + 6.00%
NRG Energy Inc			Pinnacle Foods Finance LLC
4.08%, 06/30/2023(k)	997	996	3.84%, 02/02/2024(k)	1,721	1,721
US LIBOR + 1.75%			US LIBOR + 1.75%
Vistra Operations Co LLC			US Foods Inc
4.06%, 12/14/2025(k)	2,133	2,128	4.08%, 06/27/2023(k)	6,323	6,311
US LIBOR + 2.00%			US LIBOR + 2.00%
4.08%, 08/04/2023(k)	8,492	8,475			$20,062
US LIBOR + 2.00%			Gas - 0.00%
4.33%, 12/14/2023(k)	2,456	2,455	Southcross Holdings Borrower LP
US LIBOR + 2.25%			4.50%, PIK 5.50%, 04/13/2023(d),(j),(k)	37	31
		$19,859	Healthcare - Products - 0.30%
Electrical Components & Equipment - 0.02%			ConvaTec Inc
Energizer Holdings Inc			4.58%, 10/13/2023(k)	2,608	2,610
0.00%, 06/20/2025(k),(l)	750	754	US LIBOR + 2.25%
Electronics - 0.03%			DJO Finance LLC
TTM Technologies Inc			5.46%, 06/24/2020(k)	1,448	1,447
4.58%, 09/13/2024(k)	1,470	1,470	US LIBOR + 3.25%
US LIBOR + 2.50%			Kinetic Concepts Inc
Engineering & Construction - 0.05%			5.58%, 02/02/2024(k)	2,371	2,378
Brand Industrial Services Inc			US LIBOR + 3.25%
6.60%, 06/14/2024(k)	2,259	2,269	LifeScan Global Corp
US LIBOR + 4.25%			0.00%, 06/19/2024(k),(l)	750	728
Entertainment - 0.57%			Medplast Holdings Inc
CCM Merger Inc			6.09%, 06/26/2025(k)	2,000	2,015
4.83%, 08/08/2021(k)	1,091	1,095	US LIBOR + 3.75%
US LIBOR + 2.75%			Onex Carestream Finance LP
CEOC LLC			6.08%, 06/05/2019(k)	1,945	1,940
4.08%, 10/07/2024(k)	1,750	1,748	US LIBOR + 4.00%
US LIBOR + 2.00%			10.58%, 12/15/2019(k)	565	562
			US LIBOR + 8.50%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Healthcare - Products (continued)			Internet (continued)
Vyaire Medical Inc			Uber Technologies Inc
7.23%, 04/11/2025(k)	$1,000	$975	5.57%, 07/13/2023(k)	$997	$1,001
US LIBOR + 4.75%			US LIBOR + 3.50%
		$12,655	6.08%, 07/22/2025(k)	1,000	1,006
Healthcare - Services - 0.68%			US LIBOR + 4.00%
Air Medical Group Holdings Inc					$3,856
6.33%, 03/14/2025(k)	1,060	1,052	Investment Companies - 0.06%
US LIBOR + 4.25%			RPI Finance Trust
Ardent Health Partners LLC			4.33%, 03/27/2023(k)	2,408	2,413
6.58%, 06/16/2025(k)	1,250	1,258	US LIBOR + 2.00%
US LIBOR + 4.50%			Leisure Products & Services - 0.18%
Catalent Pharma Solutions Inc			Alterra Mountain Co
4.33%, 05/20/2024(k)	2,457	2,464	5.08%, 07/31/2024(k)	1,505	1,505
US LIBOR + 2.25%			US LIBOR + 3.00%
CHS/Community Health Systems Inc			Equinox Holdings Inc
5.56%, 01/14/2021(k)	1,808	1,780	5.08%, 03/08/2024(k)	1,038	1,042
US LIBOR + 3.25%			US LIBOR + 3.00%
Gentiva Health Services Inc			Fitness International LLC
6.13%, 06/23/2025(k)	2,932	2,951	4.97%, 04/18/2023(k)	1,750	1,748
US LIBOR + 3.75%			US LIBOR + 2.75%
9.38%, 06/22/2026(k)	500	508	Life Time Fitness Inc
US LIBOR + 7.00%			5.06%, 06/10/2022(k)	2,075	2,074
HCA Inc			US LIBOR + 2.75%
3.83%, 03/17/2023(k)	3,143	3,156	Sabre GLBL Inc
US LIBOR + 1.75%			4.08%, 02/22/2024(k)	972	973
4.08%, 03/07/2025(k)	5,144	5,170	US LIBOR + 2.00%
US LIBOR + 2.00%					$7,342
Heartland Dental LLC			Lodging - 0.32%
5.83%, 04/18/2025(k)	108	107	Boyd Gaming Corp
US LIBOR + 3.75%			4.21%, 09/15/2023(k)	2,050	2,059
Jaguar Holding Co II			US LIBOR + 2.50%
4.58%, 08/18/2022(k)	4,495	4,490	Caesars Resort Collection LLC
US LIBOR + 2.50%			4.83%, 10/02/2024(k)	3,978	3,989
MPH Acquisition Holdings LLC			US LIBOR + 2.75%
5.08%, 05/25/2023(k)	740	739	CityCenter Holdings LLC
US LIBOR + 3.00%			4.33%, 04/18/2024(k)	3,042	3,041
New Millennium Holdco Inc			US LIBOR + 2.25%
8.58%, 12/21/2020(k)	1,093	592	Hilton Worldwide Finance LLC
US LIBOR + 6.50%			3.81%, 10/25/2023(k)	2,375	2,382
Quorum Health Corp			US LIBOR + 1.75%
8.83%, 04/29/2022(k)	394	398	Wyndham Hotels & Resorts Inc
US LIBOR + 6.75%			3.83%, 03/28/2025(k)	2,000	2,002
Select Medical Corp			US LIBOR + 1.75%
4.82%, 03/01/2021(k)	1,436	1,442			$13,473
US LIBOR + 2.75%			Machinery - Construction & Mining - 0.03%
Syneos Health Inc			North American Lifting Holdings Inc
4.08%, 08/01/2024(k)	2,313	2,312	6.83%, 11/26/2020(k)	1,512	1,461
US LIBOR + 2.00%			US LIBOR + 4.50%
		$28,419
Insurance - 0.16%			Machinery - Diversified - 0.28%
			Columbus McKinnon Corp/NY
Acrisure LLC			4.83%, 01/31/2024(k)	1,399	1,401
6.59%, 11/22/2023(k)	1,232	1,235	US LIBOR + 2.50%
US LIBOR + 4.25%			Gardner Denver Inc
Alliant Holdings Intermediate LLC			4.83%, 07/30/2024(k)	5,535	5,550
5.07%, 04/27/2025(k)	2,718	2,717	US LIBOR + 2.75%
US LIBOR + 3.00%			NN Inc
HUB International Ltd			5.33%, 03/26/2021(k)	2,177	2,168
5.33%, 04/18/2025(k)	2,573	2,570	US LIBOR + 3.25%
US LIBOR + 3.00%			5.83%, 10/19/2022(k)	1,384	1,380
		$6,522	US LIBOR + 3.75%
Internet - 0.09%			RBS Global Inc
Ancestry.com Operations Inc			4.06%, 08/21/2024(k)	1,229	1,233
5.33%, 10/19/2023(k)	1,849	1,849	US LIBOR + 2.25%
US LIBOR + 3.25%					$11,732

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Media - 1.54%			Office & Business Equipment - 0.03%
Altice Financing SA			Zebra Technologies Corp
4.81%, 07/15/2025(k)	$2,963	$2,866	4.06%, 10/27/2021(k)	$1,220	$1,226
US LIBOR + 2.75%			US LIBOR + 1.75%
Altice France SA/France			Oil & Gas - 0.38%
6.07%, 07/13/2026(k)	4,000	3,888	California Resources Corp
CBS Radio Inc			6.82%, 11/14/2022(k)	4,500	4,562
4.82%, 11/17/2024(k)	2,408	2,384	US LIBOR + 4.75%
US LIBOR + 2.75%			12.44%, 12/31/2021(k)	1,750	1,935
Charter Communications Operating LLC			US LIBOR + 10.37%
4.08%, 04/13/2025(k)	6,365	6,365	Drillship Kithira Owners Inc
US LIBOR + 2.00%			8.00%, 09/24/2020(k)	220	231
CSC Holdings LLC			Fieldwood Energy LLC
4.56%, 01/12/2026(k)	1,496	1,497	7.33%, 04/11/2022(k)	3,429	3,444
US LIBOR + 2.50%			US LIBOR + 5.25%
Cumulus Media New Holdings Inc			9.33%, 04/11/2023(k)	2,791	2,703
6.58%, 05/15/2022(k)	6,058	5,951	US LIBOR + 7.25%
US LIBOR + 4.50%			Seadrill Operating LP
Gray Television Inc			8.33%, 02/12/2021(k)	3,445	3,212
4.33%, 02/02/2024(k)	553	553	US LIBOR + 6.00%
US LIBOR + 2.50%					$16,087
Houghton Mifflin Harcourt Publishers Inc			Oil & Gas Services - 0.06%
5.08%, 05/11/2021(k)	2,630	2,435	McDermott Technology Americas Inc
US LIBOR + 3.00%			7.08%, 04/04/2025(k)	2,494	2,518
iHeartCommunications Inc			US LIBOR + 5.00%
0.00%, 01/22/2019(a),(k)	20,055	14,924	Packaging & Containers - 0.26%
US LIBOR + 6.75%			Berry Global Inc
0.00%, 07/30/2019(a),(k)	2,886	2,146	4.19%, 01/19/2024(k)	1,970	1,969
US LIBOR + 7.50%			US LIBOR + 2.00%
McGraw-Hill Global Education Holdings LLC			CROWN Americas LLC
6.08%, 05/02/2022(k)	3,329	3,173	4.08%, 01/17/2025(k)	1,583	1,587
US LIBOR + 4.00%			US LIBOR + 2.00%
Mediacom Illinois LLC			Reynolds Group Holdings Inc
3.71%, 02/15/2024(k)	484	482	4.83%, 02/05/2023(k)	6,916	6,936
US LIBOR + 1.75%			US LIBOR + 2.75%
Meredith Corp			SIG Combibloc PurchaseCo Sarl
5.08%, 01/17/2025(k)	3,768	3,776	4.83%, 02/03/2022(k)	224	224
US LIBOR + 3.00%			US LIBOR + 3.00%
Mission Broadcasting Inc					$10,716
4.58%, 01/17/2024(k)	390	391
US LIBOR + 2.50%			Pharmaceuticals - 0.35%
Nexstar Broadcasting Inc			Bausch Health Cos Inc
4.58%, 01/17/2024(k)	2,863	2,872	5.08%, 05/19/2025(k)	220	221
US LIBOR + 2.50%			US LIBOR + 3.00%
Nielsen Finance LLC			Change Healthcare Holdings LLC
4.07%, 10/04/2023(k)	2,464	2,449	4.83%, 03/01/2024(k)	7,772	7,774
US LIBOR + 2.00%			US LIBOR + 2.75%
Sinclair Television Group Inc			Grifols Worldwide Operations USA Inc
4.33%, 01/03/2024(k)	997	997	4.21%, 01/31/2025(k)	4,928	4,947
US LIBOR + 2.25%			US LIBOR + 2.25%
Tribune Media Co			PharMerica Corp
5.08%, 01/26/2024(k)	2,053	2,057	5.57%, 09/26/2024(k)	1,496	1,505
US LIBOR + 3.00%			US LIBOR + 3.50%
UPC Financing Partnership			Vizient Inc
4.56%, 01/15/2026(k)	2,801	2,792	4.83%, 02/13/2023(k)	223	222
US LIBOR + 2.50%			US LIBOR + 2.75%
Ziggo Secured Finance Partnership					$14,669
4.56%, 04/15/2025(k)	2,150	2,113	Pipelines - 0.07%
US LIBOR + 2.50%			BCP Renaissance Parent LLC
		$64,111	5.84%, 09/19/2024(k)	1,455	1,459
Mining - 0.02%			US LIBOR + 3.50%
Covia Holdings Corp			Traverse Midstream Partners LLC
6.05%, 04/09/2025(k)	760	750	6.34%, 09/21/2024(k)	1,344	1,349
US LIBOR + 3.75%			US LIBOR + 4.00%
Miscellaneous Manufacturers - 0.08%					$2,808
Gates Global LLC			Real Estate - 0.03%
5.08%, 04/01/2024(k)	3,413	3,428	Realogy Group LLC
US LIBOR + 2.75%			4.32%, 01/26/2025(k)	1,484	1,487
			US LIBOR + 2.25%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
REITs - 0.25%			Software (continued)
GGP Inc			Ceridian HCM Holding Inc
0.00%, 05/07/2025(k),(l)	$4,750	$4,717	5.33%, 04/04/2025(k)	$1,301	$1,301
Uniti Group LP			US LIBOR + 3.25%
5.08%, 10/24/2022(k)	5,800	5,545	Compuware Corp
US LIBOR + 3.00%			5.57%, 08/08/2025(k)	699	702
		$10,262	US LIBOR + 3.50%
Retail - 0.87%			DTI Holdco Inc
1011778 BC ULC			6.94%, 10/02/2023(k)	1,172	1,168
4.33%, 02/16/2024(k)	8,165	8,160	US LIBOR + 4.75%
US LIBOR + 2.25%			Dynatrace Intermediate LLC
Academy Ltd			5.32%, 08/08/2025(k)	1,105	1,109
6.08%, 07/01/2022(k)	1,902	1,562	US LIBOR + 3.25%
US LIBOR + 4.00%			9.07%, 08/08/2026(k)	123	123
Belk Inc			US LIBOR + 7.00%
6.81%, 12/12/2022(k)	1,179	1,030	EagleView Technology Corp
US LIBOR + 4.75%			5.57%, 07/31/2025(k)	1,500	1,497
BJ's Wholesale Club Inc			US LIBOR + 3.50%
5.07%, 02/03/2024(k)	1,268	1,270	Evergreen Skills Lux Sarl
US LIBOR + 3.00%			6.83%, 04/23/2021(k)	5,555	5,371
EG America LLC			US LIBOR + 4.75%
6.33%, 02/07/2025(k)	1,247	1,246	10.33%, 04/28/2022(k)	804	717
US LIBOR + 4.00%			US LIBOR + 8.25%
Hudson's Bay Co			First Data Corp
5.31%, 09/30/2022(k)	1,352	1,295	4.07%, 07/08/2022(k)	2,008	2,007
US LIBOR + 3.25%			US LIBOR + 2.00%
IRB Holding Corp			Greeneden US Holdings II LLC
5.32%, 01/17/2025(k)	249	250	5.58%, 12/01/2023(k)	3,632	3,638
US LIBOR + 3.25%			US LIBOR + 3.50%
Neiman Marcus Group Ltd LLC			Infor US Inc
5.33%, 10/25/2020(k)	3,037	2,815	4.83%, 02/01/2022(k)	3,920	3,922
US LIBOR + 3.25%			US LIBOR + 2.75%
Petco Animal Supplies Inc			Ivanti Software Inc
5.59%, 01/26/2023(k)	5,447	3,973	6.33%, 01/20/2024(k)	1,972	1,976
US LIBOR + 3.25%			US LIBOR + 4.25%
PetSmart Inc			Kronos Inc/MA
5.09%, 03/11/2022(k)	4,584	3,942	5.34%, 11/01/2023(k)	1,528	1,531
US LIBOR + 3.00%			US LIBOR + 3.00%
Serta Simmons Bedding LLC			MA FinanceCo LLC
5.58%, 10/20/2023(k)	2,200	1,883	4.58%, 04/19/2024(k)	734	732
US LIBOR + 3.50%			US LIBOR + 2.50%
SRS Distribution Inc			Rackspace Hosting Inc
5.44%, 05/19/2025(k)	1,500	1,465	5.35%, 11/03/2023(k)	2,286	2,270
US LIBOR + 3.25%			US LIBOR + 3.00%
Toys R Us - Delaware Inc			RP Crown Parent LLC
4.07%, 04/26/2024(k)	7,224	7,242	4.83%, 10/12/2023(k)	2,456	2,460
US LIBOR + 6.75%			US LIBOR + 2.75%
		$36,133	Seattle SpinCo Inc
Semiconductors - 0.09%			4.58%, 04/19/2024(k)	4,956	4,943
Bright Bidco BV			US LIBOR + 2.50%
5.75%, 06/30/2024(k)	1,454	1,440	Sophia LP
US LIBOR + 3.50%			5.58%, 09/30/2022(k)	3,863	3,872
Microchip Technology Inc			US LIBOR + 3.25%
4.08%, 05/23/2025(k)	1,000	998	SS&C European Holdings Sarl
US LIBOR + 2.00%			4.33%, 02/28/2025(k)	1,240	1,240
ON Semiconductor Corp			US LIBOR + 2.25%
3.83%, 03/31/2023(k)	1,285	1,287	SS&C Technologies Inc
US LIBOR + 1.75%			0.00%, 04/16/2025(k),(l)	2,500	2,501
		$3,725	US LIBOR + 2.25%
Software - 1.53%			4.33%, 02/28/2025(k)	3,187	3,189
Almonde Inc			US LIBOR + 2.25%
9.33%, 04/28/2025(k)	200	196	TIBCO Software Inc
US LIBOR + 7.25%			5.58%, 12/04/2020(k)	5,439	5,451
Blackboard Inc			US LIBOR + 3.50%
7.33%, 06/30/2021(k)	2,042	1,949	Veritas US Inc
US LIBOR + 5.00%			6.64%, 01/27/2023(k)	4,005	3,789
Cengage Learning Inc			US LIBOR + 4.50%
6.33%, 06/07/2023(k)	6,832	6,323			$63,977
US LIBOR + 4.25%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Telecommunications - 0.93%			U.S. Treasury (continued)
Avaya Inc			2.12%, 04/30/2020(h)	$47,000	$47,006
6.31%, 12/15/2024(k)	$5,572	$5,606	3 Month Treasury Bill Index + 0.07%
US LIBOR + 4.25%			2.13%, 07/31/2020(h)	18,000	17,998
CenturyLink Inc			3 Month Treasury Bill Index + 0.09%
4.83%, 06/20/2022(k)	1,463	1,460	2.14%, 10/31/2019(h)	28,400	28,419
US LIBOR + 2.75%			3 Month Treasury Bill Index + 0.10%
4.83%, 01/31/2025(k)	4,871	4,812	2.15%, 07/31/2019(h),(n)	35,000	35,030
US LIBOR + 2.75%			3 Month Treasury Bill Index + 0.06%
CommScope Inc			2.16%, 04/30/2019(h)	1,000	1,001
4.08%, 12/29/2022(k)	241	242	3 Month Treasury Bill Index + 0.07%
US LIBOR + 2.00%					$166,325
Frontier Communications Corp			U.S. Treasury Bill - 5.12%
5.83%, 05/31/2024(k)	2,572	2,482	1.88%, 09/06/2018(o)	12,000	11,999
US LIBOR + 3.75%			1.89%, 09/13/2018(o)	38,000	37,982
Intelsat Jackson Holdings SA			1.94%, 10/18/2018(o)	20,000	19,951
5.81%, 11/30/2023(k)	8,176	8,212	2.04%, 11/15/2018(o)	38,200	38,044
US LIBOR + 3.75%			2.06%, 12/06/2018(o)	34,200	34,016
6.56%, 01/15/2024(k)	1,578	1,654	2.10%, 01/10/2019(o)	35,700	35,428
US LIBOR + 4.50%			2.17%, 02/07/2019(o)	36,400	36,055
6.63%, 01/15/2024(k)	2,425	2,538			$213,475
Maxar Technologies Ltd			U.S. Treasury Inflation-Indexed Obligations - 13.09%
4.83%, 10/05/2024(k)	2,177	2,125	0.13%, 04/15/2021	24,661	24,204
US LIBOR + 2.75%			0.13%, 01/15/2022	25,276	24,751
Plantronics Inc			0.13%, 04/15/2022	31,857	31,093
4.58%, 06/02/2025(k)	2,261	2,254	0.13%, 07/15/2022	24,889	24,405
US LIBOR + 2.50%			0.13%, 01/15/2023	23,127	22,528
Sprint Communications Inc			0.13%, 07/15/2024(m)	26,766	25,938
4.62%, 01/31/2024(k)	5,137	5,137	0.13%, 07/15/2026	18,572	17,731
US LIBOR + 2.50%			0.25%, 01/15/2025	22,774	22,077
West Corp			0.38%, 07/15/2023	25,457	25,132
5.58%, 10/10/2024(k)	342	338	0.38%, 07/15/2025(m)	30,001	29,361
US LIBOR + 3.50%			0.38%, 01/15/2027	17,578	17,010
6.08%, 10/10/2024(k)	1,069	1,064	0.38%, 07/15/2027	22,513	21,812
US LIBOR + 4.00%			0.50%, 01/15/2028	23,410	22,783
Windstream Services LLC			0.63%, 07/15/2021	24,280	24,286
6.06%, 03/29/2021(k)	864	803	0.63%, 04/15/2023	8,288	8,241
US LIBOR + 4.00%			0.63%, 01/15/2024	23,636	23,506
		$38,727	0.63%, 01/15/2026	17,486	17,320
Transportation - 0.14%			0.63%, 02/15/2043	4,209	3,956
Ceva Logistics Finance BV			0.75%, 07/15/2028	17,738	17,710
6.10%, 07/25/2025(k)	1,000	999	0.75%, 02/15/2042	15,397	14,921
US LIBOR + 3.75%			0.75%, 02/15/2045	13,448	12,961
Commercial Barge Line Co			0.88%, 02/15/2047	4,426	4,397
10.83%, 11/12/2020(k)	888	712	1.00%, 02/15/2046	6,924	7,089
US LIBOR + 8.75%			1.00%, 02/15/2048	11,261	11,550
HGIM Corp			1.13%, 01/15/2021	3,370	3,399
8.51%, 07/02/2023(k)	1,282	1,286	1.38%, 02/15/2044	9,390	10,401
US LIBOR + 6.00%			1.75%, 01/15/2028	6,266	6,801
Savage Enterprises LLC			2.00%, 01/15/2026	7,676	8,356
6.58%, 07/02/2025(k)	1,750	1,763	2.13%, 02/15/2040	5,341	6,637
US LIBOR + 4.50%			2.13%, 02/15/2041	4,817	6,033
XPO Logistics Inc			2.38%, 01/15/2025	7,504	8,263
4.06%, 02/14/2025(k)	1,144	1,146	2.38%, 01/15/2027	6,737	7,608
US LIBOR + 2.00%			2.50%, 01/15/2029	7,773	9,067
		$5,906	3.38%, 04/15/2032	5,851	7,741
Trucking & Leasing - 0.14%			3.63%, 04/15/2028	6,472	8,145
Avolon TLB Borrower 1 US LLC			3.88%, 04/15/2029	6,850	8,953
4.08%, 01/15/2025(k)	5,788	5,781			$546,166
US LIBOR + 2.00%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
TOTAL SENIOR FLOATING RATE INTERESTS		$563,709	OBLIGATIONS		$925,966
U.S. GOVERNMENT & GOVERNMENT	Principal		TOTAL PURCHASED OPTIONS - 0.00%		$45
AGENCY OBLIGATIONS - 22.19%	Amount (000's) Value (000's)		TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$6
U.S. Treasury - 3.98%			TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.03% $		1,403
0.88%, 09/15/2019(h)	$5,000	$4,918	Total Investments	$4,157,146
1.38%, 02/28/2019(h)	10,000	9,956	Other Assets and Liabilities - 0.36%		$15,126
2.09%, 01/31/2020(h),(m)	22,000	21,997	TOTAL NET ASSETS - 100.00%	$4,172,272
3 Month Treasury Bill Index + 0.00%

See accompanying notes.

Consolidated Schedule of Investments

Diversified Real Asset Fund August 31, 2018

(a)	Non-income producing security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $25,899 or 0.62% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $54,872 or 1.32% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	The value of these investments was determined using significant unobservable inputs.
(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g)	Current yield shown is as of period end.
(h)	All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)	Rate information disclosed is based on an average weighted rate as of period end.
(l)	This Senior Floating Rate Note will settle after August 31, 2018, at which time the interest rate will be determined.
(m)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $6,098 or 0.15% of net assets.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $31,026 or 0.74% of net assets.
(o)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)

Sector	Percent
Government	30.23%
Energy	15.77%
Financial	12.05%
Basic Materials	10.34%
Utilities	8.38%
Consumer, Non-cyclical	5.97%
Industrial	5.67%
Consumer, Cyclical	3.33%
Communications	2.96%
Technology	2.54%
Investment Companies	2.30%
Diversified	0.07%
Purchased Interest Rate Swaptions	0.03%
Purchased Options	0.00%
Purchased Capped Options	0.00%
Other Assets and Liabilities	0.36%
TOTAL NET ASSETS	100.00%

Affiliated Securities		August 31, 2017			Purchases		Sales			August 31, 2018
		Value			Cost		Proceeds			Value
Principal Government Money Market Fund 1.84%$		— $				2,275,081		$2,198,607	$			76,474
	$	— $				2,275,081		$2,198,607	$			76,474

				Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income			on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 1.84%$		1,009	$	— $				— $				—
		$1,009	$	— $				— $				—
Amounts in thousands

Restricted Securities

Security Name				Acquisition Date				Cost		Value	Percent of Net Assets
Cengage Learning Holdings II Inc				3/31/2014		$		376		$106		0.00%
Fieldwood - Pre IPO Rights				04/5/18-04/11/18				425		780		0.02%
Gymboree Corp/The				8/18/2017				223		214		0.01%
Millennium Health LLC				3/15/2016				—		41		0.00%
Millennium Health LLC				3/15/2016				—		36		0.00%
Millennium Health LLC				12/21/2015				206		—		0.00%
Southcross Holdings Borrower LP				4/29/2016				6		8		0.00%
Southcross Holdings Borrower LP		04/29/2016-08/31/2018						36		31		0.00%
Total										$1,216		0.03%
Amounts in thousands.

Options

								Upfront			Unrealized
		Contracts/						Payments/			Appreciation/
Purchased Options Outstanding	Counterparty	Shares		Notional Amount		Exercise Price	Expiration Date			(Receipts)	Fair Value	(Depreciation)
Call - USD versus JPY	JPMorgan Chase	1		$541		$115.95	09/27/2018			$70	$9	$(61)
Put - EUR versus SEK	JPMorgan Chase	1 EUR		512	EUR	10.00	11/02/2018			68	15	(53)
Call - 90 Day Eurodollar Future;	N/A	145		$363		$97.75	06/18/2019			11	10	(1)
June 2019
Call - 90 Day Eurodollar Future;	N/A	48		$120		$97.38	03/19/2019			13	8	(5)
March 2019
Put - US 10 Year Note Future;	N/A	22		$22		$119.50	09/24/2018			7	3	(4)
December 2018

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

Options (continued)

Upfront	Unrealized
Contracts/	Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date	(Receipts)	Fair Value	(Depreciation)
Put - US 10 Year Note Future;	N/A	7	$7	$119.00	09/24/2018	$4	$	— $	(4)
December 2018
Total	$173	$45	$(128)
Upfront	Unrealized
Contracts/	Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date	(Receipts)	Fair Value	(Depreciation)
Call - AUD versus USD	Barclays Bank PLC	1 AUD	9,045	AUD	0.74	09/21/2018	$(37	)$	(5	)$	32
Call - AUD versus USD	Barclays Bank PLC	1 AUD	10,049	AUD	0.75	09/06/2018	(48)	—	48
Call - EUR versus NZD	Barclays Bank PLC	1 EUR	9,420	EUR	1.75	09/07/2018	(89)	(60)	29
Call - EUR versus USD	JPMorgan Chase	1 EUR	10,191	EUR	1.20	11/28/2018	(165)	(50)	115
Call - GBP versus JPY	JPMorgan Chase	1 GBP	3,870	GBP	143.60	09/21/2018	(25)	(46)	(21)
Call - USD versus CAD	JPMorgan Chase	1	$7,364	$1.34	09/06/2018	(33)	(1)	32
Call - USD versus CAD	JPMorgan Chase	1	$4,245	$1.32	10/04/2018	(20)	(22)	(2)
Call - USD versus NOK	JPMorgan Chase	1	$8,240	$8.50	09/20/2018	(52)	(33)	19
Put - AUD versus JPY	Barclays Bank PLC	1 AUD	11,626	AUD	81.00	09/07/2018	(66)	(142)	(76)
Put - GBP versus CHF	Barclays Bank PLC	1 GBP	2,775	GBP	1.31	09/05/2018	(21)	(140)	(119)
Put - USD versus KRW	Barclays Bank PLC	1	$3,700	$1,101.00	09/06/2018	(20)	(1)	19
Put - USD versus KRW	JPMorgan Chase	1	$10,600	$1,100.00	10/15/2018	(49)	(49)	—
Call - 90 Day Eurodollar Future;	N/A	145	$363	$97.88	06/18/2019	(7)	(7)	—
June 2019
Call - Eurodollar, Mid-Curve 2 Yr	N/A	32	$80	$97.25	03/18/2019	(12)	(11)	1
Future; March 2021
Put - 90 Day Eurodollar Future;	N/A	28	$70	$96.88	12/17/2018	(6)	(4)	2
December 2019
Total	$(650	)$	(571	)$	79
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

Pay/ Receive	Upfront	Unrealized
Purchased Swaptions	Floating	Notional	Exercise	Expiration	Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount	Rate	Date	(Receipts)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month LIBOR	Pay	$29,160	2.95% 01/13/2020	$77	$76	$(1)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month LIBOR	Pay	14,250	2.95% 01/31/2020	32	39	7
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month LIBOR	Pay	29,160	2.95% 01/22/2020	76	78	2
Swap
Call - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive	1,141	3.06% 09/01/2021	45	48	3
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Pay	410	2.99% 04/28/2038	19	22	3
Swap
Call - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Pay	JPY	47,100	0.78% 04/19/2021	15	10	(5)
Swap
Call - 30 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay	$235	3.12% 04/27/2023	24	28	4
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	6 Month JPY LIBOR	Receive	JPY 1,517,095	1.10% 06/30/2022	206	140	(66)
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive	$13,810	2.95% 08/23/2022	631	649	18
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive	1,141	3.06% 09/01/2021	45	42	(3)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Receive	410	2.99% 04/28/2038	19	20	1
Swap
Put - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	47,100	0.78% 04/19/2021	15	19	4
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month LIBOR	Receive	$1,650	3.80% 06/08/2021	64	45	(19)
Swap
Put - 30 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive	3,265	3.54% 06/18/2019	62	29	(33)
Swap
Put - 30 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive	235	3.12% 04/27/2023	24	21	(3)
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Receive	10,270	3.20% 08/22/2019	74	68	(6)
Swap

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

Interest Rate Swaptions (continued)

		Pay/ Receive						Upfront		Unrealized
Purchased Swaptions			Floating		Notional	Exercise Expiration		Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Receipts)	Fair Value	(Depreciation)
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Receive		$10,150	3.20% 08/20/2019 $		74	$69	$(5)
Swap
Total								$1,502	$ 1,403	$(99)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Receipts)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month LIBOR	Receive		$43,740	2.45% 01/13/2020		$(54)$	(49)	$5
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month LIBOR	Receive		21,375	2.45% 01/31/2020		(21)	(26)	(5)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month LIBOR	Receive		43,740	2.45% 01/21/2020		(51)	(50)	1
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month LIBOR	Receive		720	2.80% 10/12/2018		(3)	(1)	2
Swap
Call - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		1,450	2.82% 10/10/2018		(7)	(3)	4
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		71,800	2.40% 02/25/2020		(219)	(199)	20
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		8,810	3.00% 08/29/2019		(43)	(46)	(3)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		7,480	2.89% 04/15/2020		(54)	(47)	7
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		7,470	2.88% 04/15/2020		(54)	(46)	8
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		7,400	2.94% 04/20/2020		(51)	(49)	2
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		4,030	2.90% 06/01/2020		(30)	(27)	3
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Receive		12,380	2.45% 05/31/2019		(23)	(15)	8
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Receive		10,150	2.70% 08/20/2019		(75)	(78)	(3)
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Receive		10,270	2.70% 08/22/2019		(79)	(80)	(1)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month LIBOR	Pay		720	3.10% 10/12/2018		(4)	(1)	3
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month LIBOR	Pay		3,490	3.87% 06/08/2021		(68)	(48)	20
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		9,695	3.15% 05/09/2019		(202)	(106)	96
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	6 Month EURIBOR	Pay	EUR	8,390	1.65% 02/22/2019		(96)	(4)	92
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		$4,280	2.90% 04/17/2019		(112)	(82)	30
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		4,119	3.15% 07/12/2019		(71)	(55)	16
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		1,450	3.12% 10/10/2018		(8)	(2)	6
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month LIBOR	Receive		8,350	3.50% 08/25/2020		(28)	(28)	—
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		3,580	3.50% 06/16/2020		(13)	(10)	3
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		5,640	3.45% 06/09/2020		(24)	(18)	6
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		5,660	3.35% 06/01/2020		(21)	(21)	—
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		7,400	2.94% 04/20/2020		(51)	(49)	2
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		4,100	3.15% 05/06/2020		(23)	(20)	3
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		4,030	2.90% 06/01/2020		(30)	(30)	—
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		7,480	2.89% 04/15/2020		(54)	(53)	1
Swap

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

Interest Rate Swaptions (continued)

		Pay/Receive						Upfront		Unrealized
Written Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Receipts)	Fair Value	(Depreciation)
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		$7,470	2.88% 04/15/2020 $		(54)$	(54)	$—
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		71,800	3.40% 02/25/2020		(273)	(201)	72
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Receive		8,810	3.00% 08/29/2019		(43)	(39)	4
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month LIBOR	Pay		7,350	3.15% 03/22/2019		(17)	(12)	5
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month LIBOR	Pay		12,380	3.25% 05/31/2019		(23)	(21)	2
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month EURIBOR	Pay	EUR	1,885	0.60% 06/26/2019		(14)	(10)	4
Swap
Total								$(1,993)	$(1,580)	$413
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts			Notional Amount		Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; March 2020		Short			28	$6,793	$			(6)
Australia 10 Year Bond; September 2018		Short			74	6,947				(13)
Brent Crude; January 2019(a)		Long			140	10,798				(39)
Brent Crude; November 2018(a)		Long			162	12,578				566
Cocoa; December 2018(a)		Long		1,009		23,570				677
Coffee 'C'; December 2018(a)		Short			205	7,826				576
Copper; December 2018(a)		Short			114	7,612				355
Corn; December 2018(a)		Long		2,034		37,121				(799)
Cotton No.2; December 2018(a)		Short			387	15,910				(108)
Euro Bund 10 Year Bund; September 2018		Short			19	3,601				(25)
Euro-Oat; September 2018		Short			33	5,922				(27)
Feeder Cattle; October 2018(a)		Long			209	15,584				83
Gasoline RBOB; November 2018(a)		Short			219	18,193				(476)
Gold 100 oz; December 2018(a)		Long			50	6,034				(85)
Japan 10 Year Bond TSE; September 2018		Short			15	20,302				27
KC HRW Wheat; December 2018(a)		Long			621	17,178				(752)
Lean Hogs; October 2018(a)		Short			434	8,754				(18)
Live Cattle; December 2018(a)		Short			86	3,886				(16)
Live Cattle; October 2018(a)		Short			66	2,872				(16)
LME Lead; January 2019(a)		Short			1	52				—
LME Lead; November 2018(a)		Short			132	6,856				273
LME Lead; September 2018(a)		Short			—	—				(433)
LME Nickel; December 2018(a)		Long			88	6,770				(26)
LME Nickel; September 2018(a)		Short			—	—				103
LME PRI Alum; December 2018(a)		Long			196	10,442				248
LME PRI Alum; September 2018(a)		Short			—	—				462
LME Zinc; December 2018(a)		Short			134	8,221				(1,480)
LME Zinc; September 2018(a)		Short			—	—				265
Low Sulphur Gasoline; November 2018(a)		Long			353	24,348				1,647
Natural Gas; November 2018(a)		Long			22	647				—
NY Harb ULSD; November 2018(a)		Long			351	33,111				1,638
Palladium; December 2018(a)		Long			195	18,913				619
Platinum; October 2018(a)		Long			576	22,668				(1,190)
Short Term Euro-BTP; September 2018		Short			21	2,664				10
Silver; December 2018(a)		Short			138	10,044				424
Soybean Meal; December 2018(a)		Long			752	23,101				(1,966)
Soybean Oil; December 2018(a)		Long			371	6,404				21
Soybean; November 2018(a)		Short			121	5,103				(62)
Sugar #11; October 2018(a)		Short		1,288		15,291				814
UK 10 Year Gilt; December 2018		Short			62	9,833				(23)
US 10 Year Note; December 2018		Long			135	16,236				31
US 10 Year Ultra Note; December 2018		Short			68	8,707				18
US 2 Year Note; December 2018		Long			68	14,372				6
US 5 Year Note; December 2018		Long			74	8,391				10
US Ultra Bond; December 2018		Long			23	3,664				(20)
Wheat; December 2018(a)		Short			398	10,855				(205)

See accompanying notes.			97

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount			Value and Unrealized Appreciation/(Depreciation)
WTI Crude; November 2018(a)		Long	550		$38,154			$2,173
Total					$			3,261

Amounts in thousands except contracts.

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver		Asset	Liability
Australia and New Zealand Banking Group	09/06/2018	JPY	868,100		$7,835	$	— $	(21)
Australia and New Zealand Banking Group	10/04/2018		$7,850	JPY	868,100		20	—
Bank of America NA	09/06/2018		$1,989	NZD	2,999		5	—
Bank of America NA	09/06/2018		$3,274	NZD	4,977		—	(19)
Bank of America NA	09/06/2018	NZD	19,777		$13,122		—	(38)
Bank of America NA	10/04/2018		$13,122	NZD	19,777		42	—
Barclays Bank PLC	09/06/2018	EUR	2,852		$3,319		—	(8)
Barclays Bank PLC	09/06/2018		$12,676	JPY	1,410,531		—	(20)
Barclays Bank PLC	09/06/2018		$731	NZD	1,096		6	—
Barclays Bank PLC	10/04/2018		$3,326	EUR	2,852		9	—
Barclays Bank PLC	10/11/2018	AUD	5,652		$4,090		—	(28)
Barclays Bank PLC	10/11/2018		$3,137	AUD	4,234		94	—
Barclays Bank PLC	10/11/2018	CAD	4,340		$3,305		24	—
Barclays Bank PLC	10/11/2018	CAD	4,086		$3,142		—	(8)
Barclays Bank PLC	10/11/2018	EUR	4,177		$4,910		—	(49)
Barclays Bank PLC	10/11/2018		$8,052	EUR	7,006		—	(101)
Barclays Bank PLC	10/11/2018		$8,964	EUR	7,688		17	—
Barclays Bank PLC	10/11/2018	JPY	2,208,331		$20,049		—	(119)
Barclays Bank PLC	10/11/2018		$11,231	JPY	1,250,314		—	(53)
Barclays Bank PLC	10/11/2018	JPY	670,561		$6,046		6	—
Barclays Bank PLC	10/11/2018		$15,277	JPY	1,691,924		8	—
Barclays Bank PLC	10/11/2018		$1,257	MXN	23,652		26	—
Barclays Bank PLC	10/11/2018		$8,506	NZD	12,717		95	—
Barclays Bank PLC	10/11/2018		$3,626	NZD	5,495		—	(8)
Barclays Bank PLC	10/11/2018		$8,400	NOK	69,914		47	—
Barclays Bank PLC	10/11/2018		$7,980	CHF	7,823		—	(119)
Barclays Bank PLC	10/11/2018	CHF	14,044		$14,294		245	—
BNP Paribas	09/06/2018		$2,889	JPY	320,204		7	—
Deutsche Bank AG	10/11/2018		$4,207	AUD	5,791		45	—
Deutsche Bank AG	10/11/2018		$12,102	GBP	9,271		67	—
Deutsche Bank AG	10/11/2018	GBP	1,847		$2,461		—	(63)
Deutsche Bank AG	10/11/2018	GBP	3,277		$4,207		47	—
Deutsche Bank AG	10/11/2018		$2,116	CAD	2,759		—	—
Deutsche Bank AG	10/11/2018		$4,608	CAD	6,029		—	(16)
Deutsche Bank AG	10/11/2018	CAD	3,189		$2,457		—	(11)
Deutsche Bank AG	10/11/2018		$10,937	EUR	9,402		—	(5)
Deutsche Bank AG	10/11/2018	EUR	2,874		$3,283		62	—
Deutsche Bank AG	10/11/2018	EUR	12,189		$14,305		—	(120)
Deutsche Bank AG	10/11/2018	JPY	351,990		$3,179		—	(2)
Deutsche Bank AG	10/11/2018		$5,000	JPY	552,325		15	—
Deutsche Bank AG	10/11/2018		$2,459	JPY	274,814		—	(21)
Deutsche Bank AG	10/11/2018	JPY	509,838		$4,597		4	—
Deutsche Bank AG	10/11/2018	CHF	2,442		$2,460		68	—
Deutsche Bank AG	10/11/2018		$2,481	CHF	2,445		—	(50)
Deutsche Bank AG	10/11/2018		$1,263	TRY	7,929		80	—
JP Morgan Chase	09/06/2018	GBP	834		$1,083		—	(2)
JP Morgan Chase	10/04/2018		$1,084	GBP	834		2	—
JP Morgan Chase	10/11/2018		$10,830	AUD	14,690		273	—
JP Morgan Chase	10/11/2018	AUD	30,597		$22,584		—	(594)
JP Morgan Chase	10/11/2018		$2,844	BRL	11,176		110	—
JP Morgan Chase	10/11/2018	BRL	4,729		$1,218		—	(61)
JP Morgan Chase	10/11/2018	GBP	11,768		$15,211		66	—
JP Morgan Chase	10/11/2018		$9,589	GBP	7,299		114	—
JP Morgan Chase	10/11/2018		$4,773	GBP	3,743		—	(86)
JP Morgan Chase	10/11/2018	GBP	935		$1,229		—	(14)
JP Morgan Chase	10/11/2018	CAD	14,538		$11,096		54	—
JP Morgan Chase	10/11/2018		$16,027	CAD	20,987		—	(69)
JP Morgan Chase	10/11/2018	CAD	3,784		$2,904		—	(2)
JP Morgan Chase	10/11/2018		$5,534	CAD	7,202		10	—

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Currency to Accept				Currency to Deliver			Asset	Liability
JP Morgan Chase		10/11/2018			$1,180	CLP		774,556		$41		$—
JP Morgan Chase		10/11/2018	COP		3,607,200			$1,200		—		(18)
JP Morgan Chase		10/11/2018			$2,890	COP	8,541,160			90		—
JP Morgan Chase		10/11/2018	CZK		27,251			$1,239		—		(10)
JP Morgan Chase		10/11/2018			$1,244	CZK		27,320		12		—
JP Morgan Chase		10/11/2018	EUR		37,950			$44,558		—		(394)
JP Morgan Chase		10/11/2018			$42,200	EUR		36,759		—		(578)
JP Morgan Chase		10/11/2018	EUR		22,237			$25,433		445		—
JP Morgan Chase		10/11/2018			$63,284	EUR		54,084		343		—
JP Morgan Chase		10/11/2018	HKD		48,992			$6,249		—		(3)
JP Morgan Chase		10/11/2018			$6,254	HKD		48,995		7		—
JP Morgan Chase		10/11/2018			$5,508	INR		382,755		130		—
JP Morgan Chase		10/11/2018	INR		677,970			$9,705		—		(179)
JP Morgan Chase		10/11/2018			$1,213	IDR	17,693,703			40		—
JP Morgan Chase		10/11/2018			$24,513	JPY	2,730,108			—		(126)
JP Morgan Chase		10/11/2018	JPY		2,106,619			$18,932		80		—
JP Morgan Chase		10/11/2018	JPY		5,427,976			$49,377		—		(390)
JP Morgan Chase		10/11/2018			$27,877	JPY	3,073,118			142		—
JP Morgan Chase		10/11/2018			$2,514	MXN		47,732		29		—
JP Morgan Chase		10/11/2018			$1,677	MXN		32,266		—		(3)
JP Morgan Chase		10/11/2018	MXN		175,228			$9,202		—		(80)
JP Morgan Chase		10/11/2018			$1,184	TWD		35,892		11		—
JP Morgan Chase		10/11/2018	NZD		18,348			$12,523		—		(388)
JP Morgan Chase		10/11/2018			$9,088	NZD		13,563		118		—
JP Morgan Chase		10/11/2018			$7,856	NZD		11,961		—		(55)
JP Morgan Chase		10/11/2018	NOK		34,680			$4,120		23		—
JP Morgan Chase		10/11/2018	NOK		80,142			$9,912		—		(337)
JP Morgan Chase		10/11/2018			$2,392	NOK		19,192		99		—
JP Morgan Chase		10/11/2018			$7,477	NOK		63,166		—		(70)
JP Morgan Chase		10/11/2018			$2,120	RUB		143,751		—		(4)
JP Morgan Chase		10/11/2018			$1,190	SGD		1,613		13		—
JP Morgan Chase		10/11/2018			$3,406	ZAR		47,446		191		—
JP Morgan Chase		10/11/2018	KRW		1,324,931			$1,170		19		—
JP Morgan Chase		10/11/2018			$2,386	KRW	2,654,912			4		—
JP Morgan Chase		10/11/2018	SEK		135,779			$15,050		—		(154)
JP Morgan Chase		10/11/2018			$34,021	CHF		33,293		—		(446)
JP Morgan Chase		10/11/2018	CHF		14,436			$14,664		281		—
JP Morgan Chase		10/11/2018			$2,120	CHF		2,044		4		—
Morgan Stanley & Co		09/06/2018			$40	NZD		60		—		—
National Australia Bank		09/06/2018			$782	NZD		1,189		—		(5)
Nomura Securities		09/06/2018			$30	JPY		3,388		—		—
Northern Trust		09/06/2018			$32	JPY		3,540		—		—
Royal Bank of Scotland		09/06/2018	JPY		868,100			$7,792		22		—
Royal Bank of Scotland		10/04/2018			$7,807	JPY		868,100		—		(23)
Standard Chartered Bank, Hong Kong		09/06/2018	GBP		228			$292		4		—
Toronton Dominion Bank		09/06/2018			$1,653	GBP		1,258		22		—
UBS AG		09/06/2018			$3,451	EUR		2,939		39		—
Westpac Banking Corporation		09/06/2018			$6,487	NZD		9,513		192		—
Total										$4,069		$(4,970)
Amounts in thousands.

Interest Rate Swaps

		(Pay)/						Unrealized		Upfront
		Receive	Fixed Rate	Payment				Appreciation/		Payments/	Fair Value
Counterparty	Floating Rate Index	Floating Rate		Frequency	Maturity Date		Notional Amount	(Depreciation)		(Receipts)	Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	1.59%	Annual	09/13/2018		$ 12,807 $	584	$	— $	584	$—
	Consumers
	NAS(CPURNSA)
Total								$584	$	— $	584	$—
Amounts in thousands.

See accompanying notes.

		Consolidated Schedule of Investments
		Diversified Real Asset Fund
		August 31, 2018

		Exchange Cleared Interest Rate Swaps
	(Pay)/				Unrealized	Upfront
	Receive	Payment		Appreciation/		Payments/
Floating Rate Index	Floating Rate	Fixed Rate Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month LIBOR	Receive	3.12% Quarterly	08/05/2021	$835	$(2)$	— $	(2)
3 Month LIBOR	Receive	3.13% Quarterly	08/05/2021	2,130	(6)	—	(6)
3 Month LIBOR	Pay	3.11% Semiannual	08/06/2021	830	2	—	2
3 Month LIBOR	Receive	3.07% Quarterly	08/01/2028	360	(4)	—	(4)
3 Month LIBOR	Receive	2.99% Quarterly	08/02/2023	4,380	(20)	—	(20)
3 Month LIBOR	Receive	3.12% Quarterly	08/05/2021	835	(2)	—	(2)
3 Month LIBOR	Pay	3.07% Semiannual	08/06/2021	830	2	—	2
3 Month LIBOR	Pay	3.02% Semiannual	08/13/2028	190	1	—	1
3 Month LIBOR	Pay	3.01% Semiannual	08/13/2021	1,670	1	—	1
3 Month LIBOR	Pay	3.01% Semiannual	08/13/2021	830	—	1	1
3 Month LIBOR	Pay	3.03% Semiannual	08/08/2028	370	3	—	3
3 Month LIBOR	Pay	3.02% Semiannual	08/13/2028	190	1	—	1
3 Month LIBOR	Pay	3.03% Semiannual	08/13/2028	190	1	—	1
3 Month LIBOR	Receive	2.96% Quarterly	07/18/2028	369	—	—	—
3 Month LIBOR	Receive	2.92% Quarterly	07/19/2024	8,990	1	—	1
3 Month LIBOR	Pay	2.96% Semiannual	07/19/2022	4,270	2	—	2
3 Month LIBOR	Pay	2.93% Semiannual	07/17/2028	370	(1)	—	(1)
3 Month LIBOR	Receive	2.94% Quarterly	07/18/2028	370	—	—	—
3 Month LIBOR	Pay	3.00% Semiannual	07/18/2021	1,670	1	—	1
3 Month LIBOR	Pay	2.98% Semiannual	07/19/2026	4,740	(2)	—	(2)
3 Month LIBOR	Receive	3.09% Quarterly	07/28/2022	3,520	(10)	—	(10)
3 Month LIBOR	Receive	3.10% Quarterly	07/30/2021	1,500	(3)	—	(3)
3 Month LIBOR	Receive	3.10% Quarterly	08/01/2021	530	(1)	—	(1)
3 Month LIBOR	Pay	2.95% Semiannual	09/04/2028	215	—	—	—
3 Month LIBOR	Receive	3.04% Quarterly	07/25/2021	3,180	(4)	—	(4)
3 Month LIBOR	Receive	3.05% Quarterly	07/25/2028	740	(6)	—	(6)
3 Month LIBOR	Pay	3.03% Semiannual	08/13/2021	830	1	—	1
3 Month LIBOR	Receive	2.95% Quarterly	02/15/2044	3,590	50	(4)	46
3 Month LIBOR	Receive	2.93% Quarterly	08/28/2022	2,290	—	—	—
3 Month LIBOR	Pay	2.97% Semiannual	08/28/2021	965	—	—	—
3 Month LIBOR	Pay	2.95% Semiannual	08/23/2028	400	—	—	—
3 Month LIBOR	Pay	2.91% Semiannual	08/25/2022	995	—	—	—
3 Month LIBOR	Receive	2.91% Quarterly	05/15/2028	3,960	18	—	18
3 Month LIBOR	Pay	2.96% Semiannual	08/28/2021	2,620	(1)	—	(1)
3 Month LIBOR	Receive	3.00% Quarterly	08/31/2028	215	(1)	—	(1)
3 Month LIBOR	Receive	3.01% Quarterly	09/03/2021	940	(1)	—	(1)
3 Month LIBOR	Pay	2.94% Semiannual	09/04/2028	215	—	—	—
3 Month LIBOR	Receive	2.99% Quarterly	08/29/2021	1,504	—	—	—
3 Month LIBOR	Receive	2.99% Quarterly	08/30/2028	215	(1)	—	(1)
3 Month LIBOR	Receive	2.98% Quarterly	08/30/2028	215	(1)	—	(1)
3 Month LIBOR	Pay	2.97% Semiannual	08/14/2028	185	—	—	—
3 Month LIBOR	Pay	2.97% Semiannual	08/15/2021	2,340	—	—	—
3 Month LIBOR	Pay	2.98% Semiannual	08/15/2021	2,520	—	—	—
3 Month LIBOR	Pay	2.97% Semiannual	08/14/2028	190	—	—	—
3 Month LIBOR	Pay	2.95% Semiannual	08/14/2028	180	—	—	—
3 Month LIBOR	Pay	2.97% Semiannual	08/14/2028	185	—	—	—
3 Month LIBOR	Receive	2.97% Quarterly	08/15/2028	560	(1)	—	(1)
3 Month LIBOR	Pay	2.95% Semiannual	08/21/2024	7,210	1	1	2
3 Month LIBOR	Pay	3.00% Semiannual	08/20/2021	290	—	—	—
3 Month LIBOR	Pay	2.94% Semiannual	08/23/2024	7,250	(2)	—	(2)
3 Month LIBOR	Pay	2.98% Semiannual	08/15/2021	1,680	—	—	—
3 Month LIBOR	Pay	2.96% Semiannual	08/19/2021	2,700	(1)	—	(1)
3 Month LIBOR	Receive	2.83% Quarterly	08/20/2020	16,370	(3)	—	(3)
3 Month LIBOR	Receive	2.89% Quarterly	06/04/2021	3,870	6	—	6
3 Month LIBOR	Receive	2.87% Quarterly	06/02/2022	1,700	2	—	2
3 Month LIBOR	Receive	3.02% Quarterly	04/24/2028	360	(2)	—	(2)
3 Month LIBOR	Receive	3.08% Quarterly	06/16/2022	850	(2)	—	(2)
3 Month LIBOR	Pay	1.94% Semiannual	11/24/2019	13,435	(126)	—	(126)
3 Month LIBOR	Pay	2.95% Semiannual	05/16/2023	3,470	10	—	10
3 Month LIBOR	Receive	3.20% Quarterly	05/19/2022	1,690	(8)	—	(8)
3 Month LIBOR	Receive	3.08% Quarterly	05/12/2022	1,710	(4)	—	(4)
3 Month LIBOR	Receive	3.05% Quarterly	05/11/2022	170	—	—	—
3 Month LIBOR	Receive	3.01% Quarterly	05/09/2021	4,460	(4)	—	(4)
3 Month LIBOR	Pay	1.88% Semiannual	11/15/2019	13,435	(131)	—	(131)
3 Month LIBOR	Receive	2.91% Quarterly	04/07/2022	415	—	—	—
3 Month LIBOR	Receive	2.99% Quarterly	07/23/2028	370	(1)	—	(1)
3 Month LIBOR	Receive	2.79% Quarterly	07/03/2020	14,670	7	—	7
3 Month LIBOR	Receive	3.08% Quarterly	06/16/2022	850	(2)	—	(2)

See accompanying notes.

		Consolidated Schedule of Investments
		Diversified Real Asset Fund
			August 31, 2018

		Exchange Cleared Interest Rate Swaps (continued)
	(Pay)/						Unrealized	Upfront
	Receive	Payment					Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month LIBOR	Receive	3.00% Quarterly		04/24/2028		$230	$(1)$	— $	(1)
3 Month LIBOR	Receive	3.05% Quarterly		06/23/2022		850	(2)	—	(2)
3 Month LIBOR	Receive	3.04% Quarterly		06/23/2022		850	(2)	—	(2)
6 Month EURIBOR	Receive	1.04% Semiannual		03/23/2028	EUR	1,445	(33)	(1)	(34)
6 Month EURIBOR	Receive	1.49% Semiannual		01/08/2048		840	(5)	(1)	(6)
6 Month EURIBOR	Receive	0.95% Semiannual		01/15/2028		2,220	(33)	(2)	(35)
6 Month EURIBOR	Receive	1.52% Semiannual		01/05/2048		840	(12)	(1)	(13)
6 Month EURIBOR	Pay	0.82%	Annual	08/15/2027		3,160	18	—	18
6 Month EURIBOR	Receive	1.47% Semiannual		08/23/2048		600	—	—	—
6 Month EURIBOR	Pay	0.88%	Annual	08/28/2028		220	—	—	—
6 Month EURIBOR	Receive	0.95% Semiannual		01/15/2028		2,220	(33)	(2)	(35)
6 Month GBP LIBOR	Receive	1.57% Semiannual		01/23/2048	GBP	2,895	76	(11)	65
6 Month GBP LIBOR	Receive	1.58% Semiannual		07/19/2048		1,495	30	(1)	29
6 Month JPY LIBOR	Pay	0.13% Semiannual		04/26/2023 JPY		2,443,610	(5)	—	(5)
6 Month JPY LIBOR	Receive	0.35% Semiannual		01/11/2028		289,555	(4)	1	(3)
6 Month JPY LIBOR	Receive	0.32% Semiannual		04/27/2028		590,530	17	1	18
6 Month JPY LIBOR	Receive	0.27% Semiannual		11/08/2027		298,780	14	1	15
Canada Bankers Acceptances 3 Month	Pay	2.18% Semiannual		06/29/2020 CAD		19,210	(51)	—	(51)
Canada Bankers Acceptances 3 Month	Pay	2.42% Semiannual		08/16/2020		21,200	7	—	7
HICP Ex Food and Energy	Pay	1.95%	Annual	08/15/2048	EUR	405	(2)	—	(2)
HICP Ex Food and Energy	Pay	1.59%	Annual	01/15/2028		3,770	(6)	1	(5)
HICP Ex Food and Energy	Pay	1.99%	Annual	01/15/2048		590	9	—	9
HICP Ex Food and Energy	Pay	1.97%	Annual	01/15/2048		590	5	—	5
HICP Ex Food and Energy	Pay	2.00%	Annual	07/15/2048		605	8	—	8
HICP Ex Food and Energy	Receive	1.38%	Annual	04/15/2023		3,995	22	—	22
HICP Ex Food and Energy	Pay	1.98%	Annual	06/15/2048		1,225	6	1	7
HICP Ex Food and Energy	Pay	1.83%	Annual	05/15/2047		685	(26)	—	(26)
HICP Ex Food and Energy	Receive	1.55%	Annual	07/15/2023		4,110	(3)	—	(3)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	2.86% Quarterly		08/28/2028	NZD	1,318	(2)	—	(2)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	3.22% Quarterly		05/24/2028		2,100	(50)	1	(49)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	3.22% Quarterly		05/24/2028		2,100	(50)	—	(50)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	3.22% Quarterly		05/18/2028		1,800	(43)	1	(42)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	2.89% Quarterly		08/21/2028		3,587	(14)	—	(14)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	2.90% Quarterly		08/20/2028		1,231	(6)	—	(6)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	2.87% Quarterly		08/15/2028		3,052	(8)	—	(8)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	2.89% Quarterly		08/16/2028		1,433	(6)	—	(6)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	2.88% Quarterly		08/20/2028		1,699	(5)	—	(5)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	3.06% Quarterly		09/08/2027		4,239	(67)	(2)	(69)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	3.07% Quarterly		09/08/2027		2,088	(35)	—	(35)
NZFM New Zealand Bank Bill 3 Month FRA	Receive	3.07% Quarterly		09/08/2027		2,109	(35)	(1)	(36)
Sterling Overnight Index Average	Pay	0.68%	Annual	12/20/2018	GBP	283,705	(23)	5	(18)
UK RPI All Items NSA	Pay	3.60%	Annual	11/15/2042		2,795	227	(10)	217
UK RPI All Items NSA	Receive	3.46%	Annual	11/15/2027		4,640	(78)	6	(72)
UK RPI All Items NSA	Pay	3.41%	Annual	01/15/2028		5,135	39	(4)	35
UK RPI All Items NSA	Pay	3.34%	Annual	06/15/2028		925	(9)	—	(9)
UK RPI All Items NSA	Pay	3.55%	Annual	11/15/2032		4,640	165	(10)	155
UK RPI All Items NSA	Receive	3.55%	Annual	11/15/2047		2,795	(270)	11	(259)
UK RPI All Items NSA	Pay	3.44%	Annual	08/15/2048		770	9	—	9
UK RPI All Items NSA	Receive	3.41%	Annual	03/15/2048		605	4	(1)	3
UK RPI All Items NSA	Pay	3.39%	Annual	08/15/2028		3,495	—	—	—
UK RPI All Items NSA	Receive	3.36%	Annual	08/15/2023		7,700	(4)	1	(3)
UK RPI All Items NSA	Receive	3.35%	Annual	08/15/2023		7,705	—	1	1
UK RPI All Items NSA	Pay	3.51%	Annual	02/15/2048		10	(4)	5	1
UK RPI All Items NSA	Pay	3.40%	Annual	08/15/2028		6,710	18	(2)	16
UK RPI All Items NSA	Receive	3.27%	Annual	09/15/2018		6,570	(4)	—	(4)
UK RPI All Items NSA	Pay	3.36%	Annual	08/15/2023		19,810	5	—	5
UK RPI All Items NSA	Receive	3.26%	Annual	05/15/2023		6,900	46	(1)	45
US CPI Urban Consumers NAS(CPURNSA)	Pay	3.03%	Annual	10/01/2018		$8,740	7	—	7
US CPI Urban Consumers NAS(CPURNSA)	Receive	2.11%	Annual	11/09/2019		24,530	171	1	172
US Federal Funds Effective Rate (continuous	Pay	2.57%	Annual	02/28/2023		10,590	(6)	—	(6)
series)
Total							$(277)$	(15)$ (292)
Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
August 31, 2018

Total Return Swaps

											Value and
											Unrealized
								Upfront			Appreciation/
			Pay/Receive		Payment	Expiration	Notional	Payments/			(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date	Amount	(Receipts)			Asset	Liability
Bank of America NA Bloomberg		536,743	Receive	UST 13 Week Bill	Monthly	09/26/2018	$92,424		$	— $	419	$—
	Commodity Index			High Discount Rate
	Total Return(a)			+ 0.10%
M3 Capital Partners	Bloomberg	75,226	Receive	UST 13 Week Bill	Monthly	09/26/2018	29,739			—	139	—
	Commodity Index 2			High Discount Rate
	Month Forward Total			+ 0.17%
	Return(a)
M3 Capital Partners	Bloomberg	419,698	Receive	UST 13 Week Bill	Monthly	09/26/2018	72,270			—	327	—
	Commodity Index			High Discount Rate
	Total Return(a)			+ 0.09%
M3 Capital Partners	Macquarie Commodity	292,268	Receive	0.32%	Annual	09/07/2018	28,564			—	—	—
	Product 251E(a)
Merrill Lynch	BofA Merrill	166,322	Receive	0.27%	Annual	09/07/2018	16,718			—	—	—
	Lynch Commodity
	MLBXCS3E Excess
	Return Strategy(a)
Total								$		— $	885	$—
Amounts in thousands except contracts

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

			Purchased Capped Options
				Pay/Receive				Upfront			Unrealized
				Floating	Notional	Exercise	Expiration	Payments/			Appreciation/
Description	Counterparty		Range	Rate	Amount	Rate	Date	(Receipts)		Fair Value	(Depreciation)
Call - 5Y-10Y CMS Index Cap	Deutsche Bank	Max(0, 5Y CMS - 0.12%)		Receive	$38,940	0.12%	01/28/2019	$8		$6		$(2)
	AG
Total								$8		$6		$(2)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
August 31, 2018

INVESTMENT COMPANIES - 15.36%	Shares Held Value (000's)			Principal
Exchange Traded Funds - 4.26%			BONDS (continued)	Amount (000’s) Value (000’s)
Invesco Senior Loan ETF	25,500	$588	Telecommunications - 2.09%
Money Market Funds - 11.10%			Frontier Communications Corp
Principal Government Money Market Fund	1,532,088	1,532	8.50%, 04/01/2026(c)	$40	$38
1.84%(a),(b)			11.00%, 09/15/2025	50	38
TOTAL INVESTMENT COMPANIES		$2,120	GTT Communications Inc
	Principal		7.88%, 12/31/2024(c)	90	85
BONDS- 16.21%	Amount (000's) Value (000's)		Intelsat Jackson Holdings SA
Aerospace & Defense - 1.90%			8.00%, 02/15/2024(c)	40	42
Bombardier Inc			Sprint Corp
7.50%, 03/15/2025(c)	$255	$262	7.88%, 09/15/2023	80	86
Banks- 1.40%					$289
Wells Fargo & Co			TOTAL BONDS		$2,238
6.11%, 12/31/2049(d)	190	193	SENIOR FLOATING RATE INTERESTS	Principal
3 Month LIBOR + 3.77%			- 66.17%	Amount (000's) Value (000's)
Chemicals - 1.81%			Aerospace & Defense - 0.97%
Consolidated Energy Finance SA			TransDigm Inc
6.09%, 06/15/2022(c)	250	250	4.58%, 06/09/2023(g)	$104	$104
3 Month LIBOR + 3.75%			US LIBOR + 2.50%
			4.58%, 05/30/2025(g)	30	30
Diversified Financial Services - 2.97%			US LIBOR + 2.50%
E*TRADE Financial Corp					$134
5.30%, 12/31/2049(d),(e)	260	259
3 Month LIBOR + 3.16%			Automobile Manufacturers - 2.17%
ILFC E-Capital Trust II			Navistar Financial Corp
4.82%, 12/21/2065(c),(f)	100	91	5.87%, 07/25/2025(g)	300	300
Springleaf Finance Corp			US LIBOR + 3.75%
6.88%, 03/15/2025	60	60	Automobile Parts & Equipment - 1.15%
		$410	American Axle & Manufacturing Inc
Gas- 0.74%			4.37%, 04/06/2024(g)	160	159
NGL Energy Partners LP / NGL Energy Finance			US LIBOR + 2.25%
Corp			Chemicals - 1.95%
7.50%, 11/01/2023	100	102	Aruba Investments Inc
Home Builders - 0.90%			5.33%, 02/02/2022(g)	98	98
Williams Scotsman International Inc			US LIBOR + 3.25%
7.88%, 12/15/2022(c)	120	124	Emerald Performance Materials LLC
			9.83%, 08/01/2022(g)	170	171
Insurance - 1.82%			US LIBOR + 6.75%
Catlin Insurance Co Ltd					$269
5.32%, 07/29/2049(c),(d)	160	158
3 Month LIBOR + 2.98%			Commercial Services - 2.92%
Liberty Mutual Group Inc			Garda World Security Corp
5.25%, 03/07/2067(c)	95	93	5.80%, 05/24/2024(g)	95	95
3 Month LIBOR + 2.91%			US LIBOR + 3.50%
		$251	Prime Security Services Borrower LLC
			4.83%, 05/02/2022(g)	109	109
Machinery - Diversified - 0.28%			US LIBOR + 2.75%
Cloud Crane LLC			TMS International Corp
10.13%, 08/01/2024(c)	35	38	4.83%, 08/14/2024(g)	199	199
Media- 0.56%			US LIBOR + 2.75%
DISH DBS Corp					$403
5.88%, 11/15/2024	90	78	Computers - 3.39%
Mining - 0.22%			Dell International LLC
Northwest Acquisitions ULC / Dominion Finco			4.08%, 09/07/2023(g)	300	300
Inc			US LIBOR + 2.00%
7.13%, 11/01/2022(c)	30	31	McAfee LLC
Oil & Gas - 1.33%			10.57%, 09/26/2025(g)	165	168
MEG Energy Corp			US LIBOR + 8.50%
6.50%, 01/15/2025(c)	50	50			$468
Sunoco LP / Sunoco Finance Corp			Consumer Products - 0.94%
4.88%, 01/15/2023(c)	65	64	Prestige Brands Inc
5.50%, 02/15/2026(c)	20	19	4.08%, 01/26/2024(g)	130	130
Whiting Petroleum Corp			US LIBOR + 2.00%
5.75%, 03/15/2021	50	51	Diversified Financial Services - 2.00%
		$184	Russell Investments US Institutional Holdco Inc
Software - 0.19%			5.33%, 06/01/2023(g)	276	276
Epicor Software Corp			US LIBOR + 3.25%
9.59%, 06/30/2023(c)	26	26	Electrical Components & Equipment - 1.75%
3 Month LIBOR + 7.25%			Energizer Holdings Inc
			0.00%, 06/20/2025(g),(h)	240	241
			US LIBOR + 2.25%

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Engineering & Construction - 1.42%			Lodging (continued)
Pisces Midco Inc			Hilton Worldwide Finance LLC
6.09%, 03/28/2025(g)	$195	$196	3.81%, 10/25/2023(g)	$83	$83
US LIBOR + 3.75%			US LIBOR + 1.75%
Entertainment - 4.03%					$288
CCM Merger Inc			Media - 3.64%
4.83%, 08/06/2021(g)	182	183	CSC Holdings LLC
US LIBOR + 2.75%			4.56%, 01/12/2026(g)	90	90
Stars Group Holdings BV			US LIBOR + 2.50%
5.83%, 06/27/2025(g)	175	176	Meredith Corp
US LIBOR + 3.50%			5.08%, 01/17/2025(g)	118	118
WMG Acquisition Corp			US LIBOR + 3.00%
4.20%, 11/01/2023(g)	199	198	Unitymedia Finance LLC
US LIBOR + 2.13%			4.31%, 09/30/2025(g)	95	95
		$557	US LIBOR + 2.25%
Environmental Control - 0.36%			Univision Communications Inc
Filtration Group Corp			4.83%, 03/15/2024(g)	208	199
5.08%, 03/28/2025(g)	50	50	US LIBOR + 2.75%
US LIBOR + 3.00%					$502
Food - 4.17%			Oil & Gas - 3.66%
B&G Foods Inc			California Resources Corp
4.08%, 11/02/2022(g)	114	114	6.82%, 11/14/2022(g)	205	208
US LIBOR + 2.00%			US LIBOR + 4.75%
JBS USA LUX SA			12.44%, 12/31/2021(g)	95	105
4.83%, 10/30/2022(g)	190	190	US LIBOR + 10.37%
US LIBOR + 2.50%			Chesapeake Energy Corp
Post Holdings Inc			9.58%, 08/23/2021(g)	185	193
4.07%, 05/24/2024(g)	273	272	US LIBOR + 7.50%
US LIBOR + 2.00%					$506
		$576	Oil & Gas Services - 0.22%
Healthcare - Products - 1.90%			Apergy Corp
DJO Finance LLC			4.63%, 04/18/2025(g)	30	30
5.46%, 06/08/2020(g)	93	93	US LIBOR + 2.50%
US LIBOR + 3.25%			Packaging & Containers - 2.86%
Kinetic Concepts Inc			Berry Global Inc
5.58%, 02/02/2024(g)	168	169	4.19%, 10/01/2022(g)	88	89
US LIBOR + 3.25%			US LIBOR + 2.00%
		$262	Caraustar Industries Inc
Healthcare - Services - 3.56%			7.83%, 03/14/2022(g)	59	59
Acadia Healthcare Co Inc			US LIBOR + 5.50%
4.58%, 02/16/2023(g)	117	118	CROWN Americas LLC
US LIBOR + 2.50%			4.08%, 01/17/2025(g)	60	60
Ardent Health Partners LLC			US LIBOR + 2.00%
6.58%, 06/16/2025(g)	215	216	Flex Acquisition Co Inc
US LIBOR + 4.50%			5.34%, 12/29/2023(g)	94	93
MPH Acquisition Holdings LLC			US LIBOR + 3.00%
5.38%, 06/07/2023(g)	157	157	Reynolds Group Holdings Inc
US LIBOR + 3.00%			4.83%, 02/05/2023(g)	94	94
		$491	US LIBOR + 2.75%
Insurance - 3.38%					$395
Asurion LLC			Pharmaceuticals - 0.97%
8.58%, 08/04/2025(g)	195	201	Bausch Health Cos Inc
US LIBOR + 6.50%			5.08%, 05/19/2025(g)	133	134
Genworth Holdings Inc			US LIBOR + 3.00%
6.57%, 02/28/2023(g)	259	265	REITs - 0.98%
US LIBOR + 4.50%			iStar Inc
		$466	4.83%, 06/20/2023(g)	42	42
Leisure Products & Services - 1.30%			US LIBOR + 2.75%
ClubCorp Holdings Inc			MGM Growth Properties Operating Partnership
5.08%, 09/18/2024(g)	181	179	LP
US LIBOR + 2.75%			4.08%, 04/25/2025(g)	93	93
Lodging - 2.09%			US LIBOR + 2.00%
Caesars Resort Collection LLC					$135
4.83%, 12/22/2024(g)	204	205	Retail - 6.13%
US LIBOR + 2.75%			Academy Ltd
			6.08%, 07/01/2022(g)	57	47
			US LIBOR + 4.00%

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal			(a)		Affiliated Security. Security is either an affiliate (and registered under the
(continued)	Amount (000’s) Value (000’s)			Investment Company Act of 1940) or an affiliate as defined by the Investment
Retail (continued)				Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Beacon Roofing Supply Inc				voting shares of the security). Please see affiliated sub-schedule for
4.32%, 10/11/2024(g)	$100		$99	transactional information.
US LIBOR + 2.25%				(b)	Current yield shown is as of period end.
IRB Holding Corp				(c)		Security exempt from registration under Rule 144A of the Securities Act of
5.32%, 01/17/2025(g)	200		200	1933. These securities may be resold in transactions exempt from registration,
US LIBOR + 3.25%				normally to qualified institutional buyers. At the end of the period, the value of
JC Penney Corp Inc				these securities totaled $1,371 or 9.93% of net assets.
6.57%, 06/23/2023(g)	94		86	(d)		Perpetual security. Perpetual securities pay an indefinite stream of interest,
US LIBOR + 4.25%				but they may be called by the issuer at an earlier date.
KFC Holding Co				(e)		Rate shown is the rate in effect as of period end. The rate may be based on a
3.83%, 04/03/2025(g)	117		117	fixed rate, variable rate, or floating rate.
US LIBOR + 1.75%				(f)		Certain variable rate securities are not based on a published reference rate
Michaels Stores Inc				and spread but are determined by the issuer or agent and are based on current
4.57%, 01/30/2023(g)	144		144	market conditions. These securities do not indicate a reference rate and
US LIBOR + 2.50%				spread in their description. Rate shown is the rate in effect as of period end.
PetSmart Inc				(g)		Rate information disclosed is based on an average weighted rate as of period
5.09%, 03/11/2022(g)	179		154	end.
US LIBOR + 3.00%				(h)		This Senior Floating Rate Note will settle after August 31, 2018, at which time
			$847	the interest rate will be determined.
Telecommunications - 5.58%
Avaya Inc					Portfolio Summary (unaudited)
6.31%, 12/15/2024(g)	294		295	Sector		Percent
US LIBOR + 4.25%				Consumer, Cyclical		17.77%
Level 3 Parent LLC				Investment Companies		15.36%
4.26%, 02/22/2024(g)	95		95	Consumer, Non-cyclical		14.46%
US LIBOR + 2.25%				Financial		12.55%
Maxar Technologies Ltd				Industrial		12.22%
4.83%, 10/04/2024(g)	279		272	Communications		11.87%
US LIBOR + 2.75%				Energy		5.21%
West Corp				Basic Materials		3.98%
6.08%, 10/10/2024(g)	109		109	Technology		3.58%
US LIBOR + 4.00%				Utilities		0.74%
			$771	Other Assets and Liabilities		2.26%
Transportation - 0.48%				TOTAL NET ASSETS		100.00%
Navios Maritime Partners LP
7.33%, 09/14/2020(g)	67		67
US LIBOR + 5.00%
Trucking & Leasing - 2.20%
Avolon TLB Borrower 1 US LLC
4.08%, 01/15/2025(g)	304		304
US LIBOR + 2.00%
TOTAL SENIOR FLOATING RATE INTERESTS			$9,136
Total Investments			$13,494
Other Assets and Liabilities - 2.26%			$312
TOTAL NET ASSETS - 100.00%			$13,806

Affiliated Securities	August 31, 2017			Purchases	Sales	August 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.84%$	— $			7,415	$5,883	$1,532
$	— $			7,415	$5,883	$1,532

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 1.84%$	12	$		— $	— $	—
	$12	$		— $	— $	—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS - 38.57%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.07%			Automobile Parts & Equipment (continued)
Dentsu Inc	19,300	$901	Exedy Corp	9,480	$298
Gendai Agency Inc	3,900	19	IJT Technology Holdings Co Ltd	7,700	51
Trade Desk Inc/The (a)	5,852	830	Keihin Corp	17,350	365
		$1,750	NGK Insulators Ltd	41,390	674
Aerospace & Defense - 0.98%			NGK Spark Plug Co Ltd	7,479	213
Boeing Co/The (b)	2,879	987	Nissin Kogyo Co Ltd	13,815	231
Cobham PLC (a)	407,112	658	NOK Corp	22,320	426
Dassault Aviation SA	661	1,229	Nokian Renkaat OYJ	8,253	341
General Dynamics Corp (b)	11,080	2,143	Pacific Industrial Co Ltd	9,314	151
IHI Corp	5,680	198	Rheinmetall AG	4,366	476
Jamco Corp	4,850	138	Standard Motor Products Inc	2,262	115
Kawasaki Heavy Industries Ltd	26,321	720	Sumitomo Electric Industries Ltd	40,761	645
KLX Inc (a)	1,821	134	Sumitomo Riko Co Ltd	17,010	166
Leonardo SpA	46,384	519	Tokai Rika Co Ltd	21,040	443
Lockheed Martin Corp (b)	4,000	1,282	Toyo Tire & Rubber Co Ltd	72,912	1,195
Moog Inc	1,757	139	Toyoda Gosei Co Ltd	15,440	385
Northrop Grumman Corp (b)	6,127	1,830	Toyota Industries Corp	1,825	103
Raytheon Co (b)	4,300	858	WABCO Holdings Inc (a),(b)	3,600	443
Rockwell Collins Inc (b)	90,438	12,295			$8,350
Spirit AeroSystems Holdings Inc (b)	10,400	889	Banks - 2.11%
Thales SA	6,598	930	Allegiance Bancshares Inc (a)	3,041	135
Triumph Group Inc	7,797	162	AU Small Finance Bank Ltd (c)	28,869	300
Ultra Electronics Holdings PLC	32,237	671	Banca Generali SpA	18,464	454
United Technologies Corp	1,340	176	Banco Bilbao Vizcaya Argentaria SA	174,130	1,082
		$25,958	BancorpSouth Bank	4,041	141
Agriculture - 0.24%			Bank of America Corp	5,552	172
Altria Group Inc	2,914	171	Bank of Ireland Group PLC	127,035	1,041
Bunge Ltd	61,233	3,979	Bank of Kyoto Ltd/The	2,375	120
Japan Tobacco Inc	34,195	899	Bankinter SA	72,987	649
Phibro Animal Health Corp	2,742	129	BB&T Corp	2,968	153
Philip Morris International Inc (b)	3,100	241	BNP Paribas SA	16,652	980
Swedish Match AB	19,094	1,021	China Construction Bank Corp	587,000	517
		$6,440	CIT Group Inc (b)	8,300	450
Airlines - 0.09%			CoBiz Financial Inc	5,934	137
Delta Air Lines Inc	1,069	62	Comerica Inc (b)	7,689	750
easyJet PLC	64,627	1,280	Danske Bank A/S	61,085	1,800
JetBlue Airways Corp (a)	7,546	144	DNB ASA	71,930	1,462
Southwest Airlines Co (b)	16,031	983	Erste Group Bank AG (a)	11,618	463
		$2,469	FCB Financial Holdings Inc (a)	4,293	222
Apparel - 0.33%			Fifth Third Bancorp (b)	42,400	1,248
Gildan Activewear Inc	54,800	1,615	FinecoBank Banca Fineco SpA	38,849	463
Hermes International	1,846	1,202	First Citizens BancShares Inc/NC	933	443
LVMH Moet Hennessy Louis Vuitton SE	5,724	2,007	First Connecticut Bancorp Inc/Farmington CT	6,252	198
Moncler SpA	8,555	387	First Midwest Bancorp Inc/IL	5,401	147
NIKE Inc (b)	12,400	1,019	First Republic Bank/CA	7,247	736
Samsonite International SA (a),(c)	37,353	151	FNB Corp/PA	10,374	140
Sanyo Shokai Ltd	7,950	144	Great Western Bancorp Inc	3,961	172
Under Armour Inc - Class A (a)	29,490	603	Green Bancorp Inc	696	17
Under Armour Inc - Class C (a)	844	16	Guaranty Bancorp	2,591	81
VF Corp (b)	16,900	1,557	Huntington Bancshares Inc/OH (b)	60,600	982
		$8,701	ICICI Bank Ltd ADR	26,455	255
			Independent Bank Group Inc	1,996	138
Automobile Manufacturers - 0.21%			Japan Post Bank Co Ltd	95,200	1,112
General Motors Co	1,977	71	JPMorgan Chase & Co (b)	16,370	1,876
Guangzhou Automobile Group Co Ltd	335,400	364	KeyCorp (b)	50,400	1,062
Honda Motor Co Ltd	86,900	2,574	M&T Bank Corp (b)	21,954	3,889
Hyundai Motor Co	1,550	174	Macquarie Group Ltd	12,065	1,129
PACCAR Inc	12,817	877	MB Financial Inc	6,835	331
Suzuki Motor Corp	9,700	631	Mediobanca Banca di Credito Finanziario SpA	159,652	1,487
Tesla Inc (a)	434	131	Mitsubishi UFJ Financial Group Inc	288,723	1,745
Volvo AB - B Shares	35,344	609	Mizuho Financial Group Inc	1,616,090	2,838
		$5,431	OFG Bancorp	10,064	163
Automobile Parts & Equipment - 0.32%			Opus Bank	5,024	142
Aisan Industry Co Ltd	11,860	100	PacWest Bancorp	2,047	103
Aptiv PLC	538	47	PNC Financial Services Group Inc/The (b)	11,873	1,704
BorgWarner Inc (b)	6,100	267	Regions Financial Corp (b)	65,584	1,276
Bridgestone Corp	23,900	879	San-In Godo Bank Ltd/The	11,900	100
Cooper Tire & Rubber Co	6,253	180	Sberbank of Russia PJSC	58,634	158
Daikyonishikawa Corp	12,580	156	Standard Chartered PLC	56,715	462

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Chemicals (continued)
State Bank Financial Corp	15,002	$489	Axalta Coating Systems Ltd (a)	31	$1
State Bank of India Ltd (a)	2,546	111	BASF SE	12,278	1,135
State Street Corp (b)	86,883	7,551	Borregaard ASA	23,398	222
Sumitomo Mitsui Financial Group Inc	73,530	2,891	Brenntag AG	14,396	868
Sumitomo Mitsui Trust Holdings Inc	49,670	1,993	Cabot Corp	2,497	162
SunTrust Banks Inc (b)	25,707	1,891	Celanese Corp	609	71
Tokyo Kiraboshi Financial Group Inc	5,123	115	Denka Co Ltd	7,140	244
UBS Group AG (a)	48,809	762	DowDuPont Inc	56,857	3,987
United Community Banks Inc/GA	4,609	140	EMS-Chemie Holding AG	3,403	2,149
Univest Corp of Pennsylvania	5,068	144	Ferro Corp (a)	8,362	184
US Bancorp (b)	22,000	1,190	GCP Applied Technologies Inc (a)	34,541	870
Wells Fargo & Co	22,661	1,326	Hanwha Chemical Corp	18,652	339
Western Alliance Bancorp (a)	2,983	172	Hitachi Chemical Co Ltd	15,900	333
Westpac Banking Corp	58,804	1,208	Huntsman Corp	2,903	89
		$55,608	IMCD NV	7,210	540
Beverages - 0.16%			JSR Corp	25,340	492
Anheuser-Busch InBev SA/NV	10,598	988	Kanto Denka Kogyo Co Ltd	18,063	191
Coca-Cola European Partners PLC (b)	26,800	1,143	KH Neochem Co Ltd	8,225	307
Heineken NV	6,263	620	KMG Chemicals Inc	1,601	124
MGP Ingredients Inc	300	23	Koninklijke DSM NV	5,092	535
Molson Coors Brewing Co	15,468	1,032	Lenzing AG	2,170	263
Monster Beverage Corp (a),(b)	5,500	335	Linde AG	6,805	1,549
PepsiCo Inc	1,498	168	Mitsubishi Gas Chemical Co Inc	21,200	441
		$4,309	Novozymes A/S	8,435	463
Biotechnology - 0.37%			Praxair Inc (b)	7,959	1,259
Abcam PLC	28,130	553	Quaker Chemical Corp	640	115
Alexion Pharmaceuticals Inc (a),(b)	2,803	342	RPM International Inc	384	26
Amicus Therapeutics Inc (a)	4,150	56	Sherwin-Williams Co/The (b)	3,124	1,424
Blueprint Medicines Corp (a)	2,904	223	Shin-Etsu Chemical Co Ltd	46,133	4,321
Celgene Corp (a),(b)	15,200	1,436	Sumitomo Chemical Co Ltd	91,000	517
Exact Sciences Corp (a)	18,363	1,375	Tokuyama Corp	4,220	129
Five Prime Therapeutics Inc (a)	4,799	67	Tokyo Ohka Kogyo Co Ltd	6,212	199
Genmab A/S (a)	7,679	1,333	WR Grace & Co	17,494	1,236
H Lundbeck A/S	3,991	235			$32,590
Hugel Inc (a)	1,458	561	Coal - 0.02%
Illumina Inc (a),(b)	1,285	456	China Shenhua Energy Co Ltd	190,792	426
Loxo Oncology Inc (a)	96	16	Commercial Services - 1.34%
Myriad Genetics Inc (a)	3,595	179	Adecco Group AG	8,339	510
Regeneron Pharmaceuticals Inc (a),(b)	2,785	1,133	Adtalem Global Education Inc (a)	3,577	171
Sage Therapeutics Inc (a)	469	77	Altech Corp	3,301	81
Shire PLC ADR	2,758	484	AMERCO	3,074	1,152
Spark Therapeutics Inc (a)	1,825	112	Aramark (b)	54,635	2,244
Vertex Pharmaceuticals Inc (a),(b)	6,100	1,125	Automatic Data Processing Inc (b)	13,956	2,048
		$9,763	Babcock International Group PLC	58,004	537
Building Materials - 0.80%			Benesse Holdings Inc	5,170	161
Anhui Conch Cement Co Ltd	53,565	327	Brambles Ltd	71,579	565
Anhui Conch Cement Co Ltd	32,300	176	Brink's Co/The	2,166	163
Cemex SAB de CV ADR(a)	147,854	1,048	Bureau Veritas SA	38,393	988
China Resources Cement Holdings Ltd	395,930	463	Cardtronics PLC (a)	4,255	149
Cie de Saint-Gobain	28,604	1,233	Carriage Services Inc	5,128	117
CRH PLC	32,046	1,063	Cimpress NV (a)	2,589	363
Geberit AG	1,056	480	Cintas Corp	7,491	1,598
JELD-WEN Holding Inc (a)	4,584	112	CoStar Group Inc (a)	3,090	1,366
LafargeHolcim Ltd (a)	10,947	533	Deluxe Corp	1,994	118
Lennox International Inc	7,856	1,750	Enercare Inc	35,776	794
Masco Corp (b)	26,452	1,004	Equifax Inc	7,400	991
Masonite International Corp (a)	2,038	136	Everi Holdings Inc (a),(b)	282,683	2,451
Sanwa Holdings Corp	28,196	323	EVERTEC Inc	6,857	165
Taiheiyo Cement Corp	3,525	107	FleetCor Technologies Inc (a)	3,263	698
USG Corp (a)	244,715	10,547	HMS Holdings Corp (a)	5,781	185
Vulcan Materials Co	10,836	1,201	ICF International Inc	1,890	154
Wienerberger AG	20,684	566	JAC Recruitment Co Ltd	7,534	164
		$21,069	Kforce Inc	7,768	327
Chemicals - 1.24%			Localiza Rent a Car SA	55,988	298
A. Schulman Inc. (a),(d)	2,332	5	Loomis AB	16,288	524
Air Products & Chemicals Inc (b)	15,893	2,643	M&A Capital Partners Co Ltd (a)	1,400	85
Akzo Nobel NV	43,989	4,116	Macquarie Infrastructure Corp	56,831	2,673
American Vanguard Corp	6,199	136	McGrath RentCorp	2,691	156
Arkema SA	7,214	905	Moody's Corp (b)	5,418	964

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Cosmetics & Personal Care (continued)
New Oriental Education & Technology Group	3,194	$251	Procter & Gamble Co/The (b)	11,643	$965
Inc ADR			Unicharm Corp	40,700	1,329
Nielsen Holdings PLC	70,704	1,838			$8,538
Nutrisystem Inc	3,926	145	Distribution & Wholesale - 0.34%
PayPal Holdings Inc (a)	10,098	932	Bunzl PLC	15,377	479
Persol Holdings Co Ltd	8,758	196	Crystal International Group Ltd (c)	173,322	108
Prestige International Inc	16,524	190	Diploma PLC	30,492	577
QinetiQ Group PLC	128,868	454	Fastenal Co	10,463	611
Qualicorp Consultoria e Corretora de Seguros SA	39,600	153	Fourlis Holdings SA (a)	21,400	135
Raksul Inc (a)	4,000	104	H&E Equipment Services Inc	3,596	125
Randstad NV	17,002	1,067	HD Supply Holdings Inc (a),(b)	53,800	2,453
Rent-A-Center Inc/TX (a)	23,266	343	Marubeni Corp	194,700	1,595
Restore PLC	82,624	551	Mitsubishi Corp	21,600	616
Rollins Inc (b)	12,400	745	Mitsui & Co Ltd	71,500	1,191
SEACOR Marine Holdings Inc (a)	10,514	215	Nippon Gas Co Ltd	768	36
Securitas AB	20,042	357	Trusco Nakayama Corp	6,110	163
Ser Educacional SA (c)	31,900	125	WW Grainger Inc (b)	2,800	992
SGS SA	702	1,848			$9,081
Strike Co Ltd	4,713	160	Diversified Financial Services - 1.39%
Tarena International Inc ADR	27,556	234	Acom Co Ltd	114,306	467
TechnoPro Holdings Inc	6,206	387	Ally Financial Inc (b)	21,000	564
Toppan Forms Co Ltd	18,800	185	American Express Co	11,409	1,209
Travelport Worldwide Ltd	8,944	166	ASX Ltd	20,239	986
TrueBlue Inc (a)	4,806	141	Bharat Financial Inclusion Ltd (a)	13,054	214
United Rentals Inc (a)	3,513	548	BlackRock Inc	3,005	1,440
Worldpay Inc (a)	9,515	927	Charles Schwab Corp/The	63,623	3,231
		$35,222	CI Financial Corp	73,400	1,181
Computers - 1.17%			CME Group Inc (b)	7,200	1,258
Accenture PLC - Class A (b)	5,720	967	Credit Acceptance Corp (a)	2,715	1,240
Apple Inc (b)	22,250	5,064	Credit Saison Co Ltd	15,900	263
Atos SE	6,560	788	Curo Group Holdings Corp (a)	5,174	160
BayCurrent Consulting Inc	3,100	85	Daiwa Securities Group Inc	90,000	539
Capgemini SE	2,591	334	Ditech Holding Corp - Warrants (a)	10,237	1
Check Point Software Technologies Ltd (a)	14,077	1,636	Ditech Holding Corp - Warrants (a)	7,661	2
Cognizant Technology Solutions Corp (b)	11,098	870	E*TRADE Financial Corp (a)	19,262	1,134
Computershare Ltd	44,458	615	Element Comm Aviation (a),(d),(e),(f)	280	2,511
Convergys Corp	13,622	337	Euronext NV (c)	4,899	322
Dell Technologies Inc Class V (a),(b)	103,776	9,980	Franklin Resources Inc (b)	14,943	474
Ferrotec Holdings Corp	14,200	182	Greenhill & Co Inc	5,647	155
ForeScout Technologies Inc (a)	3,973	143	Hamilton Lane Inc	2,890	141
Fortinet Inc (a),(b)	23,698	1,985	Hannon Armstrong Sustainable Infrastructure	4,786	103
Fujitsu Ltd	130,987	958	Capital Inc
Gemalto NV (a)	18,382	1,068	Hilltop Holdings Inc	9,645	200
Globant SA (a)	2,300	149	Hypoport AG (a)	2,762	604
International Business Machines Corp (b)	5,500	806	Ichigo Inc	59,800	244
Melco Holdings Inc	2,190	82	Ichiyoshi Securities Co Ltd	13,430	134
NetApp Inc (b)	5,643	490	Intercontinental Exchange Inc (b)	13,660	1,041
Oro Co Ltd	2,160	102	INTL. FCStone Inc (a)	2,758	154
Perspecta Inc	136,885	3,184	KB Financial Group Inc	10,730	496
SCSK Corp	5,470	260	Kenedix Inc	31,300	202
Serco Group PLC (a)	288,936	366	Mahindra & Mahindra Financial Services Ltd	40,922	283
Syntel Inc (a)	3,483	142	Mastercard Inc (b)	6,982	1,505
UT Group Co Ltd (a)	2,525	85	Mebuki Financial Group Inc	155,700	552
Western Digital Corp (b)	4,226	267	Moelis & Co	2,483	144
		$30,945	Nomura Holdings Inc	213,100	976
Consumer Products - 0.08%			OneMain Holdings Inc (a)	21,786	800
ACCO Brands Corp	71,308	884	Pagseguro Digital Ltd (a)	15,628	452
Avery Dennison Corp (b)	4,285	451	Partners Group Holding AG	2,227	1,749
Kimberly-Clark Corp (b)	6,617	764	PRA Group Inc (a)	3,938	144
		$2,099	Raymond James Financial Inc	32,084	2,985
Cosmetics & Personal Care - 0.32%			Samsung Securities Co Ltd	9,433	274
Beiersdorf AG	9,125	1,062	Sanne Group PLC	68,661	547
Ci:z Holdings Co Ltd	2,910	125	SEI Investments Co (b)	8,100	511
Colgate-Palmolive Co (b)	5,400	359	TD Ameritrade Holding Corp	11,261	660
Coty Inc	239,801	2,964	Tochigi Bank Ltd/The	26,970	90
Estee Lauder Cos Inc/The (b)	4,406	618	Visa Inc (b)	22,628	3,324
Kao Corp	5,800	450	VZ Holding AG	1,381	427
Korea Kolmar Co Ltd	4,959	331	XPS Pensions Group PLC	142,550	329
Pola Orbis Holdings Inc	9,500	335

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Diversified Financial Services (continued)			Electronics (continued)
Zenkoku Hosho Co Ltd	8,187	$332	Yamaichi Electronics Co Ltd	3,250	$47
		$36,754			$16,974
Electric - 0.48%			Engineering & Construction - 0.45%
American Electric Power Co Inc	1,176	84	Aecon Group Inc	2,261	30
Avista Corp	25,976	1,333	Alten SA	4,768	494
E.ON SE	90,081	962	Argan Inc	3,997	159
Endesa SA	89,499	2,002	Badger Daylighting Ltd	6,056	135
Exelon Corp	3,311	145	China State Construction International Holdings	172,000	179
Huadian Fuxin Energy Corp Ltd	802,000	166	Ltd
Kyushu Electric Power Co Inc	44,900	502	Chiyoda Corp	35,990	264
NextEra Energy Inc	1,179	201	CIMIC Group Ltd	25,381	900
NRG Energy Inc	142	5	Eiffage SA	22,288	2,511
Origin Energy Ltd (a)	61,996	355	Fraport AG Frankfurt Airport Services Worldwide	7,757	697
PG&E Corp	37,136	1,715	Hazama Ando Corp	32,433	244
Power Assets Holdings Ltd	65,500	460	HOCHTIEF AG	6,584	1,069
Red Electrica Corp SA	39,001	817	Japan Airport Terminal Co Ltd	21,500	962
SCANA Corp	28,204	1,081	JGC Corp	18,690	376
Terna Rete Elettrica Nazionale SpA	252,147	1,325	KBR Inc	7,583	159
Vistra Energy Corp (a),(b)	60,700	1,429	Kyowa Exeo Corp	4,340	121
		$12,582	Kyudenko Corp	7,017	267
Electrical Components & Equipment - 0.39%			Mirait Holdings Corp	10,800	169
AMETEK Inc	56,614	4,357	nVent Electric PLC	69,620	1,956
Belden Inc	22,353	1,626	SHO-BOND Holdings Co Ltd	2,440	171
Brother Industries Ltd	19,300	396	TopBuild Corp (a)	860	54
Emerson Electric Co (b)	24,600	1,888	Toyo Engineering Corp (a)	15,890	137
EnerSys	2,015	167	Vinci SA	6,231	595
Funai Electric Co Ltd (a)	20,480	118	Yokogawa Bridge Holdings Corp	7,698	154
Furukawa Electric Co Ltd	2,500	86			$11,803
Schneider Electric SE	16,148	1,312	Entertainment - 0.62%
Ushio Inc	20,590	271	Avex Inc	16,790	225
		$10,221	Cineworld Group PLC	144,199	581
Electronics - 0.64%			CJ CGV Co Ltd	5,058	241
Agilent Technologies Inc (b)	8,600	581	Genting Singapore Ltd	1,270,200	990
Amphenol Corp (b)	8,500	804	IMAX China Holding Inc (c)	77,300	198
AVX Corp	8,316	176	International Game Technology PLC	254,571	5,356
Bel Fuse Inc	6,414	184	Madison Square Garden Co/The (a)	1,560	471
Bizlink Holding Inc	13,652	71	Marriott Vacations Worldwide Corp	4,864	579
Chroma ATE Inc	22,000	121	OPAP SA	45,092	484
FLIR Systems Inc (b)	5,300	333	Pinnacle Entertainment Inc (a)	14,421	494
Fortive Corp (b)	29,744	2,498	Red Rock Resorts Inc	145,509	4,750
Fujitsu General Ltd	28,427	469	Sankyo Co Ltd	49,200	1,883
Halma PLC	26,651	495			$16,252
Hirose Electric Co Ltd	6,215	739	Environmental Control - 0.08%
Hitachi High-Technologies Corp	10,867	426	Covanta Holding Corp	8,181	144
Honeywell International Inc (b)	10,785	1,716	Daiseki Co Ltd	7,319	193
Hosiden Corp	11,080	107	Waste Management Inc (b)	19,924	1,811
Ibiden Co Ltd	18,110	263			$2,148
II-VI Inc (a)	1,780	89	Food - 0.70%
KEMET Corp (a)	5,542	143	Ajinomoto Co Inc	22,539	382
Kyocera Corp	7,242	456	Associated British Foods PLC	12,091	359
LEM Holding SA	164	209	Belc Co Ltd	2,000	105
Mettler-Toledo International Inc (a),(b)	471	275	Campbell Soup Co	45,082	1,779
MINEBEA MITSUMI Inc	43,615	818	CJ CheilJedang Corp	3,183	979
Murata Manufacturing Co Ltd	2,305	397	Cranswick PLC	10,538	442
Nichicon Corp	22,500	257	Dino Polska SA (a),(c)	6,598	162
Nidec Corp	9,400	1,361	Empire Co Ltd	34,400	656
Nippon Ceramic Co Ltd	6,860	184	Ezaki Glico Co Ltd	5,524	278
Orbotech Ltd (a)	14,581	933	Hershey Co/The (b)	11,954	1,202
Rotork PLC	103,394	454	Hostess Brands Inc (a)	13,848	163
Sanmina Corp (a)	4,762	147	Itoham Yonekyu Holdings Inc	29,500	219
Shibaura Electronics Co Ltd	2,600	106	Mondelez International Inc	3,966	169
Siix Corp	10,380	208	Nestle SA	9,190	770
Silergy Corp	11,000	217	Orion Holdings Corp	11,195	200
Taiyo Yuden Co Ltd	3,200	94	Orkla ASA	132,877	1,093
Tokyo Seimitsu Co Ltd	10,953	340	Performance Food Group Co (a)	6,072	201
Trimble Inc (a),(b)	11,600	488	Pinnacle Foods Inc	25,002	1,661
Waters Corp (a),(b)	2,942	557	Post Holdings Inc (a)	17,459	1,698
Yageo Corp	9,250	211	Seven & i Holdings Co Ltd	10,347	421
			SUPERVALU Inc (a)	17,358	561

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Healthcare - Services (continued)
Tesco PLC	702,944	$2,246	Eurofins Scientific SE	2,503	$1,415
Viscofan SA	4,455	324	Fresenius Medical Care AG & Co KGaA	10,240	1,036
Warabeya Nichiyo Holdings Co Ltd	3,350	66	Laboratory Corp of America Holdings (a)	6,194	1,071
Woolworths Group Ltd	90,332	1,844	LifePoint Health Inc (a)	903	58
Yakult Honsha Co Ltd	5,700	405	Orpea	4,449	603
		$18,385	Quest Diagnostics Inc (b)	20,612	2,267
Forest Products & Paper - 0.15%			Syneos Health Inc (a)	2,916	145
Schweitzer-Mauduit International Inc	3,686	150	UnitedHealth Group Inc (b)	12,306	3,304
Smurfit Kappa Group PLC	28,035	1,145			$47,405
UPM-Kymmene OYJ	68,742	2,652	Holding Companies - Diversified - 0.16%
		$3,947	Industrivarden AB	31,366	670
Gas - 0.18%			J2 Acquisition Ltd (a),(c)	38,500	375
China Resources Gas Group Ltd	5,308	24	J2 Acquisition Ltd - Warrants (a)	38,500	17
Snam SpA	444,638	1,826	Matlin and Partners Acquisition Corp - Warrants	103,668	83
Tokyo Gas Co Ltd	41,800	990	(a)
UGI Corp	11,092	599	Mudrick Capital Acquisition Corp (a)	83,975	819
Vectren Corp	16,801	1,196	Mudrick Capital Acquisition Corp - Warrants (a)	83,975	47
		$4,635	Ocean Outdoor Ltd (a),(c),(d)	20,328	195
Hand & Machine Tools - 0.05%			Spectrum Brands Holdings Inc	10,009	869
DMG Mori Co Ltd	12,700	210	Swire Pacific Ltd	101,000	1,143
Finning International Inc	42,400	985			$4,218
Kennametal Inc	3,740	153	Home Builders - 0.12%
		$1,348	Cairn Homes PLC (a)	348,171	646
Healthcare - Products - 0.65%			Glenveagh Properties PLC (a),(c)	431,827	540
Align Technology Inc (a)	2,260	874	Installed Building Products Inc (a)	2,138	100
Asahi Intecc Co Ltd	5,121	195	Land & Houses PCL	584,522	202
Baxter International Inc (b)	26,392	1,963	Land & Houses PCL	498,600	172
BioTelemetry Inc (a)	2,535	157	LGI Homes Inc (a)	2,072	119
Cellavision AB	11,687	316	NVR Inc (a)	563	1,502
Cochlear Ltd	2,283	355			$3,281
Consort Medical PLC	23,937	357	Home Furnishings - 0.09%
Edwards Lifesciences Corp (a),(b)	14,055	2,027	Crompton Greaves Consumer Electricals Ltd	93,225	329
Elekta AB	22,030	288	Hoshizaki Corp	2,600	246
Haemonetics Corp (a)	9,601	1,072	Maxell Holdings Ltd	27,070	436
Hill-Rom Holdings Inc	1,901	185	Pioneer Corp (a)	201,110	235
IDEXX Laboratories Inc (a),(b)	3,073	781	SodaStream International Ltd (a)	5,225	746
InBody Co Ltd	2,529	67	Tempur Sealy International Inc (a)	3,116	173
Insulet Corp (a)	13,977	1,457	TTK Prestige Ltd	858	87
Intuitive Surgical Inc (a),(b)	900	504	Zojirushi Corp	8,200	110
Japan Lifeline Co Ltd	6,650	127			$2,362
K2M Group Holdings Inc (a)	1,181	32	Housewares - 0.00%
Koninklijke Philips NV	13,529	605	Tupperware Brands Corp	4,016	131
Medtronic PLC	2,041	197	Insurance - 2.21%
Merit Medical Systems Inc (a)	3,410	201	Admiral Group PLC	25,905	699
Microport Scientific Corp	138,700	175	Alleghany Corp (b)	4,192	2,648
Natus Medical Inc (a)	4,376	163	AmTrust Financial Services Inc	28,009	407
Nipro Corp	46,378	619	Aspen Insurance Holdings Ltd	11,382	468
NuVasive Inc (a)	2,716	191	Berkshire Hathaway Inc - Class B (a),(b)	27,018	5,639
NxStage Medical Inc (a)	30,709	870	Brighthouse Financial Inc (a),(b)	22,600	938
Olympus Corp	12,500	509	Chubb Ltd	1,226	166
Sartorius Stedim Biotech	3,463	439	Dai-ichi Life Holdings Inc	29,210	557
Shandong Weigao Group Medical Polymer Co	141,508	134	Fairfax Financial Holdings Ltd	1,453	798
Ltd			Fidelity National Financial Inc (b)	26,085	1,046
STERIS PLC	9,405	1,076	Genworth Financial Inc (a)	97,683	454
Straumann Holding AG	1,150	916	Hartford Financial Services Group Inc/The	101,049	5,090
Zimmer Biomet Holdings Inc	1,742	215	James River Group Holdings Ltd	3,824	157
		$17,067	Japan Post Holdings Co Ltd	98,500	1,170
Healthcare - Services - 1.80%			Lancashire Holdings Ltd	16,977	134
Aetna Inc	126,278	25,290	Markel Corp (a),(b)	2,531	3,060
Ain Holdings Inc	1,321	101	MBIA Inc (a)	17,546	180
Alliar Medicos A Frente SA (a)	31,900	98	Medibank Pvt Ltd	192,566	421
Anthem Inc (b)	6,148	1,627	MetLife Inc (b)	42,800	1,964
Apollo Hospitals Enterprise Ltd	9,689	162	MGIC Investment Corp (a)	8,820	112
Centene Corp (a),(b)	30,384	4,451	Muenchener Rueckversicherungs-Gesellschaft	5,472	1,179
Cigna Corp	24,279	4,572	AG in Muenchen
CMIC Holdings Co Ltd	3,900	84	Navigators Group Inc/The	1,300	91
Ensign Group Inc/The	3,978	156	Progressive Corp/The (b)	22,349	1,509
Envision Healthcare Corp (a)	18,240	827	Prudential Financial Inc	37,131	3,648
EPS Holdings Inc	6,800	138	QBE Insurance Group Ltd	390,808	3,101

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Iron & Steel (continued)
Radian Group Inc	10,600	$215	JFE Holdings Inc	14,756	$323
RenaissanceRe Holdings Ltd (b)	12,286	1,634	Kobe Steel Ltd	21,182	177
Sampo Oyj	44,879	2,297	Kyoei Steel Ltd	13,430	246
State Auto Financial Corp	5,024	158	Nakayama Steel Works Ltd	18,690	113
Stewart Information Services Corp	2,074	93	Nippon Steel & Sumitomo Metal Corp	38,700	778
Swiss Re AG	14,694	1,322	Tokyo Steel Manufacturing Co Ltd	55,220	442
T&D Holdings Inc	44,210	672	Vale SA ADR	32,688	431
Third Point Reinsurance Ltd (a)	12,399	166	Yamato Kogyo Co Ltd	11,090	319
Tokio Marine Holdings Inc	6,437	303			$3,715
Universal Insurance Holdings Inc	3,408	152	Leisure Products & Services - 0.14%
Voya Financial Inc	31,250	1,565	CTS Eventim AG & Co KGaA	11,541	512
White Mountains Insurance Group Ltd	683	634	CVC Brasil Operadora e Agencia de Viagens SA	8,800	91
Willis Towers Watson PLC	18,172	2,676	Hana Tour Service Inc	3,527	223
XL Group Ltd	187,487	10,760	Malibu Boats Inc (a)	3,670	177
		$58,283	Nautilus Inc (a)	10,551	155
Internet - 1.65%			Planet Fitness Inc (a)	3,980	204
Alibaba Group Holding Ltd ADR(a)	10,784	1,887	Shimano Inc	9,300	1,435
Alphabet Inc - A Shares (a),(b)	5,445	6,707	Thule Group AB (c)	19,044	451
Alphabet Inc - C Shares (a)	4,250	5,177	Yamaha Motor Co Ltd	14,632	371
Amazon.com Inc (a),(b)	3,002	6,042			$3,619
ASKUL Corp	13,666	395	Lodging - 1.11%
Baozun Inc ADR(a)	5,820	311	Boyd Gaming Corp	123,480	4,497
Booking Holdings Inc (a)	69	135	Caesars Entertainment Corp (a)	136,019	1,387
Cafe24 Corp (a)	1,456	212	Choice Hotels International Inc	15,228	1,189
Cerved Group SpA	51,179	534	Crown Resorts Ltd	100,663	1,029
Com Hem Holding AB	60,044	1,013	Galaxy Entertainment Group Ltd	147,000	1,089
Dip Corp	7,450	177	Hilton Worldwide Holdings Inc (b)	28,178	2,188
DraftKings Inc (a),(d),(e),(f)	54,277	138	Hyatt Hotels Corp	88,357	6,835
Expedia Group Inc	18,847	2,460	ILG Inc	32,418	1,107
F5 Networks Inc (a)	9,846	1,862	InterContinental Hotels Group PLC	20,808	1,285
Facebook Inc (a),(b)	30,275	5,320	Kyoritsu Maintenance Co Ltd	9,771	462
GoDaddy Inc (a)	19,372	1,578	Las Vegas Sands Corp	28,358	1,855
Just Eat PLC (a)	24,184	241	Marcus Corp/The	3,555	144
Klarna Holding AB (a),(d),(e),(f)	808	121	Monarch Casino & Resort Inc (a)	2,720	128
LAC Co Ltd	9,100	157	Tropicana Entertainment Inc (a)	53,176	3,901
Mail.Ru Group Ltd (a)	6,111	132	Wynn Resorts Ltd	14,946	2,217
Mimecast Ltd (a)	4,827	201			$29,313
NCSoft Corp	855	298	Machinery - Construction & Mining - 0.18%
NHN Entertainment Corp (a)	3,771	204	ABB Ltd	43,842	1,033
Palo Alto Networks Inc (a),(b)	1,500	347	Atlas Copco AB - A Shares (a)	46,549	1,327
PChome Online Inc (a)	101,000	467	Caterpillar Inc	3,501	486
Proofpoint Inc (a)	457	54	Epiroc AB (a)	45,373	471
Proto Corp	2,700	39	Hitachi Ltd	157,000	1,025
Q2 Holdings Inc (a)	706	44	Lonking Holdings Ltd	224,000	77
Rakuten Inc	123,800	947	Mitsubishi Electric Corp	16,780	227
Shopify Inc (a)	6,110	890	Tadano Ltd	10,850	119
Shutterfly Inc (a)	2,341	182			$4,765
Spotify Technology SA (a)	5,142	974	Machinery - Diversified - 0.45%
Trend Micro Inc/Japan	6,300	396	Alamo Group Inc	868	83
Wayfair Inc (a)	4,166	563	Briggs & Stratton Corp	7,975	161
Web.com Group Inc (a)	3,382	94	Cognex Corp (b)	11,800	635
Wix.com Ltd (a)	7,688	854	Cummins Inc (b)	11,519	1,633
Yahoo Japan Corp	172,713	593	Deere & Co	540	78
Yandex NV (a)	41,929	1,347	Hisaka Works Ltd	6,090	62
Yume No Machi Souzou Iinkai Co Ltd	6,400	193	Ichor Holdings Ltd (a)	7,559	196
Zendesk Inc (a)	2,537	175	IDEX Corp	10,347	1,585
		$43,461	Interpump Group SpA	12,221	385
Investment Companies - 0.29%			Japan Elevator Service Holdings Co Ltd	3,400	89
Altaba Inc (a)	81,883	5,695	Keyence Corp	2,900	1,642
B. Riley Financial Inc	6,125	140	Mitsubishi Heavy Industries Ltd	17,920	665
GT Capital Holdings Inc	11,964	196	Rockwell Automation Inc (b)	2,000	362
Investor AB	32,290	1,458	Roper Technologies Inc (b)	4,300	1,283
L E Lundbergforetagen AB	5,782	194	Shima Seiki Manufacturing Ltd	1,768	83
		$7,683	Spirax-Sarco Engineering PLC	6,103	565
Iron & Steel - 0.14%			SPX FLOW Inc (a)	3,383	162
Carpenter Technology Corp	2,924	174	Stabilus SA	6,630	583
Chubu Steel Plate Co Ltd	5,800	35	Toshiba Machine Co Ltd	32,910	154
Hitachi Metals Ltd	42,527	491	Washtec AG	5,665	550
Japan Steel Works Ltd/The	7,270	186

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Diversified (continued)			Oil & Gas - 1.53%
Xylem Inc/NY	13,666	$1,037	Andeavor	18,220	$2,784
		$11,993	Baytex Energy Corp (a)	5,440	16
Media - 1.20%			Cabot Oil & Gas Corp (b)	75,500	1,799
Altice USA Inc	389,933	6,987	Canadian Natural Resources Ltd	7,500	256
Comcast Corp - Class A (b)	77,038	2,849	Canadian Natural Resources Ltd	3,186	109
DISH Network Corp (a)	97,441	3,444	Cenovus Energy Inc	52,300	485
Entercom Communications Corp	18,726	147	Centennial Resource Development Inc/DE (a)	8,294	160
FactSet Research Systems Inc	4,537	1,041	Chevron Corp (b)	19,295	2,285
Fuji Media Holdings Inc	12,180	209	Cimarex Energy Co (b)	7,819	661
Global Eagle Entertainment Inc (a)	409,695	1,090	Concho Resources Inc (a),(b)	15,700	2,153
Gray Television Inc (a)	296,695	5,177	ConocoPhillips	52,608	3,863
Liberty Global PLC - C Shares (a)	32,795	849	Cosmo Energy Holdings Co Ltd	2,470	91
Liberty Media Corp-Liberty SiriusXM - C Shares	20,100	946	DCC PLC	13,190	1,191
(a),(b)			Devon Energy Corp	22,867	982
Media Nusantara Citra Tbk PT	2,223,104	137	Diamondback Energy Inc	9,190	1,113
Nippon Television Holdings Inc	21,385	354	Dommo Energia SA ADR(a)	269	8
ProSiebenSat.1 Media SE	9,765	257	Encana Corp	30,907	410
Shaw Communications Inc	56,400	1,138	Energen Corp (a)	5,484	425
TEGNA Inc	12,878	150	Eni SpA	77,353	1,436
Telenet Group Holding NV (a)	9,858	539	Exxon Mobil Corp (b)	10,748	862
Tribune Media Co	11,978	442	Halcon Resources Corp (a)	372,485	1,706
TV Asahi Holdings Corp	7,030	131	Husky Energy Inc	55,500	918
Twenty-First Century Fox Inc - A Shares	93,103	4,227	Imperial Oil Ltd	57,300	1,786
Walt Disney Co/The (b)	6,044	677	Inpex Corp	46,220	505
Wolters Kluwer NV	11,824	750	Japan Petroleum Exploration Co Ltd	13,880	296
		$31,541	Marathon Petroleum Corp (b)	10,360	853
Metal Fabrication & Hardware - 0.06%			Midstates Petroleum Co Inc (a)	149,112	1,734
Advanced Drainage Systems Inc	4,708	148	Newfield Exploration Co (a),(b)	25,454	694
Neturen Co Ltd	6,700	61	Occidental Petroleum Corp (b)	6,100	487
Rexnord Corp (a)	11,979	348	OMV AG	24,613	1,305
Timken Co/The	2,960	144	Patterson-UTI Energy Inc	3,046	52
Tocalo Co Ltd	9,900	114	Petroleo Brasileiro SA ADR	15,581	169
Troax Group AB	13,942	476	Phillips 66 (b)	4,900	581
Tsubaki Nakashima Co Ltd	9,552	195	Pioneer Natural Resources Co (b)	4,100	716
		$1,486	PrairieSky Royalty Ltd	86,800	1,596
Mining - 0.29%			Repsol SA	63,552	1,222
Boliden AB (a)	38,445	1,007	SandRidge Energy Inc (a)	52,101	826
Compass Minerals International Inc	2,141	134	SM Energy Co	54,169	1,630
Constellium NV (a)	254,955	2,970	TOTAL SA	14,145	887
Fresnillo PLC	25,620	298	Valero Energy Corp	589	69
Goldcorp Inc	33,400	361	Viper Energy Partners LP	4,928	192
Mitsui Mining & Smelting Co Ltd	9,485	272	Whiting Petroleum Corp (a)	17,619	897
Pacific Metals Co Ltd (a)	5,820	195			$40,210
Pretium Resources Inc (a)	280,569	2,326	Oil & Gas Services - 0.46%
		$7,563	Baker Hughes a GE Co	117,330	3,868
Miscellaneous Manufacturers - 0.26%			C&J Energy Services Inc (a)	152,648	3,198
Actuant Corp	5,322	157	Halliburton Co (b)	97,367	3,884
Airtac International Group	22,311	214	Oil States International Inc (a)	1,019	35
Alstom SA (a)	19,186	846	SEACOR Holdings Inc (a)	9,883	508
AO Smith Corp (b)	20,966	1,217	TGS NOPEC Geophysical Co ASA	11,223	426
Escorts Ltd	26,394	324	Thermon Group Holdings Inc (a)	5,331	143
Fabrinet (a)	3,033	145			$12,062
FUJIFILM Holdings Corp	27,568	1,165	Packaging & Containers - 0.96%
Illinois Tool Works Inc (b)	11,562	1,606	Amcor Ltd/Australia	80,159	825
ITT Inc	3,439	203	Ball Corp	14,276	598
Lydall Inc (a)	3,186	136	Bemis Co Inc	20,541	1,012
Nikon Corp	31,460	602	Berry Global Group Inc (a)	45,758	2,184
Standex International Corp	200	22	Crown Holdings Inc (a)	158,806	6,798
Sturm Ruger & Co Inc	2,378	156	Graphic Packaging Holding Co	478,951	6,811
		$6,793	Greif Inc - Class A	2,610	144
Office & Business Equipment - 0.18%			KapStone Paper and Packaging Corp	70,485	2,421
Canon Inc	49,890	1,601	Nampak Ltd (a)	210,282	226
Konica Minolta Inc	127,700	1,299	Packaging Corp of America	6,773	744
Xerox Corp	56,924	1,586	Sealed Air Corp	66,461	2,666
Zebra Technologies Corp (a)	1,027	176	Silgan Holdings Inc (b)	16,342	445
		$4,662	Vidrala SA	4,768	460
			WestRock Co	851	47
Office Furnishings - 0.01%					$25,381
Knoll Inc	6,943	163

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals - 1.64%			REITs (continued)
Aerie Pharmaceuticals Inc (a)	3,120	$191	Easterly Government Properties Inc	7,217	$146
Akorn Inc (a)	32,374	508	Education Realty Trust Inc	12,619	522
Allergan PLC	2,797	536	Essex Property Trust Inc (b)	1,700	419
AmerisourceBergen Corp (b)	22,170	1,995	Forest City Realty Trust Inc	44,809	1,127
AstraZeneca PLC	10,007	755	Four Corners Property Trust Inc	4,418	119
Bayer AG	45,141	4,213	Gaming and Leisure Properties Inc	124,836	4,468
Bristol-Myers Squibb Co (b)	30,352	1,837	Goodman Group	86,255	664
Cardinal Health Inc (b)	16,200	845	Gramercy Property Trust	16,658	456
China Biologic Products Holdings Inc (a)	19,566	1,754	Grivalia Properties REIC AE	52,054	515
China Traditional Chinese Medicine Holdings	310,000	226	Hersha Hospitality Trust	6,555	155
Co Ltd			Hibernia REIT plc	304,633	530
CVS Health Corp	8,913	671	Hoshino Resorts REIT Inc	11	56
DexCom Inc (a)	829	120	Japan Real Estate Investment Corp	152	808
Eisai Co Ltd	20,660	1,870	LaSalle Hotel Properties	9,000	316
Eli Lilly & Co	1,410	149	Liberty Property Trust (b)	18,700	818
Express Scripts Holding Co (a)	36,043	3,173	Macerich Co/The (b)	11,000	646
Galapagos NV ADR(a)	1,213	123	Monmouth Real Estate Investment Corp	8,381	146
Global Blood Therapeutics Inc (a)	3,223	158	MTGE Investment Corp	5,616	110
Heron Therapeutics Inc (a)	1,757	68	New York REIT Inc (a),(b)	44,256	825
Johnson & Johnson (b)	17,807	2,398	Nippon Building Fund Inc	198	1,153
Mylan NV (a)	177,759	6,956	Outfront Media Inc	7,381	147
MyoKardia Inc (a)	760	47	Pebblebrook Hotel Trust	4,263	165
Nippon Shinyaku Co Ltd	5,354	315	PotlatchDeltic Corp	11,153	539
Novartis AG	14,119	1,171	Prologis Inc (b)	46,330	3,112
Ono Pharmaceutical Co Ltd	6,160	162	Public Storage	4,304	915
PRA Health Sciences Inc (a)	1,652	174	Ramco-Gershenson Properties Trust	10,636	148
Recordati SpA	22,111	775	RioCan Real Estate Investment Trust	4,600	89
Roche Holding AG	11,615	2,880	Segro PLC	41,348	353
Sarepta Therapeutics Inc (a)	17,809	2,458	Simon Property Group Inc (b)	5,800	1,062
Shionogi & Co Ltd	20,400	1,186	Starwood Property Trust Inc	318	7
Sinopharm Group Co Ltd	61,012	304	Unibail-Rodamco-Westfield	9,310	1,955
Takeda Pharmaceutical Co Ltd	63,140	2,630	VEREIT Inc (b)	173,400	1,356
UCB SA	16,724	1,531	VICI Properties Inc (f)	242,155	5,063
Zoetis Inc (b)	10,191	924	Vicinity Centres	242,941	484
		$43,103	Weyerhaeuser Co (b)	22,500	781
Pipelines - 0.13%					$35,163
Cheniere Energy Inc (a),(b)	6,300	422	Retail - 1.32%
Kinder Morgan Inc/DE (b)	81,200	1,437	Ace Hardware Indonesia Tbk PT	1,120,600	103
Pembina Pipeline Corp	15,100	515	Adastria Co Ltd	4,800	58
Williams Cos Inc/The (b)	38,824	1,149	Advance Auto Parts Inc	13,165	2,159
		$3,523	Alsea SAB de CV	47,300	169
Private Equity - 0.03%			CarMax Inc (a)	12,608	984
3i Group PLC	53,929	628	Cawachi Ltd	5,060	97
Kennedy-Wilson Holdings Inc	5,956	128	Children's Place Inc/The	861	121
		$756	Chipotle Mexican Grill Inc (a),(b)	900	428
Real Estate - 0.18%			Cie Financiere Richemont SA	9,508	840
China Overseas Land & Investment Ltd	131,000	415	Citizen Watch Co Ltd	41,750	286
Corp Inmobiliaria Vesta SAB de CV	78,100	111	CJ ENM Co Ltd	1,818	411
D Carnegie & Co AB (a)	20,863	397	Clicks Group Ltd	18,619	257
Hongkong Land Holdings Ltd	112,000	775	cocokara fine Inc	2,049	122
LEG Immobilien AG	4,844	591	Costco Wholesale Corp (b)	7,418	1,729
Marcus & Millichap Inc (a)	2,940	107	Dollar General Corp (b)	3,700	399
Metrovacesa SA (a),(c)	32,173	476	Dollar Tree Inc (a)	8,367	674
Mitsubishi Estate Co Ltd	9,800	162	Dollarama Inc	40,700	1,539
Neinor Homes SA (a),(c)	24,508	451	Domino's Pizza Inc (b)	3,563	1,064
Oberoi Realty Ltd	33,533	209	DP Eurasia NV (a),(c)	73,067	85
Parque Arauco SA	89,563	224	Fast Retailing Co Ltd	3,100	1,445
Swiss Prime Site AG (a)	9,346	861	Five Below Inc (a)	436	51
WeWork Cos Inc (a),(d),(e),(f)	356	22	Floor & Decor Holdings Inc (a)	20,266	745
		$4,801	Gourmet Master Co Ltd	24,288	174
REITs - 1.33%			H2O Retailing Corp	7,951	125
AGNC Investment Corp (b)	50,200	955	Home Depot Inc/The (b)	10,998	2,208
Agree Realty Corp	1,592	91	Honeys Holdings Co Ltd	7,480	68
American Tower Corp	4,494	670	Hyundai Department Store Co Ltd	6,264	560
CareTrust REIT Inc	5,398	100	IDOM Inc	11,600	39
CoreCivic Inc	6,891	178	Jand Inc (a),(d),(e),(f)	1,693	24
Crown Castle International Corp	6,612	754	Jollibee Foods Corp	30,080	162
CyrusOne Inc	10,345	693	K's Holdings Corp	4,800	58
Duke Realty Corp (b)	54,300	1,547	Luxottica Group SpA	34,733	2,303

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Retail (continued)			Semiconductors (continued)
Magazine Luiza SA	5,100	$162	Xperi Corp	9,429	$148
Maisons du Monde SA (c)	13,037	382			$18,203
Matahari Department Store Tbk PT	462,800	236	Software - 2.15%
McDonald's Corp (b)	3,802	617	2U Inc (a)	1,040	93
McDonald's Holdings Co Japan Ltd	20,000	878	Activision Blizzard Inc	4,422	319
Michaels Cos Inc/The (a)	7,757	132	Acxiom Corp (a)	1,167	53
Mitra Adiperkasa Tbk PT	4,964,462	282	Adobe Systems Inc (a),(b)	6,578	1,734
Next PLC	4,412	315	Allscripts Healthcare Solutions Inc (a)	10,983	161
Nishimatsuya Chain Co Ltd	11,640	126	Alpha Systems Inc	1,440	35
Noodles & Co (a)	14,395	177	Amadeus IT Group SA	10,989	1,019
PAL GROUP Holdings Co Ltd	5,480	122	athenahealth Inc (a)	883	136
Panera Bread Co (a),(d),(e),(f)	1,664	18	Autodesk Inc (a)	13,826	2,134
Qurate Retail Inc (a),(b)	12,400	258	Avid Technology Inc (a)	30,249	179
Raia Drogasil SA	17,500	332	Birst Inc (a),(d),(e),(f)	21,065	4
Rite Aid Corp (a)	8,438	12	Black Knight Inc (a)	16,834	899
Ross Stores Inc (b)	14,176	1,358	CA Inc	46,786	2,049
Ruth's Hospitality Group Inc	4,252	131	Cadence Design Systems Inc (a),(b)	39,200	1,844
Seria Co Ltd	1,565	64	CDK Global Inc (b)	19,900	1,240
Shanghai Pharmaceuticals Holding Co Ltd	128,700	338	Cerner Corp (a),(b)	11,400	742
Shimamura Co Ltd	2,250	208	Citrix Systems Inc (a),(b)	17,180	1,959
Starbucks Corp (b)	26,202	1,400	Constellation Software Inc/Canada	2,572	1,961
Superdry PLC	12,626	195	Cresco Ltd	3,598	94
Swatch Group AG/The	5,005	405	CSG Systems International Inc	4,196	157
Tapestry Inc (b)	7,400	375	DeNA Co Ltd	36,630	633
Target Corp (b)	3,400	297	DocuSign Inc (a)	8,108	506
TJX Cos Inc/The (b)	10,300	1,133	Douzone Bizon Co Ltd	1,044	54
United Arrows Ltd	4,100	150	Dun & Bradstreet Corp/The	6,418	917
Vera Bradley Inc (a)	10,132	149	Electronic Arts Inc (a),(b)	4,656	528
Walmart Inc (b)	13,324	1,277	Envestnet Inc (a)	2,534	160
Westlife Development Ltd (a)	65,897	368	Everbridge Inc (a)	2,826	170
Wingstop Inc	1,762	118	Fair Isaac Corp (a)	826	191
Xebio Holdings Co Ltd	13,540	197	Fidelity National Information Services Inc (b)	29,001	3,137
Yum China Holdings Inc	38,738	1,498	First Derivatives PLC	6,872	377
Yum! Brands Inc (b)	17,251	1,499	Five9 Inc (a)	438	21
		$34,696	Gree Inc	49,580	251
Savings & Loans - 0.05%			Guidewire Software Inc (a)	14,604	1,469
Beneficial Bancorp Inc	3,569	63	HubSpot Inc (a)	1,063	153
OceanFirst Financial Corp	4,654	136	Intuit Inc (b)	6,700	1,471
Sterling Bancorp/DE	42,079	962	Kingdee International Software Group Co Ltd	47,040	54
United Financial Bancorp Inc	8,740	155	Linx SA	41,800	174
		$1,316	Microsoft Corp (b)	81,276	9,129
Semiconductors - 0.69%			Monotype Imaging Holdings Inc	5,393	111
ams AG (a)	3,880	307	Nexon Co Ltd (a)	24,000	301
ASPEED Technology Inc	11,000	256	Nuance Communications Inc (a)	72,648	1,186
Broadcom Inc	19,239	4,214	Omnicell Inc (a)	2,189	151
Cypress Semiconductor Corp	8,402	145	Oracle Corp	41,736	2,027
Enplas Corp	4,110	117	Oracle Corp Japan	5,500	461
Entegris Inc	1,803	61	Paychex Inc (b)	12,037	882
FormFactor Inc (a)	9,888	153	Pivotal Software Inc (a)	20,942	581
Hamamatsu Photonics KK	26,900	1,081	PROS Holdings Inc (a)	4,228	156
Inari Amertron Bhd	212,800	116	PTC Inc (a)	58,723	5,869
Infineon Technologies AG	52,857	1,344	salesforce.com Inc (a)	7,393	1,129
King Yuan Electronics Co Ltd	326,500	231	SAP SE	8,633	1,036
Maxim Integrated Products Inc	19,078	1,154	SendGrid Inc (a)	2,891	105
Miraial Co Ltd	4,510	50	ServiceNow Inc (a)	4,727	928
Nova Measuring Instruments Ltd (a)	5,165	152	SS&C Technologies Holdings Inc	19,226	1,141
NVIDIA Corp (b)	2,300	646	Synopsys Inc (a),(b)	11,100	1,134
NXP Semiconductors NV (a)	25,263	2,353	TechMatrix Corp	7,500	143
Rohm Co Ltd	3,121	282	TiVo Corp	10,930	149
Samsung Electronics Co Ltd	33,518	1,457	Veeva Systems Inc (a),(b)	9,336	974
Shinko Electric Industries Co Ltd	11,330	107	Workday Inc (a),(b)	9,954	1,538
Silicon Motion Technology Corp ADR	3,018	178	Zuora Inc (a),(f)	18,094	499
Sino-American Silicon Products Inc (a)	48,950	140			$56,708
SOITEC (a)	4,839	376	Storage & Warehousing - 0.01%
Teradyne Inc	25,887	1,066	ID Logistics Group (a)	2,084	369
Tower Semiconductor Ltd (a)	6,690	146	Telecommunications - 0.87%
Xcerra Corp (a)	12,765	185	ADTRAN Inc	8,296	143
Xilinx Inc (b)	22,325	1,738	Arista Networks Inc (a),(b)	1,100	329
			AT&T Inc (b)	50,681	1,618

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 16.42%	Shares Held Value (000's)
Telecommunications (continued)			Exchange Traded Funds - 0.48%
BCE Inc	11,300	$461	Financial Select Sector SPDR Fund	30,168	$855
Calix Inc (a)	19,953	156	Invesco QQQ Trust Series 1	7,273	1,358
CenturyLink Inc	7,066	151	iShares China Large-Cap ETF	12,396	525
China Mobile Ltd	85,689	806	iShares J.P. Morgan USD EM Bond UCITS ETF	96,800	10,145
China Telecom Corp Ltd	2,388,000	1,123			$12,883
Cisco Systems Inc (b)	13,800	659	Money Market Funds - 15.94%
Gogo Inc (a)	152,491	685	Morgan Stanley Institutional Liquidity Funds -	24,299,589	24,300
Goodman Networks Inc (a),(d),(e)	142,878	—	Government Portfolio 1.85%(g),(h)
Hellenic Telecommunications Organization SA	47,656	607	Principal Government Money Market Fund	395,686,258	395,686
HKT Trust & HKT Ltd	303,000	391	1.84%(h),(i),(x)
HMS Networks AB	12,338	200			$419,986
Intelsat SA (a)	57,652	1,267	TOTAL INVESTMENT COMPANIES		$432,869
Juniper Networks Inc (b)	8,400	239	CONVERTIBLE PREFERRED STOCKS
KDDI Corp	25,700	679	- 0.35%	Shares Held Value (000's)
LogMeIn Inc	8,735	751	Agriculture - 0.03%
Loral Space & Communications Inc (a)	38,022	1,686	Bunge Ltd 4.88%	6,930	$735
Mitel Networks Corp (a)	41,977	462	Computers - 0.01%
Motorola Solutions Inc (b)	35,265	4,527	NCR Corp 5.50%, PIK 1.38% (j),(k)	294	337
NETGEAR Inc (a)	2,057	146
Nippon Telegraph & Telephone Corp	8,291	369	Diversified Financial Services - 0.01%
Nokia OYJ	139,417	778	2017 Mandatory Exchangeable Trust 5.19%,	2,150	254
NTT DOCOMO Inc	76,100	1,972	12/1/2020 (c)
Oclaro Inc (a)	33,316	318	Electric - 0.04%
Ooma Inc (a)	9,150	146	Black Hills Corp 7.75%, 11/1/2018 (b)	10,000	634
Plantronics Inc	2,220	149	Sempra Energy 6.00%, 1/15/2021	2,225	229
Samsung SDI Co Ltd	2,062	437	Sempra Energy 6.75%, 7/15/2021	950	98
SoftBank Group Corp	2,670	247			$961
Sprint Corp (a)	157,550	963	Electronics - 0.01%
Verizon Communications Inc (b)	8,700	473	Fortive Corp 5.00%, 7/1/2021	350	376
		$22,938	Food - 0.00%
Textiles - 0.01%			Post Holdings Inc 2.50%	725	129
Seiren Co Ltd	6,879	117	Gas - 0.00%
Toyobo Co Ltd	9,900	181	South Jersey Industries Inc 7.25%, 4/15/2021	1,500	81
		$298	Insurance - 0.01%
Toys, Games & Hobbies - 0.05%			Assurant Inc 6.50%, 3/15/2021	2,100	233
Bandai Namco Holdings Inc	3,616	140	Internet - 0.01%
Nintendo Co Ltd	3,400	1,224	Airbnb, Inc 0.00% (a),(d),(e),(f)	1,685	195
		$1,364	Investment Companies - 0.14%
Transportation - 0.80%			Mandatory Exchangeable Trust 5.75%, 6/1/2019	18,658	3,661
Canadian National Railway Co	36,101	3,211	(c)
CH Robinson Worldwide Inc (b)	5,800	557	Metal Fabrication & Hardware - 0.01%
CJ Logistics Corp (a)	4,343	601	Rexnord Corp 5.75%, 11/15/2019	2,750	169
CSX Corp	14,650	1,087
Dorian LPG Ltd (a)	41,612	317	Oil & Gas - 0.01%
DSV A/S	19,969	1,875	Chesapeake Energy Corp 5.75% (j)	355	227
Expeditors International of Washington Inc	8,870	650	REITs - 0.07%
FedEx Corp	440	107	QTS Realty Trust Inc 6.50% (j)	750	83
Forward Air Corp	2,301	148	Welltower Inc 6.50% (b),(j)	28,100	1,748
Genesee & Wyoming Inc (a)	18,103	1,591			$1,831
Golar LNG Ltd	172,455	4,408	Retail - 0.00%
JB Hunt Transport Services Inc (b)	9,800	1,183	Jand Inc 0.00% (a),(d),(e),(f)	3,781	54
Kamigumi Co Ltd	21,200	430	TOTAL CONVERTIBLE PREFERRED STOCKS		$9,243
Kansas City Southern (b)	11,495	1,333	PREFERRED STOCKS - 0.25%	Shares Held Value (000's)
Keikyu Corp	60,600	1,047	Automobile Manufacturers - 0.09%
Knight-Swift Transportation Holdings Inc	8,773	299	Porsche Automobil Holding SE 1.76%	23,249	1,471
Nippon Yusen KK	21,726	409	Volkswagen AG 3.96%	5,434	888
Scorpio Tankers Inc	180,805	347			$2,359
Seibu Holdings Inc	7,300	132	Banks - 0.01%
XPO Logistics Inc (a)	4,916	524	Itau Unibanco Holding SA 0.18%	31,100	324
Yamato Holdings Co Ltd	28,100	836	Chemicals - 0.06%
		$21,092	FUCHS PETROLUB SE 0.91%	29,251	1,713
Trucking & Leasing - 0.03%			Electrical Components & Equipment - 0.00%
GATX Corp	8,147	688	Lithium Technology Corp 0.00% (a),(d),(e),(f)	59,552	1
Water - 0.02%			Internet - 0.05%
Connecticut Water Service Inc	1,090	75	Pinterest Inc 0.00% (a),(d),(e),(f)	87,425	544
SJW Group	184	11	Uber Technologies Inc 0.00% (a),(d),(e),(f)	14,315	622
Veolia Environnement SA	23,935	504	Veracode Inc 0.00% (a),(d),(e),(f)	6,031	24
		$590			$1,190
TOTAL COMMON STOCKS		$1,016,563

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund August 31, 2018

PREFERRED STOCKS (continued)	Shares Held Value (000’s)			Principal
Private Equity - 0.01%			BONDS (continued)	Amount (000’s) Value (000’s)
Forward Venture Services LLC 0.00% (a),(d),(e),(f)	54,650	$272	Automobile Asset Backed Securities (continued)
Real Estate - 0.02%			First Investors Auto Owner Trust 2014-2
WeWork Cos Inc Series D-1 0.00% (a),(d),(e),(f)	4,867	304	3.47%, 02/15/2021(c)	$120	$120
WeWork Cos Inc Series D-2 0.00% (a),(d),(e),(f)	3,824	238	First Investors Auto Owner Trust 2015-1
		$542	3.59%, 01/18/2022(c)	100	100
Software - 0.01%			First Investors Auto Owner Trust 2015-2
Marklogic Corp 0.00% (a),(d),(e),(f)	14,832	148	4.22%, 12/15/2021(c)	565	570
Telecommunications - 0.00%			First Investors Auto Owner Trust 2016-2
GCI Liberty Inc 5.00%, 3/10/2039 (j)	105	3	3.35%, 11/15/2022(c)	70	69
Goodman Networks Inc 0.00% (a),(d),(e)	169,992	127	Flagship Credit Auto Trust 2015-1
		$130	3.76%, 06/15/2021(c)	165	166
			Ford Credit Auto Owner Trust 2015-B
Trucking & Leasing - 0.00%			1.16%, 11/15/2019	4	4
AerGen Aviation Finance Ltd 0.00% (a),(d),(e),(f)	12,150	—	Ford Credit Auto Owner Trust 2017-A
TOTAL PREFERRED STOCKS		$6,679	2.18%, 12/15/2019	149	149
	Principal		1.00 x 1 Month LIBOR + 0.12%
BONDS - 25.39%	Amount (000's) Value (000's)		Hertz Vehicle Financing II LP
Aerospace & Defense - 0.07%			3.29%, 10/25/2023(c)	315	308
Leonardo US Holdings Inc			Honda Auto Receivables 2016-4 Owner Trust
6.25%, 01/15/2040(c)	$716	$744	1.21%, 12/18/2020	1,050	1,041
Triumph Group Inc			Honda Auto Receivables 2017-1 Owner Trust
7.75%, 08/15/2025	1,260	1,224	1.72%, 07/21/2021	310	308
		$1,968	Honda Auto Receivables 2017-3 Owner Trust
Airlines - 0.03%			1.79%, 09/20/2021	380	375
Latam Airlines 2015-1 Pass Through Trust B			Honda Auto Receivables 2018-1 Owner Trust
4.50%, 08/15/2025	936	913	2.64%, 02/15/2022	1,175	1,169
Automobile Asset Backed Securities - 0.70%			Motor 2017-1 PLC
ACC Trust 2018-1			2.59%, 09/25/2024(c)	715	715
3.70%, 12/21/2020(c)	142	142	1.00 x 1 Month LIBOR + 0.53%
AmeriCredit Automobile Receivables 2015-4			Nissan Auto Receivables 2016-C Owner Trust
3.72%, 12/08/2021	189	190	1.18%, 01/15/2021	165	163
AmeriCredit Automobile Receivables Trust			Nissan Auto Receivables 2017-A Owner Trust
2016-2			1.74%, 08/16/2021	375	371
3.65%, 05/09/2022	80	80	2.12%, 01/15/2020	74	74
Americredit Automobile Receivables Trust 2018-2			1.00 x 1 Month LIBOR + 0.06%
4.01%, 07/18/2024	550	552	Nissan Auto Receivables 2018-A Owner Trust
CarMax Auto Owner Trust 2017-4			2.65%, 05/16/2022	745	742
2.19%, 04/15/2021	642	642	Prestige Auto Receivables Trust 2016-1
1.00 x 1 Month LIBOR + 0.13%			5.15%, 11/15/2021(c)	815	824
CarMax Auto Owner Trust 2018-2			Santander Drive Auto Receivables Trust 2018-2
3.99%, 04/15/2025	320	320	3.88%, 02/15/2024	800	798
Chesapeake Funding II LLC			Tidewater Auto Receivables Trust 2018-A
3.57%, 04/15/2030(c)	175	174	4.30%, 11/15/2024(c)	100	100
3.71%, 05/15/2029(c)	130	130	Toyota Auto Receivables 2016-C
3.92%, 04/15/2030(c)	455	453	1.14%, 08/17/2020	105	104
CIG AUTO RECEIVABLES TRUST 2017-1			Toyota Auto Receivables 2017-A Owner Trust
2.71%, 05/15/2023(c)	86	86	1.73%, 02/16/2021	460	456
CPS Auto Receivables Trust 2017-D			2.13%, 09/16/2019	100	100
3.73%, 09/15/2023(c)	190	188	1.00 x 1 Month LIBOR + 0.07%
CPS Auto Receivables Trust 2018-A			Toyota Auto Receivables 2017-C Owner Trust
3.05%, 12/15/2023(c)	105	104	2.14%, 07/15/2020	881	881
Drive Auto Receivables Trust 2018-1			1.00 x 1 Month LIBOR + 0.08%
3.81%, 05/15/2024	685	683	USAA Auto Owner Trust 2016-1
DT Auto Owner Trust 2014-3			1.20%, 06/15/2020	118	118
4.47%, 11/15/2021(c)	108	108	Veros Automobile Receivables Trust 2017-1
DT Auto Owner Trust 2015-2			2.84%, 04/17/2023(c)	159	158
4.25%, 02/15/2022(c)	229	230	Westlake Automobile Receivables Trust 2017-1
DT Auto Owner Trust 2016-1			3.46%, 10/17/2022(c)	145	145
4.66%, 12/15/2022(c)	1,335	1,350	Westlake Automobile Receivables Trust 2018-1
DT Auto Owner Trust 2016-2			3.41%, 05/15/2023(c)	175	174
5.43%, 11/15/2022(c)	820	834	Westlake Automobile Receivables Trust 2018-3
DT Auto Owner Trust 2018-2			2.52%, 01/18/2022(c),(d),(e)	1,110	1,110
4.15%, 03/15/2024(c)	290	290	1.00 x 1 Month LIBOR + 0.35%
Fifth Third Auto Trust 2017-1			4.00%, 10/16/2023(c)	225	226
2.21%, 04/15/2020	202	202			$18,466
1.00 x 1 Month LIBOR + 0.15%
First Investors Auto Owner Trust 2014-1
3.28%, 04/15/2021(c)	70	70

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities - 0.06%				Banks (continued)
NextGear Floorplan Master Owner Trust				Toronto-Dominion Bank/The
2.74%, 10/17/2022(c)		$850	$854	2.75%, 01/18/2019	$630	$631
1.00 x 1 Month LIBOR + 0.68%				3 Month LIBOR + 0.42%
2.91%, 04/18/2022(c)		715	719	US Bank NA/Cincinnati OH
1.00 x 1 Month LIBOR + 0.85%				2.66%, 01/24/2020	1,255	1,258
			$1,573	3 Month LIBOR + 0.32%
Automobile Manufacturers - 0.17%						$30,202
BMW US Capital LLC				Beverages - 0.18%
2.75%, 09/13/2019(c)		1,205	1,209	CEDC Finance Corp International Inc
3 Month LIBOR + 0.41%				10.00%, 12/31/2022(c)	3,481	2,697
General Motors Financial Co Inc				PepsiCo Inc
3.27%, 04/13/2020		1,500	1,511	2.39%, 05/02/2019	1,430	1,431
3 Month LIBOR + 0.93%				3 Month LIBOR + 0.04%
Nissan Motor Acceptance Corp				2.61%, 10/04/2019	610	612
2.92%, 01/13/2020(c)		1,215	1,220	3 Month LIBOR + 0.27%
3 Month LIBOR + 0.58%						$4,740
Toyota Motor Credit Corp				Biotechnology - 0.11%
2.77%, 10/18/2019		605	608	Gilead Sciences Inc
3 Month LIBOR + 0.44%				2.54%, 03/20/2019	1,415	1,417
			$4,548	3 Month LIBOR + 0.22%
Banks- 1.15%				2.57%, 09/20/2019	1,415	1,417
ABQ Finance Ltd				3 Month LIBOR + 0.25%
3.50%, 02/22/2022		8,875	8,634			$2,834
Banco Hipotecario SA				Chemicals - 1.02%
44.06%, 11/07/2022(c)	ARS	10,245	218	CNAC HK Finbridge Co Ltd
Argentina Deposit Rates Badlar + 4.00%				3.50%, 07/19/2022	7,375	7,168
36.33%, 01/12/2020(c)		9,230	224	Equate Petrochemical BV
Argentina Deposit Rates Badlar + 2.50%				4.25%, 11/03/2026	7,790	7,671
Banco Macro SA				Hexion Inc
17.50%, 05/08/2022(c)		5,115	80	6.63%, 04/15/2020	5,080	4,807
Banco Supervielle SA				10.38%, 02/01/2022(c)	1,041	1,025
39.12%, 08/09/2020(c)		11,000	256	10.00%, 04/15/2020	1,041	1,029
Argentina Deposit Rates Badlar + 4.50%				Hexion Inc / Hexion Nova Scotia Finance ULC
Bank of America NA				9.00%, 11/15/2020	838	710
2.56%, 08/28/2020		$2,640	2,642	Momentive Performance Materials Inc
3 Month LIBOR + 0.25%				3.88%, 10/24/2021	4,314	4,605
Citibank NA						$27,015
2.69%, 02/12/2021		1,385	1,385	Commercial Mortgage Backed Securities - 1.68%
3 Month LIBOR + 0.35%				Banc of America Commercial Mortgage Trust
Deutsche Bank AG/New York NY				2007-4
4.88%, 12/01/2032(l)		600	521	5.93%, 02/10/2051(c),(n)	1,740	1,768
USD ICE SWAP Rate NY 5 + 2.55%				BANK 2017-BNK9
Financiera de Desarrollo Territorial SA Findeter				3.37%, 11/15/2054(c)	1,221	782
7.88%, 08/12/2024(c)	COP 3,380,000		1,133	BXMT 2017-FL1 Ltd
HSH N Funding I Via Banque de Luxembourg				4.01%, 06/15/2035(c)	365	367
0.00%, 12/31/2049(a),(j)	EUR	3,630	1,548	1.00 x 1 Month LIBOR + 1.95%
Euribor 12 Month + 2.15%				CCRESG Commercial Mortgage Trust
JPMorgan Chase & Co				2016-HEAT
2.98%, 06/01/2021		$1,425	1,433	5.67%, 04/10/2029(c),(n)	255	260
3 Month LIBOR + 0.68%				CFCRE Commercial Mortgage Trust 2017-C8
JPMorgan Chase Bank NA				5.12%, 06/15/2050(n)	710	728
2.54%, 09/01/2020		2,640	2,641	Citigroup Commercial Mortgage Trust
3 Month LIBOR + 0.23%				2014-GC19
2.59%, 02/13/2020		1,385	1,386	4.67%, 03/10/2047(c),(n)	1,795	1,384
3 Month LIBOR + 0.25%				5.17%, 03/10/2047(c),(n)	1,854	1,878
2.93%, 09/23/2019		1,215	1,221	Citigroup Commercial Mortgage Trust
3 Month LIBOR + 0.59%				2015-GC33
Mitsubishi UFJ Financial Group Inc				4.72%, 09/10/2058(c),(n)	1,354	1,064
2.98%, 07/26/2021		1,345	1,351	COMM 2014-CCRE15 Mortgage Trust
3 Month LIBOR + 0.65%				4.38%, 02/10/2047(c),(n)	775	641
3.54%, 07/26/2021		1,345	1,350	COMM 2014-CCRE18 Mortgage Trust
Oesterreichische Kontrollbank AG				3.60%, 07/15/2047(c)	1,925	1,361
2.88%, 09/07/2021(m)		410	410	COMM 2014-CCRE20 Mortgage Trust
RESPARCS Funding II LP				3.22%, 11/10/2047(c)	1,025	740
0.00%, 12/31/2049(a),(j)	EUR	1,481	653	COMM 2015-CCRE25 Mortgage Trust
Sumitomo Mitsui Banking Corp				3.95%, 08/10/2048(n)	2,280	1,902
2.87%, 01/11/2019		$1,225	1,227	COMM 2015-CCRE27 Mortgage Trust
3 Month LIBOR + 0.54%				3.25%, 10/10/2048(c)	2,800	2,010

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
COMM 2015-LC19 Mortgage Trust				Wachovia Bank Commercial Mortgage Trust
4.40%, 02/10/2048(c),(n)		$733	$529	Series 2006-C25
COMM 2015-LC21 Mortgage Trust				5.36%, 05/15/2043(c),(n)	$799	$759
1.20%, 07/10/2048(c),(n),(o)		10,000	645	Wells Fargo Commercial Mortgage Trust
1.20%, 07/10/2048(c),(n),(o)		3,125	191	2015-C26
3.25%, 07/10/2048(c)		1,300	891	3.59%, 02/15/2048(c)	1,480	1,225
COMM 2016-SAVA Mortgage Trust				Wells Fargo Commercial Mortgage Trust
5.06%, 10/15/2034(c)		370	371	2015-C31
1.00 x 1 Month LIBOR + 3.00%				3.85%, 11/15/2048	1,040	866
Commercial Mortgage Pass Through Certificates				Wells Fargo Commercial Mortgage Trust
3.25%, 02/10/2049(c)		850	605	2015-LC20
Commercial Mortgage Trust 2005-GG5				2.63%, 04/15/2050(c)	988	597
5.60%, 04/10/2037(n)		122	121	Wells Fargo Commercial Mortgage Trust
CSMC 2014-USA OA LLC				2015-LC22
4.37%, 09/15/2037(c)		825	744	3.36%, 09/15/2058(c)	260	179
Ginnie Mae				Wells Fargo Commercial Mortgage Trust
0.58%, 01/16/2053(n),(o)		6,557	257	2015-NXS1
GS Mortgage Securities Trust 2007-GG10				2.88%, 05/15/2048(c),(n)	1,485	1,026
5.98%, 08/10/2045(n)		216	219	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2014-GC20				2016-NXS6
5.13%, 04/10/2047(c),(n)		1,820	1,508	2.00%, 11/15/2049(c),(n),(o)	7,575	981
GS Mortgage Securities Trust 2015-GC32				2.46%, 11/15/2049(c),(n)	2,570	1,505
4.56%, 07/10/2048(c),(n)		2,476	1,718	WFRBS Commercial Mortgage Trust 2011-C3
JP Morgan Chase Commercial Mortgage				5.86%, 03/15/2044(c),(n)	350	314
Securities Trust 2007-LDP10				WFRBS Commercial Mortgage Trust 2011-C4
5.46%, 01/15/2049(n)		37	37	5.40%, 06/15/2044(c),(n)	845	823
JP Morgan Chase Commercial Mortgage				WFRBS Commercial Mortgage Trust 2012-C6
Securities Trust 2013-C13				5.77%, 04/15/2045(c),(n)	500	509
3.99%, 01/15/2046(c),(n)		268	227	WFRBS Commercial Mortgage Trust 2012-C7
JPMBB Commercial Mortgage Securities Trust				4.98%, 06/15/2045(c),(n)	225	185
2013-C12				WFRBS Commercial Mortgage Trust 2014-LC14
4.23%, 07/15/2045(c),(n)		1,300	1,017	3.50%, 03/15/2047(c),(n)	1,300	935
JPMBB Commercial Mortgage Securities Trust						$44,200
2013-C17				Commercial Services - 0.34%
3.87%, 01/15/2047(c),(n)		750	565	APX Group Inc
JPMBB Commercial Mortgage Securities Trust				7.63%, 09/01/2023	1,300	1,171
2014-C26				Atento Luxco 1 SA
4.00%, 01/15/2048(c)		1,300	1,011	6.13%, 08/10/2022	6,685	6,538
JPMBB Commercial Mortgage Securities Trust				Cenveo Corp
2015-C29				0.00%, 08/01/2019(a),(c)	4,977	1,344
3.82%, 05/15/2048(n)		580	477			$9,053
3.90%, 05/15/2048(c),(n)		2,160	1,525	Computers - 0.27%
JPMBB Commercial Mortgage Securities Trust				Apple Inc
2016-	C1			2.54%, 02/07/2020	720	722
4.90%, 03/15/2049(c),(n)		1,806	1,340	3 Month LIBOR + 0.20%
Morgan Stanley Bank of America Merrill Lynch				IBM Credit LLC
Trust 2014 C19				2.50%, 02/05/2021	1,370	1,375
3.25%, 12/15/2047(c)		1,140	778	3 Month LIBOR + 0.16%
Morgan Stanley Bank of America Merrill Lynch				International Business Machines Corp
Trust 2015-C25				2.57%, 01/27/2020	1,255	1,260
4.68%, 10/15/2048(c),(n)		285	221	3 Month LIBOR + 0.23%
Morgan Stanley Bank of America Merrill Lynch				West Corp
Trust 2017-C34				8.50%, 10/15/2025(c)	4,000	3,640
1.03%, 11/15/2052(c),(n),(o)		3,150	211			$6,997
Morgan Stanley Capital I Trust 2011-C2				Credit Card Asset Backed Securities - 0.49%
5.67%, 06/15/2044(c),(n)		475	475	American Express Credit Account Master Trust
Motel 6 Trust 2017-M6MZ				2.04%, 05/15/2023	1,260	1,237
8.99%, 08/15/2019(c)		1,368	1,382	American Express Issuance Trust II
1.00 x 1 Month LIBOR + 6.93%				2.49%, 08/15/2019	570	570
SG Commercial Mortgage Securities Trust				1.00 x 1 Month LIBOR + 0.43%
2016-	C5			BA Credit Card Trust
2.54%, 10/10/2048(c)		2,100	1,226	1.95%, 08/15/2022	1,030	1,016
Starwood Retail Property Trust 2014-STAR				2.70%, 07/17/2023	1,365	1,358
6.21%, 11/15/2027(c)		285	270	Capital One Multi-Asset Execution Trust
1.00 x 1 Month LIBOR + 4.15%				2.00%, 01/17/2023	620	612
Tharaldson Hotel Portfolio Trust 2018-THPT				Chase Issuance Trust
4.08%, 11/11/2034(c)		846	850	2.36%, 01/15/2022	1,260	1,263
1.00 x 1 Month LIBOR + 2.00%				1.00 x 1 Month LIBOR + 0.30%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)				Food (continued)
Citibank Credit Card Issuance Trust				JBS USA LUX SA / JBS USA Finance Inc
1.75%, 11/19/2021		$1,210	$1,195	5.75%, 06/15/2025(c)	$540	$510
1.92%, 04/07/2022		1,330	1,310	7.25%, 06/01/2021(c)	625	632
2.30%, 04/07/2022		1,330	1,332	MARB BondCo PLC
1.00 x 1 Month LIBOR + 0.22%				6.88%, 01/19/2025(c)	735	680
2.31%, 01/19/2021		1,260	1,261			$11,135
1.00 x 1 Month LIBOR + 0.25%				Hand & Machine Tools - 0.08%
2.49%, 01/20/2023		1,370	1,355	Apex Tool Group LLC / BC Mountain Finance
Tidewater Sales Finance Master Trust Series				Inc
2017	-A			9.00%, 02/15/2023(c)	2,114	2,061
4.55%, 04/15/2021(c)		435	435	Healthcare - Services - 0.11%
			$12,944	CHS/Community Health Systems Inc
Distribution & Wholesale - 0.05%				6.25%, 03/31/2023	2,090	1,985
H&E Equipment Services Inc				Hadrian Merger Sub Inc
5.63%, 09/01/2025		1,000	993	8.50%, 05/01/2026(c)	1,000	948
KAR Auction Services Inc						$2,933
5.13%, 06/01/2025(c)		221	216	Insurance - 0.25%
			$1,209	Acrisure LLC / Acrisure Finance Inc
Diversified Financial Services - 0.52%				7.00%, 11/15/2025(c)	2,000	1,920
Ally Financial Inc				Berkshire Hathaway Finance Corp
4.75%, 09/10/2018		1,300	1,300	2.65%, 01/10/2020	1,225	1,230
American Express Credit Corp				3 Month LIBOR + 0.32%
3.12%, 11/05/2018		605	605	HUB International Ltd
3 Month LIBOR + 0.78%				7.00%, 05/01/2026(c)	1,000	993
ASP AMC Merger Sub Inc				Metropolitan Life Global Funding I
8.00%, 05/15/2025(c)		2,908	2,225	2.68%, 09/14/2018(c)	1,205	1,205
Ocwen Loan Servicing LLC				3 Month LIBOR + 0.34%
8.38%, 11/15/2022(c)		1,986	2,011	New York Life Global Funding
Unifin Financiera SAB de CV SOFOM ENR				2.66%, 08/06/2021(c)	1,365	1,368
7.25%, 09/27/2023		6,115	6,061	3 Month LIBOR + 0.32%
USAA Capital Corp						$6,716
2.57%, 02/01/2019(c)		1,430	1,431	Investment Companies - 0.12%
3 Month LIBOR + 0.23%				Temasek Financial I Ltd
			$13,633	3.63%, 08/01/2028(c)	3,240	3,268
Electric - 0.39%				Iron & Steel - 0.05%
Enel SpA				Gerdau Trade Inc
8.75%, 09/24/2073(c),(l)		1,700	1,853	4.88%, 10/24/2027(c)	1,320	1,211
USSW5 Index Spread + 5.88%				Leisure Products & Services - 0.32%
GenOn Energy Inc				Constellation Merger Sub Inc
0.00%, 10/15/2018(a)		6,565	4,423	8.50%, 09/15/2025(c)	4,000	3,780
0.00%, 10/15/2020(a)		6,150	4,136	LTF Merger Sub Inc
			$10,412	8.50%, 06/15/2023(c)	2,121	2,211
Electronics - 0.08%				Viking Cruises Ltd
TTM Technologies Inc				5.88%, 09/15/2027(c)	2,000	1,965
5.63%, 10/01/2025(c)		2,182	2,171	VOC Escrow Ltd
Engineering & Construction - 0.09%				5.00%, 02/15/2028(c)	366	353
ABG Orphan Holdco Sarl						$8,309
14.00%, PIK 9.00%, 02/28/2021(k),(n)		1,076	1,140	Lodging - 0.25%
AECOM				Diamond Resorts International Inc
5.13%, 03/15/2027		1,240	1,218	7.75%, 09/01/2023(c)	2,778	2,902
			$2,358	10.75%, 09/01/2024(c)	2,074	2,162
Entertainment - 0.09%				Hilton Domestic Operating Co Inc
Eldorado Resorts Inc				5.13%, 05/01/2026(c)	1,643	1,645
6.00%, 04/01/2025		2,298	2,335			$6,709
Environmental Control - 0.11%				Machinery - Construction & Mining - 0.05%
Waste Pro USA Inc				Caterpillar Financial Services Corp
5.50%, 02/15/2026(c)		3,046	2,939	2.84%, 01/10/2020	1,225	1,232
Food- 0.42%				3 Month LIBOR + 0.51%
BRF GmbH				Machinery - Diversified - 0.17%
4.35%, 09/29/2026(c)		840	699	Cloud Crane LLC
BRF SA				10.13%, 08/01/2024(c)	4,075	4,432
4.75%, 05/22/2024(c)		625	555	Media- 0.33%
Campbell Soup Co				Altice Financing SA
4.80%, 03/15/2048		619	566	7.50%, 05/15/2026(c)	3,725	3,558
ESAL GmbH				7.50%, 05/15/2026	1,300	1,242
6.25%, 02/05/2023		7,755	7,493	Clear Channel Worldwide Holdings Inc
				7.63%, 03/15/2020	1,145	1,149

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)				Mortgage Backed Securities (continued)
Grupo Televisa SAB				CSFB Mortgage-Backed Pass-Through
7.25%, 05/14/2043	MXN	4,370	$164	Certificates Series 2003-27
iHeartCommunications Inc				5.75%, 11/25/2033		$45	$46
0.00%, 12/15/2019(a)		$1,005	741	CSMC 2018-RPL2 Trust
NBCUniversal Enterprise Inc				4.03%, 08/25/2062(c),(n)		668	667
5.25%, 12/19/2049(c),(j)		1,205	1,220	Deutsche Mortgage Securities Inc Mortgage Loan
Telenet Finance Luxembourg Notes Sarl				Trust 2004-4
5.50%, 03/01/2028(c)		600	561	2.41%, 06/25/2034		160	156
			$8,635	1.00 x 1 Month LIBOR + 0.35%
Mining - 0.02%				DSLA Mortgage Loan Trust 2005-AR5
Corp Nacional del Cobre de Chile				2.41%, 09/19/2045		168	135
3.88%, 11/03/2021		600	604	1.00 x 1 Month LIBOR + 0.33%
Miscellaneous Manufacturers - 0.07%				Dukinfield 2 Plc
FXI Holdings Inc				1.88%, 12/20/2052	GBP	347	454
7.88%, 11/01/2024(c)		1,860	1,793	1.00 x LIBOR GBP 3M + 1.25%
Mortgage Backed Securities - 1.33%				Eurosail-UK 2007-2np PLC
Adjustable Rate Mortgage Trust 2004-4				0.78%, 03/13/2045		127	162
3.85%, 03/25/2035(n)		70	69	1.00 x LIBOR GBP 3M + 0.15%
Adjustable Rate Mortgage Trust 2005-1				Fannie Mae Connecticut Avenue Securities
4.10%, 05/25/2035(n)		224	227	4.26%, 01/25/2030		$40	41
Alternative Loan Trust 2003-22CB				1.00 x 1 Month LIBOR + 2.20%
5.75%, 12/25/2033		132	135	4.46%, 05/25/2030		65	67
Alternative Loan Trust 2004-14T2				1.00 x 1 Month LIBOR + 2.40%
5.50%, 08/25/2034		68	71	5.61%, 07/25/2030		2,936	2,988
Alternative Loan Trust 2004-16CB				1.00 x 1 Month LIBOR + 3.55%
5.50%, 07/25/2034		100	103	7.81%, 07/25/2029		2,281	2,759
5.50%, 08/25/2034		116	119	1.00 x 1 Month LIBOR + 5.75%
Alternative Loan Trust 2004-28CB				Fannie Mae REMICS
5.75%, 01/25/2035		52	52	4.04%, 05/25/2047(o)		2,310	383
Alternative Loan Trust 2004-J10				(1.00) x 1 Month LIBOR + 6.10%
6.00%, 09/25/2034		220	227	4.14%, 12/25/2045(o)		1,454	279
Alternative Loan Trust 2004-J3				(1.00) x 1 Month LIBOR + 6.20%
5.50%, 04/25/2034		71	72	Freddie Mac Structured Agency Credit Risk Debt
Alternative Loan Trust 2005-J1				Notes
5.50%, 02/25/2025		121	122	3.71%, 04/25/2024		219	222
Banc of America Alternative Loan Trust 2003-8				1.00 x 1 Month LIBOR + 1.65%
5.50%, 10/25/2033		93	95	3.86%, 07/25/2030		25	25
Banc of America Funding 2004-B Trust				1.00 x 1 Month LIBOR + 1.80%
3.46%, 11/20/2034(n)		162	161	3.91%, 10/25/2027		499	509
Banc of America Funding 2005-5 Trust				1.00 x 1 Month LIBOR + 1.85%
5.50%, 09/25/2035		50	53	4.26%, 02/25/2024		351	361
Banc of America Funding 2005-7 Trust				1.00 x 1 Month LIBOR + 2.20%
5.75%, 11/25/2035		100	105	7.01%, 07/25/2029		1,619	1,868
Banc of America Funding 2007-4 Trust				1.00 x 1 Month LIBOR + 4.95%
5.50%, 11/25/2034		124	125	10.86%, 03/25/2028		6,969	8,648
Banc of America Mortgage 2005-A Trust				1.00 x 1 Month LIBOR + 8.80%
3.69%, 02/25/2035(n)		39	39	GMACM Mortgage Loan Trust 2005-AR1
Banc of America Mortgage 2005-I Trust				4.03%, 03/18/2035(n)		304	309
3.37%, 10/25/2035(n)		330	323	GMACM Mortgage Loan Trust 2005-AR4
BCAP LLC Trust 2007-AA2				4.32%, 07/19/2035(n)		64	62
6.00%, 03/25/2022		115	115	GSR Mortgage Loan Trust 2005-4F
CHL Mortgage Pass-Through Trust 2004-12				6.50%, 02/25/2035		48	48
4.47%, 08/25/2034(n)		82	81	HarborView Mortgage Loan Trust 2003-2
CHL Mortgage Pass-Through Trust 2004-HYB4				2.82%, 10/19/2033		571	556
4.19%, 09/20/2034(n)		41	40	1.00 x 1 Month LIBOR + 0.74%
CHL Mortgage Pass-Through Trust 2004-HYB8				IndyMac INDX Mortgage Loan Trust 2004-AR12
3.26%, 01/20/2035(n)		88	87	2.84%, 12/25/2034		565	514
Citigroup Mortgage Loan Trust 2005-3				1.00 x 1 Month LIBOR + 0.78%
4.47%, 08/25/2035(n)		460	458	IndyMac INDX Mortgage Loan Trust 2004-AR6
Citigroup Mortgage Loan Trust 2018-A				4.23%, 10/25/2034(n)		662	680
4.00%, 01/25/2068(c),(n)		245	244	IndyMac INDX Mortgage Loan Trust 2004-AR7
Civic Mortgage LLC 2018-1				3.28%, 09/25/2034		156	142
4.86%, 06/25/2022(c),(n)		872	872	1.00 x 1 Month LIBOR + 1.22%
Credit Suisse First Boston Mortgage Securities				IndyMac INDX Mortgage Loan Trust 2005-AR11
Corp				3.88%, 08/25/2035(n)		683	616
3.76%, 11/25/2033(n)		75	76
3.85%, 12/25/2033(n)		51	52

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust				Wells Fargo Mortgage Backed Securities 2004-I
2005-AR16IP				Trust
2.70%, 07/25/2045		$182	$175	4.20%, 07/25/2034(n)		$302	$307
1.00 x 1 Month LIBOR + 0.64%				Wells Fargo Mortgage Backed Securities 2004-O
JP Morgan Mortgage Trust 2005-A2				Trust
3.83%, 04/25/2035(n)		138	138	4.64%, 08/25/2034(n)		76	78
JP Morgan Mortgage Trust 2006-A1				Wells Fargo Mortgage Backed Securities 2005-11
4.07%, 02/25/2036(n)		192	179	Trust
Lehman XS Trust Series 2005-7N				5.50%, 11/25/2035		18	19
2.34%, 12/25/2035		67	57	Wells Fargo Mortgage Backed Securities 2005-16
1.00 x 1 Month LIBOR + 0.28%				Trust
Lehman XS Trust Series 2006-2N				6.00%, 01/25/2036		95	96
2.32%, 02/25/2046		127	111	Wells Fargo Mortgage Backed Securities 2005-
1.00 x 1 Month LIBOR + 0.26%				AR10 Trust
Ludgate Funding PLC				4.13%, 05/01/2035(n)		51	53
0.00%, 01/01/2061(a)	EUR	100	110	Wells Fargo Mortgage Backed Securities 2005-
1.00 x Euribor 3 Month + 0.16%				AR12 Trust
1.28%, 01/01/2061	GBP	382	487	4.06%, 06/25/2035(n)		97	99
1.00 x LIBOR GBP 3M + 0.60%				Wells Fargo Mortgage Backed Securities 2006-3
MASTR Adjustable Rate Mortgages Trust 2004-7				Trust
4.21%, 07/25/2034(n)		$183	180	5.50%, 03/25/2036		278	280
MASTR Adjustable Rate Mortgages Trust 2005-2							$35,079
3.63%, 03/25/2035(n)		497	460	Oil & Gas - 1.26%
MASTR Adjustable Rate Mortgages Trust 2006-2				Bellatrix Exploration Ltd
4.16%, 04/25/2036(n)		104	104	8.50%, 05/15/2020(c)		1,040	634
MASTR Alternative Loan Trust 2003-9				California Resources Corp
5.25%, 11/25/2033		51	53	8.00%, 12/15/2022(c)		585	524
MASTR Alternative Loan Trust 2004-5				Callon Petroleum Co
5.50%, 06/25/2034		57	58	6.13%, 10/01/2024		280	286
6.00%, 06/25/2034		71	73	Cobalt International Energy Inc
MASTR Alternative Loan Trust 2004-8				0.00%, 12/01/2023(a)		4,635	2,596
6.00%, 09/25/2034		331	351	Cosan Luxembourg SA
Merrill Lynch Mortgage Investors Trust Series				7.00%, 01/20/2027(c)		390	383
MLCC 2006-2				Denbury Resources Inc
3.86%, 05/25/2036(n)		33	33	9.00%, 05/15/2021(c)		653	702
Newgate Funding PLC				9.25%, 03/31/2022(c)		3,882	4,149
0.28%, 12/15/2050	EUR	140	160	Gran Tierra Energy International Holdings Ltd
1.00 x Euribor 3 Month + 0.60%				6.25%, 02/15/2025(c)		600	577
RALI Series 2006-QO4 Trust				Gulfport Energy Corp
2.25%, 04/25/2046		$190	180	6.38%, 05/15/2025		705	699
1.00 x 1 Month LIBOR + 0.19%				Jagged Peak Energy LLC
Residential Asset Securitization Trust 2003-A9				5.88%, 05/01/2026(c)		680	670
4.00%, 08/25/2033		393	393	Jones Energy Holdings LLC / Jones Energy
Residential Asset Securitization Trust 2005-A8CB				Finance Corp
5.38%, 07/25/2035		280	247	9.25%, 03/15/2023(c)		629	638
RFMSI Series 2006-S1 Trust				MEG Energy Corp
5.75%, 01/25/2036		89	87	6.38%, 01/30/2023(c)		295	268
RFMSI Series 2006-SA2 Trust				7.00%, 03/31/2024(c)		285	259
4.93%, 08/25/2036(n)		430	404	Midstates Petroleum Co Inc
RMAC Securities No 1 PLC				0.00%, 06/01/2020(a),(d),(e)		1,471	—
0.00%, 06/12/2044(a)	EUR	92	102	Odebrecht Drilling Norbe VIII/IX Ltd
1.00 x Euribor 3 Month + 0.15%				6.35%, 12/01/2021		1,464	1,431
Structured Adjustable Rate Mortgage Loan Trust				OGX Austria GmbH
2.37%, 07/25/2035		$709	561	0.00%, 06/01/2019(a),(c)		600	—
1.00 x 1 Month LIBOR + 0.31%				0.00%, 04/01/2022(a),(c)		1,100	—
4.28%, 09/25/2034(n)		184	187	Petrobras Global Finance BV
Structured Asset Securities Corp Trust 2005-1				5.75%, 02/01/2029		265	230
5.50%, 02/25/2035		115	117	6.00%, 01/27/2028(c)		2,140	1,922
Toorak Mortgage Corp 2018-1 Ltd				7.25%, 03/17/2044		425	389
4.34%, 08/25/2021(c),(n)		1,880	1,880	Petroleos Mexicanos
Towd Point Mortgage Funding 2016-Granite1				6.35%, 02/12/2048		7,000	6,213
PLC				7.65%, 11/24/2021(c)	MXN	6,500	322
2.16%, 07/20/2046	GBP	200	260	Tengizchevroil Finance Co International Ltd
1.00 x LIBOR GBP 3M + 1.40%				4.00%, 08/15/2026		$9,250	8,741
Wells Fargo Mortgage Backed Securities 2003-M				Vine Oil & Gas LP / Vine Oil & Gas Finance
Trust				Corp
3.73%, 12/25/2033(n)		$175	180	8.75%, 04/15/2023(c)		690	667

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
YPF SA			BlueMountain CLO 2013-4 Ltd
6.95%, 07/21/2027(c)	$860	$703	7.99%, 04/15/2025(c)		$3,000	$2,938
19.73%, 07/07/2020(c)	410	170	1.00 x 3 Month LIBOR + 5.65%
Argentina Deposit Rates Badlar + 4.00%			Bowman Park CLO Ltd
		$33,173	7.71%, 11/23/2025(c)		1,000	997
Other Asset Backed Securities - 2.00%			1.00 x 3 Month LIBOR + 5.40%
AASET 2017-1 Trust			CCG Receivables Trust 2018-1
3.97%, 05/16/2042(c)	223	223	3.42%, 06/16/2025(c)		100	99
AASET 2018-1 US Ltd			CLUB Credit Trust 2017-P1
5.44%, 01/16/2038(c)	236	238	2.42%, 09/15/2023(c)		122	121
Accelerated Assets 2018-1 LLC			Coinstar Funding LLC Series 2017-1
4.51%, 12/02/2033(c)	223	224	5.22%, 04/25/2047(c)		716	724
AIM Aviation Finance Ltd			Colony American Finance 2015-1 Ltd
5.07%, 02/15/2040(c),(n)	921	914	5.65%, 10/15/2047(c)		550	560
AJAX Mortgage Loan Trust			Colony American Finance 2016-1 Ltd
3.47%, 04/25/2057(c),(n)	84	84	4.64%, 06/15/2048(c),(n)		260	262
Ajax Mortgage Loan Trust 2016-B			Colony American Homes 2015-1
4.00%, 09/25/2065(c),(n)	407	408	4.22%, 07/17/2032(c)		730	729
Ajax Mortgage Loan Trust 2016-C			1.00 x 1 Month LIBOR + 2.15%
4.00%, 10/25/2057(c),(n)	227	228	5.07%, 07/17/2032(c)		170	170
Ajax Mortgage Loan Trust 2017-B			1.00 x 1 Month LIBOR + 3.00%
3.16%, 09/25/2056(c),(n)	351	344	5.72%, 07/17/2032(c)		685	688
ALM VII R Ltd			1.00 x 1 Month LIBOR + 3.65%
9.48%, 10/15/2028(c)	2,000	2,030	Colony Starwood Homes 2016-2 Trust
1.00 x 3 Month LIBOR + 7.14%			5.41%, 12/17/2033(c)		315	318
American Homes 4 Rent 2014-SFR2 Trust			1.00 x 1 Month LIBOR + 3.35%
5.15%, 10/17/2036(c)	280	295	Diamond Resorts Owner Trust
6.23%, 10/17/2036(c)	695	764	6.07%, 10/22/2029(c)		154	151
American Homes 4 Rent 2014-SFR3 Trust			Diamond Resorts Owner Trust 2018-1
6.42%, 12/17/2036(c)	900	1,000	4.53%, 01/21/2031(c)		585	585
American Homes 4 Rent 2015-SFR1			Driven Brands Funding LLC
5.64%, 04/17/2052(c)	1,045	1,114	4.74%, 04/20/2048(c)		170	170
Apidos CLO XXII			Dryden 63 GBP CLO 2018 BV
8.35%, 10/20/2027(c)	750	751	0.00%, 10/15/2032(a),(c),(m)	GBP	2,060	2,671
1.00 x 3 Month LIBOR + 6.00%			1.00 x LIBOR GBP 3M + 2.90%
Ascentium Equipment Receivables 2017-2 Trust			0.00%, 10/15/2032(a),(c),(m)		770	998
2.87%, 08/10/2022(c)	80	79	1.00 x LIBOR GBP 3M + 4.50%
Avery Point VII CLO Ltd			Five Guys Funding LLC
8.94%, 01/15/2028(c)	1,400	1,405	4.60%, 07/25/2047(c)		$218	219
1.00 x 3 Month LIBOR + 6.60%			GCA2014 Holdings Ltd - Class C
Bayview Opportunity Master Fund IIIa Trust			6.00%, 01/05/2030(c),(d),(e)		654	500
2017-RN7			GCA2014 Holdings Ltd - Class D
3.10%, 09/28/2032(c),(n)	15	15	7.50%, 01/05/2030(c),(d),(e)		264	105
Bayview Opportunity Master Fund IIIa Trust			GCA2014 Holdings Ltd - Class E
2017-RN8			0.00%, 01/05/2030(a),(c),(d),(e)		1,030	—
3.35%, 11/28/2032(c),(n)	188	187	GCAT 2017-2 LLC
Bayview Opportunity Master Fund IV Trust			3.50%, 04/25/2047(c),(n)		264	262
2018-RN2			GCAT 2017-5 LLC
3.60%, 02/25/2033(c),(n)	174	173	3.23%, 07/25/2047(c),(n)		59	59
Bayview Opportunity Master Fund IVa Trust			GCAT 2018-1 LLC
2018-RN1			3.84%, 06/25/2048(c),(n)		248	247
3.28%, 01/28/2033(c),(n)	148	148	GCAT 2018-2 LLC
Bayview Opportunity Master Fund IVa Trust			4.09%, 06/26/2023(c),(n)		551	552
2018-RN3			Global Container Assets Ltd
3.67%, 03/28/2033(c),(n)	51	51	4.50%, 02/05/2030(c)		303	288
Bayview Opportunity Master Fund IVb Trust			Harbour Aircraft Investments Ltd
2017-NPL2			8.00%, 11/15/2037(d),(e)		1,255	1,271
2.98%, 10/28/2032(c),(n)	144	144	Home Partners of America 2016-2 Trust
Bayview Opportunity Master Fund Trust IIb			5.84%, 10/17/2033(c)		245	246
2018-RN5			1.00 x 1 Month LIBOR + 3.78%
3.82%, 04/28/2033(c),(n)	203	203	6.76%, 10/17/2033(c)		415	417
BCC Funding XIV LLC			1.00 x 1 Month LIBOR + 4.70%
6.00%, 04/21/2025(c)	250	249	Invitation Homes 2018-SFR1 Trust
Blackbird Capital Aircraft Lease Securitization			4.06%, 03/17/2037(c)		105	105
Ltd 2016-1			1.00 x 1 Month LIBOR + 2.00%
4.21%, 12/16/2041(c),(n)	230	233	Invitation Homes 2018-SFR2 Trust
5.68%, 12/16/2041(c),(n)	635	660	4.06%, 06/17/2037(c)		655	658
			1.00 x 1 Month LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Other Asset Backed Securities (continued)
Kabbage Asset Securitization LLC			Thunderbolt II Aircraft Lease Ltd
8.00%, 03/15/2022(c)	$653	$676	4.15%, 07/15/2038(c),(n)		$275	$276
Magnetite IX Ltd			Verizon Owner Trust 2017-3
8.09%, 07/25/2026(c)	1,750	1,738	2.35%, 04/20/2022(c)		535	535
1.00 x 3 Month LIBOR + 5.75%			1.00 x 1 Month LIBOR + 0.27%
NYMT Residential 2016-RP1			Verizon Owner Trust 2018-1
4.00%, 03/25/2021(c),(n)	46	46	2.34%, 09/20/2022(c)		520	520
Oak Hill Advisors Residential Loan Trust			1.00 x 1 Month LIBOR + 0.26%
2017-NPL2			VOLT LVI LLC
3.00%, 07/25/2057(c),(n)	477	470	3.50%, 03/25/2047(c),(n)		356	354
Oak Hill Advisors Residential Loan Trust			5.88%, 03/25/2047(c),(n)		650	651
2017-NPLA			VOLT LVII LLC
3.00%, 06/25/2057(c),(n)	209	206	3.38%, 04/25/2047(c),(n)		74	74
Octagon Investment Partners XVI Ltd			VOLT LXI LLC
8.09%, 07/17/2030(c)	500	506	3.13%, 06/25/2047(c),(n)		232	230
1.00 x 3 Month LIBOR + 5.75%			VOLT LXIII LLC
OneMain Financial Issuance Trust 2014-2			3.00%, 10/25/2047(c),(n)		167	165
5.31%, 09/18/2024(c)	1,210	1,216	VOLT LXVIII LLC
OneMain Financial Issuance Trust 2015-1			4.34%, 07/27/2048(c),(n)		385	385
3.19%, 03/18/2026(c)	93	93	VOLT XL LLC
OneMain Financial Issuance Trust 2015-2			4.88%, 11/27/2045(c),(n)		215	215
5.64%, 07/18/2025(c)	625	631	WAVE 2017-1 Trust
OneMain Financial Issuance Trust 2015-3			5.68%, 11/15/2042(c)		287	291
4.16%, 11/20/2028(c)	790	798				$52,687
OneMain Financial Issuance Trust 2016-2			Packaging & Containers - 0.15%
5.94%, 03/20/2028(c)	1,295	1,326	BWAY Holding Co
OSAT 2016-NPL1 Trust			5.50%, 04/15/2024(c)		2,416	2,401
3.75%, 07/25/2056(c),(n)	103	104	Flex Acquisition Co Inc
Planet Fitness Master Issuer LLC			7.88%, 07/15/2026(c)		1,457	1,459
4.26%, 09/05/2048(c)	605	607				$3,860
PRPM 2017-2 LLC			Pharmaceuticals - 0.20%
3.47%, 09/25/2022(c),(n)	692	688	CVS Health Corp
5.00%, 09/25/2022(c),(n)	270	268	2.96%, 03/09/2020		1,385	1,393
PRPM 2017-3 LLC			3 Month LIBOR + 0.63%
3.47%, 11/25/2022(c),(n)	295	294	3.05%, 03/09/2021		1,385	1,397
5.00%, 11/25/2022(c),(n)	105	103	3 Month LIBOR + 0.72%
PRPM 2018-1 LLC			Endo Dac / Endo Finance LLC / Endo Finco Inc
5.00%, 04/25/2023(c),(n)	200	197	6.00%, 02/01/2025(c)		2,920	2,417
RCO Mortgage LLC 2017-1			Inretail Pharma SA
3.38%, 08/25/2022(c),(n)	492	490	5.38%, 05/02/2023(c)		130	132
Rise Ltd						$5,339
4.75%, 02/15/2039(n)	276	272	Pipelines - 0.37%
RMAT 2018-NPL1 LP			Southern Gas Corridor CJSC
4.09%, 05/25/2048(c),(n)	445	444	6.88%, 03/24/2026		8,672	9,387
SCF Equipment Leasing 2018-1 LLC			Transportadora de Gas del Sur SA
4.21%, 04/20/2027(c)	795	803	6.75%, 05/02/2025(c)		480	421
Shenton Aircraft Investment I Ltd						$9,808
4.75%, 10/15/2042(c)	464	473
S-Jets 2017-1 Ltd			Real Estate - 0.22%
3.97%, 08/15/2042(c)	397	395	China Overseas Finance Cayman III Ltd
Sofi Consumer Loan Program 2018-2 Trust			5.38%, 10/29/2023		5,500	5,760
3.35%, 04/26/2027(c)	360	361	Regional Authority - 0.09%
Sound Point Clo XV Ltd			Provincia de Buenos Aires/Argentina
8.31%, 01/23/2029(c)	1,500	1,505	5.75%, 06/15/2019(c)		735	710
1.00 x 3 Month LIBOR + 5.96%			6.50%, 02/15/2023(c)		545	441
SpringCastle America Funding LLC			41.56%, 05/31/2022	ARS	51,665	1,060
3.05%, 04/25/2029(c)	160	159	Argentina Deposit Rates Badlar + 3.83%
Sprite 2017-1 Ltd			37.50%, 04/12/2025		11,045	205
5.75%, 12/15/2037(c)	711	709	Argentina Deposit Rates Badlar + 3.75%
Stanwich Mortgage Loan Trust Series 2018-NPB1						$2,416
4.02%, 05/16/2023(c),(n)	634	633	REITs- 0.04%
TAL Advantage V LLC			VICI Properties 1 LLC / VICI FC Inc
3.55%, 11/20/2038(c)	276	273	8.00%, 10/15/2023		$864	955
THL Credit Wind River 2014-3 CLO Ltd			Retail - 0.26%
7.95%, 01/22/2027(c)	3,000	2,998	Alimentation Couche-Tard Inc
1.00 x 3 Month LIBOR + 5.60%			2.83%, 12/13/2019(c)		690	691
Thunderbolt Aircraft Lease Ltd			3 Month LIBOR + 0.50%
5.75%, 05/17/2032(c),(n)	228	235

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)				Sovereign (continued)
PF Chang's China Bistro Inc				Republic of South Africa Government
10.25%, 06/30/2020(c)		$1,900	$1,824	International Bond
Rite Aid Corp				6.88%, 05/27/2019	$22,930	$23,423
6.13%, 04/01/2023(c)		2,508	2,250	Saudi Government International Bond
Staples Inc				3.63%, 03/04/2028	7,625	7,320
8.50%, 09/15/2025(c)		2,270	2,145	Serbia International Bond
			$6,910	4.88%, 02/25/2020	6,887	6,983
Software - 0.06%				5.88%, 12/03/2018(c)	1,063	1,069
Riverbed Technology Inc				5.88%, 12/03/2018(p)	11,400	11,469
8.88%, 03/01/2023(c)		1,573	1,455	Turkey Government International Bond
Sovereign - 8.00%				7.50%, 11/07/2019	1,334	1,309
Argentina POM Politica Monetaria				Ukraine Government International Bond
44.87%, 06/21/2020	ARS	6,725	188	0.00%, 05/31/2040(a),(n)	9,910	5,313
ARLLMONP + 0.00%				7.75%, 09/01/2025	4,525	4,248
Argentine Republic Government International						$210,764
Bond				Student Loan Asset Backed Securities - 0.08%
3.38%, 10/12/2020	CHF	5,463	4,867	SLM Private Credit Student Loan Trust 2003-A
3.38%, 01/15/2023	EUR	532	468	4.29%, 06/15/2032	239	239
3.88%, 01/15/2022		66	62	1.00 x Mexico Treasuruies Auction Rate + 0.00%
5.00%, 01/15/2027		3,806	3,120	SLM Private Credit Student Loan Trust 2003-B
5.25%, 01/15/2028		3,004	2,441	4.30%, 03/15/2033	800	804
6.25%, 11/09/2047		1,310	991	1.00 x Mexico Treasuruies Auction Rate + 0.00%
Bahrain Government International Bond				4.30%, 03/15/2033	100	100
6.75%, 09/20/2029		$10,000	9,086	1.00 x Mexico Treasuruies Auction Rate + 0.00%
Costa Rica Government International Bond				SMB Private Education Loan Trust 2017-B
4.37%, 05/22/2019		10,075	10,025	2.81%, 10/15/2035(c)	310	311
7.00%, 04/04/2044		7,926	7,550	1.00 x 1 Month LIBOR + 0.75%
7.16%, 03/12/2045		227	220	SoFi Professional Loan Program 2014-B LLC
Croatia Government International Bond				3.31%, 08/25/2032(c)	28	28
3.00%, 03/20/2027	EUR	2,750	3,364	1.00 x 1 Month LIBOR + 1.25%
Dominican Republic International Bond				SoFi Professional Loan Program 2015-A LLC
6.00%, 07/19/2028(c),(p)		$5,701	5,800	3.26%, 03/25/2033(c)	176	177
El Salvador Government International Bond				1.00 x 1 Month LIBOR + 1.20%
7.38%, 12/01/2019		1,286	1,315	SoFi Professional Loan Program 2015-C LLC
Hellenic Republic Treasury Bill				3.58%, 08/25/2036(c)	77	77
0.00%, 02/01/2019(a)	EUR	5,484	6,342	Sofi Professional Loan Program 2016-A LLC
0.00%, 03/01/2019(a)		4,656	5,370	3.57%, 01/26/2038(c)	400	391
0.00%, 03/15/2019(a)		8,800	10,169			$2,127
0.00%, 06/14/2019(a)		1,124	1,294	Supranational Bank - 0.46%
Iraq International Bond				Banque Ouest Africaine de Developpement
5.80%, 01/15/2028		$2,845	2,608	5.00%, 07/27/2027(c)	5,900	5,676
Ivory Coast Government International Bond				5.00%, 07/27/2027	2,625	2,525
5.75%, 12/31/2032(n)		8,880	7,992	European Investment Bank
Montenegro Government International Bond				2.88%, 08/15/2023	2,097	2,091
3.38%, 04/21/2025(c)	EUR	3,280	3,779	International Bank for Reconstruction &
5.75%, 03/10/2021		2,282	2,900	Development
Nigeria Government International Bond				2.75%, 07/23/2021	1,888	1,885
7.70%, 02/23/2038		$5,320	4,930			$12,177
Peru Government Bond				Telecommunications - 0.96%
6.15%, 08/12/2032(c)	PEN	22,100	6,923	Avanti Communications Group PLC
Peruvian Government International Bond				10.00%, PIK 9.00%, 10/01/2022(c),(k),(n)	1,285	951
6.35%, 08/12/2028(c)		9,300	3,009	Bharti Airtel International Netherlands BV
6.35%, 08/12/2028		17,750	5,743	5.35%, 05/20/2024	6,555	6,551
Qatar Government International Bond				Cisco Systems Inc
5.10%, 04/23/2048		$9,100	9,359	2.66%, 09/20/2019	1,420	1,425
6.55%, 04/09/2019(c)		2,790	2,849	3 Month LIBOR + 0.34%
6.55%, 04/09/2019		3,988	4,073	Frontier Communications Corp
Republic of Poland Government Bond				9.00%, 08/15/2031	2,092	1,239
2.50%, 07/25/2027	PLN	30,741	7,875	Goodman Networks Inc
Republic of Poland Government International				8.00%, 05/11/2022	2,310	1,155
Bond				GTT Communications Inc
3.00%, 03/17/2023		$5,300	5,208	7.88%, 12/31/2024(c)	275	260
3.25%, 04/06/2026		3,225	3,136	Intelsat Connect Finance SA
Republic of South Africa Government Bond				9.50%, 02/15/2023(c)	1,688	1,682
8.75%, 01/31/2044	ZAR	68,825	4,208	Intelsat Jackson Holdings SA
8.75%, 02/28/2048		22,820	1,394	9.75%, 07/15/2025(c)	3,101	3,283
10.50%, 12/21/2026(p)		13,169	972	MTN Mauritius Investments Ltd
				4.76%, 11/11/2024	5,500	4,923

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Electronics - 0.04%
Oi SA				TTM Technologies Inc
10.00%, PIK 4.00%, 07/27/2025(k),(n)		$2,698	$2,917	1.75%, 12/15/2020(b)		$550	$1,084
T-Mobile USA Inc				Energy - Alternate Sources - 0.00%
4.75%, 02/01/2028		927	873	SunEdison Inc
			$25,259	0.00%, 10/01/2018(a),(f)		400	8
Transportation - 0.07%				0.00%, 01/15/2020(a),(f)		1,425	29
Navios Maritime Holdings Inc / Navios Maritime				0.00%, 01/01/2021(a),(f)		725	14
Finance II US Inc							$51
11.25%, 08/15/2022(c)		1,848	1,756	Engineering & Construction - 0.01%
TOTAL BONDS			$669,073	Tutor Perini Corp
	Principal			2.88%, 06/15/2021		265	274
CONVERTIBLE BONDS - 3.06%	Amount (000's) Value (000's)			Healthcare - Products - 0.00%
Automobile Manufacturers - 0.01%				Insulet Corp
Tesla Inc				1.38%, 11/15/2024(c)		55	69
2.38%, 03/15/2022		150	166	Healthcare - Services - 0.34%
Banks - 0.02%				Anthem Inc
BofA Finance LLC				2.75%, 10/15/2042(b)		2,450	8,892
0.25%, 05/01/2023		100	95	Holding Companies - Diversified - 0.01%
Deutsche Bank AG/London				RWT Holdings Inc
1.00%, 05/01/2023		175	166	5.63%, 11/15/2019		185	187
Hope Bancorp Inc				Insurance - 0.01%
2.00%, 05/15/2038(c)		200	193	AXA SA
			$454	7.25%, 05/15/2021(c)		300	338
Biotechnology - 0.12%				Internet - 0.25%
Acorda Therapeutics Inc				Booking Holdings Inc
1.75%, 06/15/2021		275	267	0.35%, 06/15/2020		150	223
AMAG Pharmaceuticals Inc				FireEye Inc
3.25%, 06/01/2022		200	230	0.88%, 06/01/2024(c)		300	293
BioMarin Pharmaceutical Inc				MercadoLibre Inc
0.60%, 08/01/2024		950	1,008	2.00%, 08/15/2028(c)		700	699
0.75%, 10/15/2018		25	27	Palo Alto Networks Inc
1.50%, 10/15/2020		180	219	0.75%, 07/01/2023(c)		800	841
Exact Sciences Corp				Twitter Inc
1.00%, 01/15/2025		200	238	0.25%, 09/15/2019		3,374	3,256
Illumina Inc				0.25%, 06/15/2024(c)		775	738
0.00%, 06/15/2019(a)		125	176	Zillow Group Inc
Innoviva Inc				1.50%, 07/01/2023		475	446
2.13%, 01/15/2023		200	197				$6,496
Intrexon Corp
3.50%, 07/01/2023		200	217	Investment Companies - 0.54%
Ionis Pharmaceuticals Inc				Aabar Investments PJSC
1.00%, 11/15/2021		315	318	0.50%, 03/27/2020	EUR	5,500	5,950
Ligand Pharmaceuticals Inc				1.00%, 03/27/2022		8,100	8,003
0.75%, 05/15/2023(c)		325	382	Prospect Capital Corp
			$3,279	4.95%, 07/15/2022		$275	266
Building Materials - 0.01%							$14,219
Cree Inc				Iron & Steel - 0.01%
0.88%, 09/01/2023(c)		350	359	Allegheny Technologies Inc
				4.75%, 07/01/2022		125	251
Coal - 0.00%				Cleveland-Cliffs Inc
Alpha Natural Resources Inc				1.50%, 01/15/2025		100	136
0.00%, 12/15/2020(a),(d),(e)		100	—				$387
Commercial Services - 0.06%				Media - 0.33%
Element Fleet Management Corp				DISH Network Corp
5.13%, 06/30/2019(c)	CAD	725	546	2.38%, 03/15/2024		930	816
FTI Consulting Inc				3.38%, 08/15/2026		7,874	7,406
2.00%, 08/15/2023(c)		$150	150	Gannett Co Inc
Macquarie Infrastructure Corp				4.75%, 04/15/2024(c)		200	210
2.00%, 10/01/2023		110	98	Liberty Media Corp
Square Inc				2.13%, 03/31/2048(c)		100	102
0.50%, 05/15/2023(c)		575	755	2.25%, 09/30/2046		115	64
			$1,549				$8,598
Computers - 0.01%				Mining - 0.00%
Pure Storage Inc				Endeavour Mining Corp
0.13%, 04/15/2023(c)		175	208	3.00%, 02/15/2023(c)		50	47
Diversified Financial Services - 0.00%				Oil & Gas - 0.05%
PRA Group Inc				Chesapeake Energy Corp
3.50%, 06/01/2023		50	52	5.50%, 09/15/2026		645	624

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)		CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Software (continued)
Cobalt International Energy Inc			Verint Systems Inc
0.00%, 12/01/2019(a)	$1,448	$—	1.50%, 06/01/2021	$345	$353
Nabors Industries Inc					$1,141
0.75%, 01/15/2024	395	311	Telecommunications - 0.29%
SM Energy Co			CalAmp Corp
1.50%, 07/01/2021	90	96	2.00%, 08/01/2025(c)	275	274
Whiting Petroleum Corp			Finisar Corp
1.25%, 04/01/2020	200	191	0.50%, 12/15/2036	770	710
		$1,222	GCI Liberty Inc
Oil & Gas Services - 0.01%			1.75%, 09/30/2046(c)	210	219
Weatherford International Ltd			Gogo Inc
5.88%, 07/01/2021	300	281	3.75%, 03/01/2020	1,522	1,364
Pharmaceuticals - 0.03%			Inmarsat PLC
Clovis Oncology Inc			3.88%, 09/09/2023	4,000	4,520
1.25%, 05/01/2025	125	104	Intelsat SA
Flexion Therapeutics Inc			4.50%, 06/15/2025(c)	340	506
3.38%, 05/01/2024	165	185			$7,593
Herbalife Nutrition Ltd			Transportation - 0.02%
2.63%, 03/15/2024(c)	125	137	Atlas Air Worldwide Holdings Inc
Horizon Pharma Investment Ltd			1.88%, 06/01/2024	150	175
2.50%, 03/15/2022	325	334	Ship Finance International Ltd
Ironwood Pharmaceuticals Inc			5.75%, 10/15/2021	275	274
2.25%, 06/15/2022	50	67			$449
		$827	Trucking & Leasing - 0.01%
REITs - 0.09%			Greenbrier Cos Inc/The
Apollo Commercial Real Estate Finance Inc			2.88%, 02/01/2024	225	265
4.75%, 08/23/2022	125	125	TOTAL CONVERTIBLE BONDS		$80,758
Blackstone Mortgage Trust Inc			SENIOR FLOATING RATE INTERESTS	Principal
4.38%, 05/05/2022	175	174	- 6.25%	Amount (000's) Value (000's)
4.75%, 03/15/2023	200	199	Advertising - 0.03%
iStar Inc			Acosta Inc
3.13%, 09/15/2022(c)	720	701	5.33%, 09/26/2021(q)	$417	$322
Redwood Trust Inc			US LIBOR + 3.25%
4.75%, 08/15/2023	125	121	Imagine! Print Solutions Inc
5.63%, 07/15/2024	200	199	10.83%, 06/21/2023(q)	427	359
Spirit Realty Capital Inc			US LIBOR + 8.75%
2.88%, 05/15/2019	725	723	Lamar Media Corp
Starwood Property Trust Inc			3.87%, 02/14/2025(q)	125	125
4.00%, 01/15/2019	50	55	US LIBOR + 1.75%
		$2,297			$806
Retail - 0.01%			Aerospace & Defense - 0.03%
RH			TransDigm Inc
0.00%, 07/15/2020(a)	25	35	4.58%, 06/09/2023(q)	482	481
0.00%, 06/15/2023(a),(c)	375	381	US LIBOR + 2.50%
		$416	4.58%, 08/22/2024(q)	188	188
Semiconductors - 0.74%			US LIBOR + 2.50%
Intel Corp			4.58%, 05/14/2025(q)	109	109
3.25%, 08/01/2039	3,501	8,216	US LIBOR + 2.50%
Microchip Technology Inc					$778
2.25%, 02/15/2037	708	807	Apparel - 0.01%
Novellus Systems Inc			Hanesbrands Inc
2.63%, 05/15/2041	1,900	9,902	3.83%, 12/05/2024(q)	254	254
Rovi Corp			US LIBOR + 1.75%
0.50%, 03/01/2020	150	143	Automobile Manufacturers - 0.01%
Teradyne Inc			UOS LLC
1.25%, 12/15/2023	350	490	7.58%, 04/07/2023(q)	186	189
		$19,558	US LIBOR + 5.50%
Software - 0.04%			Automobile Parts & Equipment - 0.17%
Atlassian Inc			GC EOS Buyer Inc
0.63%, 05/01/2023(c)	250	313	6.58%, 06/27/2025(q)	465	464
Citrix Systems Inc			US LIBOR + 4.00%
0.50%, 04/15/2019	50	79	6.58%, 06/27/2025(q)	2,000	1,995
Five9 Inc			US LIBOR + 4.00%
0.13%, 05/01/2023(c)	50	64	Superior Industries International Inc
MongoDB Inc			6.08%, 03/22/2024(q)	1,485	1,492
0.75%, 06/15/2024(c)	275	332	US LIBOR + 4.50%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)			Commercial Services (continued)
Truck Hero Inc			Belron SA
5.82%, 05/16/2024(q)	$638	$639	4.84%, 10/25/2024(q)	$169	$170
US LIBOR + 3.75%			US LIBOR + 2.50%
		$4,590	Camelot Finance LP
Building Materials - 0.18%			5.33%, 10/03/2023(q)	300	300
AirX Holdings Inc			US LIBOR + 3.25%
10.83%, 04/27/2026(q)	567	544	Cenveo Corp
US LIBOR + 8.75%			0.00%, 08/06/2023(d),(q),(r)	2,408	2,408
American Bath Group LLC			10.09%, 11/02/2018(q)	2,844	2,844
6.58%, 09/30/2023(q)	3,368	3,392	KUEHG Corp
US LIBOR + 4.25%			10.58%, 08/22/2025(q)	977	987
NCI Building Systems Inc			Lighthouse Network LLC
4.08%, 01/26/2025(q)	125	125	10.84%, 11/20/2025(q)	558	555
US LIBOR + 2.00%			US LIBOR + 8.50%
Quikrete Holdings Inc			Paradigm Acquisition Corp
4.83%, 11/03/2023(q)	809	807	6.70%, 10/04/2024(q)	1,267	1,271
US LIBOR + 2.75%			US LIBOR + 4.25%
		$4,868	10.97%, 10/06/2025(q)	578	578
Chemicals - 0.23%			US LIBOR + 8.50%
Addivant USA Holdings Corp			PSC Industrial Outsourcing LP
0.00%, 08/17/2025(q),(r)	649	636	10.56%, 10/03/2025(q)	980	977
Axalta Coating Systems US Holdings Inc			US LIBOR + 8.50%
4.08%, 06/21/2024(q)	430	430	Trans Union LLC
US LIBOR + 1.75%			4.08%, 06/12/2025(q)	180	181
Consolidated Energy Finance SA			US LIBOR + 2.00%
4.57%, 05/02/2025(q)	825	824			$13,375
US LIBOR + 2.50%			Computers - 0.19%
DuBois Chemicals Inc			24-7 Intouch Inc
5.32%, 03/15/2024(q)	84	83	0.00%, 08/20/2025(q),(r)	433	424
US LIBOR + 3.25%			Dell International LLC
GrafTech Finance Inc			3.83%, 09/07/2021(q)	683	683
5.58%, 01/31/2025(q)	688	692	US LIBOR + 1.75%
US LIBOR + 3.50%			McAfee LLC
HVSC Merger Sub Corp			10.57%, 09/26/2025(q)	2,000	2,040
10.59%, 10/20/2025(q)	760	762	US LIBOR + 8.50%
US LIBOR + 8.25%			10.57%, 09/26/2025(q)	1,178	1,202
LTI Holdings Inc			US LIBOR + 8.50%
0.00%, 08/14/2025(q),(r)	414	415	NeuStar Inc
New Arclin US Holding Corp			5.58%, 08/08/2024(q)	323	323
11.08%, 02/14/2025(q)	478	483	US LIBOR + 3.50%
US LIBOR + 8.75%			VeriFone Systems Inc
Plaskolite Inc			6.32%, 08/08/2025(q)	343	344
5.58%, 11/03/2022(q)	364	363	US LIBOR + 4.00%
US LIBOR + 3.50%					$5,016
Polymer Additives Inc			Cosmetics & Personal Care - 0.02%
8.08%, 07/25/2025(q)	1,029	1,008	Coty Inc
WR Grace & Co-Conn			4.33%, 03/28/2025(q)	690	668
4.08%, 02/21/2025(q)	163	164	US LIBOR + 2.25%
US LIBOR + 1.75%			Distribution & Wholesale - 0.03%
4.08%, 02/21/2025(q)	280	281	American Builders & Contractors Supply Co Inc
US LIBOR + 1.75%			4.08%, 10/31/2023(q)	678	675
		$6,141	US LIBOR + 2.00%
Coal - 0.11%			Diversified Financial Services - 0.10%
Sandy Creek Energy Associates LP			Aretec Group Inc
6.33%, 11/09/2020(q)	3,334	2,969	0.00%, 08/15/2025(q),(r)	243	244
US LIBOR + 4.00%			Ocwen Loan Servicing LLC
Commercial Services - 0.51%			7.08%, 12/07/2020(q)	2,333	2,342
APX Group Inc			US LIBOR + 5.00%
0.00%, 02/02/2024(q),(r)	1,040	1,033			$2,586
0.00%, 02/02/2024(q),(r)	1,000	994	Electric - 0.34%
US LIBOR + 5.00%			AES Corp/VA
ASGN Inc			4.07%, 05/31/2022(q)	964	962
4.08%, 02/21/2025(q)	129	129	US LIBOR + 1.75%
US LIBOR + 2.00%			Chief Power Finance LLC
AVSC Holding Corp			6.83%, 12/31/2020(q)	845	765
9.59%, 08/22/2025(q)	961	948	US LIBOR + 4.75%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Electric (continued)			Healthcare - Services (continued)
Star West Generation LLC			Surgery Center Holdings Inc
6.83%, 03/13/2020(q)	$6,945	$6,555	5.33%, 06/20/2024(q)	$274	$274
US LIBOR + 4.75%			US LIBOR + 3.25%
Vistra Operations Co LLC					$3,899
4.06%, 12/14/2025(q)	641	639	Home Furnishings - 0.02%
US LIBOR + 2.00%			TGP Holdings III LLC
		$8,921	10.83%, 09/25/2025(q)	516	511
Electrical Components & Equipment - 0.00%			US LIBOR + 8.50%
Energizer Holdings Inc			Insurance - 0.38%
0.00%, 06/20/2025(q),(r)	90	90	AIS Holdco LLC
Engineering & Construction - 0.08%			7.31%, 08/15/2025(q)	340	340
Engility Corp			US LIBOR + 5.00%
4.83%, 08/12/2023(q)	238	239	Asurion LLC
US LIBOR + 2.75%			5.08%, 11/29/2024(q)	681	683
frontdoor Inc			US LIBOR + 3.00%
4.63%, 08/14/2025(q)	60	60	Badger Merger Sub Inc/CA
US LIBOR + 2.50%			0.00%, 08/08/2025(q),(r)	892	892
Hamilton Holdco LLC			Confie Seguros Holding II Co
4.34%, 06/02/2025(q)	673	672	7.33%, 04/19/2022(q)	3,210	3,150
US LIBOR + 2.00%			US LIBOR + 4.75%
Qualtek USA LLC			11.58%, 05/08/2019(q)	1,720	1,686
7.83%, 07/18/2025(q)	1,251	1,229	US LIBOR + 9.00%
US LIBOR + 5.75%			HUB International Ltd
		$2,200	5.33%, 04/18/2025(q)	415	414
Entertainment - 0.05%			US LIBOR + 3.00%
Allen Media LLC			Hyperion Insurance Group Ltd
0.00%, 09/22/2023(q),(r)	526	514	5.62%, 12/13/2024(q)	239	240
William Morris Endeavor Entertainment LLC			US LIBOR + 3.50%
4.86%, 05/16/2025(q)	698	694	Mayfield Agency Borrower Inc
US LIBOR + 2.75%			10.08%, 01/30/2026(q)	1,213	1,195
		$1,208	US LIBOR + 8.50%
Environmental Control - 0.01%			Sedgwick Claims Management Services Inc
GFL Environmental Inc			4.83%, 02/11/2021(q)	678	676
5.09%, 05/09/2025(q)	239	237	US LIBOR + 2.75%
US LIBOR + 2.75%			USI Inc/NY
Food - 0.13%			5.33%, 05/16/2024(q)	754	752
Give & Go Prepared Foods Corp			US LIBOR + 3.00%
6.58%, 07/29/2023(q)	1,603	1,459			$10,028
US LIBOR + 4.25%			Internet - 0.10%
JBS USA LUX SA			Ancestry.com Operations Inc
4.83%, 10/30/2022(q)	891	891	5.33%, 10/19/2023(q)	592	593
US LIBOR + 2.50%			US LIBOR + 3.25%
Northeast Foods LLC			Rodan & Fields LLC
5.83%, 06/27/2025(q)	436	432	6.06%, 06/06/2025(q)	626	630
US LIBOR + 3.75%			Uber Technologies Inc
Post Holdings Inc			5.57%, 07/13/2023(q)	981	984
4.07%, 05/17/2024(q)	675	674	US LIBOR + 3.50%
US LIBOR + 2.00%			6.08%, 07/22/2025(q)	400	402
		$3,456	US LIBOR + 4.00%
Food Service - 0.02%					$2,609
Aramark Services Inc			Investment Companies - 0.16%
4.08%, 03/11/2025(q)	464	464	TKC Holdings Inc
US LIBOR + 1.75%			10.08%, 01/31/2024(q)	3,337	3,326
Healthcare - Products - 0.05%			US LIBOR + 8.00%
LifeScan Global Corp			UFC Holdings LLC
0.00%, 06/19/2024(q),(r)	1,288	1,249	5.33%, 08/18/2023(q)	987	991
			US LIBOR + 3.25%
Healthcare - Services - 0.15%					$4,317
21st Century Oncology Inc
8.47%, 01/16/2023(q)	2,907	2,732	Iron & Steel - 0.08%
US LIBOR + 6.13%			Can Am Construction Inc/Canada
BW NHHC Holdco Inc			7.00%, 07/01/2024(q)	1,980	1,990
7.06%, 05/15/2025(q)	260	255	US LIBOR + 5.00%
Premise Health Holding Corp			Leisure Products & Services - 0.07%
0.00%, 07/10/2025(q),(r)	639	638	Bulldog Purchaser Inc
			0.00%, 08/22/2025(q),(r)	534	530
			0.00%, 08/21/2026(q),(r)	144	144

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)			(continued)	Amount (000’s) Value (000’s)
Leisure Products & Services (continued)				Mining - 0.07%
Recess Holdings Inc				Aleris International Inc
10.20%, 09/18/2025(q)		$1,077	$1,066	6.83%, 02/08/2023(q)	$1,044	$1,058
US LIBOR + 7.75%				US LIBOR + 4.75%
			$1,740	US Silica Co
Lodging - 0.01%				6.13%, 04/25/2025(q)	693	692
Marriott Ownership Resorts Inc				US LIBOR + 4.00%
0.00%, 08/08/2025(q),(r)		160	160			$1,750
Wyndham Hotels & Resorts Inc				Miscellaneous Manufacturers - 0.11%
3.83%, 03/28/2025(q)		190	190	4L Technologies Inc/NV
US LIBOR + 1.75%				6.58%, 05/08/2020(q)	2,859	2,802
			$350	US LIBOR + 4.50%
Machinery - Construction & Mining - 0.05%				Oil & Gas - 0.24%
Brookfield WEC Holdings Inc				California Resources Corp
5.83%, 07/31/2025(q)		1,184	1,190	6.82%, 11/14/2022(q)	184	187
US LIBOR + 3.75%				US LIBOR + 4.75%
8.83%, 07/24/2026(q)		97	99	Gavilan Resources LLC
US LIBOR + 6.75%				8.08%, 03/01/2024(q)	555	536
			$1,289	US LIBOR + 6.00%
Machinery - Diversified - 0.04%				Seadrill Operating LP
Engineered Machinery Holdings Inc				8.33%, 02/12/2021(q)	5,980	5,575
5.58%, 07/25/2024(q)		248	247	US LIBOR + 6.00%
US LIBOR + 3.25%						$6,298
NN Inc				Packaging & Containers - 0.03%
10.07%, 04/19/2023(q)		792	782	BWAY Holding Co
			$1,029	5.58%, 04/03/2024(q)	708	705
Media - 0.24%				US LIBOR + 3.25%
Altice US Finance I Corp				CROWN Americas LLC
4.33%, 07/28/2025(q)		437	436	4.08%, 01/17/2025(q)	55	55
US LIBOR + 2.25%				US LIBOR + 2.00%
CBS Radio Inc				Plastipak Holdings Inc
4.82%, 11/17/2024(q)		678	672	4.59%, 10/14/2024(q)	114	114
US LIBOR + 2.75%				US LIBOR + 2.50%
CSC Holdings LLC						$874
4.31%, 07/15/2025(q)		680	676	Pharmaceuticals - 0.02%
US LIBOR + 2.25%				Change Healthcare Holdings LLC
Meredith Corp				4.83%, 03/01/2024(q)	465	466
5.08%, 01/17/2025(q)		226	227	US LIBOR + 2.75%
US LIBOR + 3.00%				Pipelines - 0.27%
Radiate Holdco LLC				BCP Raptor LLC
5.08%, 12/09/2023(q)		436	433	6.42%, 06/22/2024(q)	386	373
US LIBOR + 3.00%				US LIBOR + 4.25%
Sequel Merger Sub II LLC				Southcross Energy Partners LP
7.09%, 06/28/2025(q)		516	516	6.58%, 08/04/2021(q)	7,795	6,816
Unitymedia Finance LLC				US LIBOR + 4.25%
4.06%, 05/24/2023(q)		230	230			$7,189
US LIBOR + 2.00%				Real Estate - 0.08%
4.31%, 09/08/2025(q)		999	996	DTZ US Borrower LLC
US LIBOR + 2.25%				0.00%, 08/15/2025(q),(r)	722	719
UPC Financing Partnership				US LIBOR + 3.25%
4.56%, 01/15/2026(q)		313	312	Toys R Us Property Co I LLC
US LIBOR + 2.50%				0.00%, 08/21/2019(a),(q)	1,646	1,414
Virgin Media Bristol LLC				US LIBOR + 5.00%
4.56%, 01/15/2026(q)		795	794			$2,133
US LIBOR + 2.50%				REITs - 0.03%
Ziggo Secured Finance Partnership				Iron Mountain Inc
4.56%, 04/15/2025(q)		963	946	3.83%, 12/22/2025(q)	693	683
US LIBOR + 2.50%				US LIBOR + 1.75%
			$6,238
Metal Fabrication & Hardware - 0.10%				Retail - 0.41%
				1011778 BC ULC
Atkore International Inc				4.33%, 02/16/2024(q)	820	819
5.09%, 12/22/2023(q)		94	94	US LIBOR + 2.25%
US LIBOR + 2.75%				DBP Holding Corp
Eco-Bat Technologies Ltd				6.32%, 10/05/2019(q)	1,445	1,303
12.00%, PIK 11.00%, 03/31/2022(k),(n),(q)	EUR	5,985	2,674	US LIBOR + 4.00%
			$2,768	Del Frisco's Restaurant Group Inc
				0.00%, 06/27/2025(q),(r)	514	496
				US LIBOR + 6.00%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Retail (continued)			Software (continued)
EG America LLC			Seattle SpinCo Inc
6.33%, 02/07/2025(q)	$1,361	$1,361	4.58%, 04/19/2024(q)	$595	$593
US LIBOR + 4.00%			US LIBOR + 2.50%
10.22%, 03/23/2026(q)	1,313	1,294	SS&C Technologies Inc
US LIBOR + 8.00%			0.00%, 04/16/2025(q),(r)	357	357
Harbor Freight Tools USA Inc			US LIBOR + 2.25%
4.58%, 08/18/2023(q)	270	270	SuperMoose Borrower LLC
US LIBOR + 2.50%			0.00%, 08/15/2025(q),(r)	485	486
IRB Holding Corp			US LIBOR + 3.75%
5.32%, 01/17/2025(q)	234	236	Vero Parent Inc
US LIBOR + 3.25%			7.08%, 08/09/2024(q)	954	955
J Crew Group Inc			US LIBOR + 5.00%
0.00%, 03/05/2021(q),(r)	1,328	1,193			$12,328
US LIBOR + 3.22%			Telecommunications - 0.73%
JC Penney Corp Inc			Consolidated Communications Inc
6.57%, 06/09/2023(q)	2,923	2,675	5.08%, 10/05/2023(q)	82	81
US LIBOR + 4.25%			US LIBOR + 3.00%
0.00%, 06/09/2023(q),(r)	70	64	Cyxtera DC Holdings Inc
US LIBOR + 4.25%			5.09%, 03/15/2024(q)	990	995
Petco Animal Supplies Inc			US LIBOR + 3.00%
5.59%, 01/26/2023(q)	217	158	Global Tel*Link Corp
US LIBOR + 3.25%			6.33%, 05/23/2020(q)	2,168	2,178
PF Chang's China Bistro Inc			US LIBOR + 4.00%
7.67%, 08/18/2022(q)	960	958	10.58%, 11/23/2020(q)	2,933	2,940
US LIBOR + 5.00%			US LIBOR + 8.25%
		$10,827	GTT Communications Inc
Semiconductors - 0.01%			4.83%, 04/25/2025(q)	681	668
Microchip Technology Inc			US LIBOR + 2.75%
4.08%, 05/23/2025(q)	350	349	Intelsat Jackson Holdings SA
US LIBOR + 2.00%			5.81%, 11/30/2023(q)	3,782	3,798
Software - 0.47%			US LIBOR + 3.75%
Almonde Inc			MLN US Holdco LLC
5.82%, 06/13/2024(q)	648	644	0.00%, 07/11/2025(q),(r)	743	746
US LIBOR + 3.50%			US LIBOR + 4.50%
9.56%, 04/28/2025(q)	1,000	980	0.00%, 07/13/2026(q),(r)	1,116	1,105
US LIBOR + 7.25%			US LIBOR + 8.75%
Cengage Learning Inc			Plantronics Inc
6.33%, 06/07/2023(q)	2,099	1,943	4.58%, 06/02/2025(q)	671	669
US LIBOR + 4.25%			US LIBOR + 2.50%
Cvent Inc			Securus Technologies Holdings Inc
5.83%, 11/29/2024(q)	980	977	6.58%, 06/20/2024(q)	1,487	1,485
US LIBOR + 3.75%			10.33%, 06/20/2025(q)	1,866	1,861
Digicert Holdings Inc			Sprint Communications Inc
10.08%, 09/19/2025(q)	619	616	4.62%, 01/31/2024(q)	667	667
US LIBOR + 8.00%			US LIBOR + 2.50%
Donnelley Financial Solutions Inc			Telenet Financing USD LLC
5.06%, 09/29/2023(q)	81	81	4.31%, 08/17/2026(q)	379	374
US LIBOR + 3.00%			US LIBOR + 2.25%
Evergreen Skills Lux Sarl			US TelePacific Corp
10.33%, 04/28/2022(q)	2,000	1,783	7.33%, 05/02/2023(q)	1,824	1,806
US LIBOR + 8.25%			US LIBOR + 5.00%
First Data Corp					$19,373
4.07%, 07/08/2022(q)	621	621	Transportation - 0.08%
US LIBOR + 2.00%			Gruden Acquisition Inc
Greenway Health LLC			7.83%, 08/18/2022(q)	962	965
6.08%, 02/16/2024(q)	582	581	US LIBOR + 5.50%
US LIBOR + 4.25%			Navios Maritime Partners LP
IQVIA Inc			7.33%, 09/14/2020(q)	1,206	1,205
4.08%, 06/09/2025(q)	670	669			$2,170
US LIBOR + 1.75%			TOTAL SENIOR FLOATING RATE INTERESTS		$164,750
4.33%, 01/14/2025(q)	263	263	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 2.00%			AGENCY OBLIGATIONS - 15.08%	Amount (000's) Value (000's)
MA FinanceCo LLC			Federal National Mortgage Association (FNMA) - 3.09%
4.58%, 04/19/2024(q)	88	88	4.00%, 10/01/2041(s)	$4,819	$4,901
US LIBOR + 2.50%			4.50%, 09/01/2040(s)	67,681	70,282
Rackspace Hosting Inc			5.00%, 10/01/2041(s)	5,883	6,212
5.35%, 11/03/2023(q)	696	691			$81,395
US LIBOR + 3.00%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund August 31, 2018

U.S. GOVERNMENT & GOVERNMENT		Principal				Maturity
AGENCY OBLIGATIONS (continued)		Amount (000’s) Value (000’s)		REPURCHASE AGREEMENTS (continued)		Amount (000’s) Value (000’s)
U.S. Treasury - 7.57%				Banks (continued)
1.13%, 02/28/2021(p)		$8,063	$7,764	Merrill Lynch Repurchase Agreement on		$1,908	$1,899
1.13%, 08/31/2021(p)		15,700	14,993	securities sold short; 1.10% dated 3/23/2018
1.38%, 02/29/2020(p)		11,339	11,140	(collateralized by Mexico Government
1.38%, 05/31/2020(p)		7,425	7,269	International Bond; $1,873,721; 4.15%; dated
1.63%, 03/31/2019(p)		14,385	14,330	03/28/27	) (w)
2.13%, 02/29/2024(p)		5,163	4,995	Merrill Lynch Repurchase Agreement on		1,007	1,002
2.13%, 03/31/2024(p)		7,250	7,010	securities sold short; 1.10% dated 3/23/2018
2.25%, 12/31/2023(p)		13,206	12,875	(collateralized by Mexico Government
2.38%, 08/15/2024(p)		3,346	3,271	International Bond; $989,075; 4.15%; dated
2.50%, 05/31/2020(p)		12,007	11,982	03/28/27	) (w)
2.50%, 05/15/2024(p)		7,251	7,147	Merrill Lynch Repurchase Agreement on		290	289
2.63%, 05/15/2021(p)		1,119	1,117	securities sold short; 1.10% dated 3/27/2018
2.75%, 08/15/2021(p)		75,743	75,861	(collateralized by Mexico Government
2.88%, 05/31/2025(p)		16,797	16,870	International Bond; $285,175; 4.15%; dated
2.88%, 05/15/2028(p)		2,239	2,241	03/28/27	) (w)
3.00%, 02/15/2047		773	772	Merrill Lynch Repurchase Agreement on		479	477
			$199,637	securities sold short; 1.10% dated 4/17/2018
U.S. Treasury Bill - 4.19%				(collateralized by Mexico Government
1.72%, 12/06/2018(t),(u)		850	845	International Bond; $474,957; 4.15%; dated
1.87%, 09/20/2018(b),(p),(t)		23,000	22,980	03/28/27	) (w)
1.94%, 10/18/2018(t)		10,600	10,574	Merrill Lynch Repurchase Agreement on		1,260	1,253
1.94%, 10/25/2018(p),(t)		28,125	28,046	securities sold short; 1.25% dated 3/23/2018
2.00%, 11/08/2018(p),(t)		38,650	38,508	(collateralized by Mexico Government
2.01%, 01/03/2019(t)		2,785	2,765	International Bond; $1,231,159; 4.13%; dated
2.14%, 01/24/2019(t)		1,360	1,348	01/21/26	) (w)
2.20%, 02/14/2019(t)		2,655	2,629	Merrill Lynch Repurchase Agreement on		1,048	1,043
2.30%, 06/20/2019(t)		1,375	1,349	securities sold short; 1.25% dated 4/19/2018
2.34%, 07/18/2019(t)		1,375	1,347	(collateralized by Mexico Government
			$110,391	International Bond; $1,013,324; 5.55%; dated
U.S. Treasury Strip - 0.23%				01/21/45	) (w)
0.00%, 11/15/2046(a),(p),(v)		10,679	4,582	Merrill Lynch Repurchase Agreement on		1,024	1,019
0.00%, 05/15/2047(a),(p),(v)		3,298	1,393	securities sold short; 1.25% dated 4/25/2018
			$5,975	(collateralized by Mexico Government
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				International Bond; $1,013,324; 5.55%; dated
OBLIGATIONS			$397,398	01/21/45	) (w)
		Maturity		Merrill Lynch Repurchase Agreement on		506	504
REPURCHASE AGREEMENTS - 8.69%		Amount (000's) Value (000's)		securities sold short; 1.25% dated 4/27/2018
Banks - 8.69%				(collateralized by Mexico Government
Barclays Repurchase Agreement on securities sold		$10,115	$10,082	International Bond; $506,662; 5.55%; dated
short; 0.75% dated 3/26/2018 (collateralized				01/21/45	) (w)
by Bahrain Government International Bond;				Merrill Lynch Repurchase Agreement on		3,262	3,260
$10,048,278; 6.13%; dated 07/05/22)(w)				securities sold short; 1.35% dated 8/13/2018
Barclays Repurchase Agreement on securities sold		10,408	10,386	(collateralized by Republic of South Africa
short; 0.75% dated 5/18/2018 (collateralized				Government International Bond; $3,191,686;
by Comision Federal de Electricidad;				4.85%; dated 09/27/27) (w)
$10,527,604; 6.13%; dated 06/16/45)(w)				Merrill Lynch Repurchase Agreement on		548	546
Barclays Repurchase Agreement on securities;		9,763	9,745	securities sold short; 1.45% dated 6/1/2018
1.65% dated 7/19/2018 (collateralized by				(collateralized by Mexico Government
Sri Lanka Government International Bond;				International Bond; $544,082; 3.75%; dated
$9,988,423; 6.83%; dated 07/18/26)(w)				01/11/28	) (w)
Merrill Lynch Repurchase Agreement on		650	650	Merrill Lynch Repurchase Agreement; on		1,316	1,311
securities sold short; 0.00% dated 7/5/2017				securities sold short 1.45% dated 6/4/2018
(collateralized by Colombia Government				(collateralized by Mexico Government
International Bond; $613,922; 4.50%; dated				International Bond; $1,314,786; 3.75%; dated
01/28/26)(a),(w)				01/11/28	) (w)
Merrill Lynch Repurchase Agreement on		958	954	Merrill Lynch Repurchase Agreement on		974	968
securities sold short; 1.00% dated 4/18/2018				securities sold short; 1.50% dated 3/23/2018
(collateralized by Mexico Government				(collateralized by Mexico Government
International Bond; $949,914; 4.15%; dated				International Bond; $959,077; 3.75%; dated
03/28/27	) (w)			01/11/28	) (w)
Merrill Lynch Repurchase Agreement on		1,437	1,431	Merrill Lynch Repurchase Agreement on		3,091	3,085
securities sold short; 1.00% dated 4/19/2018				securities sold short; 1.50% dated 7/19/2018
(collateralized by Mexico Government				(collateralized by Republic of South Africa
International Bond; $1,424,871; 4.15%; dated				Government International Bond; $2,985,771;
03/28/27	) (w)			4.85%; dated 09/27/27) (w)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

	Maturity			Maturity
REPURCHASE AGREEMENTS (continued)	Amount (000’s) Value (000’s)		REPURCHASE AGREEMENTS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Merrill Lynch Repurchase Agreement on	$964	$964	Merrill Lynch Repurchase Agreement on	$1,059	$1,059
securities sold short; 1.65% dated 8/16/2018			securities sold short; 2.07% dated 8/31/2018
(collateralized by Republic of South Africa			maturing 9/4/2018 (collateralized by United
Government International Bond; $949,608;			States Treasury Note/Bond; $1,059,639;
4.30%; dated 10/12/28) (w)			2.63%; dated 07/15/21)
Merrill Lynch Repurchase Agreement on	2,135	2,134	Merrill Lynch Repurchase Agreement on	1,890	1,890
securities sold short; 1.65% dated 8/16/2018			securities sold short; 2.07% dated 8/31/2018
(collateralized by Republic of South Africa			maturing 9/4/2018 (collateralized by United
Government International Bond; $2,107,529;			States Treasury Note/Bond; $1,890,924;
5.88%; dated 06/22/30) (w)			2.63%; dated 07/15/21)
Merrill Lynch Repurchase Agreement on	39,611	39,609	Merrill Lynch Repurchase Agreement; 2.07%	415	415
securities sold short; 1.90% dated 8/31/2018			dated 8/31/2018 maturing 9/4/2018
maturing 9/4/2018 (collateralized by United			(collateralized by United States Treasury Note/
States Treasury Note/Bond; $39,643,117;			Bond; $415,173; 2.75%; dated 08/15/21)
2.63%; dated 07/31/20)					$228,953
Merrill Lynch Repurchase Agreement on	3,566	3,566	TOTAL REPURCHASE AGREEMENTS		$228,953
securities sold short; 1.94% dated 8/31/2018			TOTAL PURCHASED OPTIONS - 0.20%		$5,186
maturing 9/4/2018 (collateralized by United			Total Investments	$3,011,472
States Treasury Note/Bond; $3,571,992;			Other Assets and Liabilities - (14.26)%		$(375,936)
1.38%; dated 09/15/20)			TOTAL NET ASSETS - 100.00%	$2,635,536
Merrill Lynch Repurchase Agreement on	10,839	10,839
securities sold short; 1.97% dated 8/31/2018
maturing 9/4/2018 (collateralized by United			(a) Non-income producing security
States Treasury Note/Bond; $10,762,790;			(b) Security or a portion of the security was pledged as collateral for short sales.
1.50%; dated 08/15/20)			At the end of the period, the value of these securities totaled $125,164 or
Merrill Lynch Repurchase Agreement on	3,811	3,811	4.75% of net assets.
securities sold short; 1.97% dated 8/31/2018			(c) Security exempt from registration under Rule 144A of the Securities Act of
maturing 9/4/2018 (collateralized by United			1933. These securities may be resold in transactions exempt from registration,
States Treasury Note/Bond; $3,777,543;			normally to qualified institutional buyers. At the end of the period, the value of
1.88%; dated 08/31/24)			these securities totaled $258,668 or 9.81% of net assets.
Merrill Lynch Repurchase Agreement on	36,532	36,530	(d) Fair value of these investments is determined in good faith by the Manager
securities sold short; 1.97% dated 8/31/2018			under procedures established and periodically reviewed by the Board of
maturing 9/4/2018 (collateralized by United			Directors. Certain inputs used in the valuation may be unobservable; however,
States Treasury Note/Bond; $36,099,168;			each security is evaluated individually for purposes of ASC 820 which results
2.63%; dated 02/28/23)			in not all securities being identified as Level 3 of the fair value hierarchy.
Merrill Lynch Repurchase Agreement on	3,523	3,522	At the end of the period, the fair value of these securities totaled $10,961 or
securities sold short; 1.97% dated 8/31/2018			0.42% of net assets.
maturing 9/4/2018 (collateralized by United			(e) The value of these investments was determined using significant unobservable
States Treasury Note/Bond; $3,528,408;			inputs.
1.88%; dated 12/15/20)			(f) Restricted Security. Please see Restricted Security Sub-Schedule for more
Merrill Lynch Repurchase Agreement on	12,195	12,195	information.
securities sold short; 1.97% dated 8/31/2018			(g) All or a portion of this security is owned by the GMS Cayman Corporation,
maturing 9/4/2018 (collateralized by United			which is a 100% owned subsidiary of the fund.
States Treasury Note/Bond; $12,196,617;			(h) Current yield shown is as of period end.
2.75%; dated 05/31/23)			(i) Affiliated Security. Security is either an affiliate (and registered under the
Merrill Lynch Repurchase Agreement on	16,470	16,470	Investment Company Act of 1940) or an affiliate as defined by the Investment
securities sold short; 1.97% dated 8/31/2018			Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
maturing 9/4/2018 (collateralized by United			voting shares of the security). Please see affiliated sub-schedule for
States Treasury Note/Bond; $16,496,688;			transactional information.
2.75%; dated 07/31/23)			(j) Perpetual security. Perpetual securities pay an indefinite stream of interest,
Merrill Lynch Repurchase Agreement on	28,288	28,288	but they may be called by the issuer at an earlier date.
securities sold short; 1.97% dated 8/31/2018			(k) Payment in kind; the issuer has the option of paying additional securities in
maturing 9/4/2018 (collateralized by United			lieu of cash.
States Treasury Note/Bond; $28,371,912;			(l) Rate shown is the rate in effect as of period end. The rate may be based on a
2.88%; dated 04/30/25)			fixed rate, variable rate, or floating rate.
Merrill Lynch Repurchase Agreement on	10,694	10,694	(m) Security purchased on a when-issued basis.
securities sold short; 1.97% dated 8/31/2018			(n) Certain variable rate securities are not based on a published reference rate
maturing 9/4/2018 (collateralized by United			and spread but are determined by the issuer or agent and are based on current
States Treasury Inflation Indexed Bonds;			market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
$10,705,271; 0.63%; dated 04/15/23)			(o) Security is an Interest Only Strip.
Merrill Lynch Repurchase Agreement on	7,063	7,063	(p) Security or portion of the security was pledged as collateral for reverse
securities sold short; 1.97% dated 8/31/2018			repurchase agreements. At the end of the period, the value of these securities
maturing 9/4/2018 (collateralized by United			totaled $261,822 or 9.93% of net assets.
States Treasury Note/Bond; $7,091,861;			(q) Rate information disclosed is based on an average weighted rate as of period
2.38%; dated 05/15/27)			end.
(r) This Senior Floating Rate Note will settle after August 31, 2018, at which time the interest rate will be determined.

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund August 31, 2018

(s)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(t)	Rate shown is the discount rate of the original purchase.
(u)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $845 or 0.03% of net assets.
(v)	Security is a Principal Only Strip.
(w)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
(x)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $69 or 0.00% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Government	20.54%
Financial	20.26%
Investment Companies	16.42%
Consumer, Non-cyclical	10.11%
Industrial	7.89%
Communications	7.11%
Consumer, Cyclical	6.86%
Mortgage Securities	6.10%
Technology	6.00%
Energy	4.46%
Basic Materials	3.36%
Asset Backed Securities	3.33%
Utilities	1.45%
Purchased Options	0.20%
Diversified	0.17%
Investments Sold Short	(22.37)%
Other Assets and Liabilities	8.11%
TOTAL NET ASSETS	100.00%

Affiliated Securities		August 31, 2017				Purchases	Sales			August 31, 2018
		Value				Cost	Proceeds			Value
Principal Government Money Market Fund 1.84%$		— $					2,001,909	$1,606,223	$			395,686
	$	— $					2,001,909	$1,606,223	$			395,686

				Realized Gain/Loss			Realized Gain from			Change in Unrealized
		Income		on Investments			Capital Gain Distributions					Gain/Loss
Principal Government Money Market Fund 1.84%$		4,607	$			— $		— $				—
		$4,607	$			— $		— $				—
Amounts in thousands

Restricted Securities

Security Name				Acquisition Date				Cost		Value		Percent of Net Assets
AerGen Aviation Finance Ltd				3/1/2017		$		1,215		$—		0.00%
Airbnb, Inc				6/24/2015				157		195		0.01%
Birst Inc				6/15/2017				23		4		0.00%
DraftKings Inc				12/4/2014				89		138		0.01%
Element Comm Aviation				6/15/2015				2,800		2,511		0.10%
Forward Venture Services LLC				11/20/2014				170		272		0.01%
Jand Inc				4/23/2015				43		54		0.00%
Jand Inc				4/23/2015				19		24		0.00%
Klarna Holding AB				8/7/2015				89		121		0.00%
Lithium Technology Corp				4/16/2015				21		1		0.00%
Marklogic Corp				4/27/2015				172		148		0.01%
Panera Bread Co		01/26/2012-07/19/2017						—		18		0.00%
Pinterest Inc				3/16/2015				627		544		0.02%
SunEdison Inc				1/8/2018				841		14		0.00%
SunEdison Inc				1/8/2018				1,425		29		0.00%
SunEdison Inc				1/8/2018				404		8		0.00%
Uber Technologies Inc				6/5/2014				222		622		0.02%
Veracode Inc				4/18/2017				24		24		0.00%
VICI Properties Inc				1/26/2018				4,464		5,063		0.19%
WeWork Cos Inc				12/8/2014				6		22		0.00%
WeWork Cos Inc Series D-1				12/8/2014				81		304		0.01%
WeWork Cos Inc Series D-2				12/8/2014				64		238		0.01%
Zuora Inc				1/15/2015				138		499		0.02%
Total										$10,853		0.41%
Amounts in thousands.

Options

								Upfront				Unrealized
		Contracts/						Payments/				Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount			Exercise Price	Expiration Date	(Receipts)		Fair Value		(Depreciation)
Call - iShares MSCI Emerging	N/A	855			$86	$44.00	09/24/2018	$115			$38	$(77)
Markets ETF
Put - Financial Select Sector SPDR	N/A	301			$30	$28.00	10/22/2018	29			16	(13)
Fund
Put - Invesco QQQ Trust Series 1	N/A	53			$5	$168.00	09/24/2018	29			1	(28)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Options (continued)

							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date	(Receipts)	Fair Value	(Depreciation)
Put - iShares Russell 2000 ETF	N/A	1,378	$138		$160.00	01/02/2019	$400	$299	$(101)
Put - iShares Russell 2000 ETF	N/A	1,378	$138		$155.00	01/02/2019	503	213	(290)
Put - S&P 500 Index	N/A	121	$12	$2,500.00		03/18/2019	1,230	377	(853)
Put - S&P 500 Index	N/A	158	$16	$2,400.00		12/24/2018	1,365	164	(1,201)
Put - S&P 500 Index	N/A	182	$18	$2,325.00		09/24/2018	1,515	6	(1,509)
Put - S&P 500 Index	N/A	138	$14	$2,650.00		09/23/2019	1,319	1,228	(91)
Put - S&P 500 Index	N/A	68	$7	$2,775.00		10/22/2018	215	96	(119)
Put - S&P 500 Index	N/A	150	$15	$2,450.00		06/24/2019	1,172	664	(508)
Call - GBP versus USD	Barclays Bank PLC	1 GBP	4,100	GBP	1.30	09/19/2018	30	30	—
Call - GBP versus USD	Barclays Bank PLC	1 GBP	4,100	GBP	1.32	11/01/2018	52	43	(9)
Call - GBP versus USD	Barclays Bank PLC	1 GBP	2,050	GBP	1.30	11/12/2018	40	38	(2)
Call - NZD versus USD	Barclays Bank PLC	1NZD	3,356	NZD	0.68	10/04/2018	28	3	(25)
Call - USD versus BRL	Barclays Bank PLC	1	$4,100		$4.25	11/26/2018	136	127	(9)
Call - USD versus CNH	Barclays Bank PLC	1	$16,853		$6.55	10/25/2018	80	750	670
Call - USD versus CNH	Barclays Bank PLC	1	$13,855		$6.55	10/25/2018	66	617	551
Call - USD versus INR	Barclays Bank PLC	1	$4,140		$72.60	12/31/2018	51	54	3
Call - USD versus PHP	Barclays Bank PLC	1	$8,200		$54.75	02/05/2019	94	77	(17)
Call - USD versus PHP	Barclays Bank PLC	1	$4,100		$54.75	02/05/2019	43	39	(4)
Put - EUR versus GBP	Deutsche Bank AG	1EUR	2,339	EUR	0.90	01/15/2019	82	51	(31)
Put - EUR versus SEK	Barclays Bank PLC	1EUR	5,663	EUR	10.00	09/13/2018	79	—	(79)
Put - EUR versus SEK	Barclays Bank PLC	1EUR	1,526	EUR	10.25	10/26/2018	21	3	(18)
Put - EUR versus SEK	Barclays Bank PLC	1EUR	7,630	EUR	10.15	10/08/2018	99	2	(97)
Put - EUR versus SEK	Barclays Bank PLC	1EUR	5,723	EUR	10.25	10/15/2018	87	7	(80)
Put - EUR versus SEK	Barclays Bank PLC	1EUR	7,630	EUR	10.10	10/04/2018	95	1	(94)
Put - EUR versus SEK	Barclays Bank PLC	1EUR	1,888	EUR	10.00	09/13/2018	27	—	(27)
Put - USD versus BRL	Barclays Bank PLC	1	$4,530		$3.20	11/13/2018	81	—	(81)
Put - USD versus BRL	Barclays Bank PLC	1	$2,406		$3.28	11/14/2018	40	1	(39)
Put - USD versus BRL	Barclays Bank PLC	1	$12,497		$3.50	01/11/2019	46	50	4
Put - USD versus BRL	Barclays Bank PLC	1	$3,815		$3.28	11/14/2018	48	1	(47)
Put - USD versus BRL	Barclays Bank PLC	1	$7,530		$3.28	11/14/2018	43	2	(41)
Put - USD versus BRL	Barclays Bank PLC	1	$4,180		$3.25	12/21/2018	15	3	(12)
Put - USD versus BRL	Barclays Bank PLC	1	$6,150		$3.50	01/11/2019	19	25	6
Put - USD versus BRL	Barclays Bank PLC	1	$6,015		$3.28	11/13/2018	95	2	(93)
Put - USD versus CAD	Barclays Bank PLC	1	$5,740		$1.29	09/07/2018	14	5	(9)
Put - USD versus IDR	Barclays Bank PLC	1	$2,098	$14,100.00		12/11/2018	10	1	(9)
Put - USD versus IDR	Barclays Bank PLC	1	$6,293	$14,100.00		12/11/2018	35	4	(31)
Put - USD versus JPY	Barclays Bank PLC	1	$6,150		$107.00	12/21/2018	61	46	(15)
Put - USD versus JPY	Barclays Bank PLC	1	$6,150		$108.50	11/16/2018	71	44	(27)
Call - 90 Day Eurodollar Future;	N/A	75	$188		$97.50	10/15/2018	7	3	(4)
December 2018
Call - 90 Day Eurodollar Future;	N/A	246	$615		$97.63	12/18/2018	10	8	(2)
December 2018
Call - 90 Day Eurodollar Future;	N/A	112	$280		$97.38	03/19/2019	31	19	(12)
March 2019
Call - 90 Day Eurodollar Future;	N/A	264	$660		$98.25	09/18/2018	33	1	(32)
September 2018
Call - Canadian Bank Acceptance	N/A	164 CAD	410	CAD	98.00	06/18/2019	7	6	(1)
Future; June 2019
Call - Canadian Bank Acceptance	N/A	38 CAD	95	CAD	98.00	03/19/2019	2	1	(1)
Future; March 2019
Call - Eurodollar, Mid-Curve 1 Yr	N/A	229	$573		$97.50	12/17/2018	56	16	(40)
Future; December 2019
Put - Euribor, Mid-Curve 3 Yr	N/A	75 EUR	188	EUR	99.38	09/17/2018	15	—	(15)
Future;September 2021
Put - Euribor, Mid-Curve 3 Yr	N/A	150 EUR	375	EUR	99.13	09/17/2018	19	—	(19)
Future;September 2021
Put - Eurodollar, Mid-Curve 2 Yr	N/A	53	$133		$97.00	09/17/2018	4	4	—
Future; September 2020
Put - US 2 Year Note 5th W Future;	N/A	178	$356		$105.63	09/04/2018	11	—	(11)
December 2018
Total							$9,775	$5,186	$(4,589)
							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date	(Receipts)	Fair Value	(Depreciation)
Put - iShares Russell 2000 ETF	N/A	1,378	$138		$133.00	10/01/2018	$(67)$	(3)$	64
Put - iShares Russell 2000 ETF	N/A	1,378	$138		$133.00	01/02/2019	(157)	(54)	103
Put - S&P 500 Index	N/A	79	$8	$2,150.00		12/24/2018	(364)	(36)	328

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Options (continued)

							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date	(Receipts)	Fair Value	(Depreciation)
Put - S&P 500 Index	N/A	91	$9	$2,075.00		09/24/2018	$(375)$	(1)$	374
Put - S&P 500 Index	N/A	60	$6	$2,300.00		03/18/2019	(390)	(108)	282
Put - S&P 500 Index	N/A	150	$15	$2,175.00		06/24/2019	(609)	(340)	269
Put - S&P 500 Index	N/A	138	$14	$2,425.00		09/23/2019	(786)	(742)	44
Put - S&P 500 Index	N/A	68	$7	$2,625.00		10/22/2018	(95)	(42)	53
Call - EUR versus NOK	Barclays Bank PLC	1EUR	1,763	EUR	9.75	11/19/2018	(18)	(27)	(9)
Call - EUR versus SEK	Barclays Bank PLC	1EUR	3,815	EUR	10.70	01/08/2019	(46)	(62)	(16)
Call - USD versus CAD	Barclays Bank PLC	1	$4,100		$1.34	11/27/2018	(26)	(23)	3
Call - USD versus CAD	Barclays Bank PLC	1	$2,870		$1.31	09/28/2018	(13)	(18)	(5)
Call - USD versus CLP	Barclays Bank PLC	1	$5,034		$662.00	10/25/2018	(62)	(176)	(114)
Call - USD versus JPY	Barclays Bank PLC	1	$1,130		$114.00	11/23/2018	(7)	(3)	4
Call - USD versus JPY	Barclays Bank PLC	1	$2,098		$114.50	10/18/2018	(13)	(1)	12
Call - USD versus MXN	Barclays Bank PLC	1	$1,230		$19.75	11/26/2018	(20)	(22)	(2)
Call - USD versus ZAR	Barclays Bank PLC	1	$2,870		$15.00	12/17/2018	(96)	(119)	(23)
Call - USD versus ZAR	Barclays Bank PLC	1	$2,050		$15.20	11/29/2018	(39)	(66)	(27)
Put - EUR versus GBP	Barclays Bank PLC	1EUR	1,888	EUR	0.87	09/13/2018	(24)	—	24
Put - EUR versus GBP	Barclays Bank PLC	1EUR	763	EUR	0.86	10/26/2018	(9)	(1)	8
Put - EUR versus HUF	Barclays Bank PLC	1EUR	1,510	EUR	310.00	09/13/2018	(15)	(1)	14
Put - EUR versus PLN	Barclays Bank PLC	1EUR	1,510	EUR	4.18	09/13/2018	(13)	—	13
Put - EUR versus SEK	Barclays Bank PLC	1EUR	7,630	EUR	9.90	10/08/2018	(37)	—	37
Put - EUR versus USD	Barclays Bank PLC	1EUR	1,888	EUR	1.22	09/13/2018	(25)	(112)	(87)
Put - EUR versus USD	Barclays Bank PLC	1EUR	763	EUR	1.20	10/26/2018	(8)	(29)	(21)
Put - GBP versus USD	Barclays Bank PLC	1 GBP	4,195	GBP	1.30	09/19/2018	(29)	(45)	(16)
Put - USD versus BRL	Barclays Bank PLC	1	$7,748		$4.02	10/01/2018	(122)	(134)	(12)
Put - USD versus CAD	Barclays Bank PLC	1	$2,050		$1.29	11/16/2018	(15)	(17)	(2)
Put - USD versus KRW	Barclays Bank PLC	1	$3,492	$1,090.00		10/02/2018	(32)	(6)	26
Put - USD versus KRW	Barclays Bank PLC	1	$2,050	$1,100.00		11/19/2018	(16)	(18)	(2)
Call - 90 Day Eurodollar Future;	N/A	75	$188		$97.75	10/15/2018	(2)	(1)	1
December 2018
Call - 90 Day Eurodollar Future;	N/A	75	$188		$97.63	09/18/2018	(5)	(6)	(1)
September 2018
Call - Eurodollar, Mid-Curve 2 Yr	N/A	164	$410		$97.63	12/17/2018	(10)	(9)	1
Future; December 2020
Call - Eurodollar, Mid-Curve 2 Yr	N/A	75	$188		$97.25	03/18/2019	(30)	(26)	4
Future; March 2021
Call - Eurodollar, Mid-Curve 2 Yr	N/A	53	$133		$97.13	09/17/2018	(7)	(4)	3
Future; September 2020
Call - Eurodollar, Mid-Curve 3 Yr	N/A	152	$380		$97.25	12/17/2018	(63)	(31)	32
Future; December 2021
Call - Eurodollar, Mid-Curve 3 Yr	N/A	10	$25		$97.13	09/17/2018	(2)	(1)	1
Future; September 2021
Call - US 5 Year Note Future;	N/A	13	$13		$113.75	09/24/2018	(3)	(2)	1
December 2018
Put - Euribor, Mid-Curve 3 Yr	N/A	75 EUR	188	EUR	99.25	09/17/2018	(9)	—	9
Future;September 2021
Put - Euribor, Mid-Curve 3 Yr	N/A	150 EUR	375	EUR	99.00	09/17/2018	(9)	—	9
Future;September 2021
Put - US Long Bond Future;	N/A	20	$20		$143.00	09/24/2018	(10)	(7)	3
December 2018
Total							$(3,678)$	(2,293)$	1,385
Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date		Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; December 2018		Long	2			$520 $			—
3 Month Euro Swiss; June 2019		Long	1			260			—
3 Month Euro Swiss; March 2019		Long	2			520			—
30 Day Federal Funds; January 2019		Long		99		40,292			—
90 Day Eurodollar; December 2018		Short	81			19,720			10
90 Day Eurodollar; December 2018		Short		166		40,415			(30)
90 Day Eurodollar; December 2019		Long	150			36,392			29
90 Day Eurodollar; December 2019		Short	2,845			690,233			(16)
90 Day Eurodollar; December 2019		Short		56		13,586			27
90 Day Eurodollar; December 2021		Short	150			36,407			(81)
90 Day Eurodollar; June 2019		Short	80			19,428			3
90 Day Eurodollar; June 2020		Short	42			10,191			(7)
90 Day Eurodollar; March 2019		Long	150			36,465			3

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Futures Contracts (continued)

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; March 2019	Short	87	$21,150	$15
90 Day Eurodollar; March 2020	Short	52	12,616	3
90 Day Eurodollar; September 2019	Short	66	16,019	(1)
90 Day Eurodollar; September 2019	Short	65	15,776	(8)
90 Day Short Sterling; December 2018	Short	4	643	—
90 Day Short Sterling; December 2019	Long	774	123,964	(20)
90 Day Short Sterling; December 2019	Short	19	3,043	(1)
90 Day Short Sterling; June 2019	Short	11	1,764	1
90 Day Short Sterling; June 2020	Short	12	1,920	—
90 Day Short Sterling; March 2019	Short	4	642	—
90 Day Short Sterling; March 2020	Short	19	3,041	(1)
90 Day Short Sterling; September 2019	Short	23	3,686	—
90 Day Short Sterling; September 2019	Short	37	5,930	—
AEX Index; September 2018	Long	2	259	2
ASX 90 Day Bank Bill; September 2019	Short	49	35,056	(6)
Australia 10 Year Bond; September 2018	Short	97	9,107	(185)
Australia 10 Year Bond; September 2018	Long	31	2,910	32
Australia 10 Year Bond; September 2018	Long	337	31,639	464
CAC40 Index; September 2018	Long	149	9,349	98
CAC40 Index; September 2018	Long	31	1,945	(7)
Canada 10 Year Bond; December 2018	Short	19	1,962	(6)
Canada 10 Year Bond; December 2018	Short	356	36,770	(89)
Canadian Bank Acceptance; December 2018	Short	15	2,810	1
Canadian Bank Acceptance; June 2019	Short	24	4,484	1
Canadian Bank Acceptance; March 2019	Short	33	6,172	2
Canadian Bank Acceptance; September 2019	Short	33	6,161	(2)
Canadian Bank Acceptance; September 2019	Short	11	2,054	(1)
CBOE VIX; December 2018	Long	26	410	(1)
DAX Index; September 2018	Short	9	3,225	17
DAX Index; September 2018	Long	34	12,185	(198)
DJ Euro Stoxx 50; September 2018	Short	356	14,004	283
DJ Euro Stoxx 50; September 2018	Long	569	22,383	(402)
DJ Euro Stoxx 50; September 2018	Long	14	551	(10)
E-Mini DJIA Index; September 2018	Long	171	22,220	237
E-Mini DJIA Index; September 2018	Long	9	1,169	25
eMini MSCI EAFE; September 2018	Short	2	196	(3)
eMini MSCI Emerging Markets; September 2018	Short	20	1,055	10
eMini MSCI Emerging Markets; September 2018	Short	301	15,876	1,162
Euribor; December 2018	Short	20	5,820	—
Euribor; December 2019	Long	1,420	412,582	247
Euribor; June 2019	Short	12	3,491	—
Euribor; June 2020	Long	12	3,481	4
Euribor; March 2019	Short	33	9,602	—
Euribor; September 2019	Short	11	3,198	—
Euribor; September 2019	Long	454	132,002	5
Euro Bund 10 Year Bund; December 2018	Long	3	560	—
Euro Bund 10 Year Bund; December 2018	Long	186	34,712	9
Euro Bund 10 Year Bund; September 2018	Short	80	15,161	(238)
FTSE China A50 Index; September 2018	Short	15	169	5
FTSE KLCI Index; September 2018	Short	10	220	—
FTSE/JSE Top 40; September 2018	Long	2	71	(1)
FTSE/MIB Index; September 2018	Long	4	470	(44)
FTSE100 Index; September 2018	Short	93	8,951	269
FTSE100 Index; September 2018	Long	335	32,243	(839)
FTSE100 Index; September 2018	Short	19	1,829	35
Hang Seng Index; September 2018	Short	5	884	13
Hang Seng Index; September 2018	Short	41	7,252	(41)
HSCEI China Index; September 2018	Short	17	1,174	27
IBEX 35 Index; September 2018	Long	4	436	(6)
Japan 10 Year Bond TSE; September 2018	Short	32	43,310	92
Japan Topix Index; September 2018	Short	235	36,664	793
Japan Topix Index; September 2018	Long	28	4,368	(15)
Japan Topix Index; September 2018	Long	56	8,737	(91)
KOSPI 200 Index; September 2018	Short	23	1,547	16
Mex Bolsa Index; September 2018	Short	8	208	(11)
MSCI Singapore Index; September 2018	Long	19	503	(7)
MSCI Taiwan Index; September 2018	Long	7	289	2
Nasdaq 100 E-Mini; September 2018	Long	18	2,758	154
Nasdaq 100 E-Mini; September 2018	Long	224	34,322	1,197
Nikkei 225 OSE; September 2018	Long	8	1,646	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Nikkei 225 OSE; September 2018		Long	139		$28,598		$487
OMXS30 Index; September 2018		Short	86		1,559		(43)
Russell 2000 Emini; September 2018		Long	392		34,116		1,093
Russell 2000 Emini; September 2018		Short	315		27,414		(1,002)
Russell 2000 Emini; September 2018		Long	145		12,619		460
S&P 500 Emini; September 2018		Long	173		25,103		474
S&P 500 Emini; September 2018		Short	1		145		—
S&P 500 Emini; September 2018		Short	94		13,640		(562)
S&P 500 Emini; September 2018		Short	55		7,981		(359)
S&P 500 Emini; September 2018		Short	26		3,773		(136)
S&P Mid 400 Emini; September 2018		Long	3		614		18
S&P Mid 400 Emini; September 2018		Short	47		9,614		(182)
S&P/TSX 60 Index; September 2018		Long	17		2,514		(17)
SET50 Index; September 2018		Long	8		55		4
SPI 200 Index; September 2018		Short	32		3,626		(132)
UK 10 Year Gilt; December 2018		Long	171		27,120		13
UK 10 Year Gilt; December 2018		Short	1		159		—
US 10 Year Note; December 2018		Short	559		67,228		(29)
US 10 Year Note; December 2018		Long	149		17,920		(27)
US 10 Year Ultra Note; December 2018		Short	59		7,555		—
US 2 Year Note; December 2018		Long	308		65,099		71
US 5 Year Note; December 2018		Short	643		72,915		(12)
US Long Bond; December 2018		Long	65		9,374		9
US Long Bond; December 2018		Short	46		6,634		(22)
US Ultra Bond; December 2018		Short	23		3,664		(4)
US Ultra Bond; December 2018		Long	3		478		(2)
Total					$		3,025

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver	Asset	Liability
Bank of America NA	09/19/2018		$40,544	JPY	4,451,392	$438	$—
Bank of New York Mellon	09/04/2018		$297	EUR	255	1	—
Bank of New York Mellon	09/14/2018	AUD	1,240 $		906	—	(15)
Bank of New York Mellon	09/14/2018		$912	AUD	1,240	21	—
Bank of New York Mellon	09/19/2018		$914	AUD	1,230	30	—
Bank of New York Mellon	09/19/2018	AUD	1,230 $		905	—	(21)
Bank of New York Mellon	09/19/2018	GBP	1,565 $		2,009	21	—
Bank of New York Mellon	09/19/2018	GBP	3,720 $		4,990	—	(165)
Bank of New York Mellon	09/19/2018		$1,472	GBP	1,110	32	—
Bank of New York Mellon	09/19/2018	EUR	400 $		467	—	(2)
Bank of New York Mellon	09/19/2018	EUR	790 $		902	16	—
Bank of New York Mellon	09/19/2018		$14,251	EUR	12,000	308	—
Bank of New York Mellon	09/19/2018		$248	JPY	27,500	—	—
Bank of New York Mellon	09/19/2018	JPY	48,700 $		445	—	(6)
Bank of New York Mellon	09/19/2018		$4,324	JPY	474,750	47	—
Bank of New York Mellon	09/20/2018	EUR	1,743 $		2,025	1	—
Barclays Bank PLC	09/04/2018	AUD	6,449 $		4,703	—	(67)
Barclays Bank PLC	09/04/2018		$417	AUD	574	4	—
Barclays Bank PLC	09/04/2018		$7,174	AUD	9,767	152	—
Barclays Bank PLC	09/04/2018	AUD	3,892 $		2,818	—	(20)
Barclays Bank PLC	09/04/2018	GBP	1,640 $		2,124	2	—
Barclays Bank PLC	09/04/2018		$4,798	GBP	3,690	14	—
Barclays Bank PLC	09/04/2018	GBP	1,640 $		2,129	—	(3)
Barclays Bank PLC	09/04/2018		$5,864	GBP	4,510	17	—
Barclays Bank PLC	09/04/2018	GBP	1,640 $		2,125	1	—
Barclays Bank PLC	09/04/2018	GBP	3,280 $		4,259	—	(7)
Barclays Bank PLC	09/04/2018	CAD	576 $		445	—	(3)
Barclays Bank PLC	09/04/2018		$450	CAD	586	1	—
Barclays Bank PLC	09/04/2018	CAD	10 $		8	—	—
Barclays Bank PLC	09/04/2018		$1,915	EUR	1,640	11	—
Barclays Bank PLC	09/04/2018	EUR	2,460 $		2,869	—	(14)
Barclays Bank PLC	09/04/2018	EUR	820 $		950	2	—
Barclays Bank PLC	09/04/2018		$1,912	EUR	1,640	8	—
Barclays Bank PLC	09/04/2018		$410	HUF	114,737	2	—
Barclays Bank PLC	09/04/2018		$1,230	HUF	343,649	9	—
Barclays Bank PLC	09/04/2018		$2	HUF	634	—	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Barclays Bank PLC	09/04/2018	HUF	459,020		$1,640	$	— $	(9)
Barclays Bank PLC	09/04/2018		$12	JPY	1,341		—	—
Barclays Bank PLC	09/04/2018	JPY	234,103		$2,106		1	—
Barclays Bank PLC	09/04/2018		$3,661	JPY	405,816		9	—
Barclays Bank PLC	09/04/2018	JPY	74,969		$671		4	—
Barclays Bank PLC	09/04/2018		$1,092	JPY	121,547		—	(2)
Barclays Bank PLC	09/04/2018	JPY	168,092		$1,521		—	(8)
Barclays Bank PLC	09/04/2018	JPY	51,539		$463		1	—
Barclays Bank PLC	09/04/2018	NZD	5,544		$3,731		—	(63)
Barclays Bank PLC	09/04/2018	NZD	2,992		$1,964		15	—
Barclays Bank PLC	09/04/2018		$1,728	NZD	2,601		7	—
Barclays Bank PLC	09/04/2018		$636	NZD	951		7	—
Barclays Bank PLC	09/04/2018		$3,360	NZD	4,984		63	—
Barclays Bank PLC	09/04/2018	NOK	599		$71		—	—
Barclays Bank PLC	09/04/2018		$2,355	NOK	19,921		—	(20)
Barclays Bank PLC	09/04/2018	NOK	20,527		$2,500		—	(52)
Barclays Bank PLC	09/04/2018	NOK	23,975		$2,873		—	(14)
Barclays Bank PLC	09/04/2018		$1,479	NOK	12,323		9	—
Barclays Bank PLC	09/04/2018		$1,540	NOK	12,856		7	—
Barclays Bank PLC	09/04/2018	KRW	937,893		$839		4	—
Barclays Bank PLC	09/04/2018		$839	KRW	935,905		—	(2)
Barclays Bank PLC	09/04/2018		$472	SEK	4,293		3	—
Barclays Bank PLC	09/04/2018		$141	SEK	1,298		—	(1)
Barclays Bank PLC	09/04/2018	SEK	328		$36		—	—
Barclays Bank PLC	09/04/2018	SEK	10,822		$1,222		—	(39)
Barclays Bank PLC	09/04/2018		$609	SEK	5,560		1	—
Barclays Bank PLC	09/05/2018		$2,125	GBP	1,640		—	(1)
Barclays Bank PLC	09/05/2018	CNH	14,031		$2,042		9	—
Barclays Bank PLC	09/05/2018		$885	CNH	5,991		9	—
Barclays Bank PLC	09/05/2018		$3,675	CNH	25,059		13	—
Barclays Bank PLC	09/05/2018		$1,744	CNH	11,593		50	—
Barclays Bank PLC	09/05/2018		$18,881	CNH	127,441		256	—
Barclays Bank PLC	09/05/2018	CNH	28,801		$4,183		26	—
Barclays Bank PLC	09/05/2018	CNH	6,933		$1,010		3	—
Barclays Bank PLC	09/05/2018		$5,832	CNH	39,656		36	—
Barclays Bank PLC	09/05/2018		$24	CNH	161		—	—
Barclays Bank PLC	09/05/2018	CNH	71,536		$10,414		41	—
Barclays Bank PLC	09/05/2018		$4,612	CNH	29,719		269	—
Barclays Bank PLC	09/05/2018	CNH	23,393		$3,471		—	(52)
Barclays Bank PLC	09/05/2018		$18,676	CNH	128,291		—	(73)
Barclays Bank PLC	09/05/2018	CNH	118,286		$17,417		—	(130)
Barclays Bank PLC	09/05/2018		$820	CNH	5,641		—	(4)
Barclays Bank PLC	09/05/2018		$1,756	CNH	11,927		13	—
Barclays Bank PLC	09/05/2018	CNH	1,171		$171		—	—
Barclays Bank PLC	09/05/2018	CNH	18,849		$2,880		—	(125)
Barclays Bank PLC	09/05/2018		$15,795	CNH	108,898		—	(120)
Barclays Bank PLC	09/05/2018	CNH	6,740		$986		—	(1)
Barclays Bank PLC	09/05/2018	CNH	151,544		$22,415		—	(267)
Barclays Bank PLC	09/05/2018	CNH	35,295		$5,242		—	(84)
Barclays Bank PLC	09/05/2018	CNH	17,087		$2,617		—	(120)
Barclays Bank PLC	09/05/2018		$1,901	EUR	1,640		—	(3)
Barclays Bank PLC	09/07/2018		$2,185	CAD	2,842		7	—
Barclays Bank PLC	09/07/2018	HUF	344,461		$1,230		—	(6)
Barclays Bank PLC	09/07/2018		$1,640	HUF	458,195		12	—
Barclays Bank PLC	09/07/2018		$1,640	HUF	458,940		9	—
Barclays Bank PLC	09/07/2018		$820	JPY	91,111		—	—
Barclays Bank PLC	09/07/2018	JPY	317,795		$2,870		—	(9)
Barclays Bank PLC	09/07/2018	JPY	136,975		$1,230		3	—
Barclays Bank PLC	09/07/2018		$1,640	JPY	182,093		1	—
Barclays Bank PLC	09/07/2018	NZD	820		$545		—	(3)
Barclays Bank PLC	09/12/2018		$2,361	EUR	2,077		—	(51)
Barclays Bank PLC	09/12/2018		$1,389	EUR	1,180		19	—
Barclays Bank PLC	09/12/2018	EUR	5,508		$6,496		—	(100)
Barclays Bank PLC	09/12/2018	JPY	461,974		$4,170		—	(10)
Barclays Bank PLC	09/12/2018		$1,720	JPY	190,044		9	—
Barclays Bank PLC	09/12/2018		$791	JPY	88,262		—	(4)
Barclays Bank PLC	09/13/2018	EUR	820		$952		—	—
Barclays Bank PLC	09/13/2018	EUR	3,347		$3,867		20	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	09/13/2018		$477	EUR	410	$1	$—
Barclays Bank PLC	09/13/2018		$3,755	EUR	3,280	—	(54)
Barclays Bank PLC	09/13/2018	EUR	410		$476	—	—
Barclays Bank PLC	09/13/2018	EUR	410		$476	—	—
Barclays Bank PLC	09/13/2018		$10,110	EUR	8,687	21	—
Barclays Bank PLC	09/13/2018	EUR	1,230		$1,411	18	—
Barclays Bank PLC	09/13/2018	HUF	842,001		$2,967	27	—
Barclays Bank PLC	09/13/2018		$2,968	HUF	817,689	60	—
Barclays Bank PLC	09/13/2018	JPY	855,336		$7,718	—	(15)
Barclays Bank PLC	09/13/2018		$1,410	PLN	5,293	—	(18)
Barclays Bank PLC	09/13/2018		$476	PLN	1,758	2	—
Barclays Bank PLC	09/13/2018	PLN	8,856		$2,333	57	—
Barclays Bank PLC	09/13/2018	PLN	1,756		$478	—	(4)
Barclays Bank PLC	09/13/2018	PLN	8,797		$2,392	—	(18)
Barclays Bank PLC	09/13/2018		$3,867	PLN	14,314	4	—
Barclays Bank PLC	09/13/2018		$1,429	PLN	5,281	4	—
Barclays Bank PLC	09/13/2018	SEK	12,785		$1,422	—	(23)
Barclays Bank PLC	09/17/2018	AUD	574		$417	—	(4)
Barclays Bank PLC	09/17/2018		$444	CAD	576	2	—
Barclays Bank PLC	09/17/2018	EUR	374		$426	8	—
Barclays Bank PLC	09/17/2018	NZD	668		$444	—	(2)
Barclays Bank PLC	09/17/2018	NOK	12,849		$1,540	—	(7)
Barclays Bank PLC	09/17/2018	SEK	5,554		$609	—	(1)
Barclays Bank PLC	09/18/2018	ZAR	9,795		$763	—	(97)
Barclays Bank PLC	09/18/2018		$763	ZAR	9,811	96	—
Barclays Bank PLC	09/20/2018	EUR	1,873		$2,134	42	—
Barclays Bank PLC	09/20/2018		$11,353	EUR	9,461	359	—
Barclays Bank PLC	09/20/2018	EUR	482		$594	—	(34)
Barclays Bank PLC	09/20/2018		$2,134	NOK	18,017	—	(16)
Barclays Bank PLC	09/20/2018		$168	CHF	162	—	—
Barclays Bank PLC	09/20/2018		$5,662	CHF	5,503	—	(24)
Barclays Bank PLC	09/21/2018		$55,407	AUD	73,927	2,270	—
Barclays Bank PLC	09/21/2018	AUD	14,728		$10,810	—	(224)
Barclays Bank PLC	09/21/2018	BRL	2,361		$611	—	(32)
Barclays Bank PLC	09/21/2018		$4	BRL	15	—	—
Barclays Bank PLC	09/21/2018	BRL	7,940		$2,080	—	(134)
Barclays Bank PLC	09/21/2018	BRL	3,363		$881	—	(57)
Barclays Bank PLC	09/21/2018	GBP	5,461		$7,036	48	—
Barclays Bank PLC	09/21/2018	GBP	45,059		$59,806	—	(1,358)
Barclays Bank PLC	09/21/2018		$100,721	GBP	76,056	2,065	—
Barclays Bank PLC	09/21/2018		$18,991	GBP	14,841	—	(260)
Barclays Bank PLC	09/21/2018		$8,193	CAD	10,638	38	—
Barclays Bank PLC	09/21/2018		$47,864	CAD	62,175	201	—
Barclays Bank PLC	09/21/2018	CAD	6,496		$4,998	—	(18)
Barclays Bank PLC	09/21/2018	CAD	13,997		$10,642	88	—
Barclays Bank PLC	09/21/2018		$12,433	CAD	16,376	—	(121)
Barclays Bank PLC	09/21/2018		$91,553	EUR	78,094	805	—
Barclays Bank PLC	09/21/2018	EUR	10,029		$12,535	—	(880)
Barclays Bank PLC	09/21/2018		$12,489	EUR	10,029	834	—
Barclays Bank PLC	09/21/2018		$10,212	EUR	8,890	—	(119)
Barclays Bank PLC	09/21/2018	EUR	30,386		$35,563	—	(253)
Barclays Bank PLC	09/21/2018	EUR	9,706		$11,157	122	—
Barclays Bank PLC	09/21/2018	JPY	5,706,685		$51,951	—	(527)
Barclays Bank PLC	09/21/2018		$105,411	JPY	11,595,296	924	—
Barclays Bank PLC	09/21/2018	JPY	825,048		$7,373	62	—
Barclays Bank PLC	09/21/2018		$23,709	JPY	2,645,240	—	(128)
Barclays Bank PLC	09/21/2018	MXN	321,426		$16,969	—	(185)
Barclays Bank PLC	09/21/2018		$13,528	MXN	280,174	—	(1,102)
Barclays Bank PLC	09/21/2018	MXN	279,216		$14,109	471	—
Barclays Bank PLC	09/21/2018		$2,391	MXN	45,359	22	—
Barclays Bank PLC	09/21/2018		$2,350	NZD	3,567	—	(10)
Barclays Bank PLC	09/21/2018	NZD	18,890		$12,921	—	(426)
Barclays Bank PLC	09/21/2018	NZD	631		$416	1	—
Barclays Bank PLC	09/21/2018		$25,760	NZD	37,409	1,015	—
Barclays Bank PLC	09/21/2018	ZAR	11,834		$820	—	(16)
Barclays Bank PLC	09/21/2018		$746	ZAR	9,914	73	—
Barclays Bank PLC	09/21/2018	ZAR	10,900		$746	—	(6)
Barclays Bank PLC	09/21/2018	ZAR	11,725		$820	—	(24)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	09/21/2018		$2,780	ZAR	36,927	$272	$—
Barclays Bank PLC	09/21/2018		$217	ZAR	3,046	10	—
Barclays Bank PLC	09/21/2018	ZAR	11,695		$785	9	—
Barclays Bank PLC	09/21/2018		$820	ZAR	11,023	71	—
Barclays Bank PLC	09/21/2018		$53,809	CHF	53,065	—	(1,023)
Barclays Bank PLC	09/21/2018	CHF	14,580		$14,764	301	—
Barclays Bank PLC	09/21/2018	CHF	458		$474	—	(1)
Barclays Bank PLC	09/24/2018		$465	EUR	399	1	—
Barclays Bank PLC	09/24/2018	IDR	143,670,746		$9,741	—	(124)
Barclays Bank PLC	09/24/2018	NZD	2,601		$1,727	—	(7)
Barclays Bank PLC	09/24/2018	SEK	3,473		$381	—	(1)
Barclays Bank PLC	09/25/2018	JPY	50,515		$455	—	—
Barclays Bank PLC	09/25/2018		$2,106	JPY	233,795	—	(1)
Barclays Bank PLC	09/25/2018		$2,163	MXN	41,530	—	(4)
Barclays Bank PLC	09/25/2018		$456	NZD	685	3	—
Barclays Bank PLC	09/26/2018		$1,515	GBP	1,110	75	—
Barclays Bank PLC	09/26/2018	GBP	1,110		$1,584	—	(144)
Barclays Bank PLC	10/04/2018		$2,684	KRW	3,003,151	—	(10)
Barclays Bank PLC	10/04/2018	KRW	1,405,473		$1,266	—	(5)
Barclays Bank PLC	10/04/2018		$410	KRW	455,781	1	—
Barclays Bank PLC	10/05/2018		$1,216	EUR	1,016	35	—
Barclays Bank PLC	10/05/2018	EUR	1,016		$1,259	—	(78)
Barclays Bank PLC	10/15/2018		$785	MXN	15,111	—	(1)
Barclays Bank PLC	10/15/2018		$1,230	MXN	23,541	5	—
Barclays Bank PLC	10/15/2018		$1,640	MXN	31,564	—	(2)
Barclays Bank PLC	10/15/2018	MXN	23,510		$1,230	—	(7)
Barclays Bank PLC	10/15/2018		$820	MXN	15,823	—	(3)
Barclays Bank PLC	10/15/2018	MXN	8,393		$440	—	(3)
Barclays Bank PLC	10/19/2018		$839	PHP	45,197	—	(2)
Barclays Bank PLC	10/19/2018		$3,491	PHP	188,224	—	(11)
Barclays Bank PLC	10/19/2018		$1,957	PHP	105,726	—	(10)
Barclays Bank PLC	10/19/2018	PHP	44,979		$839	—	(2)
Barclays Bank PLC	10/22/2018		$2,098	PHP	110,059	51	—
Barclays Bank PLC	10/22/2018	PHP	40,523		$753	1	—
Barclays Bank PLC	10/22/2018		$6,181	PHP	327,406	90	—
Barclays Bank PLC	10/22/2018		$5,329	PHP	280,666	108	—
Barclays Bank PLC	10/22/2018		$4,442	PHP	239,880	—	(20)
Barclays Bank PLC	10/22/2018		$2,385	PHP	125,569	49	—
Barclays Bank PLC	10/22/2018		$872	PHP	46,541	6	—
Barclays Bank PLC	10/22/2018	PHP	158,008		$2,937	2	—
Barclays Bank PLC	10/22/2018		$1,747	PHP	94,000	—	(2)
Barclays Bank PLC	10/22/2018		$6,804	PHP	359,648	114	—
Barclays Bank PLC	10/22/2018		$742	PHP	40,023	—	(3)
Barclays Bank PLC	10/22/2018	PHP	93,791		$1,747	—	(2)
Barclays Bank PLC	10/22/2018		$838	PHP	44,428	12	—
Barclays Bank PLC	10/22/2018		$1,259	PHP	67,833	—	(3)
Barclays Bank PLC	10/22/2018	PHP	65,271		$1,258	—	(44)
Barclays Bank PLC	10/22/2018	PHP	131,813		$2,493	—	(41)
Barclays Bank PLC	10/22/2018	PHP	217,913		$4,118	—	(64)
Barclays Bank PLC	10/22/2018	PHP	110,488		$2,107	—	(52)
Barclays Bank PLC	10/22/2018	PHP	87,665		$1,669	—	(38)
Barclays Bank PLC	10/22/2018	PHP	223,574		$4,228	—	(69)
Barclays Bank PLC	10/22/2018	PHP	159,960		$3,020	—	(44)
Barclays Bank PLC	10/22/2018	PHP	89,930		$1,678	—	(5)
Barclays Bank PLC	10/22/2018	PHP	44,411		$839	—	(13)
Barclays Bank PLC	10/24/2018		$1	CNH	9	—	—
Barclays Bank PLC	10/24/2018		$1,907	CNH	12,295	112	—
Barclays Bank PLC	10/24/2018	CNH	12,303		$1,908	—	(111)
Barclays Bank PLC	10/25/2018		$320	MYR	1,326	—	(1)
Barclays Bank PLC	10/25/2018		$2,266	MYR	8,940	102	—
Barclays Bank PLC	10/25/2018	MYR	51,837		$12,771	—	(224)
Barclays Bank PLC	10/25/2018		$9,240	MYR	36,492	407	—
Barclays Bank PLC	10/25/2018		$1,266	MYR	5,080	36	—
Barclays Bank PLC	10/26/2018		$1,122	CLP	749,163	20	—
Barclays Bank PLC	10/26/2018	CLP	738,792		$1,121	—	(35)
Barclays Bank PLC	10/26/2018		$1,426	CLP	923,173	69	—
Barclays Bank PLC	10/26/2018	CLP	923,387		$1,427	—	(69)
Barclays Bank PLC	10/26/2018		$11,031	CNH	73,498	298	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	10/26/2018		$1,506	CNH	9,661	$95	$—
Barclays Bank PLC	10/26/2018		$4,049	CNH	25,734	291	—
Barclays Bank PLC	10/26/2018		$4	CNH	27	—	—
Barclays Bank PLC	10/26/2018		$2,690	CNH	17,375	153	—
Barclays Bank PLC	10/26/2018		$742	CNH	4,949	19	—
Barclays Bank PLC	10/26/2018	CNH	64,298		$9,371	18	—
Barclays Bank PLC	10/26/2018		$5,238	CNH	36,008	—	(20)
Barclays Bank PLC	10/26/2018	CNH	204,284		$30,510	—	(678)
Barclays Bank PLC	10/26/2018	CNH	9,646		$1,506	—	(97)
Barclays Bank PLC	10/26/2018	CNH	75,161		$11,210	—	(234)
Barclays Bank PLC	10/26/2018		$10,862	CNH	71,986	350	—
Barclays Bank PLC	10/26/2018	CNH	5,129		$787	—	(38)
Barclays Bank PLC	10/26/2018	CNH	2,460		$376	—	(17)
Barclays Bank PLC	10/26/2018	CNH	561		$82	—	—
Barclays Bank PLC	10/26/2018	CNH	30,765		$4,791	—	(298)
Barclays Bank PLC	10/26/2018	CNH	8,660		$1,310	—	(45)
Barclays Bank PLC	10/26/2018		$753	INR	51,227	35	—
Barclays Bank PLC	10/26/2018	INR	222,152		$3,238	—	(123)
Barclays Bank PLC	10/26/2018	INR	155,504		$2,259	—	(79)
Barclays Bank PLC	10/26/2018		$979	INR	67,211	37	—
Barclays Bank PLC	10/26/2018	INR	25,975		$374	—	(10)
Barclays Bank PLC	11/02/2018		$5,598	EUR	4,608	226	—
Barclays Bank PLC	11/08/2018		$2,961	ZAR	39,930	267	—
Barclays Bank PLC	11/16/2018	BRL	2,502		$722	—	(112)
Barclays Bank PLC	11/16/2018		$722	BRL	2,503	112	—
Barclays Bank PLC	11/20/2018		$639	KRW	717,177	—	(5)
Barclays Bank PLC	11/20/2018	KRW	717,916		$640	5	—
Barclays Bank PLC	11/29/2018	CLP	4,494,847		$6,851	—	(240)
Barclays Bank PLC	11/29/2018		$433	CLP	293,639	1	—
Barclays Bank PLC	11/29/2018		$1,731	CLP	1,173,776	5	—
Barclays Bank PLC	11/29/2018		$2,597	CLP	1,758,890	10	—
Barclays Bank PLC	12/05/2018		$7,445	EUR	6,105	309	—
Barclays Bank PLC	12/05/2018	EUR	6,105		$7,606	—	(470)
Barclays Bank PLC	12/12/2018	CLP	1,041,266		$1,594	—	(63)
Barclays Bank PLC	12/12/2018		$1,594	CLP	1,041,266	63	—
Barclays Bank PLC	12/12/2018	CLP	2,885,992		$4,531	—	(286)
Barclays Bank PLC	12/12/2018		$46	CNH	313	—	—
Barclays Bank PLC	12/12/2018	CNH	108,966		$15,795	101	—
Barclays Bank PLC	12/12/2018		$15,795	CNH	108,653	—	(55)
Barclays Bank PLC	12/12/2018	IDR	14,955,007		$1,007	—	(30)
Barclays Bank PLC	12/12/2018	IDR	16,465,574		$1,111	—	(36)
Barclays Bank PLC	12/12/2018		$1,718	IDR	25,741,580	37	—
Barclays Bank PLC	12/12/2018		$462	ZAR	6,516	24	—
Barclays Bank PLC	12/12/2018	ZAR	6,689		$461	—	(12)
Barclays Bank PLC	12/21/2018	IDR	5,834,563		$420	—	(39)
Barclays Bank PLC	12/21/2018		$419	IDR	5,830,369	39	—
Barclays Bank PLC	12/21/2018	$	— IDR		4,195	—	—
Barclays Bank PLC	12/27/2018		$6,224	IDR	89,299,431	406	—
Barclays Bank PLC	12/27/2018	IDR	10,780,922		$767	—	(65)
Barclays Bank PLC	12/27/2018	IDR	27,641,386		$1,969	—	(168)
Barclays Bank PLC	12/27/2018	IDR	8,160,750		$582	—	(50)
Barclays Bank PLC	12/27/2018		$9	IDR	134,139	—	—
Barclays Bank PLC	12/27/2018	IDR	10,759,800		$790	—	(89)
Barclays Bank PLC	12/27/2018	IDR	32,090,712		$2,276	—	(185)
Barclays Bank PLC	01/14/2019	MXN	24,594		$1,259	3	—
Barclays Bank PLC	01/14/2019		$1,929	MXN	37,369	12	—
Barclays Bank PLC	01/14/2019		$1,312	MXN	25,505	3	—
Barclays Bank PLC	01/14/2019		$1,258	MXN	24,560	—	(2)
Barclays Bank PLC	02/01/2019		$6,316	EUR	5,359	20	—
Barclays Bank PLC	02/06/2019	BRL	2,826		$834	—	(150)
Barclays Bank PLC	02/06/2019		$1,654	BRL	5,803	250	—
Barclays Bank PLC	02/06/2019	BRL	8,477		$2,502	—	(451)
Barclays Bank PLC	02/06/2019	BRL	10,766		$3,220	—	(615)
Barclays Bank PLC	02/06/2019		$722	BRL	2,518	113	—
Barclays Bank PLC	02/20/2019	EUR	1,230		$1,448	—	(1)
Barclays Bank PLC	02/20/2019	EUR	6,150		$7,100	137	—
Barclays Bank PLC	02/20/2019		$7,099	RON	29,240	—	(193)
Barclays Bank PLC	02/20/2019		$1,448	RON	5,830	—	(6)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	03/05/2019		$3,006	PEN	9,913	$23	$—
Barclays Bank PLC	03/05/2019		$1,506	PEN	4,973	10	—
Barclays Bank PLC	03/05/2019		$2,899	PEN	9,538	29	—
Barclays Bank PLC	03/05/2019	PEN	4,935		$1,510	—	(25)
Barclays Bank PLC	03/05/2019	PEN	11,563		$3,493	—	(14)
Barclays Bank PLC	03/05/2019	PEN	39,154		$11,919	—	(136)
Barclays Bank PLC	03/05/2019		$1,506	PEN	4,965	12	—
Barclays Bank PLC	03/05/2019		$1,510	PEN	4,976	13	—
Barclays Bank PLC	03/05/2019		$2,235	PEN	7,390	11	—
Barclays Bank PLC	03/05/2019		$4,260	PEN	14,150	2	—
Barclays Bank PLC	03/15/2019		$11,045	EUR	8,733	748	—
Barclays Bank PLC	04/18/2019		$4,132	EUR	3,243	297	—
Barclays Bank PLC	06/14/2019		$1,330	EUR	1,112	8	—
Barclays Bank PLC	08/14/2019		$3,016	EUR	2,578	—	(66)
Citigroup Inc	09/06/2018		$81	JPY	8,945	—	—
Citigroup Inc	09/10/2018		$17,277	EUR	14,886	—	(8)
Citigroup Inc	09/19/2018		$13,833	AUD	18,830	298	—
Citigroup Inc	09/19/2018	AUD	24,412		$18,373	—	(826)
Citigroup Inc	09/19/2018		$12,519	BRL	47,260	933	—
Citigroup Inc	09/19/2018	BRL	30,013		$7,805	—	(447)
Citigroup Inc	09/19/2018	BRL	12,319		$2,979	41	—
Citigroup Inc	09/19/2018	GBP	6,950		$9,272	—	(257)
Citigroup Inc	09/19/2018		$5,814	GBP	4,410	94	—
Citigroup Inc	09/19/2018	GBP	1,948		$2,507	20	—
Citigroup Inc	09/19/2018		$8,815	GBP	6,885	—	(115)
Citigroup Inc	09/19/2018	CAD	4,596		$3,497	26	—
Citigroup Inc	09/19/2018		$12,830	CAD	16,907	—	(130)
Citigroup Inc	09/19/2018		$7,661	CAD	9,935	45	—
Citigroup Inc	09/19/2018	CAD	32,011		$24,764	—	(226)
Citigroup Inc	09/19/2018	CNY	13,765		$2,140	—	(126)
Citigroup Inc	09/19/2018		$1,991	CNY	13,149	67	—
Citigroup Inc	09/19/2018		$89	CNY	616	—	(1)
Citigroup Inc	09/19/2018	COP	557,498		$193	—	(10)
Citigroup Inc	09/19/2018		$190	COP	557,498	7	—
Citigroup Inc	09/19/2018		$544	CZK	12,100	—	(1)
Citigroup Inc	09/19/2018	CZK	12,100		$552	—	(7)
Citigroup Inc	09/19/2018		$39,410	EUR	33,596	375	—
Citigroup Inc	09/19/2018	EUR	17,296		$20,289	—	(193)
Citigroup Inc	09/19/2018		$5,707	EUR	4,984	—	(84)
Citigroup Inc	09/19/2018	EUR	11,361		$13,092	108	—
Citigroup Inc	09/19/2018	HKD	20,271		$2,586	—	(3)
Citigroup Inc	09/19/2018		$2,588	HKD	20,271	5	—
Citigroup Inc	09/19/2018	HUF	404,836		$1,446	—	(6)
Citigroup Inc	09/19/2018	HUF	40,000		$139	3	—
Citigroup Inc	09/19/2018		$1,539	HUF	419,651	46	—
Citigroup Inc	09/19/2018		$89	HUF	25,185	—	(1)
Citigroup Inc	09/19/2018		$533	INR	37,925	—	(1)
Citigroup Inc	09/19/2018	INR	358,797		$5,227	—	(174)
Citigroup Inc	09/19/2018		$4,121	INR	286,773	83	—
Citigroup Inc	09/19/2018	INR	1,913		$27	—	—
Citigroup Inc	09/19/2018	IDR	3,935,401		$273	—	(9)
Citigroup Inc	09/19/2018		$268	IDR	3,837,622	10	—
Citigroup Inc	09/19/2018		$3	IDR	48,890	—	—
Citigroup Inc	09/19/2018	JPY	2,512,181		$22,886	—	(252)
Citigroup Inc	09/19/2018	JPY	684,807		$6,165	5	—
Citigroup Inc	09/19/2018		$11,912	JPY	1,311,161	99	—
Citigroup Inc	09/19/2018		$13,899	JPY	1,550,184	—	(68)
Citigroup Inc	09/19/2018	MXN	264,501		$13,136	680	—
Citigroup Inc	09/19/2018	MXN	92,445		$4,916	—	(87)
Citigroup Inc	09/19/2018		$9,639	MXN	193,115	—	(448)
Citigroup Inc	09/19/2018		$4,749	MXN	89,993	48	—
Citigroup Inc	09/19/2018	TWD	13,781		$448	1	—
Citigroup Inc	09/19/2018	TWD	24,047		$786	—	(2)
Citigroup Inc	09/19/2018		$1,974	TWD	59,556	32	—
Citigroup Inc	09/19/2018		$39	TWD	1,204	—	—
Citigroup Inc	09/19/2018		$265	NZD	402	—	(1)
Citigroup Inc	09/19/2018	NZD	16,944		$11,592	—	(383)
Citigroup Inc	09/19/2018		$12,650	NZD	18,455	442	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	09/19/2018		$4,041	NOK	33,091	$92	$—
Citigroup Inc	09/19/2018		$920	NOK	7,758	—	(6)
Citigroup Inc	09/19/2018	NOK	38,586		$4,734	—	(129)
Citigroup Inc	09/19/2018	PHP	3,422		$65	—	(1)
Citigroup Inc	09/19/2018		$65	PHP	3,422	1	—
Citigroup Inc	09/19/2018	PLN	7,003		$1,912	—	(22)
Citigroup Inc	09/19/2018		$1,816	PLN	6,665	17	—
Citigroup Inc	09/19/2018		$219	PLN	819	—	(2)
Citigroup Inc	09/19/2018	PLN	820		$220	1	—
Citigroup Inc	09/19/2018		$3,749	SGD	5,108	26	—
Citigroup Inc	09/19/2018	SGD	5,108		$3,777	—	(54)
Citigroup Inc	09/19/2018	ZAR	68,491		$5,097	—	(444)
Citigroup Inc	09/19/2018		$432	ZAR	6,380	—	(1)
Citigroup Inc	09/19/2018		$4,503	ZAR	62,111	283	—
Citigroup Inc	09/19/2018		$640	KRW	716,409	—	(3)
Citigroup Inc	09/19/2018	KRW	2,352,645		$2,098	14	—
Citigroup Inc	09/19/2018		$4,998	KRW	5,403,327	147	—
Citigroup Inc	09/19/2018	KRW	2,641,572		$2,391	—	(19)
Citigroup Inc	09/19/2018		$21,320	SEK	185,712	986	—
Citigroup Inc	09/19/2018		$124	SEK	1,128	—	—
Citigroup Inc	09/19/2018	SEK	13,179		$1,440	3	—
Citigroup Inc	09/19/2018	SEK	94,523		$10,533	—	(184)
Citigroup Inc	09/19/2018	CHF	13,491		$13,755	183	—
Citigroup Inc	09/19/2018	CHF	1,559		$1,614	—	(3)
Citigroup Inc	09/19/2018		$24,753	CHF	24,247	—	(297)
Citigroup Inc	09/19/2018		$24	CHF	23	—	—
Citigroup Inc	09/19/2018	THB	4,383		$135	—	(1)
Citigroup Inc	09/19/2018	THB	103		$3	—	—
Citigroup Inc	09/19/2018		$8	THB	252	—	—
Citigroup Inc	09/19/2018		$132	THB	4,234	3	—
Citigroup Inc	09/19/2018		$4,056	TRY	19,795	1,064	—
Citigroup Inc	09/19/2018	TRY	17,200		$3,288	—	(689)
Citigroup Inc	09/19/2018	TRY	2,595		$388	4	—
Citigroup Inc	09/20/2018	CLP	1,182,937		$1,839	—	(102)
Citigroup Inc	09/20/2018		$1,808	CLP	1,182,937	71	—
Citigroup Inc	09/20/2018		$294	ILS	1,070	—	(3)
Citigroup Inc	09/20/2018	ILS	12,834		$3,526	38	—
Citigroup Inc	09/20/2018	ILS	11		$3	—	—
Citigroup Inc	09/20/2018		$4,078	ILS	14,453	64	—
Citigroup Inc	12/19/2018	AUD	6,512		$4,760	—	(78)
Citigroup Inc	12/19/2018		$5,562	AUD	7,604	95	—
Citigroup Inc	12/19/2018		$607	BRL	2,493	1	—
Citigroup Inc	12/19/2018		$3,456	BRL	14,388	—	(41)
Citigroup Inc	12/19/2018		$6,375	GBP	4,929	—	(44)
Citigroup Inc	12/19/2018	GBP	501		$655	—	(2)
Citigroup Inc	12/19/2018		$1,116	GBP	854	4	—
Citigroup Inc	12/19/2018	GBP	111		$143	1	—
Citigroup Inc	12/19/2018		$922	CAD	1,194	5	—
Citigroup Inc	12/19/2018	CAD	3,703		$2,840	3	—
Citigroup Inc	12/19/2018		$382	CAD	498	—	—
Citigroup Inc	12/19/2018	CAD	9,262		$7,154	—	(42)
Citigroup Inc	12/19/2018		$134	CLP	91,317	—	—
Citigroup Inc	12/19/2018		$693	CLP	460,595	16	—
Citigroup Inc	12/19/2018	CLP	50,000		$76	—	(2)
Citigroup Inc	12/19/2018		$134	CNY	920	—	—
Citigroup Inc	12/19/2018		$496	CNY	3,406	—	(1)
Citigroup Inc	12/19/2018	CNY	472		$69	—	—
Citigroup Inc	12/19/2018		$165	COP	493,931	4	—
Citigroup Inc	12/19/2018	CZK	12,100		$546	2	—
Citigroup Inc	12/19/2018	EUR	3,460		$4,042	7	—
Citigroup Inc	12/19/2018		$3,862	EUR	3,309	—	(10)
Citigroup Inc	12/19/2018		$7,804	EUR	6,625	52	—
Citigroup Inc	12/19/2018	EUR	9,287		$10,942	—	(74)
Citigroup Inc	12/19/2018		$23	HKD	177	—	—
Citigroup Inc	12/19/2018		$264	HKD	2,065	—	—
Citigroup Inc	12/19/2018	HKD	495		$63	—	—
Citigroup Inc	12/19/2018	HKD	4,475		$571	—	—
Citigroup Inc	12/19/2018	HUF	40,000		$145	—	(2)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	12/19/2018		$1,415	HUF	393,643	$5	$—
Citigroup Inc	12/19/2018	INR	38,881		$540	1	—
Citigroup Inc	12/19/2018		$53	INR	3,827	—	—
Citigroup Inc	12/19/2018	INR	81,590		$1,146	—	(10)
Citigroup Inc	12/19/2018		$96	INR	6,913	—	—
Citigroup Inc	12/19/2018	IDR	342,227		$23	—	(1)
Citigroup Inc	12/19/2018	ILS	2,010		$558	4	—
Citigroup Inc	12/19/2018		$2,413	ILS	8,684	—	(15)
Citigroup Inc	12/19/2018	JPY	259,098		$2,361	—	(10)
Citigroup Inc	12/19/2018	JPY	891,333		$8,068	18	—
Citigroup Inc	12/19/2018		$3,687	JPY	407,461	—	(9)
Citigroup Inc	12/19/2018		$1,160	JPY	127,716	1	—
Citigroup Inc	12/19/2018	MXN	37,509		$1,929	3	—
Citigroup Inc	12/19/2018	MXN	52,057		$2,720	—	(38)
Citigroup Inc	12/19/2018		$6	MXN	108	—	—
Citigroup Inc	12/19/2018		$23	MXN	449	—	—
Citigroup Inc	12/19/2018		$607	TWD	18,460	—	—
Citigroup Inc	12/19/2018		$458	TWD	13,983	—	(1)
Citigroup Inc	12/19/2018	NZD	4		$3	—	—
Citigroup Inc	12/19/2018		$3,860	NZD	5,777	38	—
Citigroup Inc	12/19/2018		$3,506	NOK	29,108	18	—
Citigroup Inc	12/19/2018		$243	NOK	2,027	—	—
Citigroup Inc	12/19/2018	$	— PLN		1	—	—
Citigroup Inc	12/19/2018	PLN	3,384		$924	—	(8)
Citigroup Inc	12/19/2018	PLN	300		$81	—	—
Citigroup Inc	12/19/2018		$1	PLN	2	—	—
Citigroup Inc	12/19/2018		$1,588	SGD	2,163	8	—
Citigroup Inc	12/19/2018		$160	SGD	219	—	—
Citigroup Inc	12/19/2018	ZAR	4,307		$297	—	(8)
Citigroup Inc	12/19/2018		$2,022	ZAR	29,361	51	—
Citigroup Inc	12/19/2018		$7	ZAR	100	—	—
Citigroup Inc	12/19/2018	KRW	240,000		$215	1	—
Citigroup Inc	12/19/2018	KRW	430,000		$389	—	(2)
Citigroup Inc	12/19/2018		$547	KRW	611,254	—	(3)
Citigroup Inc	12/19/2018		$2,541	KRW	2,813,797	11	—
Citigroup Inc	12/19/2018		$1,454	SEK	13,204	—	(3)
Citigroup Inc	12/19/2018		$7,986	SEK	72,094	31	—
Citigroup Inc	12/19/2018		$8,063	CHF	7,807	—	(71)
Citigroup Inc	12/19/2018	CHF	189		$197	—	—
Citigroup Inc	12/19/2018	CHF	1,333		$1,374	15	—
Citigroup Inc	12/19/2018		$1,627	CHF	1,559	2	—
Citigroup Inc	12/19/2018		$127	THB	4,121	1	—
Credit Suisse	09/17/2018	PHP	1,400		$26	—	—
Credit Suisse	09/17/2018		$84	PHP	4,515	—	—
Credit Suisse	09/28/2018		$1,133	COP	3,330,000	41	—
Deutsche Bank AG	09/06/2018		$108	COP	315,185	5	—
Deutsche Bank AG	09/06/2018	COP	315,185		$108	—	(5)
Deutsche Bank AG	09/10/2018	INR	9,210		$134	—	(4)
Deutsche Bank AG	09/17/2018	PHP	3,115		$58	—	—
Deutsche Bank AG	09/17/2018		$130	THB	4,325	—	(2)
Deutsche Bank AG	09/24/2018		$129	BRL	520	2	—
Deutsche Bank AG	09/24/2018		$79	CZK	1,770	—	(1)
Deutsche Bank AG	09/24/2018	CZK	1,770		$80	—	—
Deutsche Bank AG	09/25/2018		$78	ZAR	1,150	—	—
Deutsche Bank AG	09/25/2018	ZAR	1,150		$80	—	(2)
Deutsche Bank AG	09/27/2018	INR	3,660		$52	—	(1)
Deutsche Bank AG	09/28/2018		$1,345	GBP	1,046	—	(12)
Deutsche Bank AG	09/28/2018		$484	EUR	412	5	—
HSBC Securities Inc	09/06/2018	BRL	36,300		$9,641	—	(730)
HSBC Securities Inc	09/06/2018		$9,093	BRL	36,300	182	—
HSBC Securities Inc	09/07/2018	CNH	66,450		$9,721	—	(10)
HSBC Securities Inc	09/07/2018		$9,384	CNH	64,250	—	(6)
HSBC Securities Inc	09/07/2018		$19,497	CNH	132,900	74	—
HSBC Securities Inc	09/07/2018	COP	28,100,000		$9,407	—	(183)
HSBC Securities Inc	09/07/2018		$9,693	COP	28,100,000	469	—
HSBC Securities Inc	09/07/2018		$32,521	EUR	27,801	247	—
HSBC Securities Inc	09/07/2018	EUR	13,900		$15,998	139	—
HSBC Securities Inc	09/07/2018		$20,379	MXN	394,100	—	(243)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept			Currency to Deliver				Asset	Liability
HSBC Securities Inc		09/07/2018	MXN		394,100 $			20,900	$	— $		(278)
HSBC Securities Inc		09/07/2018			$16,166	PEN		53,000		106		—
HSBC Securities Inc		09/07/2018	PLN		59,500 $			16,306		—		(253)
HSBC Securities Inc		09/27/2018			$55	AUD		75		1		—
HSBC Securities Inc		09/27/2018	AUD		75 $			55		—		(1)
JP Morgan Chase		09/06/2018			$81	CHF		80		—		(2)
JP Morgan Chase		09/19/2018			$8,975	EUR		7,545		209		—
Merrill Lynch		09/06/2018			$79	CLP		50,965		4		—
Merrill Lynch		09/06/2018	CLP		50,965 $			80		—		(5)
Merrill Lynch		09/28/2018			$522	MXN		10,000		—		—
Morgan Stanley & Co		09/06/2018	BRL		525 $			135		—		(6)
Morgan Stanley & Co		09/06/2018			$140	BRL		525		11		—
Morgan Stanley & Co		09/06/2018	PEN		705 $			216		—		(2)
Morgan Stanley & Co		09/06/2018			$214	PEN		705		—		—
Morgan Stanley & Co		09/06/2018			$193	PHP		10,315		—		—
Morgan Stanley & Co		09/06/2018	PHP		10,315 $			194		—		(1)
Morgan Stanley & Co		09/10/2018	ARS		1,655 $			59		—		(14)
Morgan Stanley & Co		09/10/2018	RUB		5,425 $			79		1		—
Morgan Stanley & Co		09/10/2018			$81	RUB		5,425		1		—
Morgan Stanley & Co		09/13/2018			$7,843	PLN		28,925		37		—
Morgan Stanley & Co		09/17/2018			$708	COP		2,134,760		8		—
Morgan Stanley & Co		09/17/2018			$78	COP		236,265		—		—
Morgan Stanley & Co		09/17/2018	COP		2,371,025 $			789		—		(11)
Morgan Stanley & Co		09/17/2018			$79	HUF		22,360		—		(1)
Morgan Stanley & Co		09/17/2018	HUF		22,360 $			81		—		(1)
Morgan Stanley & Co		09/20/2018			$80	MYR		325		1		—
Morgan Stanley & Co		09/20/2018	MYR		325 $			79		—		—
Morgan Stanley & Co		09/24/2018			$257	GBP		200		—		(2)
Morgan Stanley & Co		09/27/2018	KRW		29,240 $			26		—		—
Morgan Stanley & Co		09/27/2018			$26	KRW		29,240		—		—
Morgan Stanley & Co		09/28/2018			$80	BRL		325		—		—
Morgan Stanley & Co		09/28/2018	CLP		51,905 $			78		—		(2)
Morgan Stanley & Co		09/28/2018			$78	CLP		51,905		2		—
Morgan Stanley & Co		09/28/2018	MXN		1,450 $			77		—		(1)
Morgan Stanley & Co		09/28/2018			$76	MXN		1,450		—		—
Morgan Stanley & Co		09/28/2018			$126	RUB		8,465		1		—
Morgan Stanley & Co		09/28/2018			$5,994	ZAR		86,950		93		—
Morgan Stanley & Co		10/09/2018	PEN		705 $			213		—		—
Morgan Stanley & Co		10/09/2018	PHP		10,315 $			192		—		—
State Street Financial Global Markets		09/19/2018			$5,514	GBP		4,115		177		—
UBS AG		09/06/2018			$135	ILS		495		—		(3)
UBS AG		09/06/2018			$136	SGD		185		1		—
UBS AG		09/19/2018			$8,927	EUR		7,545		162		—
Total										$27,210	$(23,458)
Amounts in thousands.

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as of	(Pay)/					Upfront		Unrealized
		August 31,	Receive Fixed	Payment			Notional	Payments/		Appreciation/	Fair Value
Counterparty	Reference Entity	2018 (a)	Rate	Frequency	Maturity Date Amount			(Receipts)		(Depreciation)	Asset	Liability
Goldman Sachs & Co	Assured Guaranty	0.56%	(5.00)% Quarterly		12/20/2021		$ 6,000 $	(599	)$	(243)$	— $	(842)
	Municipal Corp, 5.00%,
	06/20/2022
Goldman Sachs & Co	Frontier	13.49%	(5.00)% Quarterly		06/20/2022		2,000	449		(10)	439	—
	Communications, 9.00%,
	08/15/2031
Goldman Sachs & Co	Gap Inc/The, 5.95%,	0.76%	(1.00)% Quarterly		12/20/2021		3,000	207		(229)	—	(22)
	04/12/2021
Goldman Sachs & Co	Hertz Corp/The, 5.88%,	4.40%	(5.00)% Quarterly		12/20/2020		8,000	92		(195)	—	(103)
	10/15/2020
Goldman Sachs & Co	International Lease	0.61%	(5.00)% Quarterly		12/20/2021		6,000	(698)		(132)	—	(830)
	Finance Corp, 8.25%,
	12/15/2020
Goldman Sachs & Co	JC Penney Corp Inc,	18.71%	(5.00)% Quarterly		12/20/2022		3,000	514		555	1,069	—
	6.38%, 10/15/2036

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Credit Default Swaps (continued)

Buy Protection (continued)
		Implied Credit
		Spread as of	(Pay)/				Upfront	Unrealized
		August 31,	Receive Fixed Payment			Notional	Payments/	Appreciation/		Fair Value
Counterparty	Reference Entity	2018 (a)	Rate Frequency	Maturity Date		Amount	(Receipts)	(Depreciation)		Asset	Liability
Goldman Sachs & Co	Kohl's Corp, 4.00%,	0.59%	(1.00)% Quarterly	12/20/2021		$ 3,000 $	124	$(163	)$	— $	(39)
	11/01/2021
Goldman Sachs & Co	Macy's Retail Holdings	1.29%	(1.00)% Quarterly	12/20/2022		3,000	269	(234)		35	—
	Inc, 3.45%, 01/15/2021
Goldman Sachs & Co	Nordstrom Inc, 6.95%,	0.67%	(1.00)% Quarterly	12/20/2021		3,000	53	(84)		—	(31)
	03/15/2028
Goldman Sachs & Co	Staples Inc, 3.75%,	3.74%	(1.00)% Quarterly	12/20/2021		4,000	173	157		330	—
	01/12/2018
HSBC Securities Inc	ITRAXX.ASIA	N/A	(1.00)% Quarterly	06/20/2023		26,500	(160)	(47)		—	(207)
HSBC Securities Inc	Turkey Government	5.84%	(1.00)% Quarterly	06/20/2023		9,700	1,534	235		1,769	—
	International Bond,
	11.88%, 01/15/2030
Merrill Lynch	Enel Spa, 5.25%,	1.00%	(1.00)% Quarterly	06/20/2023 EUR		1,700	—	—		—	—
	05/20/2024
Morgan Stanley & Co	CDX.EM.29	N/A	(1.00)% Quarterly	06/20/2023		$550	9	23		32	—
Morgan Stanley & Co	CDX.EM.29	N/A	(1.00)% Quarterly	06/20/2023		1,380	41	39		80	—
Morgan Stanley & Co	CDX.EM.29	N/A	(1.00)% Quarterly	06/20/2023		2,225	42	87		129	—
Morgan Stanley & Co	CMBX.NA.AAA	N/A	(3.00)% Monthly	05/11/2063		2,000	241	—		241	—
Morgan Stanley & Co	ITRAXX.ASIA	N/A	(1.00)% Quarterly	06/20/2023		1,375	(13)	1		—	(12)
Morgan Stanley & Co	ITRAXX.ASIA	N/A	(1.00)% Quarterly	06/20/2023		1,995	(20)	4		—	(16)
Total							$2,258	$(236)		$ 4,124	$(2,102)
Amounts in thousands.
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as of	(Pay)/				Upfront	Unrealized
		August 31,	Receive Fixed Payment			Notional	Payments/	Appreciation/
Reference Entity		2018 (a)	Rate Frequency	Maturity Date		Amount	(Receipts)	(Depreciation)		Fair Value
Argentine Republic Government International		6.55%	(5.00)% Quarterly	06/20/2023		$760	$1	$73		$74
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.55%	(5.00)% Quarterly	06/20/2023		3,167	276	33		309
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.55%	(5.00)% Quarterly	06/20/2023		760	2	72		74
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.55%	(5.00)% Quarterly	06/20/2023		760	2	72		74
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.55%	(5.00)% Quarterly	06/20/2023		760	(8)	82		74
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.55%	(5.00)% Quarterly	06/20/2023		1,520	(17)	165		148
Bond, 7.50%, 04/22/2026
Argentine Republic Government International		6.55%	(5.00)% Quarterly	06/20/2023		760	(8)	82		74
Bond, 7.50%, 04/22/2026
ITRX.CDS.I		N/A	(5.00)% Quarterly	12/20/2022	EUR	8,000	(906)	37		(869)
Turkey Government International Bond, 11.88%,		3.22%	(1.00)% Quarterly	06/20/2025		$ 6,000	450	933		1,383
01/15/2030
Total							$(208)$	1,549		$ 1,341
Sell Protection
		Implied Credit
		Spread as of	(Pay)/				Upfront	Unrealized
		August 31,	Receive Fixed Payment			Notional	Payments/	Appreciation/
Reference Entity		2018 (a)	Rate Frequency	Maturity Date		Amount (b )	(Receipts)	(Depreciation)		Fair Value (c)
ITX.29.15		N/A	5.00% Quarterly	06/20/2023	EUR	4,203	$463	$(39	)$	424
ITX.30.15		N/A	5.00% Quarterly	06/20/2023		$ 8,850	578	34		612
Turkey Government International Bond, 11.88%,		N/A	1.00% Quarterly	06/20/2023		6,000	(1,076)	(14)		(1,090)
01/15/2030
Total							$(35)$	(19	)$	(54)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

		Consolidated Schedule of Investments
		Global Multi-Strategy Fund
			August 31, 2018

	Exchange Cleared Credit Default Swaps (continued)
Sell Protection (continued)
	Implied Credit
	Spread as of	(Pay)/			Upfront	Unrealized
	August 31,	Receive Fixed	Payment	Notional	Payments/	Appreciation/
Reference Entity	2018 (a)	Rate	Frequency Maturity Date	Amount (b)	(Receipts)	(Depreciation)	Fair Value (c)

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $14,850 and 4,203 EUR

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

		(Pay)/					Unrealized	Upfront
		Receive	Payment				Appreciation/	Payments/	Fair Value
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Asset	Liability
Bank of America NA	Bloomberg Thailand	Receive	2.10% Semiannual	05/15/2023	THB	163,172	$14 $	— $	14	$—
	6 Month Reference
	Rate
Bank of America NA	Bloomberg Thailand	Receive	2.14% Semiannual	05/11/2023		163,172	4	—	4	—
	6 Month Reference
	Rate
Bank of America NA	Bloomberg Thailand	Receive	2.14% Semiannual	08/02/2023		63,000	4	—	4	—
	6 Month Reference
	Rate
Bank of America NA	Bloomberg Thailand	Receive	2.09% Semiannual	07/11/2023		58,736	7	—	7	—
	6 Month Reference
	Rate
Bank of America NA	CFETS China Fixing	Pay	4.00% Quarterly	11/16/2022 CNY		11,500	57	—	57	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.77% Quarterly	09/18/2022		5,859	21	—	21	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.77% Quarterly	12/28/2021		16,222	54	—	54	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.85% Quarterly	09/08/2022		8,370	34	—	34	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.63% Quarterly	05/04/2023		21,937	62	—	62	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	4.01% Quarterly	11/01/2022		5,889	29	—	29	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	4.01% Quarterly	01/31/2023		8,690	44	—	44	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.72% Quarterly	06/22/2022		11,886	38	—	38	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.97% Quarterly	02/23/2023		11,797	58	—	58	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.24% Quarterly	08/23/2023		12,301	3	—	3	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.72% Quarterly	03/30/2023		10,570	36	—	36	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.98% Quarterly	03/24/2022		9,200	41	—	41	—
	Repo Rates 7 Day
Bank of America NA	CFETS China Fixing	Pay	3.94% Quarterly	02/08/2022		11,972	50	—	50	—
	Repo Rates 7 Day
Bank of America NA	FBIL - Overnight	Pay	6.43% Semiannual	04/03/2020	INR	706,250	(99)	—	—	(99)
	MIBOR
Bank of America NA	FBIL - Overnight	Receive	6.19% Semiannual	06/29/2022		194,196	94	—	94	—
	MIBOR
Bank of America NA	FBIL - Overnight	Receive	6.60% Semiannual	04/03/2023		282,500	102	—	102	—
	MIBOR
Bank of America NA	FBIL - Overnight	Pay	6.05% Semiannual	06/29/2019		587,016	(61)	—	—	(61)
	MIBOR
Bank of America NA	Sinacofi Chile	Receive	3.73% Semiannual	03/27/2023 CLP		981,500	—	—	—	—
	Interbank Rate Avg
Bank of America NA	Sinacofi Chile	Receive	3.70% Semiannual	04/03/2023		1,469,000	3	—	3	—
	Interbank Rate Avg

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Interest Rate Swaps (continued)

(Pay)/	Unrealized	Upfront
Receive	Payment	Appreciation/	Payments/	Fair Value
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Asset	Liability
Merrill Lynch	Bloomberg Thailand	Receive	2.22% Semiannual	05/22/2023	THB	94,961	$(7	)$	— $	— $	(7)
6 Month Reference
Rate
Total	$588	$	— $	755	$ (167)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps

(Pay)/	Unrealized	Upfront
Receive	Payment	Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month LIBOR	Receive	2.12% Quarterly	03/08/2022	$6,219	$155	$	— $	155
3 Month LIBOR	Receive	1.93% Quarterly	01/13/2022	4,225	128	1	129
3 Month LIBOR	Receive	2.02% Quarterly	02/07/2022	4,265	119	1	120
3 Month LIBOR	Pay	1.65% Semiannual	03/08/2019	15,120	(66)	—	(66)
3 Month LIBOR	Receive	2.02% Quarterly	01/23/2022	5,283	146	—	146
3 Month LIBOR	Pay	1.60% Semiannual	03/30/2019	9,437	(49)	—	(49)
3 Month LIBOR	Receive	1.94% Quarterly	01/10/2022	2,111	63	—	63
3 Month LIBOR	Pay	1.63% Semiannual	04/03/2019	13,537	(71)	—	(71)
3 Month LIBOR	Receive	2.23% Quarterly	04/03/2024	4,061	135	1	136
3 Month LIBOR	Receive	1.92% Quarterly	01/11/2022	2,111	64	—	64
3 Month LIBOR	Receive	2.79% Quarterly	03/26/2023	3,918	13	—	13
3 Month LIBOR	Pay	1.53% Semiannual	05/17/2019	10,297	(75)	—	(75)
3 Month LIBOR	Pay	1.74% Semiannual	04/10/2020	9,180	(152)	1	(151)
3 Month LIBOR	Pay	1.70% Semiannual	03/15/2019	12,902	(55)	—	(55)
3 Month LIBOR	Receive	2.55% Quarterly	05/18/2047	507	42	—	42
3 Month LIBOR	Receive	1.19% Quarterly	08/11/2021	6,434	305	—	305
3 Month LIBOR	Receive	2.21% Quarterly	03/15/2022	5,314	117	—	117
3 Month LIBOR	Pay	1.76% Semiannual	04/07/2020	11,960	(192)	—	(192)
3 Month LIBOR	Receive	2.90% Quarterly	07/19/2023	2,097	(3)	—	(3)
3 Month LIBOR	Receive	2.77% Quarterly	03/07/2025	3,938	25	1	26
3 Month LIBOR	Pay	2.81% Semiannual	07/09/2020	6,292	—	—	—
3 Month LIBOR	Receive	2.89% Quarterly	07/09/2023	2,618	(2)	—	(2)
3 Month LIBOR	Receive	2.75% Quarterly	03/29/2025	1,575	12	—	12
3 Month LIBOR	Receive	2.71% Quarterly	02/09/2025	7,061	72	—	72
3 Month LIBOR	Pay	2.61% Semiannual	03/26/2020	9,437	(24)	—	(24)
3 Month LIBOR	Pay	2.98% Semiannual	08/07/2023	4,428	21	—	21
3 Month LIBOR	Receive	3.04% Quarterly	08/07/2028	2,362	(24)	—	(24)
3 Month LIBOR	Receive	2.75% Quarterly	03/08/2023	1,892	9	—	9
3 Month LIBOR	Receive	2.97% Quarterly	04/25/2025	2,700	(15)	—	(15)
3 Month LIBOR	Receive	2.93% Quarterly	06/11/2025	3,963	(14)	1	(13)
3 Month LIBOR	Pay	2.52% Semiannual	03/08/2020	4,552	(17)	—	(17)
3 Month LIBOR	Pay	2.77% Semiannual	05/10/2020	4,292	(2)	—	(2)
3 Month LIBOR	Receive	2.90% Quarterly	08/16/2023	4,194	(7)	1	(6)
3 Month LIBOR	Receive	3.04% Quarterly	05/22/2025	3,180	(32)	1	(31)
3 Month LIBOR	Receive	2.94% Quarterly	05/10/2023	1,785	(6)	—	(6)
3 Month LIBOR	Receive	2.88% Quarterly	08/21/2025	6,337	—	—	—
3 Month LIBOR	Pay	1.64% Semiannual	03/03/2019	17,740	(75)	—	(75)
3 Month LIBOR	Receive	2.00% Quarterly	04/11/2022	5,502	163	1	164
3 Month LIBOR	Receive	2.43% Quarterly	01/05/2028	32,190	1,280	—	1,280
3 Month LIBOR	Pay	2.83% Semiannual	07/16/2020	146,000	46	—	46
3 Month LIBOR	Pay	2.11% Semiannual	01/05/2020	162,480	(1,352)	—	(1,352)
3 Month LIBOR	Receive	2.04% Quarterly	01/31/2024	5,065	213	—	213
3 Month LIBOR	Pay	1.74% Semiannual	07/05/2020	11,160	(215)	—	(215)
3 Month LIBOR	Receive	2.93% Quarterly	07/16/2028	32,300	(29)	—	(29)
3 Month LIBOR	Receive	2.83% Quarterly	04/11/2028	2,236	17	—	17
3 Month LIBOR	Pay	2.60% Semiannual	04/13/2020	25,370	(75)	—	(75)
3 Month LIBOR	Pay	2.83% Semiannual	07/24/2020	37,800	13	—	13
3 Month LIBOR	Pay	2.38% Semiannual	06/09/2047	519	(61)	—	(61)
3 Month LIBOR	Pay	2.00% Semiannual	01/31/2024	5,083	(223)	—	(223)
3 Month LIBOR	Receive	1.89% Quarterly	01/19/2022	2,111	66	1	67
3 Month LIBOR	Receive	2.97% Quarterly	08/03/2021	1,008	(3)	—	(3)
3 Month LIBOR	Receive	2.97% Quarterly	05/04/2025	2,381	(13)	—	(13)
3 Month LIBOR	Pay	1.61% Semiannual	04/11/2019	13,401	(75)	—	(75)
3 Month LIBOR	Receive	2.09% Quarterly	03/03/2022	7,419	192	—	192
3 Month LIBOR	Pay	1.58% Semiannual	08/24/2019	15,366	(161)	—	(161)
6 Month BUBOR	Receive	2.09% Semiannual	07/11/2023 HUF	482,425	(8)	—	(8)
6 Month BUBOR	Receive	1.89% Semiannual	06/29/2023	631,810	8	1	9
6 Month BUBOR	Receive	0.91% Semiannual	08/02/2020	1,392,740	11	—	11

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Exchange Cleared Interest Rate Swaps (continued)
(Pay)/	Unrealized	Upfront
Receive	Payment	Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Fair Value
6 Month BUBOR	Receive	1.00% Semiannual	04/16/2023 HUF	705,775	$106	$(3	)$	103
6 Month BUBOR	Receive	1.68% Semiannual	06/13/2023	724,713	32	—	32
6 Month BUBOR	Receive	0.76% Semiannual	05/29/2021	1,242,450	69	(1)	68
6 Month BUBOR	Receive	0.77% Semiannual	06/08/2021	534,314	29	—	29
6 Month BUBOR	Receive	1.12% Semiannual	07/17/2022	688,840	57	(1)	56
6 Month BUBOR	Receive	1.58% Semiannual	08/15/2021	795,400	(14)	1	(13)
6 Month WIBOR	Receive	2.55% Semiannual	03/10/2022	PLN	6,420	(21)	—	(21)
6 Month WIBOR	Receive	2.54% Semiannual	05/17/2023	5,873	(11)	—	(11)
6 Month WIBOR	Receive	2.44% Semiannual	05/07/2023	11,752	(7)	(1)	(8)
6 Month WIBOR	Receive	2.52% Semiannual	03/09/2022	7,210	(21)	—	(21)
6 Month WIBOR	Receive	2.52% Semiannual	05/17/2023	5,723	(9)	—	(9)
6 Month WIBOR	Receive	2.48% Semiannual	03/23/2023	4,152	(6)	1	(5)
6 Month WIBOR	Receive	2.54% Semiannual	06/11/2023	11,235	(19)	—	(19)
6 Month WIBOR	Receive	2.46% Semiannual	05/14/2023	4,788	(4)	—	(4)
6 Month WIBOR	Receive	2.37% Semiannual	04/26/2022	6,600	(11)	1	(10)
Brazil Cetip Interbank Deposit	Pay	10.32% Annual	01/02/2023	BRL	9,229	(37)	(2)	(39)
Brazil Cetip Interbank Deposit	Pay	10.37% Annual	01/02/2023	12,801	(50)	(2)	(52)
Brazil Cetip Interbank Deposit	Pay	9.91% Annual	01/02/2025	5,949	(91)	4	(87)
Brazil Cetip Interbank Deposit	Receive	6.78% Annual	01/02/2019	52,710	(11)	4	(7)
Brazil Cetip Interbank Deposit	Pay	9.57% Annual	01/02/2025	7,530	(140)	8	(132)
Brazil Cetip Interbank Deposit	Pay	10.32% Annual	01/02/2023	9,789	(42)	(1)	(43)
Brazil Cetip Interbank Deposit	Receive	6.78% Annual	01/02/2019	53,463	(10)	4	(6)
Brazil Cetip Interbank Deposit	Pay	9.58% Annual	01/02/2025	8,011	(148)	9	(139)
Brazil Cetip Interbank Deposit	Receive	7.37% Annual	01/02/2019	56,924	(54)	5	(49)
Brazil Cetip Interbank Deposit	Pay	8.18% Annual	01/04/2021	9,891	(52)	(1)	(53)
Canada Bankers Acceptances 3 Month	Pay	2.53% Semiannual	04/03/2028	CAD	2,670	(17)	2	(15)
Canada Bankers Acceptances 3 Month	Receive	2.37% Semiannual	09/15/2027	9,200	152	(14)	138
Canada Bankers Acceptances 3 Month	Receive	2.56% Semiannual	04/09/2028	5,208	20	(3)	17
Canada Bankers Acceptances 3 Month	Pay	2.58% Semiannual	03/22/2028	2,642	(8)	3	(5)
Canada Bankers Acceptances 3 Month	Receive	2.39% Semiannual	09/18/2027	9,200	139	(13)	126
Canada Bankers Acceptances 3 Month	Receive	2.36% Semiannual	09/15/2027	9,200	155	(14)	141
Canada Bankers Acceptances 3 Month	Pay	2.07% Semiannual	09/19/2021	17,570	(167)	10	(157)
Canada Bankers Acceptances 3 Month	Pay	2.12% Semiannual	09/18/2021	22,700	(188)	10	(178)
Canada Bankers Acceptances 3 Month	Receive	2.36% Semiannual	09/19/2027	7,180	120	(11)	109
Canada Bankers Acceptances 3 Month	Pay	2.11% Semiannual	09/15/2021	22,700	(193)	11	(182)
Canada Bankers Acceptances 3 Month	Pay	2.37% Semiannual	04/09/2022	18,154	(65)	5	(60)
Canada Bankers Acceptances 3 Month	Pay	2.62% Semiannual	03/23/2028	2,642	(1)	2	1
Canada Bankers Acceptances 3 Month	Receive	2.35% Semiannual	09/14/2027	3,900	68	(6)	62
Canada Bankers Acceptances 3 Month	Pay	2.12% Semiannual	09/15/2021	22,700	(190)	11	(179)
Canada Bankers Acceptances 3 Month	Pay	2.44% Semiannual	03/22/2023	5,285	(16)	2	(14)
Canada Bankers Acceptances 3 Month	Pay	2.10% Semiannual	09/14/2021	9,500	(84)	5	(79)
KRW 3 Month Certificate of Deposit	Pay	2.05% Quarterly	04/27/2020 KRW 10,376,800	33	—	33
KRW 3 Month Certificate of Deposit	Pay	2.18% Quarterly	05/31/2023	4,141,500	38	1	39
KRW 3 Month Certificate of Deposit	Pay	2.39% Quarterly	04/27/2028	2,174,550	60	—	60
KRW 3 Month Certificate of Deposit	Pay	2.27% Quarterly	04/26/2023	4,196,500	55	—	55
KRW 3 Month Certificate of Deposit	Pay	2.39% Quarterly	04/26/2028	2,174,550	59	—	59
KRW 3 Month Certificate of Deposit	Pay	2.11% Quarterly	07/19/2023	4,748,000	30	—	30
SAFE South Africa Johannesburg Interbank	Pay	7.07% Quarterly	05/30/2020	ZAR	82,830	(46)	3	(43)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.91% Quarterly	05/24/2028	35,608	(99)	7	(92)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.20% Quarterly	06/04/2020	132,866	(51)	—	(51)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.41% Quarterly	06/19/2020	52,836	(9)	—	(9)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.67% Quarterly	03/12/2028	33,000	(128)	10	(118)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.64% Quarterly	03/29/2028	11,583	(47)	4	(43)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.09% Quarterly	05/31/2020	60,839	(34)	2	(32)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.72% Quarterly	04/26/2028	19,000	(70)	5	(65)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	7.82% Quarterly	05/08/2028	14,707	(47)	3	(44)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Pay	6.88% Quarterly	05/11/2020	69,549	(53)	4	(49)
Agreed Rate 3 Month

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Exchange Cleared Interest Rate Swaps (continued)

(Pay)/	Unrealized	Upfront
Receive	Payment	Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Fair Value
SAFE South Africa Johannesburg Interbank	Pay	6.95% Quarterly	03/22/2021	ZAR	53,793	$(64	)$	5	$(59)
Agreed Rate 3 Month
SAFE South Africa Johannesburg Interbank	Receive	7.01% Quarterly	06/04/2020	132,866	83	(4)	79
Agreed Rate 3 Month
Stockholm Interbank Offered Rate 3 Month	Receive	1.27% Quarterly	03/27/2028	SEK	15,100	(31)	2	(29)
US Federal Funds Effective Rate (continuous	Receive	1.68% Annual	03/31/2019	$14,206	54	1	55
series)
Total	$(668	)$	79	$ (589)
Amounts in thousands.

Total Return Equity Basket Swaps

Upfront	Value and Unrealized
Payment	Notional	Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount	(Receipts)	Asset	Liability
Bank of America NA	Floating rate based on 1	Total return on a custom basket of	Monthly	12/27/2018	$	2,804	$	— $	16	$—
month Euribor plus/less	long and short securities traded in
spread	EUR
Bank of America NA	Floating rate based on 1	Total return on a custom basket of	Monthly	05/26/2020-	240	—	—	—
month GBP LIBOR plus/ long and short securitied traded in	07/27/2020
less spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/22/2019	620	—	92	—
month LIBOR plus/less	long and short securities traded in
spread	MYR
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/28/2019-	7,558	—	384	—
month LIBOR plus/less	long and short securities traded in	04/19/2019
spread	KRW
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of	Monthly	03/24/2019	1,512	—	88	—
the 1 month South Africa long and short securities traded in
Johannesburg Interbank ZAR
Agreed Rate plus/less
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/18/2021	1,195	—	—	(183)
month LIBOR plus/less	long and short securities traded in
spread	USD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	09/22/2022	384	—	—	(32)
week LIBOR plus/less	long and short securities traded in IDR
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/22/2019	2,043	—	16	—
month LIBOR plus/less	long and short securities traded in
spread	TWD
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of	Monthly	03/20/2023	1,031	—	116	—
28 day Mexico Interbank long and short securities traded in
TIIE Rate plus/less	MXN
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	01/21/2019-	21,752	—	—	(730)
week LIBOR plus/less	long and short securities traded in	05/21/2019
spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/22/2023	1,327	—	225	—
month LIBOR plus/less	long and short securities traded in
spread	BRL
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	06/15/2022	26	—	—	(1)
month LIBOR plus/less	long and short securities traded in CLP
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	01/19/2022	10,056	—	396	—
week HIBOR plus/less	long and short securities traded in
spread	HKD
Deutsche Bank AG	Floating rate based on the Total return on a custom basket of	Monthly	01/20/2022	893	—	22	—
Poland Warsaw Interbank long and short securities traded in
Offer/Bid Spot Week	PLN
Rate plus/less spread
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of	Monthly	05/23/2022	1,181	—	400	—
the Overnight RBA Cash long and short securities traded in
Rate plus/less spread	AUD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2022	8,477	—	217	—
week EUR LIBOR plus/	long and short securities traded in
less spread	EUR

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment		Notional Payments/ Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency Expiration Date Amount (Receipts)					Asset -Liability
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/21/2023	$71	$	— $	— $	(5)
	month WIBOR plus/less long and short securities traded in
	spread	PLN
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/23/2023	70		—	6	—
	month LIBOR plus/less	long and short securities traded in
	spread	MYR
JP Morgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/22/2023	130		—	1	—
	1 month SAFE South	long and short securities traded in
	Africa Johannesburg	ZAR
	Interbank Agreed Rate
	plus/less spread
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	07/03/2023	119		—	—	(8)
	month LIBOR plus/less	long and short securities traded in
	spread	USD
JP Morgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/21/2023	93		—	—	(6)
	1 month MXN TIIE	long and short securities traded in
	Banxico plus/less spread	MXN
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/22/2023	34		—	—	(5)
	month LIBOR plus/less	long and short securities traded in
	spread	KRW
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/26/2023	13		—	—	(1)
	month LIBOR plus/less	long and short securities traded in IDR
	spread
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/22/2023	8		—	—	—
	month LIBOR plus/less	long and short securities traded in CLP
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	11/28/2019	3,641		—	48	—
	month LIBOR plus/less	long and short securities traded in JPY
	spread
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	09/16/2019	302,583		—	—	(1,949)
Co(a)	Federal Funds Rate plus/ long and short securities traded in
	less spread	USD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/17/2018	2,030		—	—	(35)
	week LIBOR plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	10/09/2019	2,276		—	—	(18)
	month Euribor plus/less	long and short securities traded in
	spread	EUR
Morgan Stanley &	Floating rate based on 1	Total return on a custom basket of	Monthly	10/11/2018-	70,526		—	—	(137)
Co(b)	month LIBOR plus/less	long and short securities traded in		08/22/2019
	spread	USD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	07/24/2019-	5,886		—	321	—
	month LIBOR plus/less	long and short securities traded in		07/25/2019
	spread	GBP
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/17/2018	1,951		—	—	(25)
	week LIBOR plus/less	long and short securities traded in
	spread	NOK
Morgan Stanley & Co	Floating rate based on the Total return on a custom basket of		Monthly	02/21/2019	815		—	—	(101)
	Federal Funds Rate plus/ long and short securities traded in
	less spread	GBP
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	03/05/2019	3,844		—	—	(42)
	day TOIS plus/less spreadlong and short securities traded in
		CHF
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	02/21/2019	1,059		—	148	—
	month LIBOR plus/less	long and short securities traded in
	spread	HKD
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	02/21/2019	113,555		—	—	(3,493)
Co(c)	Federal Funds Rate plus/ long and short securities traded in
	less spread	USD
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	10/09/2018	1,775		—	658	—
	1 day SONIA plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley &	Floating rate based on the Total return on a custom basket of		Monthly	08/20/2020	44,520		—	—	(335)
Co(d)	Bank of Japan Estimate	long and short securities traded in JPY
	Unsecured Overnight
	Call Rate plus/less spread

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment		Notional	Payments/ Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency Expiration Date Amount			(Receipts)		Asset Liability
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/17/2018	$3,422	$	— $	— $	(76)
	week LIBOR plus/less	long and short securities traded in
	spread	DKK
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	12/17/2018	19,242		—	34	—
	1 day EONIA plus/less	long and short securities traded in
	spread	EUR
Total					$ 638,762 $		— $	3,188	$(7,182)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities AQRMSUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
PPL Corp	(110,690	) $	(3,292)	(1.09)%
Exelon Corp	58,922		2,575	0.85%
TransDigm Group Inc	(6,243)		(2,185)	(0.72)%
Henry Schein Inc	(23,353)		(1,814)	(0.60)%
Middleby Corp/The	(14,308)		(1,739)	(0.57)%
DexCom Inc	(11,891)		(1,717)	(0.57)%
Raytheon Co	8,500		1,695	0.56%
LyondellBasell Industries NV	14,619		1,649	0.54%
Campbell Soup Co	(38,788)		(1,530)	(0.51)%
WellCare Health Plans Inc	4,669		1,413	0.47%
Kraft Heinz Co/The	(24,025)		(1,400)	(0.46)%
Cognex Corp	(25,735)		(1,385)	(0.46)%
HEICO Corp	(15,264)		(1,384)	(0.46)%
Gartner Inc	(9,083)		(1,360)	(0.45)%
MarketAxess Holdings Inc	(7,052)		(1,339)	(0.44)%
First Republic Bank/CA	(12,670)		(1,287)	(0.43)%
Crown Holdings Inc	(29,700)		(1,271)	(0.42)%
Workday Inc	(7,947)		(1,228)	(0.41)%
Seattle Genetics Inc	(15,990)		(1,227)	(0.40)%
Micron Technology Inc	23,132		1,215	0.40%
Tyson Foods Inc	19,132		1,202	0.40%
Archer-Daniels-Midland Co	23,561		1,187	0.39%
Advanced Micro Devices Inc	(44,791)		(1,127)	(0.37)%
Gilead Sciences Inc	14,881		1,127	0.37%
Becton Dickinson and Co	(4,300)		(1,126)	(0.37)%
NuVasive Inc	(15,859)		(1,113)	(0.37)%
MercadoLibre Inc	(3,233)		(1,107)	(0.37)%
Consolidated Edison Inc	14,009		1,106	0.37%
Liberty Broadband Corp - C Shares	(13,141)		(1,066)	(0.35)%
Copart Inc	(16,555)		(1,065)	(0.35)%
CarMax Inc	(13,506)		(1,054)	(0.35)%
Microsoft Corp	9,333		1,048	0.35%
Baxter International Inc	14,055		1,045	0.35%
Biogen Inc	2,940		1,039	0.34%
Bristol-Myers Squibb Co	16,948		1,026	0.34%
Hyatt Hotels Corp	13,265		1,026	0.34%
Square Inc	(11,544)		(1,023)	(0.34)%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	August 31, 2018

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
Albemarle Corp	(10,712)		(1,023)	(0.34)%
DXC Technology Co	11,144		1,015	0.34%
Curtiss-Wright Corp	7,541		1,010	0.33%
Cisco Systems Inc	20,964		1,001	0.33%
Waste Management Inc	10,950		995	0.33%
Lockheed Martin Corp	3,100		993	0.33%
Applied Materials Inc	22,861		983	0.33%
Zebra Technologies Corp	5,663		973	0.32%
Adobe Systems Inc	3,681		970	0.32%
Dell Technologies Inc Class V	10,033		965	0.32%
Popular Inc	19,100		961	0.32%
Humana Inc	2,863		954	0.32%
Occidental Petroleum Corp	11,822		944	0.31%

(b)

Top Underlying Securities YORKEBS

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Express Scripts Holding Co	131,205		$11,549	16.38%
Andeavor	71,000		10,848	15.38%
Marathon Petroleum Corp	(112,855)		(9,287)	(13.17)%
Alibaba Group Holding Ltd	(46,180)		(8,082)	(11.46)%
Altaba Inc	89,156		6,201	8.79%
CVS Health Corp	(78,013)		(5,870)	(8.32)%
iShares iBoxx High Yield Corporate Bond ETF	(46,326)		(4,001)	(5.67)%
NXP Semiconductors NV	38,112		3,550	5.03%
United Technologies Corp	(21,792)		(2,870)	(4.07)%
Ashland Global Holdings Inc	22,994		1,936	2.75%
Charles Schwab Corp/The	(22,484)		(1,142)	(1.62)%
Amgen Inc	(5,350)		(1,069)	(1.52)%
Walgreens Boots Alliance Inc	(14,924)		(1,023)	(1.45)%
Blackstone Group LP/The	25,760		951	1.35%
Walt Disney Co/The	(7,831)		(877)	(1.24)%
China Biologic Products Holdings Inc	(8,400)		(753)	(1.07)%
WW Grainger Inc	(1,306)		(462)	(0.66)%
DCP Midstream LP	(1,361)		(56)	(0.08)%

(c)

Top Underlying Securities ASCEBSUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
VelocityShares 3x Long Natural Gas ETN	(22,000	) $	(2,464)	(2.17)%
Cree Inc	(26,148)		(1,258)	(1.11)%
Tableau Software Inc	(11,231)		(1,256)	(1.11)%
PerkinElmer Inc	(13,506)		(1,248)	(1.10)%
RealPage Inc	(19,918)		(1,243)	(1.09)%
Guidewire Software Inc	(12,332)		(1,240)	(1.09)%
Blackbaud Inc	(11,773)		(1,231)	(1.08)%
Integra LifeSciences Holdings Corp	(20,691)		(1,230)	(1.09)%
Workday Inc	(7,943)		(1,228)	(1.08)%
EQT Corp	(24,040)		(1,226)	(1.08)%
Tyler Technologies Inc	(4,965)		(1,226)	(1.08)%
Medidata Solutions Inc	(14,421)		(1,226)	(1.08)%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	August 31, 2018

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Dunkin' Brands Group Inc	(16,784)	(1,223)	(1.08)%
Gartner Inc	(8,144)	(1,220)	(1.07)%
Transocean Ltd	(100,480)	(1,217)	(1.07)%
Kilroy Realty Corp	(16,624)	(1,216)	(1.07)%
Bluebird Bio Inc	(7,222)	(1,215)	(1.07)%
SLM Corp	(103,643)	(1,215)	(1.07)%
WEX Inc	(6,385)	(1,215)	(1.07)%
Teradata Corp	(29,275)	(1,214)	(1.07)%
Rollins Inc	(20,204)	(1,214)	(1.07)%
Donaldson Co Inc	(23,987)	(1,214)	(1.07)%
Alexion Pharmaceuticals Inc	(9,919)	(1,213)	(1.07)%
Exact Sciences Corp	(16,176)	(1,211)	(1.07)%
Cognex Corp	(22,517)	(1,211)	(1.07)%
Monolithic Power Systems Inc	(8,068)	(1,209)	(1.06)%
Pinnacle Financial Partners Inc	(18,719)	(1,208)	(1.06)%
Hanesbrands Inc	(68,828)	(1,207)	(1.06)%
Macerich Co/The	(20,507)	(1,205)	(1.06)%
Live Nation Entertainment Inc	(24,243)	(1,204)	(1.06)%
Aqua America Inc	(32,392)	(1,204)	(1.06)%
Prosperity Bancshares Inc	(16,092)	(1,204)	(1.06)%
Incyte Corp	(16,282)	(1,203)	(1.06)%
Interpublic Group of Cos Inc/The	(51,499)	(1,203)	(1.06)%
eBay Inc	(34,677)	(1,200)	(1.06)%
PPG Industries Inc	(10,852)	(1,200)	(1.06)%
RPM International Inc	(17,767)	(1,199)	(1.06)%
First Republic Bank/CA	(11,792)	(1,198)	(1.05)%
Lennox International Inc	(5,376)	(1,198)	(1.05)%
Leggett & Platt Inc	(26,331)	(1,196)	(1.05)%
Skechers U.S.A. Inc	(40,572)	(1,196)	(1.05)%
International Flavors & Fragrances Inc	(9,175)	(1,195)	(1.05)%
Kirby Corp	(13,687)	(1,195)	(1.05)%
Applied Materials Inc	(27,731)	(1,193)	(1.05)%
Spirit AeroSystems Holdings Inc	(13,936)	(1,192)	(1.05)%
Campbell Soup Co	(30,149)	(1,189)	(1.05)%
FMC Corp	(13,917)	(1,189)	(1.05)%
Flowserve Corp	(22,816)	(1,189)	(1.05)%
TD Ameritrade Holding Corp	(20,245)	(1,186)	(1.04)%
Signature Bank/New York NY	(10,221)	(1,183)	(1.04)%
Mattel Inc	(76,641)	(1,183)	(1.04)%
Owens Corning	(20,835)	(1,180)	(1.04)%
BlackBerry Ltd	(110,555)	(1,180)	(1.04)%
Wabtec Corp/DE	(10,884)	(1,179)	(1.04)%
Microchip Technology Inc	(13,679)	(1,177)	(1.04)%
TransDigm Group Inc	(3,361)	(1,176)	(1.03)%
Caesars Entertainment Corp	(115,275)	(1,176)	(1.04)%
Eaton Vance Corp	(22,168)	(1,169)	(1.03)%
Invesco Ltd	(48,457)	(1,168)	(1.03)%
Deutsche Bank AG	(103,598)	(1,167)	(1.03)%
InterXion Holding NV	(17,654)	(1,164)	(1.02)%
Discovery Inc	(41,807)	(1,163)	(1.03)%
Newell Brands Inc	(53,506)	(1,162)	(1.02)%
L Brands Inc	(43,811)	(1,158)	(1.02)%
Westlake Chemical Corp	(12,214)	(1,155)	(1.02)%
Martin Marietta Materials Inc	(5,785)	(1,150)	(1.01)%
Coty Inc	(92,441)	(1,143)	(1.01)%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	August 31, 2018

(d)

Top Underlying Securities AQRMSJPY

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Hitachi Ltd	134,000	$875	1.96%
Sony Corp	12,800	731	1.64%
Calbee Inc	(21,800)	(694)	(1.56)%
Taisei Corp	14,700	658	1.48%
Nintendo Co Ltd	(1,800)	(651)	(1.46)%
NGK Spark Plug Co Ltd	(22,200)	(631)	(1.42)%
Nippon Paint Holdings Co Ltd	(14,300)	(565)	(1.27)%
Japan Airlines Co Ltd	15,600	562	1.26%
Yaskawa Electric Corp	(16,600)	(557)	(1.25)%
Murata Manufacturing Co Ltd	(3,200)	(553)	(1.24)%
Casio Computer Co Ltd	(30,300)	(487)	(1.10)%
TDK Corp	(4,300)	(483)	(1.08)%
Kajima Corp	67,000	482	1.08%
Ricoh Co Ltd	(46,000)	(482)	(1.08)%
LINE Corp	(10,100)	(465)	(1.05)%
JXTG Holdings Inc	64,300	453	1.02%
Haseko Corp	34,800	451	1.01%
Kakaku.com Inc	(24,136)	(446)	(1.00)%
Resona Holdings Inc	75,800	430	0.97%
Start Today Co Ltd	(12,400)	(427)	(0.96)%
DeNA Co Ltd	(24,700)	(427)	(0.96)%
Alps Electric Co Ltd	(14,000)	(421)	(0.94)%
Shimano Inc	(2,700)	(417)	(0.94)%
Marui Group Co Ltd	(18,700)	(413)	(0.93)%
Kansai Paint Co Ltd	(20,800)	(411)	(0.92)%
Kikkoman Corp	(8,200)	(411)	(0.92)%
Square Enix Holdings Co Ltd	8,900	406	0.91%
Kamigumi Co Ltd	19,000	386	0.87%
Hokuriku Electric Power Co	(38,200)	(375)	(0.84)%
Shimadzu Corp	12,500	371	0.83%
M3 Inc	(8,400)	(370)	(0.83)%
Obayashi Corp	37,200	349	0.78%
Sawai Pharmaceutical Co Ltd	(6,500)	(347)	(0.78)%
Sony Financial Holdings Inc	(17,400)	(347)	(0.78)%
Alfresa Holdings Corp	13,500	339	0.76%
Marubeni Corp	40,200	330	0.74%
Acom Co Ltd	(80,650)	(330)	(0.74)%
Sumitomo Dainippon Pharma Co Ltd	15,000	319	0.72%
Nidec Corp	(2,200)	(319)	(0.72)%
Yamato Holdings Co Ltd	(10,700)	(318)	(0.71)%
MonotaRO Co Ltd	(5,400)	(307)	(0.69)%
Sumitomo Metal Mining Co Ltd	(9,400)	(304)	(0.68)%
Ono Pharmaceutical Co Ltd	(11,100)	(292)	(0.66)%
Eisai Co Ltd	3,200	290	0.65%
Lion Corp	13,700	289	0.65%
Stanley Electric Co Ltd	8,300	287	0.65%
Rakuten Inc	(36,100)	(276)	(0.62)%
Asics Corp	(18,119)	(271)	(0.61)%
Nippon Express Co Ltd	4,300	269	0.61%
Chugoku Electric Power Co Inc/The	(21,500)	(269)	(0.60)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Reverse Repurchase Agreements

Counterparty			Coupon Rate		Maturity Date	Principal Amount			Payable for Reverse Repurchase Agreements
Barclays Bank PLC			(1.85)%		Open ended		$9,710	$						(9,788)
Barclays Bank PLC			(1.85)%		Open ended		9,715							(9,766)
Barclays Bank PLC			(2.05)%		Open ended		9,740							(9,762)
Merrill Lynch			(7.75)%		Open ended	ZAR	13,416							(957)
Merrill Lynch			(2.55)%		Open ended		$1,618							(1,623)
Merrill Lynch			(7.15)%		09/03/2018	ZAR	14,021							(958)
Merrill Lynch			(7.15)%		09/03/2018		4,956							(339)
Merrill Lynch			(2.45)%		Open ended		$4,584							(4,586)
Merrill Lynch			(2.07)%		09/04/2018		5,323							(5,323)
Merrill Lynch			(2.07)%		09/04/2018		12,400							(12,401)
Merrill Lynch			(2.07)%		09/04/2018		7,188							(7,188)
Merrill Lynch			(2.07)%		09/04/2018		3,308							(3,308)
Merrill Lynch			(2.07)%		09/04/2018		11,197							(11,198)
Merrill Lynch			(2.07)%		09/04/2018		15,052							(15,053)
Merrill Lynch			(2.07)%		09/04/2018		7,801							(7,801)
Merrill Lynch			(2.07)%		09/04/2018		12,892							(12,893)
Merrill Lynch			(2.07)%		09/04/2018		5,040							(5,040)
Merrill Lynch			(2.07)%		09/04/2018		7,060							(7,060)
Merrill Lynch			(2.07)%		09/04/2018		1,377							(1,377)
Merrill Lynch			(2.07)%		09/04/2018		4,512							(4,512)
Merrill Lynch			(2.03)%		09/04/2018		2,253							(2,253)
Merrill Lynch			(2.07)%		09/04/2018		1,125							(1,125)
Merrill Lynch			(2.07)%		09/04/2018		16,965							(16,966)
Merrill Lynch			(2.07)%		09/04/2018		12,052							(12,053)
Merrill Lynch			(1.90)%		09/04/2018		6,658							(6,658)
Merrill Lynch			(1.97)%		09/04/2018		13,912							(13,913)
Merrill Lynch			(2.07)%		09/04/2018		53,082							(53,085)
Merrill Lynch			(2.07)%		09/04/2018		23,265							(23,266)
Total							$							(260,252)

Amounts in thousands.

Total Return Swaps

													Value and
													Unrealized
												Upfront	Appreciation/
			Pay/Receive			Payment	Expiration			Notional		Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate		Frequency	Date			Amount		(Receipts)	Asset	Liability
Citigroup Inc	I Shares JPM USD EM	185,350	Receive	3.00%		Quarterly	11/16/2018			$19,516	$	— $	—	$(115)
	Bond UCITS ETF
Goldman Sachs & Co Seritage Growth		4,468	Receive	1 Month LIBOR + Expiration			05/31/2019			191		—	39	—
	Properties - A REIT			0.70%
Goldman Sachs & Co Seritage Growth		7,447	Receive	1 Month LIBOR + Expiration			05/31/2019			313		—	70	—
	Properties - A REIT			0.70%
Goldman Sachs & Co Seritage Growth		4,777	Receive	1 Month LIBOR + Expiration			05/31/2019			197		—	48	—
	Properties - A REIT			0.70%
Goldman Sachs & Co Seritage Growth		6,860	Receive	1 Month LIBOR + Expiration			05/31/2019			284		—	69	—
	Properties - A REIT			0.70%
Goldman Sachs & Co Seritage Growth		3,039	Receive	1 Month LIBOR + Expiration			05/31/2019			128		—	29	—
	Properties - A REIT			0.70%
HSBC Securities Inc Nigerian OMO Bill,			Receive	Interpolated 3		Quarterly	09/28/2018			6,903		—	103	—
	0.00%, 01/26/2018		Month and 6 Month
			LIBOR + 0.85%
HSBC Securities Inc Nigerian OMO Bill,			Receive	Interpolated 3		Quarterly	11/02/2018			3,453		—	16	—
	0.00%, 11/01/2018		Month and 6 Month
			LIBOR + 0.90%
Morgan Stanley & Co MSCI Daily Total		253	Pay	1 Month USD		Monthly	09/19/2018			36		—	—	(2)
	Return Net Israel USD		LIBOR - 0.30%
	Index
Morgan Stanley & Co MSCI Emerging		91	Receive	1 Month USD		Monthly	09/19/2018			121		—	5	—
	Markets Thailand Net		LIBOR + 0.80%
	Total Return USD
	Index
Morgan Stanley & Co MSCI Hong Kong Net		152	Receive	1 Month HIBOR +		Monthly	09/19/2018		HKD	12,630		—	21	—
	Return HKD Index			0.35%
Morgan Stanley & Co MSCI Japan Net		227,441	Receive	1 Month JPY		Monthly	09/19/2018		JPY	441,820		—	88	—
	Return JPY Index		LIBOR + 0.10%
Morgan Stanley & Co MSCI Mexico Net		4,357	Pay	MXN TIIE Banxico Monthly			09/19/2018		MXN	4,411		—	—	(4)
	Return MXN Index

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Total Return Swaps (continued)

											Value and
											Unrealized
										Upfront	Appreciation/
			Pay/Receive		Payment	Expiration		Notional		Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date		Amount		(Receipts)	Asset	Liability
Morgan Stanley & Co MSCI Netherlands Net		1,053	Pay	1 Month EURIBOR Monthly	09/19/2018 EUR			247	$	— $	—	$(2)
	Return EUR Index			- 0.50%
Morgan Stanley & Co MSCI Poland Net		6,006	Pay	1 Month WIBOR	Monthly	09/19/2018 PLN		1,195		—	—	(10)
	Return PLN Index			- 1.50%
Morgan Stanley & Co MSCI Singapore Net		170	Receive	1 Month SIBOR +	Monthly	09/19/2018 SGD		962		—	1	—
	Return SGD Index			0.40%
Morgan Stanley & Co MSCI South Africa Net		11,088	Pay	SAFE South Africa Monthly	09/19/2018 ZAR		10,428			—	—	(42)
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate 1 Month
				- 0.10%
Morgan Stanley & Co MSCI South Africa Net		1,412	Pay	SAFE South Africa Monthly		09/19/2018		1,328		—	—	(6)
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate 1 Month
				- 0.10%
Morgan Stanley & Co MSCI South Africa Net		29,509	Pay	SAFE South Africa Monthly		09/19/2018	27,753			—	—	(111)
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate 1 Month
				- 0.10%
Morgan Stanley & Co MSCI Sweden Net		29	Pay	1 Month STIBOR	Monthly	09/19/2018 SEK		1,105		—	—	(5)
	Return SEK Index			- 0.30%
Morgan Stanley & Co MSCI Switzerland Net		796	Pay	1 Month CHF	Monthly	09/19/2018 CHF		2,108		—	—	(18)
	Return CHF Index			LIBOR - 0.30%
Total								$		— $	489	$(315)
Amounts in thousands except contracts

Synthetic Futures

							Upfront	Unrealized
					Notional		Payments/	Appreciation/			Fair Value
Counterparty	Reference Entity			Expiration Date	Amount		(Receipts)	(Depreciation)			Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; December 2018			12/19/2018	$(4,545)$		— $	(14		)$	— $	(14)
Bank of America NA	Euro Bund 10 Year Bund Future; December			12/07/2018	38,632		—	137			137	—
	2018
Bank of America NA	Euro Buxl 30 Year Bond Future; September			09/07/2018	2,491		—			48	48	—
	2018
Bank of America NA	Euro-Bobl 5 Year Future; December 2018			12/07/2018	10,235		—			12	12	—
Bank of America NA	Euro-BTP Future; September 2018			09/07/2018	(2,278)		—			25	25	—
Bank of America NA	Euro-OAT Future; September 2018			09/07/2018	3,589		—			12	12	—
Bank of America NA	Euro-Schatz 2 Year Future; December 2018			12/07/2018	1,430		—			1	1	—
Bank of America NA	Japan 10 Year Bond TSE Future; September			09/13/2018	(32,482)		—			69	69	—
	2018
Bank of America NA	UK 10 Year Gilt Future; December 2018			12/28/2018	(30,291)		—			6	6	—
Bank of America NA	US 10 Year Note Future; December 2018			12/20/2018	361		—			1	1	—
Bank of America NA	US 2 Year Note Future; December 2018			01/02/2019	(18,600)		—			(6)	—	(6)
Bank of America NA	US 5 Year Note Future; December 2018			01/02/2019	(27,216)		—			15	15	—
Bank of America NA	US Long Bond Future; December 2018			12/20/2018	(433)		—			2	2	—
Citigroup Inc(a)	Brent Crude Future; November 2018			10/01/2018	3,028		—	199			199	—
Citigroup Inc(a)	Coffee 'C' Future; December 2018			12/19/2018	(153)		—			13	13	—
Citigroup Inc(a)	Copper Future; December 2018			12/28/2018	(401)		—			6	6	—
Citigroup Inc(a)	Cotton No.2 Future; December 2018			12/07/2018		82	—	(10)			—	(10)
Citigroup Inc(a)	Gasoline RBOB Future; October 2018			10/01/2018	755		—			31	31	—
Citigroup Inc(a)	Gold 100 oz Future; December 2018			12/28/2018	(9,654)		—	120			120	—
Citigroup Inc(a)	LME Copper Future; December 2018			12/18/2018	(1,046)		—			(4)	—	(4)
Citigroup Inc(a)	LME Nickel Future; December 2018			12/18/2018	154		—			(6)	—	(6)
Citigroup Inc(a)	Low Sulphur Gasoline Future; October 2018			10/12/2018	692		—			40	40	—
Citigroup Inc(a)	NY Harb ULSD Future; October 2018			10/01/2018	471		—			23	23	—
Citigroup Inc(a)	Palladium Future; December 2018			12/28/2018	(97)		—			(3)	—	(3)
Citigroup Inc(a)	Platinum Future; October 2018			10/30/2018	(197)		—			16	16	—
Citigroup Inc(a)	Silver Future; December 2018			12/28/2018	(801)		—			9	9	—
Citigroup Inc(a)	Soybean Future; November 2018			11/15/2018	(2,404)		—	246			246	—
Citigroup Inc(a)	Soybean Meal Future; December 2018			12/17/2018	(491)		—			42	42	—
Citigroup Inc(a)	Soybean Oil Future; December 2018			12/17/2018	(224)		—			14	14	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Synthetic Futures (continued)

				Upfront		Unrealized
			Notional	Payments/		Appreciation/		Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	(Receipts)		(Depreciation)	Asset----Liability
Citigroup Inc(a)	Sugar #11 Future; October 2018	10/01/2018	$(570)$		— $		50	$50	$—
Citigroup Inc(a)	WTI Crude Future; October 2018	09/21/2018	2,024		—	102		102	—
Merrill Lynch(a)	Brent Crude Future; November 2018	10/01/2018	699		—		46	46	—
Merrill Lynch(a)	Coffee 'C' Future; December 2018	12/19/2018	(344)		—		30	30	—
Merrill Lynch(a)	Copper Future; December 2018	12/28/2018	(467)		—		7	7	—
Merrill Lynch(a)	Corn Future; December 2018	12/17/2018	(1,423)		—		36	36	—
Merrill Lynch(a)	Cotton No.2 Future; December 2018	12/07/2018	41		—		(5)	—	(5)
Merrill Lynch(a)	Gasoline RBOB Future; October 2018	10/01/2018	84		—		3	3	—
Merrill Lynch(a)	Gold 100 oz Future; December 2018	12/28/2018	(241)		—		3	3	—
Merrill Lynch	Hang Seng Index Future; September 2018	09/28/2018	1,238		—	(18)		—	(18)
Merrill Lynch(a)	KC HRW Wheat Future; December 2018	12/17/2018	(83)		—		(3)	—	(3)
Merrill Lynch(a)	Lean Hogs Future; October 2018	10/16/2018	(101)		—		7	7	—
Merrill Lynch(a)	Low Sulphur Gasoline Future; October 2018	10/12/2018	69		—		4	4	—
Merrill Lynch	MSCI Taiwan Index Future; September 2018	09/28/2018	413		—		4	4	—
Merrill Lynch(a)	Natural Gas Future; October 2018	09/27/2018	437		—		(6)	—	(6)
Merrill Lynch(a)	NY Harb ULSD Future; October 2018	10/01/2018	283		—		14	14	—
Merrill Lynch(a)	Platinum Future; October 2018	10/30/2018	(118)		—		10	10	—
Merrill Lynch(a)	Soybean Oil Future; December 2018	12/17/2018	(155)		—		9	9	—
Merrill Lynch(a)	Sugar #11 Future; October 2018	10/01/2018	(131)		—		12	12	—
Merrill Lynch	Taiwan TAIEX Index Future; September 2018	09/20/2018	1,723		—		40	40	—
Merrill Lynch(a)	Wheat Future; December 2018	12/17/2018	(273)		—		(6)	—	(6)
Merrill Lynch(a)	WTI Crude Future; October 2018	09/21/2018	1,675		—		84	84	—
Morgan Stanley & Co	Bovespa Index Future; October 2018	10/18/2018	1,327		—		8	8	—
Morgan Stanley & Co	FTSE China A50 Index Future; September 2018	09/28/2018	(79)		—		—	—	—
Morgan Stanley & Co	KOSPI 200 Index Future; September 2018	09/14/2018	336		—		3	3	—
Morgan Stanley & Co	MSCI Singapore Index Future; September 2018	09/28/2018	106		—		(1)	—	(1)
Morgan Stanley & Co	MSCI Taiwan Index Future; September 2018	09/28/2018	371		—		4	4	—
Morgan Stanley & Co	Swiss Market Index Future; September 2018	09/24/2018	(9,608)		—	(372)		—	(57)
Morgan Stanley & Co	WIG 20 Index Future; September 2018	09/24/2018	(188)		—	(17)		—	(17)
Total			$		— $	1,092		$1,563	$(156)
Amounts in thousands.

(a)	All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Short Sales Outstanding
COMMON STOCKS - (10.89)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Advertising - (0.01)%			Biotechnology - (0.09)%
JCDecaux SA	8,578	$283	Acorda Therapeutics Inc	2,843	$82
			AMAG Pharmaceuticals Inc	5,385	131
Aerospace & Defense - (0.09)%			Biogen Inc	800	283
Airbus SE	11,918	1,471	BioMarin Pharmaceutical Inc	3,115	311
IHI Corp	9,200	321	Exact Sciences Corp	2,174	163
United Technologies Corp	5,116	674	Gilead Sciences Inc	10,006	758
		$2,466	Illumina Inc	430	153
Agriculture - (0.08)%			Innoviva Inc	6,131	89
Archer-Daniels-Midland Co	10,200	514	Ligand Pharmaceuticals Inc	1,007	261
British American Tobacco PLC	34,108	1,649			$2,231
		$2,163	Building Materials - (0.17)%
Airlines - (0.21)%			CRH PLC	10,887	361
Delta Air Lines Inc	24,200	1,415	Imerys SA	4,775	343
Deutsche Lufthansa AG	16,260	425	Johnson Controls International plc	45,800	1,730
International Consolidated Airlines Group SA	216,662	1,945	LafargeHolcim Ltd	12,813	623
Japan Airlines Co Ltd	29,500	1,063	Owens Corning	21,200	1,201
United Continental Holdings Inc	6,200	542			$4,258
		$5,390	Chemicals - (0.39)%
Apparel - (0.07)%			Clariant AG	29,742	743
Hanesbrands Inc	79,899	1,402	Daicel Corp	47,400	536
Michael Kors Holdings Ltd	6,200	450	DowDuPont Inc	22,253	1,561
		$1,852	Hitachi Chemical Co Ltd	54,900	1,151
Automobile Manufacturers - (0.14)%			JSR Corp	14,500	281
Bayerische Motoren Werke AG	5,078	492	Kansai Paint Co Ltd	16,400	324
Daimler AG	20,456	1,323	Kuraray Co Ltd	32,800	475
Fiat Chrysler Automobiles NV	49,947	846	LANXESS AG	22,514	1,768
Ford Motor Co	57,273	543	Praxair Inc	10,732	1,698
General Motors Co	9,300	335	Taiyo Nippon Sanso Corp	41,400	609
Tesla Inc	741	223	Toray Industries Inc	70,000	524
		$3,762	Tosoh Corp	35,800	562
Automobile Parts & Equipment - (0.09)%					$10,232
Aisin Seiki Co Ltd	17,000	786	Commercial Services - (0.14)%
Goodyear Tire & Rubber Co/The	39,935	906	Babcock International Group PLC	86,306	799
NOK Corp	16,800	321	Gartner Inc	6,300	943
Valeo SA	10,012	454	Nielsen Holdings PLC	24,100	627
		$2,467	PayPal Holdings Inc	7,100	656
Banks - (0.58)%			Persol Holdings Co Ltd	12,300	275
Bank of Ireland Group PLC	33,993	278	Square Inc	5,835	517
Bank of Nova Scotia/The	29,500	1,707			$3,817
Bendigo & Adelaide Bank Ltd	210,197	1,754	Computers - (0.31)%
BOK Financial Corp	1,003	103	DXC Technology Co	43,227	3,938
Cadence BanCorp	11,778	333	Fujitsu Ltd	97,000	709
Canadian Imperial Bank of Commerce	14,400	1,349	Hewlett Packard Enterprise Co	63,436	1,049
Credit Suisse Group AG	82,364	1,233	Ingenico Group SA	4,246	299
DBS Group Holdings Ltd	74,800	1,360	Leidos Holdings Inc	9,032	639
Fifth Third Bancorp	9,908	292	Lumentum Holdings Inc	2,124	144
Hope Bancorp Inc	4,105	72	NCR Corp	6,055	172
Independent Bank Group Inc	1,169	81	Pure Storage Inc	5,062	136
ING Groep NV	35,379	481	TDK Corp	7,500	841
Nordea Bank AB	88,929	961			$7,927
Oversea-Chinese Banking Corp Ltd	68,100	560	Distribution & Wholesale - (0.06)%
Suruga Bank Ltd	121,100	657	Jardine Cycle & Carriage Ltd	63,700	1,505
Synovus Financial Corp	4,511	226	Diversified Financial Services - (0.29)%
Toronto-Dominion Bank/The	28,200	1,700	AEON Financial Service Co Ltd	33,700	689
UBS Group AG	78,251	1,222	BlackRock Inc	2,400	1,150
Veritex Holdings Inc	549	17	Charles Schwab Corp/The	71,200	3,616
Yamaguchi Financial Group Inc	79,000	869	CME Group Inc	1,038	181
		$15,255	E*TRADE Financial Corp	13,600	801
Beverages - (0.14)%			PRA Group Inc	746	27
Coca-Cola Amatil Ltd	42,612	288	SBI Holdings Inc/Japan	41,900	1,155
Coca-Cola Bottlers Japan Holdings Inc	49,000	1,389			$7,619
Molson Coors Brewing Co	15,700	1,048	Electric - (0.34)%
Remy Cointreau SA	2,536	355	AES Corp/VA	85,600	1,152
Treasury Wine Estates Ltd	43,470	611	Black Hills Corp	10,475	617
		$3,691	Consolidated Edison Inc	13,302	1,050
			Dominion Energy Inc	18,869	1,335

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Electric (continued)			Healthcare - Products - (0.19)%
E.ON SE	150,106	$1,602	Abbott Laboratories	14,670	$981
Electricite de France SA	113,860	1,864	Becton Dickinson and Co	2,700	707
Exelon Corp	14,464	632	Essilor International Cie Generale d'Optique SA	16,012	2,314
NRG Energy Inc	142	5	Lonza Group AG	2,833	912
RWE AG	19,276	489			$4,914
Sempra Energy	1,880	219	Healthcare - Services - (0.39)%
		$8,965	Anthem Inc	33,139	8,773
Electrical Components & Equipment - (0.03)%			Cigna Corp	4,526	852
Casio Computer Co Ltd	50,600	812	IQVIA Holdings Inc	3,988	507
Electronics - (0.24)%					$10,132
Alps Electric Co Ltd	65,300	1,962	Holding Companies - Diversified - (0.08)%
Avnet Inc	11,900	576	Bollore SA	178,607	856
Corning Inc	34,300	1,150	Jardine Matheson Holdings Ltd	4,800	303
Fortive Corp	3,118	262	Jardine Strategic Holdings Ltd	27,900	1,013
SYNNEX Corp	1,352	131			$2,172
TTM Technologies Inc	53,645	1,003	Home Builders - (0.17)%
Venture Corp Ltd	53,000	700	Daiwa House Industry Co Ltd	44,800	1,365
Yokogawa Electric Corp	31,500	646	Iida Group Holdings Co Ltd	79,100	1,460
		$6,430	Sekisui Chemical Co Ltd	38,700	672
Engineering & Construction - (0.32)%			Sekisui House Ltd	67,600	1,102
ACS Actividades de Construccion y Servicios SA 28,491		1,185			$4,599
Ferrovial SA	45,652	986	Home Furnishings - (0.05)%
Fluor Corp	40,000	2,296	Electrolux AB	36,016	804
JGC Corp	33,900	682	Sony Corp	10,200	580
Kajima Corp	82,000	589			$1,384
LendLease Group	36,753	542
Skanska AB	55,604	1,044	Housewares - (0.03)%
SNC-Lavalin Group Inc	21,700	874	Newell Brands Inc	31,800	691
WSP Global Inc	8,400	452	Insurance - (0.75)%
		$8,650	Aegon NV	27,081	163
Entertainment - (0.06)%			Ageas	21,469	1,112
Live Nation Entertainment Inc	9,600	477	Allianz SE	1,831	390
Marriott Vacations Worldwide Corp	5,349	637	Arthur J Gallagher & Co	7,500	541
Paddy Power Betfair PLC	4,010	366	Assicurazioni Generali SpA	82,495	1,374
Penn National Gaming Inc	6,068	209	Assurant Inc	19,203	1,975
		$1,689	AXA Equitable Holdings Inc	11,356	261
			Challenger Ltd/Australia	209,570	1,633
Environmental Control - (0.02)%			Fairfax Financial Holdings Ltd	1,200	659
Pentair PLC	14,700	639	Fidelity National Financial Inc	1,290	52
Food - (0.31)%			Great-West Lifeco Inc	58,600	1,430
a2 Milk Co Ltd	85,216	711	Intact Financial Corp	6,200	492
Calbee Inc	13,600	433	MS&AD Insurance Group Holdings Inc	23,500	722
Campbell Soup Co	21,100	832	NN Group NV	22,512	966
Carrefour SA	41,964	751	Power Corp of Canada	33,500	751
Casino Guichard Perrachon SA	5,637	179	Power Financial Corp	46,300	1,080
Conagra Brands Inc	16,236	597	Reinsurance Group of America Inc	7,500	1,071
General Mills Inc	13,500	621	Sompo Holdings Inc	42,900	1,830
Hormel Foods Corp	29,893	1,170	Swiss Life Holding AG	684	248
Kroger Co/The	15,100	476	T&D Holdings Inc	81,900	1,244
Marine Harvest ASA	19,192	415	Unum Group	10,300	380
McCormick & Co Inc/MD	7,200	899	Voya Financial Inc	1,898	95
Mondelez International Inc	9,870	422	Willis Towers Watson PLC	5,100	751
Post Holdings Inc	1,286	125	Zurich Insurance Group AG	2,106	641
Yamazaki Baking Co Ltd	22,000	428			$19,861
		$8,059	Internet - (0.44)%
Food Service - (0.06)%			Alibaba Group Holding Ltd ADR	20,924	3,662
Sodexo SA	13,966	1,457	Booking Holdings Inc	106	207
Forest Products & Paper - (0.03)%			CyberAgent Inc	6,900	392
International Paper Co	18,404	941	FireEye Inc	8,353	139
			Iliad SA	4,876	629
Gas - (0.06)%			Kakaku.com Inc	31,600	584
NiSource Inc	58,000	1,570	LINE Corp	14,700	671
South Jersey Industries Inc	1,691	56	MercadoLibre Inc	1,231	422
		$1,626	New Media Investment Group Inc	114,815	1,826
Hand & Machine Tools - (0.03)%			Palo Alto Networks Inc	1,952	451
Disco Corp	4,000	715	Shopify Inc	5,500	800
			Start Today Co Ltd	11,000	378

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Internet (continued)			Office & Business Equipment - (0.03)%
Twitter Inc	7,934	$279	Xerox Corp	31,498	$878
Zillow Group Inc - C Shares	22,149	1,077	Oil & Gas - (0.27)%
		$11,517	Andeavor	5,300	810
Investment Companies - (0.12)%			Baytex Energy Corp	5,440	16
EXOR NV	22,906	1,490	Chesapeake Energy Corp	17,828	79
Kinnevik AB	54,523	1,792	Devon Energy Corp	12,500	536
Prospect Capital Corp	4,536	34	Diamondback Energy Inc	3,532	428
		$3,316	Encana Corp	43,400	575
Iron & Steel - (0.20)%			EQT Corp	22,300	1,138
Allegheny Technologies Inc	8,045	218	Helmerich & Payne Inc	4,325	284
BlueScope Steel Ltd	44,589	555	Hess Corp	12,400	835
Cleveland-Cliffs Inc	10,407	105	Inpex Corp	46,200	505
Hitachi Metals Ltd	63,300	731	Marathon Petroleum Corp	22,789	1,875
JFE Holdings Inc	27,400	599	Patterson-UTI Energy Inc	11,002	188
thyssenkrupp AG	98,503	2,276			$7,269
voestalpine AG	15,252	686	Oil & Gas Services - (0.24)%
		$5,170	Baker Hughes a GE Co	22,200	732
Leisure Products & Services - (0.08)%			Keane Group Inc	29,700	365
Flight Centre Travel Group Ltd	28,998	1,218	KLX Energy Services Holdings Inc	87	3
Harley-Davidson Inc	13,242	564	National Oilwell Varco Inc	39,520	1,860
Polaris Industries Inc	3,000	325	ProPetro Holding Corp	33,180	505
		$2,107	RPC Inc	29,965	410
			Schlumberger Ltd	26,900	1,699
Lodging - (0.12)%			Superior Energy Services Inc	22,014	198
City Developments Ltd	75,800	513	TechnipFMC PLC	16,100	493
MGM Resorts International	86,176	2,498	Weatherford International PLC	8,331	20
		$3,011			$6,285
Machinery - Diversified - (0.22)%			Packaging & Containers - (0.07)%
Flowserve Corp	40,122	2,091	Crown Holdings Inc	34,200	1,464
GEA Group AG	15,573	592	Toyo Seikan Group Holdings Ltd	17,900	339
Husqvarna AB	32,505	258			$1,803
KION Group AG	8,057	550
Sumitomo Heavy Industries Ltd	34,000	1,106	Pharmaceuticals - (0.22)%
Wabtec Corp/DE	10,810	1,171	AbbVie Inc	4,300	413
		$5,768	Alfresa Holdings Corp	28,100	704
			Clovis Oncology Inc	1,058	38
Media - (0.19)%			CVS Health Corp	6,085	458
Charter Communications Inc	138	43	Grifols SA	35,626	1,047
Discovery Inc	19,900	510	Herbalife Nutrition Ltd	1,513	86
EW Scripps Co/The	124,218	1,822	Hisamitsu Pharmaceutical Co Inc	2,800	205
Gannett Co Inc	8,658	89	Ironwood Pharmaceuticals Inc	2,453	47
New York Times Co/The	9,084	212	Mylan NV	15,900	622
News Corp - A Shares	48,700	636	Nektar Therapeutics	5,100	339
Sirius XM Holdings Inc	6,733	48	Sumitomo Dainippon Pharma Co Ltd	86,800	1,847
Thomson Reuters Corp	27,900	1,241	Takeda Pharmaceutical Co Ltd	4,693	195
Walt Disney Co/The	2,770	310			$6,001
		$4,911
			Pipelines - (0.11)%
Metal Fabrication & Hardware - (0.09)%			AltaGas Ltd	39,105	727
MISUMI Group Inc	25,600	660	Enbridge Inc	15,000	511
NSK Ltd	37,000	419	Koninklijke Vopak NV	31,689	1,636
Rexnord Corp	4,880	142			$2,874
Tenaris SA	67,093	1,126
		$2,347	Real Estate - (0.16)%
			Deutsche Wohnen SE	19,830	1,002
Mining - (0.10)%			Hysan Development Co Ltd	244,000	1,252
Anglo American PLC	17,782	357	Kerry Properties Ltd	101,500	385
Endeavour Mining Corp	962	15	Nomura Real Estate Holdings Inc	24,400	529
First Quantum Minerals Ltd	23,800	299	Sumitomo Realty & Development Co Ltd	20,000	692
Freeport-McMoRan Inc	22,800	320	Wheelock & Co Ltd	40,000	251
Rio Tinto PLC	17,079	811			$4,111
Teck Resources Ltd	41,100	926
		$2,728	REITs - (0.05)%
			Annaly Capital Management Inc	5,577	59
Miscellaneous Manufacturers - (0.19)%			Apollo Commercial Real Estate Finance Inc	2,656	52
Alstom SA	10,061	444	Blackstone Mortgage Trust Inc	3,731	127
General Electric Co	60,900	788	Prologis Inc	5,537	372
Orica Ltd	11,033	140	QTS Realty Trust Inc	1,061	49
Siemens AG	11,814	1,534	Redwood Trust Inc	7,043	120
Textron Inc	26,570	1,834	Spirit MTA REIT	196	2
		$4,740

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
REITs (continued)			Transportation (continued)
Spirit Realty Capital Inc	1,265	$11	SG Holdings Co Ltd	29,700	$702
Starwood Property Trust Inc	2,476	54	Ship Finance International Ltd	7,062	100
Welltower Inc	6,636	443	United Parcel Service Inc	13,300	1,634
		$1,289			$7,875
Retail - (0.44)%			Water - (0.04)%
Ascena Retail Group Inc	125,936	577	Suez	32,945	477
Domino's Pizza Enterprises Ltd	10,967	427	United Utilities Group PLC	63,307	609
Dufry AG	14,420	1,785			$1,086
FamilyMart UNY Holdings Co Ltd	6,600	575	TOTAL COMMON STOCKS (proceeds $275,145)		$287,118
Genuine Parts Co	11,400	1,138	INVESTMENT COMPANIES - (0.13)%	Shares	Value (000's)
Kohl's Corp	4,200	332	Exchange Traded Funds - (0.13)%
Marui Group Co Ltd	26,500	585	SPDR S&P Oil & Gas Equipment & Services	37,240	605
Papa John's International Inc	35,058	1,617	ETF
Restaurant Brands International Inc	6,000	344	SPDR S&P Oil & Gas Exploration & Production	60,779	2,573
RH	1,530	243	ETF
Ryohin Keikaku Co Ltd	700	208	VanEck Vectors Oil Services ETF	8,667	214
Sally Beauty Holdings Inc	72,615	1,118			$3,392
Signet Jewelers Ltd	12,103	777	TOTAL INVESTMENT COMPANIES (proceeds $3,275)		$3,392
Takashimaya Co Ltd	26,500	428		Principal
Tsuruha Holdings Inc	3,700	422	BONDS - (2.07)%	Amount (000's) Value (000's)
Yamada Denki Co Ltd	216,100	1,071	Diversified Financial Services - (0.06)%
		$11,647
			International Lease Finance Corp
Savings & Loans - (0.01)%			5.88%, 08/15/2022	$1,436	$1,530
People's United Financial Inc	10,792	200
WSFS Financial Corp	1,074	52	Electric - (0.29)%
		$252	Comision Federal de Electricidad
Semiconductors - (0.83)%			6.13%, 06/16/2045	7,500	7,800
Cabot Microelectronics Corp	322	36	Food - (0.02)%
Cohu Inc	2,697	71	Campbell Soup Co
Intel Corp	183,353	8,879	3.80%, 08/02/2042	619	487
KLA-Tencor Corp	3,643	424	Healthcare - Services - (0.12)%
Lam Research Corp	57,259	9,911
Microchip Technology Inc	9,519	819	CHS/Community Health Systems Inc
Micron Technology Inc	23,700	1,245	5.13%, 08/01/2021	2,090	2,017
Teradyne Inc	8,915	367	8.63%, 01/15/2024	1,047	1,091
		$21,752			$3,108
Software - (0.11)%			Media - (0.07)%
Atlassian Corp PLC	2,361	212	AMC Networks Inc
Autodesk Inc	3,900	602	4.75%, 08/01/2025	1,953	1,885
Citrix Systems Inc	688	79	Oil & Gas - (0.02)%
DeNA Co Ltd	24,700	427	SM Energy Co
Five9 Inc	1,011	49	6.75%, 09/15/2026	461	478
MongoDB Inc	3,188	229
Nexon Co Ltd	74,400	933	Pharmaceuticals - (0.10)%
Take-Two Interactive Software Inc	3,300	441	Endo Finance LLC
VMware Inc	668	102	5.75%, 01/15/2022	2,920	2,701
		$3,074	REITs - (0.08)%
Telecommunications - (0.20)%			CBL & Associates LP
CalAmp Corp	3,928	92	5.25%, 12/01/2023	628	531
Inmarsat PLC	139,406	985	5.95%, 12/15/2026	1,880	1,527
Nokia OYJ	172,853	965			$2,058
SoftBank Group Corp	7,300	676	Retail - (0.09)%
Tele2 AB	62,289	768	L Brands Inc
Telefonica SA	57,788	467	6.88%, 11/01/2035	1,044	869
T-Mobile US Inc	16,164	1,068
TPG Telecom Ltd	49,895	310	Macy's Retail Holdings Inc
		$5,331	4.50%, 12/15/2034	1,677	1,409
Textiles - (0.05)%					$2,278
Mohawk Industries Inc	6,900	1,322	Sovereign - (1.22)%
Transportation - (0.29)%			Bahrain Government International Bond
AP Moller - Maersk A/S	791	1,226	6.13%, 07/05/2022	10,000	9,953
Atlas Air Worldwide Holdings Inc	1,952	119	Colombia Government International Bond
Central Japan Railway Co	6,800	1,365	4.50%, 01/28/2026	598	611
FedEx Corp	5,590	1,364
Getlink	23,935	302
Royal Mail PLC	182,706	1,063

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
August 31, 2018

Short Sales Outstanding (continued)
	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			U.S. Treasury (continued)
Mexico Government International Bond			2.75%, 07/31/2023	$2,554	$2,555
3.75%, 01/11/2028	$2,947	$2,803	2.88%, 04/30/2025	27,972	28,101
4.13%, 01/21/2026	1,236	1,226			$131,233
4.15%, 03/28/2027	5,973	5,892	U.S. Treasury Inflation-Indexed Obligations - (0.61)%
5.55%, 01/21/2045	2,365	2,519	0.63%, 04/15/2023	16,112	16,020
Republic of South Africa Government			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
International Bond			OBLIGATIONS (proceeds $243,442)		$243,216
4.30%, 10/12/2028	1,059	932	TOTAL SHORT SALES (proceeds $578,388)		$589,527
4.85%, 09/27/2027	6,480	6,043
5.88%, 06/22/2030	2,118	2,073
		$32,052
Telecommunications - 0.00%
Frontier Communications Corp
10.50%, 09/15/2022	104	91
TOTAL BONDS (proceeds $55,251)		$54,468
	Principal
CONVERTIBLE BONDS - (0.05)%	Amount (000's) Value (000's)
Biotechnology - 0.00%
Illumina Inc
0.00%, 08/15/2023	100	111
Chemicals - 0.00%
RPM International Inc
2.25%, 12/15/2020	25	33
Computers - (0.01)%
Western Digital Corp
1.50%, 02/01/2024	125	120
Internet - (0.03)%
Booking Holdings Inc
0.90%, 09/15/2021	225	262
Liberty Expedia Holdings Inc
1.00%, 06/30/2047	100	101
Q2 Holdings Inc
0.75%, 02/15/2023	50	60
Zendesk Inc
0.25%, 03/15/2023	200	247
		$670
Oil & Gas Services - 0.00%
Oil States International Inc
1.50%, 02/15/2023	75	80
REITs - 0.00%
Starwood Property Trust Inc
4.38%, 04/01/2023	50	50
Semiconductors - 0.00%
NXP Semiconductors NV
1.00%, 12/01/2019	100	108
Software - (0.01)%
Guidewire Software Inc
1.25%, 03/15/2025	150	161
TOTAL CONVERTIBLE BONDS (proceeds $1,275)		$1,333
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (9.23)%	Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) - (3.64)%
3.50%, 10/01/2048	$96,584	95,963
U.S. Treasury - (4.98)%
1.38%, 09/15/2020	3,639	3,549
1.50%, 08/15/2020	10,990	10,755
1.88%, 12/15/2020	3,576	3,514
1.88%, 08/31/2024	3,975	3,777
2.38%, 05/15/2027	7,300	7,041
2.63%, 07/31/2020	32,909	32,904
2.63%, 07/15/2021	2,946	2,940
2.63%, 02/28/2023	36,258	36,097

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
August 31, 2018

COMMON STOCKS - 97.68%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 3.96%			Food - 2.87%
Boeing Co/The	21,912	$7,511	Tesco PLC	2,416,509 $	7,722
L3 Technologies Inc	27,360	5,847	Tingyi Cayman Islands Holding Corp	2,462,000	4,399
Raytheon Co	36,569	7,293	Uni-President Enterprises Corp	3,485,000	8,819
Safran SA	63,649	8,271			$20,940
		$28,922	Healthcare - Products - 1.51%
Agriculture - 2.07%			Danaher Corp	106,682	11,046
Philip Morris International Inc	105,097	8,186	Healthcare - Services - 6.22%
Swedish Match AB	129,043	6,898	Anthem Inc	39,245	10,390
		$15,084	ICON PLC (a)	68,778	10,249
Apparel - 1.07%			Laboratory Corp of America Holdings (a)	54,457	9,414
Kering SA	14,314	7,797	UnitedHealth Group Inc	57,353	15,397
Automobile Manufacturers - 3.29%					$45,450
Suzuki Motor Corp	111,500	7,249	Insurance - 5.81%
Toyota Motor Corp	151,400	9,425	Allstate Corp/The	96,106	9,666
Volvo AB - B Shares	426,633	7,349	Fairfax Financial Holdings Ltd	13,800	7,576
		$24,023	Legal & General Group PLC	1,629,619	5,385
Banks - 9.53%			NN Group NV	137,891	5,920
Comerica Inc	97,741	9,528	Prudential Financial Inc	81,212	7,979
Grupo Financiero Banorte SAB de CV	519,800	3,545	Swiss Life Holding AG (a)	16,298	5,903
JPMorgan Chase & Co	115,946	13,285			$42,429
Lloyds Banking Group PLC	8,611,682	6,634	Internet - 6.02%
Raiffeisen Bank International AG	168,396	4,794	Alphabet Inc - A Shares (a)	15,617	19,237
Regions Financial Corp	377,877	7,353	Amazon.com Inc (a)	5,672	11,416
Swedbank AB	257,747	6,001	Facebook Inc (a)	23,787	4,180
Toronto-Dominion Bank/The	177,600	10,704	VeriSign Inc (a)	57,477	9,117
United Overseas Bank Ltd	394,300	7,771			$43,950
		$69,615	Lodging - 1.46%
Beverages - 3.26%			Extended Stay America Inc	190,853	3,851
Coca-Cola HBC AG (a)	202,776	6,943	Las Vegas Sands Corp	103,939	6,800
Diageo PLC	273,608	9,569			$10,651
Molson Coors Brewing Co	109,685	7,321	Machinery - Construction & Mining - 0.91%
		$23,833	Hitachi Ltd	1,012,000	6,606
Biotechnology - 2.13%			Oil & Gas - 6.01%
Biogen Inc (a)	21,041	7,438	BP PLC	1,488,086	10,597
CSL Ltd	49,705	8,148	Chevron Corp	84,488	10,008
		$15,586	EOG Resources Inc	89,815	10,619
Commercial Services - 1.36%			Marathon Petroleum Corp	66,401	5,464
Aramark	241,799	9,933	Suncor Energy Inc	175,000	7,204
Computers - 3.00%					$43,892
Apple Inc	72,394	16,479	Pharmaceuticals - 5.93%
DXC Technology Co	59,516	5,421	AbbVie Inc	76,958	7,386
		$21,900	Pfizer Inc	328,554	13,642
Distribution & Wholesale - 2.04%			Roche Holding AG	29,880	7,409
KAR Auction Services Inc	124,654	7,815	Teva Pharmaceutical Industries Ltd ADR	331,290	7,590
Mitsubishi Corp	247,300	7,052	Zoetis Inc	80,587	7,301
		$14,867			$43,328
Diversified Financial Services - 1.38%			Real Estate - 1.06%
Mastercard Inc	46,672	10,061	Sun Hung Kai Properties Ltd	522,000	7,751
Electric - 4.29%			REITs - 0.59%
American Electric Power Co Inc	121,861	8,741	Prologis Inc	64,540	4,336
Exelon Corp	182,953	7,997	Retail - 4.41%
Hera SpA	742,703	2,330	Alimentation Couche-Tard Inc	209,200	10,016
NextEra Energy Inc	50,524	8,594	Dick's Sporting Goods Inc	196,908	7,372
Power Grid Corp of India Ltd	1,282,961	3,648	Lowe's Cos Inc	55,130	5,995
		$31,310	Nordstrom Inc	139,785	8,786
Electrical Components & Equipment - 1.28%					$32,169
AMETEK Inc	121,533	9,353	Software - 5.35%
Engineering & Construction - 1.80%			Dassault Systemes SE	40,780	6,618
ACS Actividades de Construccion y Servicios SA	126,843	5,277	Intuit Inc	44,172	9,694
Vinci SA	82,543	7,887	Microsoft Corp	133,887	15,040
		$13,164	Ubisoft Entertainment SA (a)	71,361	7,688
Entertainment - 1.00%					$39,040
GVC Holdings PLC	511,503	7,308	Telecommunications - 2.71%
Environmental Control - 1.69%			Cisco Systems Inc	227,793	10,882
Waste Management Inc	135,594	12,326	Nice Ltd ADR(a)	77,042	8,905
					$19,787

See accompanying notes.

Schedule of Investments Global Opportunities Fund August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)
Toys, Games & Hobbies - 1.59%
Nintendo Co Ltd	32,300	$11,626
Transportation - 2.08%
Norfolk Southern Corp	87,226	15,163
TOTAL COMMON STOCKS		$713,246
INVESTMENT COMPANIES - 1.89%	Shares Held Value (000's)
Money Market Funds - 1.89%
Principal Government Money Market Fund	13,829,354	13,829
1.84%(b),(c)
TOTAL INVESTMENT COMPANIES		$13,829
Total Investments		$727,075
Other Assets and Liabilities - 0.43%		$3,172
TOTAL NET ASSETS - 100.00%		$730,247

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
United States	59.50%
Japan	5.75%
United Kingdom	5.47%
France	5.24%
Canada	4.87%
Sweden	2.78%
Switzerland	2.77%
Israel	2.26%
Ireland	1.40%
Taiwan, Province Of China	1.21%
Australia	1.11%
Hong Kong	1.06%
Singapore	1.06%
Isle of Man	1.00%
Netherlands	0.81%
Spain	0.72%
Austria	0.66%
China	0.60%
India	0.50%
Mexico	0.48%
Italy	0.32%
Other Assets and Liabilities	0.43%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales	August 31, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 1.84%$	— $			300,808	$286,979	$13,829
$	— $			300,808	$286,979	$13,829

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.84%$	109	$	— $		— $	—
	$109	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Small Company Fund
August 31, 2018

COMMON STOCKS - 98.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.43%			Commercial Services (continued)
Stroeer SE & Co KGaA	72,228	$4,286	Transcontinental Inc	137,000	$3,337
Aerospace & Defense - 0.72%					$45,916
CAE Inc	220,000	4,392	Computers - 3.33%
Meggitt PLC	400,591	2,799	Appen Ltd	231,229	2,555
		$7,191	Bechtle AG	50,815	5,292
Agriculture - 0.17%			Computacenter PLC	129,243	2,272
Genus PLC	47,062	1,740	DTS Corp	131,300	5,381
Airlines - 0.68%			S&T AG (a)	204,320	6,020
Air Canada (a)	185,700	3,816	Softcat PLC	162,202	1,788
Wizz Air Holdings Plc (a),(b)	72,041	2,966	Sopra Steria Group	25,234	4,498
		$6,782	Teleperformance	28,446	5,469
Apparel - 1.12%					$33,275
boohoo Group PLC (a)	1,939,409	4,471	Distribution & Wholesale - 0.56%
Puma SE	12,311	6,744	Inchcape PLC	619,070	5,561
		$11,215	Diversified Financial Services - 4.21%
Automobile Manufacturers - 0.77%			Aareal Bank AG	153,312	6,234
NFI Group Inc	196,600	7,727	Anima Holding SpA (b)	233,729	1,086
Automobile Parts & Equipment - 3.86%			Burford Capital Ltd	308,824	7,997
Cie Plastic Omnium SA	146,395	5,805	Euronext NV (b)	92,696	6,099
Daikyonishikawa Corp	161,300	2,002	Mebuki Financial Group Inc	1,542,310	5,466
FCC Co Ltd	189,500	5,876	Mitsubishi UFJ Lease & Finance Co Ltd	699,100	3,931
Georg Fischer AG	6,519	8,533	SBI Holdings Inc/Japan	251,600	6,935
Rheinmetall AG	65,019	7,091	Zenkoku Hosho Co Ltd	106,800	4,328
Toyo Tire & Rubber Co Ltd	276,900	4,540			$42,076
Toyota Boshoku Corp	272,700	4,768	Electric - 1.02%
		$38,615	Hera SpA	1,532,829	4,809
Banks - 2.80%			Iren SpA	2,304,594	5,405
77 Bank Ltd/The	219,600	5,116			$10,214
Israel Discount Bank Ltd	2,041,670	7,135	Electrical Components & Equipment - 0.53%
Mediobanca Banca di Credito Finanziario SpA	387,386	3,607	Signify NV (b)	188,634	5,317
Mizrahi Tefahot Bank Ltd	293,283	5,293	Electronics - 2.14%
Paragon Banking Group PLC	589,445	3,564	CMK Corp	399,500	2,807
Unione di Banche Italiane SpA	892,371	3,289	Eizo Corp	83,100	3,662
		$28,004	Mycronic AB	268,410	2,793
Beverages - 1.74%			Orbotech Ltd (a)	96,605	6,181
Coca-Cola Amatil Ltd	936,473	6,338	SCREEN Holdings Co Ltd	78,700	5,958
Coca-Cola Bottlers Japan Holdings Inc	99,800	2,829			$21,401
Royal Unibrew A/S	95,812	8,257	Engineering & Construction - 3.16%
		$17,424	Badger Daylighting Ltd	89,800	1,996
Biotechnology - 0.67%			Downer EDI Ltd	1,092,943	6,080
Abcam PLC	338,382	6,658	KAWADA TECHNOLOGIES Inc	35,900	1,946
Building Materials - 2.45%			Kyowa Exeo Corp	223,900	6,261
Buzzi Unicem SpA	217,794	4,381	Kyudenko Corp	93,400	3,553
Ibstock PLC (b)	844,878	2,695	Maeda Corp	379,800	4,530
Nichiha Corp	74,500	2,092	Toda Corp	676,000	4,693
Rhi Magnesita NV	45,757	2,925	Yokogawa Bridge Holdings Corp	125,000	2,504
Rockwool International A/S	14,487	6,295			$31,563
Xinyi Glass Holdings Ltd	4,858,000	6,073	Entertainment - 1.94%
		$24,461	GVC Holdings PLC	451,217	6,446
Chemicals - 2.93%			Stars Group Inc/The (a)	264,200	7,503
Denka Co Ltd	176,900	6,053	William Hill PLC	1,638,813	5,476
DIC Corp	80,000	2,839			$19,425
Lintec Corp	94,900	2,593	Food - 2.66%
Showa Denko KK	135,300	6,426	Empire Co Ltd	311,500	5,939
Tokai Carbon Co Ltd	282,200	5,028	J Sainsbury PLC	1,552,930	6,537
Wacker Chemie AG	27,124	3,910	Morinaga Milk Industry Co Ltd	109,200	2,962
Zeon Corp	229,100	2,456	Nichirei Corp	193,000	4,843
		$29,305	SSP Group Plc	704,470	6,344
Commercial Services - 4.59%					$26,625
Colliers International Group Inc	49,400	4,029	Food Service - 0.39%
Hays PLC	2,555,811	6,759	Autogrill SpA	369,706	3,885
Kanamoto Co Ltd	158,800	4,941	Forest Products & Paper - 1.30%
Keywords Studios PLC	136,441	3,527	Smurfit Kappa Group PLC	147,278	6,015
Loomis AB	174,015	5,600	Sumitomo Forestry Co Ltd	434,400	7,016
Nishio Rent All Co Ltd	73,100	2,285			$13,031
Rentokil Initial PLC	1,880,880	7,941	Gas - 0.62%
Sixt SE	34,314	4,408	Rubis SCA	103,994	6,163
Societa Iniziative Autostradali e Servizi SpA	221,600	3,089

See accompanying notes.

Schedule of Investments
International Small Company Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Hand & Machine Tools - 0.36%			Oil & Gas (continued)
Meidensha Corp	1,054,600 $	3,607	Enerplus Corp	619,700	$7,664
Healthcare - Products - 1.63%			Parex Resources Inc (a)	339,167	4,873
Carl Zeiss Meditec AG	82,161	7,273	Premier Oil PLC (a)	2,600,199	4,185
Japan Lifeline Co Ltd	144,200	2,761	Tamarack Valley Energy Ltd (a)	602,100	2,238
Paramount Bed Holdings Co Ltd	49,600	2,280	TORC Oil & Gas Ltd	375,700	2,018
Sartorius Stedim Biotech	31,211	3,959	Whitecap Resources Inc	807,219	4,992
		$16,273			$41,114
Healthcare - Services - 2.24%			Packaging & Containers - 1.46%
ICON PLC (a)	33,679	5,019	DS Smith PLC	1,086,826	6,975
NMC Health PLC	97,499	4,971	Metsa Board OYJ	384,269	3,872
Orpea	58,379	7,909	RPC Group PLC	408,511	3,784
UDG Healthcare PLC	470,005	4,495			$14,631
		$22,394	Pharmaceuticals - 3.22%
Holding Companies - Diversified - 1.23%			Amplifon SpA	394,677	8,501
Melco International Development Ltd	1,775,000	4,730	Clinigen Group Plc	272,806	3,534
Seven Group Holdings Ltd	502,897	7,555	Dechra Pharmaceuticals PLC	100,108	4,059
		$12,285	Nippon Shinyaku Co Ltd	73,300	4,307
Home Builders - 1.76%			Sawai Pharmaceutical Co Ltd	149,000	7,956
Bellway PLC	150,919	5,718	Tsumura & Co	113,300	3,870
Haseko Corp	553,300	7,168			$32,227
Redrow PLC	662,166	4,704	Private Equity - 1.26%
		$17,590	Intermediate Capital Group PLC	593,791	8,095
Home Furnishings - 0.47%			Jafco Co Ltd	121,500	4,525
Maxell Holdings Ltd	293,800	4,737			$12,620
Insurance - 2.16%			Real Estate - 5.38%
ASR Nederland NV	234,121	11,193	ADO Properties SA (b)	65,883	4,233
Beazley PLC	644,412	4,979	CA Immobilien Anlagen AG	102,127	3,750
Direct Line Insurance Group PLC	1,271,883	5,464	Castellum AB	470,742	8,515
		$21,636	Entra ASA (b)	182,131	2,641
Internet - 1.95%			Hemfosa Fastigheter AB	431,835	5,875
Rightmove PLC	1,147,710	7,335	Hysan Development Co Ltd	961,000	4,931
Scout24 AG (b)	109,549	5,666	LEG Immobilien AG	69,211	8,445
Wix.com Ltd (a)	58,027	6,447	Nexity SA	71,042	4,342
		$19,448	Open House Co Ltd	105,100	6,144
			UOL Group Ltd	985,700	4,962
Machinery - Diversified - 3.43%					$53,838
Bucher Industries AG	16,690	5,848
Deutz AG	514,097	4,495	REITs - 6.43%
Ebara Corp	131,700	4,501	Allied Properties Real Estate Investment Trust	109,259	3,650
Juki Corp	236,900	2,783	Canadian Apartment Properties REIT	171,800	6,103
Makino Milling Machine Co Ltd	711,000	6,562	Covivio	62,967	6,586
Sumitomo Heavy Industries Ltd	178,000	5,792	Dream Global Real Estate Investment Trust	288,100	3,232
Toromont Industries Ltd	86,004	4,299	GPT Group/The	1,648,738	6,133
		$34,280	H&R Real Estate Investment Trust	256,000	3,984
			ICADE	52,126	5,085
Metal Fabrication & Hardware - 0.49%			Inmobiliaria Colonial Socimi SA	399,861	4,325
Aurubis AG	66,706	4,905	Kenedix Office Investment Corp	889	5,520
Mining - 2.42%			Mapletree Commercial Trust	5,132,658	6,095
Alumina Ltd	2,031,029	4,203	Mapletree North Asia Commercial Trust	4,479,800	3,786
Detour Gold Corp (a)	404,390	3,303	MCUBS MidCity Investment Corp	4,923	3,729
KAZ Minerals PLC (a)	304,747	1,852	Merlin Properties Socimi SA	438,730	6,118
Kirkland Lake Gold Ltd	341,301	6,379			$64,346
Northern Star Resources Ltd (c)	959,061	4,746	Retail - 4.60%
OceanaGold Corp	1,260,473	3,729	B&M European Value Retail SA	1,410,433	7,557
		$24,212	Citizen Watch Co Ltd	849,500	5,822
Miscellaneous Manufacturers - 2.20%			Conviviality PLC (c),(d)	473,408	—
Aalberts Industries NV	169,147	7,262	JD Sports Fashion PLC	1,086,041	7,164
Hill & Smith Holdings PLC	98,518	1,359	K's Holdings Corp	560,200	6,781
Senior PLC	423,949	1,752	Matsumotokiyoshi Holdings Co Ltd	155,400	5,871
Trelleborg AB	323,893	6,330	Sogo Medical Co Ltd	65,000	1,335
Vesuvius PLC	653,211	5,262	Sushiro Global Holdings Ltd (a)	67,500	3,837
		$21,965	Tsuruha Holdings Inc	27,400	3,127
Office & Business Equipment - 0.51%			Valora Holding AG (a)	15,434	4,475
Konica Minolta Inc	503,400	5,119			$45,969
Oil & Gas - 4.11%			Semiconductors - 1.44%
Aker BP ASA	41,442	1,467	IQE PLC (a)	2,922,231	3,691
Cairn Energy PLC (a)	1,235,455	3,836	Siltronic AG	30,025	4,353
Cosmo Energy Holdings Co Ltd	122,600	4,517	Tower Semiconductor Ltd (a)	125,090	2,727
DCC PLC	58,976	5,324

See accompanying notes.

     Schedule of Investments International Small Company Fund August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)
Semiconductors (continued)
Ulvac Inc	88,300	$3,657
		$14,428
Software - 1.74%
Kinaxis Inc (a)	79,600	6,006
Open Text Corp	127,200	4,989
TIS Inc	132,800	6,397
		$17,392
Telecommunications - 0.63%
Spark New Zealand Ltd	2,390,189	6,312
Transportation - 2.91%
ComfortDelGro Corp Ltd	3,336,900	5,563
National Express Group PLC	984,780	5,063
Sankyu Inc	96,100	5,097
Seino Holdings Co Ltd	331,100	5,067
TFI International Inc	222,700	8,267
		$29,057
TOTAL COMMON STOCKS		$988,245
INVESTMENT COMPANIES - 1.31%	Shares Held Value (000's)
Money Market Funds - 1.31%
Principal Government Money Market Fund	13,052,949	13,053
1.84%(e),(f)
TOTAL INVESTMENT COMPANIES		$13,053
Total Investments	$1,001,298
Other Assets and Liabilities - (0.13)%		$(1,289)
TOTAL NET ASSETS - 100.00%	$1,000,009

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $30,703 or 3.07% of net assets.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $4,746 or 0.47% of net assets.
(d)	The value of these investments was determined using significant unobservable inputs.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(f)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
Japan	26.95%
United Kingdom	16.13%
Canada	11.07%
Germany	7.73%
France	4.98%
Australia	4.12%
Italy	3.81%
Netherlands	2.99%
Sweden	2.91%
Israel	2.78%
Ireland	2.43%
Switzerland	2.18%
United States	2.11%
Singapore	2.04%
Hong Kong	1.57%
Denmark	1.46%
Austria	1.27%
Spain	1.04%
Isle of Man	0.64%
New Zealand	0.63%
United Arab Emirates	0.50%
Norway	0.41%
Finland	0.38%
Other Assets and Liabilities	(0.13)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales	August 31, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 1.84%$	— $			212,376	$199,323	$13,053
$	— $			212,376	$199,323	$13,053

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.84%$	149	$	— $		— $	—
	$149	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

COMMON STOCKS - 82.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.08%			Banks (continued)
Dentsu Inc	300	$14	UBS Group AG (b)	179,970	$2,809
Hakuhodo DY Holdings Inc	2,200	37	US Bancorp (a)	2,386	129
Interpublic Group of Cos Inc/The (a)	9,102	212	Wells Fargo & Co	6,721	393
Omnicom Group Inc	475	33	Western Alliance Bancorp (b)	1,308	75
		$296	Yamaguchi Financial Group Inc	1,500	17
Aerospace & Defense - 3.89%					$20,286
Airbus SE	39,154	4,833	Beverages - 1.62%
Arconic Inc	1,020	23	Carlsberg A/S	2,022	247
Boeing Co/The	4,882	1,673	Coca-Cola Bottlers Japan Holdings Inc	800	23
General Dynamics Corp (a)	17,140	3,315	Coca-Cola Co/The (a)	49,651	2,213
Harris Corp	2,547	414	Constellation Brands Inc (a)	7,113	1,481
Lockheed Martin Corp	601	193	Molson Coors Brewing Co (a)	4,755	317
MTU Aero Engines AG	5,020	1,103	PepsiCo Inc (a)	11,398	1,277
Raytheon Co	602	120			$5,558
TransDigm Group Inc (b)	111	39	Biotechnology - 1.07%
United Technologies Corp	11,759	1,549	Amgen Inc (a)	7,388	1,476
		$13,262	Biogen Inc (a),(b)	2,006	709
Agriculture - 1.28%			Celgene Corp (a),(b)	7,532	711
Altria Group Inc	25,164	1,472	Gilead Sciences Inc	3,726	282
Archer-Daniels-Midland Co (a)	12,359	623	H Lundbeck A/S	8,303	489
Philip Morris International Inc (a)	29,076	2,265			$3,667
		$4,360	Building Materials - 0.04%
Airlines - 0.37%			Rockwool International A/S	76	33
American Airlines Group Inc	664	27	Taiheiyo Cement Corp	3,800	115
ANA Holdings Inc	6,600	228			$148
Japan Airlines Co Ltd (a)	27,300	984	Chemicals - 3.69%
		$1,239	Asahi Kasei Corp	5,900	86
Apparel - 0.65%			Brenntag AG	7,055	425
Adidas AG	3,977	992	CF Industries Holdings Inc (a)	5,144	267
Michael Kors Holdings Ltd (b)	2,720	198	Daicel Corp	10,000	113
Moncler SpA (a)	16,733	757	DowDuPont Inc (a)	2,626	184
NIKE Inc	3,384	278	FMC Corp (a)	2,967	254
		$2,225	Hitachi Chemical Co Ltd	500	10
Automobile Manufacturers - 0.02%			JSR Corp	900	17
Fiat Chrysler Automobiles NV (b)	3,444	58	Koninklijke DSM NV	10,376	1,090
Hino Motors Ltd	1,500	16	Kuraray Co Ltd	1,700	25
		$74	LyondellBasell Industries NV (a)	10,409	1,174
Automobile Parts & Equipment - 0.69%			Mitsubishi Gas Chemical Co Inc	14,300	297
Aisin Seiki Co Ltd	1,300	60	Mitsui Chemicals Inc	5,700	147
BorgWarner Inc	442	19	Nippon Shokubai Co Ltd	400	29
JTEKT Corp	4,000	56	Nitto Denko Corp	500	39
NHK Spring Co Ltd	21,700	229	PPG Industries Inc	7,054	780
NOK Corp	3,800	73	Praxair Inc (a)	6,315	999
Rheinmetall AG	14,678	1,601	Sherwin-Williams Co/The	13,911	6,337
Stanley Electric Co Ltd	2,700	93	Tosoh Corp (a)	22,100	347
Toyota Boshoku Corp	11,800	206			$12,620
		$2,337	Commercial Services - 1.28%
Banks - 5.96%			Automatic Data Processing Inc (a)	10,096	1,482
ABN AMRO Group NV (c)	75,957	2,057	Cintas Corp (a)	229	49
Bank of America Corp (a)	99,333	3,073	FleetCor Technologies Inc (b)	186	40
Capital One Financial Corp	592	59	H&R Block Inc	443	12
Comerica Inc	361	35	Moody's Corp (a)	4,536	808
DNB ASA	99,373	2,020	Persol Holdings Co Ltd	9,500	212
Gunma Bank Ltd/The	11,200	57	Robert Half International Inc (a)	2,698	211
Hachijuni Bank Ltd/The	4,500	20	S&P Global Inc (a)	5,825	1,206
Hiroshima Bank Ltd/The	3,200	22	United Rentals Inc (a),(b)	1,826	285
Huntington Bancshares Inc/OH	2,334	38	Verisk Analytics Inc (b)	360	43
JPMorgan Chase & Co (a)	40,546	4,646			$4,348
Jyske Bank A/S	985	50	Computers - 4.08%
M&T Bank Corp	305	54	Accenture PLC - Class A (a)	13,354	2,258
Morgan Stanley	2,879	141	Apple Inc (a)	19,765	4,499
Nordea Bank AB	206,239	2,229	Check Point Software Technologies Ltd (b)	8,193	952
PNC Financial Services Group Inc/The	982	141	Cognizant Technology Solutions Corp	1,226	96
Regions Financial Corp (a)	66,350	1,291	DXC Technology Co (a)	6,782	618
Skandinaviska Enskilda Banken AB	70,657	754	Fujitsu Ltd	11,000	80
State Street Corp	773	67	Hewlett Packard Enterprise Co	3,133	52
SunTrust Banks Inc	983	72	HP Inc (a)	43,738	1,078
SVB Financial Group (b)	113	37	International Business Machines Corp (a)	13,032	1,909

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers (continued)			Electric (continued)
Itochu Techno-Solutions Corp	16,200	$358	Enel SpA (a)	52,780	$261
NetApp Inc (a)	6,304	547	Evergy Inc	40	2
Nomura Research Institute Ltd	1,500	75	Exelon Corp	2,041	89
Obic Co Ltd	500	47	FirstEnergy Corp (a)	11,187	418
Otsuka Corp	7,600	275	Hera SpA (a)	70,992	223
Perspecta Inc	25,523	594	NRG Energy Inc (a)	7,524	266
SCSK Corp	900	43	Orsted A/S (c)	2,254	143
Seagate Technology PLC (a)	6,770	362	PPL Corp (a)	15,404	458
Western Digital Corp	632	40	RWE AG	61,579	1,562
		$13,883	Southern Co/The (a)	22,291	976
Consumer Products - 0.41%			Terna Rete Elettrica Nazionale SpA	5,935	31
Avery Dennison Corp (a)	2,093	220	Tohoku Electric Power Co Inc	3,300	41
Church & Dwight Co Inc (a)	5,691	322	Tokyo Electric Power Co Holdings Inc (b)	37,700	174
Clorox Co/The (a)	1,305	189	WEC Energy Group Inc (a)	6,953	470
Kimberly-Clark Corp (a)	5,878	679			$8,378
		$1,410	Electrical Components & Equipment - 0.37%
Cosmetics & Personal Care - 1.21%			AMETEK Inc	1,432	110
Beiersdorf AG	3,924	457	Brother Industries Ltd	4,600	94
Colgate-Palmolive Co	18,910	1,256	Emerson Electric Co (a)	13,513	1,037
Estee Lauder Cos Inc/The	791	111			$1,241
Kose Corp	600	110	Electronics - 0.98%
Lion Corp	7,400	156	Amphenol Corp	673	64
Pigeon Corp	800	39	FLIR Systems Inc (a)	3,042	191
Pola Orbis Holdings Inc	10,000	352	Fortive Corp	770	65
Procter & Gamble Co/The (a)	19,790	1,641	Garmin Ltd (a)	4,260	290
Shiseido Co Ltd	200	14	Honeywell International Inc	11,606	1,846
		$4,136	Hoya Corp	1,000	58
Distribution & Wholesale - 0.48%			Ibiden Co Ltd	1,500	22
Canon Marketing Japan Inc	2,200	47	Omron Corp	1,600	72
ITOCHU Corp	9,400	164	TE Connectivity Ltd (a)	7,677	704
Marubeni Corp	46,000	377			$3,312
Mitsubishi Corp	8,000	228	Engineering & Construction - 0.61%
Mitsui & Co Ltd	9,300	155	Fluor Corp	297	17
Sojitz Corp	29,500	103	Jacobs Engineering Group Inc (a)	3,125	227
Sumitomo Corp	3,900	63	Kajima Corp (a)	64,000	460
Toyota Tsusho Corp	1,100	38	Obayashi Corp	47,400	444
WW Grainger Inc (a)	1,238	438	Shimizu Corp	18,700	163
		$1,613	Taisei Corp (a)	16,400	733
Diversified Financial Services - 2.80%					$2,044
Affiliated Managers Group Inc (a)	17,368	2,537	Entertainment - 0.20%
Alliance Data Systems Corp (a)	1,215	290	Genting Singapore Ltd	160,300	125
American Express Co	1,961	208	Oriental Land Co Ltd/Japan	1,200	129
BlackRock Inc (a)	3,826	1,833	Sankyo Co Ltd	300	11
BrightSphere Investment Group PLC	31,024	394	Sega Sammy Holdings Inc	23,800	384
Cboe Global Markets Inc	236	24	Toho Co Ltd/Tokyo	900	28
Charles Schwab Corp/The	2,855	145			$677
CME Group Inc	717	125	Environmental Control - 0.45%
Discover Financial Services	726	57	Pentair PLC (a)	3,865	168
E*TRADE Financial Corp (a),(b)	4,141	244	Republic Services Inc (a)	7,511	551
Franklin Resources Inc (a)	13,121	416	Waste Management Inc (a)	8,981	817
Intercontinental Exchange Inc	1,213	92			$1,536
Invesco Ltd (a)	9,667	233	Food - 0.94%
Mastercard Inc (a)	3,011	649	Conagra Brands Inc (a)	8,693	319
Mebuki Financial Group Inc	18,100	64	Ezaki Glico Co Ltd	300	15
Nasdaq Inc (a)	3,952	377	Hershey Co/The	442	44
ORIX Corp	4,000	64	Kellogg Co (a)	1,529	110
Raymond James Financial Inc	308	29	Kraft Heinz Co/The	15,208	886
T Rowe Price Group Inc (a)	5,822	675	Kroger Co/The (a)	17,491	551
Visa Inc	7,270	1,068	MEIJI Holdings Co Ltd	500	33
		$9,524	Mondelez International Inc	3,099	132
Electric - 2.47%			NH Foods Ltd	1,700	62
A2A SpA (a)	291,241	501	Sysco Corp (a)	11,978	896
AES Corp/VA	1,399	19	Toyo Suisan Kaisha Ltd	3,900	144
American Electric Power Co Inc	1,041	75	Tyson Foods Inc	773	49
Chubu Electric Power Co Inc	3,400	49			$3,241
CMS Energy Corp	6,086	300	Food Service - 0.06%
Dominion Energy Inc	1,382	98	Autogrill SpA (a)	17,890	188
DTE Energy Co	384	43
E.ON SE	204,139	2,179

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Forest Products & Paper - 0.16%			Insurance (continued)
International Paper Co (a)	9,808	$501	XL Group Ltd (a)	3,415	$196
Oji Holdings Corp	5,000	34			$10,590
		$535	Internet - 1.66%
Gas - 0.08%			Alphabet Inc - A Shares (a),(b)	651	802
Italgas SpA	2,280	12	Amazon.com Inc (b)	587	1,182
Osaka Gas Co Ltd	4,100	76	Booking Holdings Inc (a),(b)	1,159	2,262
Snam SpA	12,668	52	CyberAgent Inc	1,800	102
Tokyo Gas Co Ltd	6,500	154	eBay Inc (b)	10,148	351
		$294	F5 Networks Inc (a),(b)	1,406	266
Hand & Machine Tools - 0.56%			Imperva Inc (b)	10,537	497
Fuji Electric Co Ltd	13,000	105	Start Today Co Ltd (a)	3,700	127
Sandvik AB	89,578	1,568	VeriSign Inc (a),(b)	288	46
Snap-on Inc (a)	1,346	238			$5,635
		$1,911	Investment Companies - 0.26%
Healthcare - Products - 5.26%			Investor AB	19,932	900
Abbott Laboratories	62,846	4,201	Iron & Steel - 0.10%
Asahi Intecc Co Ltd	400	15	JFE Holdings Inc (a)	14,700	321
Becton Dickinson and Co	19,766	5,176	Nucor Corp	673	42
Boston Scientific Corp (a),(b)	84,284	2,997			$363
Coloplast A/S	1,309	140	Leisure Products & Services - 0.04%
Danaher Corp	1,479	153	Harley-Davidson Inc (a)	3,670	156
DiaSorin SpA (a)	1,538	168	Lodging - 0.14%
GN Store Nord A/S	17,521	911	Hilton Worldwide Holdings Inc (a)	4,834	375
Koninklijke Philips NV	63,662	2,845	Marriott International Inc/MD	747	94
Medtronic PLC (a)	10,730	1,034			$469
ResMed Inc	671	75	Machinery - Construction & Mining - 1.25%
Shimadzu Corp	3,100	92	ABB Ltd	79,498	1,872
Stryker Corp	790	134	Caterpillar Inc (a)	7,816	1,085
William Demant Holding A/S (b)	289	12	Epiroc AB (b)	87,503	909
		$17,953	Hitachi Ltd (a)	55,000	359
Healthcare - Services - 3.12%					$4,225
Aetna Inc (a)	7,528	1,508	Machinery - Diversified - 0.47%
Anthem Inc (a)	5,409	1,432	Amada Holdings Co Ltd	12,600	135
Centene Corp (a),(b)	4,522	662	Deere & Co	683	98
Cigna Corp (a)	5,769	1,086	Hexagon AB	12,538	744
DaVita Inc (b)	361	25	Rockwell Automation Inc (a)	2,100	380
Envision Healthcare Corp (a),(b)	2,793	127	Roper Technologies Inc	219	65
HCA Healthcare Inc (a)	5,609	752	Sumitomo Heavy Industries Ltd	3,800	124
Humana Inc	2,797	932	THK Co Ltd	1,600	43
Laboratory Corp of America Holdings (a),(b)	2,354	407			$1,589
Quest Diagnostics Inc	287	32
UnitedHealth Group Inc (a)	6,496	1,744	Media - 1.77%
Universal Health Services Inc (a)	14,691	1,912	CBS Corp	3,422	181
		$10,619	Comcast Corp - Class A (a)	10,378	384
			DISH Network Corp (a),(b)	10,552	373
Home Builders - 0.66%			News Corp - A Shares (a)	12,767	167
DR Horton Inc (a)	36,711	1,634	Tokyo Broadcasting System Holdings Inc	5,600	118
Haseko Corp (a)	39,000	505	Twenty-First Century Fox Inc - A Shares (a)	40,820	1,853
Lennar Corp - A Shares	696	36	Viacom Inc - B Shares	853	25
Sekisui Chemical Co Ltd	5,200	90	Walt Disney Co/The	11,254	1,261
		$2,265	World Wrestling Entertainment Inc (a)	19,263	1,684
Home Furnishings - 0.05%					$6,046
Hoshizaki Corp	200	19	Metal Fabrication & Hardware - 0.01%
Whirlpool Corp (a)	1,433	179	Maruichi Steel Tube Ltd	500	15
		$198	MISUMI Group Inc	700	18
Insurance - 3.13%					$33
Aflac Inc	1,627	75	Mining - 0.15%
Allianz SE	13,033	2,778	Freeport-McMoRan Inc (a)	35,180	494
Arthur J Gallagher & Co (a)	4,200	303
Berkshire Hathaway Inc - Class B (a),(b)	27,715	5,785	Miscellaneous Manufacturers - 2.07%
Lincoln National Corp	108	7	3M Co	4,834	1,019
Loews Corp (a)	4,639	233	Alfa Laval AB	39,428	1,057
Marsh & McLennan Cos Inc	1,070	91	AO Smith Corp	40	2
Progressive Corp/The (a)	12,519	845	Dover Corp (a)	3,255	279
Prudential Financial Inc	882	87	Eaton Corp PLC	915	76
Torchmark Corp	1,125	99	General Electric Co	18,372	238
Travelers Cos Inc/The	566	74	Illinois Tool Works Inc (a)	5,800	805
Unum Group	462	17	Nikon Corp	6,200	119
			Parker-Hannifin Corp (a)	3,005	528
			Siemens AG	22,116	2,871

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)			REITs - 0.30%
Textron Inc (a)	565	$39	Alexandria Real Estate Equities Inc	219	$28
		$7,033	AvalonBay Communities Inc	292	54
Office & Business Equipment - 0.05%			Equity Residential (a)	802	54
Xerox Corp (a)	5,621	157	Extra Space Storage Inc	266	25
Oil & Gas - 5.20%			Host Hotels & Resorts Inc	1,403	30
Andeavor	2,603	398	Mid-America Apartment Communities Inc	241	25
BP PLC ADR	8,850	379	Public Storage	367	78
Chevron Corp	20,035	2,373	Realty Income Corp	613	36
ConocoPhillips (a)	29,535	2,169	UDR Inc	565	23
Devon Energy Corp (a)	10,334	444	Ventas Inc (a)	772	46
Eni SpA (a)	44,859	832	Welltower Inc (a)	806	54
Exxon Mobil Corp (a)	35,920	2,880	Weyerhaeuser Co (a)	14,671	509
Hess Corp (a)	7,485	504			$962
HollyFrontier Corp (a)	3,886	290	Retail - 4.85%
Idemitsu Kosan Co Ltd	14,700	742	Advance Auto Parts Inc (a)	1,748	287
Inpex Corp	55,600	608	AutoZone Inc (b)	410	314
JXTG Holdings Inc (a)	164,500	1,158	Best Buy Co Inc	1,256	100
Marathon Oil Corp (a)	19,851	427	BJ's Wholesale Club Holdings Inc (b)	20,008	590
Marathon Petroleum Corp (a)	8,606	708	CarMax Inc (a),(b)	13,719	1,071
Occidental Petroleum Corp	2,504	200	Citizen Watch Co Ltd	9,900	68
PBF Energy Inc (a)	20,136	1,045	Copart Inc (b)	518	33
Phillips 66 (a)	11,924	1,413	Cosmos Pharmaceutical Corp	200	42
Pioneer Natural Resources Co	4,662	814	Costco Wholesale Corp	927	216
Royal Dutch Shell PLC ADR	5,656	369	Darden Restaurants Inc (a)	2,722	316
		$17,753	Dollar General Corp	2,192	236
Oil & Gas Services - 0.44%			Foot Locker Inc	1,938	96
Schlumberger Ltd	10,683	675	Genuine Parts Co (a)	3,234	323
TechnipFMC PLC (a)	26,937	825	Home Depot Inc/The (a)	12,911	2,592
		$1,500	Izumi Co Ltd	500	30
Packaging & Containers - 0.38%			Kohl's Corp (a)	3,964	314
Gerresheimer AG	11,076	926	Lowe's Cos Inc (a)	17,430	1,896
Packaging Corp of America	200	22	Macy's Inc (a)	695	25
Sealed Air Corp (a)	644	26	Matsumotokiyoshi Holdings Co Ltd	9,100	344
WestRock Co (a)	5,621	309	McDonald's Corp (a)	16,514	2,679
		$1,283	McDonald's Holdings Co Japan Ltd	200	9
			O'Reilly Automotive Inc (b)	171	57
Pharmaceuticals - 3.51%			Ross Stores Inc	4,214	404
AbbVie Inc	13,991	1,343	Ryohin Keikaku Co Ltd	300	89
Alfresa Holdings Corp	15,200	381	Shimamura Co Ltd	700	65
AmerisourceBergen Corp	1,937	174	Starbucks Corp (a)	2,293	123
Astellas Pharma Inc (a)	46,500	788	Sugi Holdings Co Ltd	1,300	64
Bristol-Myers Squibb Co	3,449	209	Sundrug Co Ltd	800	29
Cardinal Health Inc (a)	7,169	374	Tapestry Inc	771	39
CVS Health Corp (a)	9,217	693	Target Corp (a)	1,883	165
Daiichi Sankyo Co Ltd	3,300	129	Tiffany & Co (a)	738	91
Eisai Co Ltd	1,500	136	TJX Cos Inc/The (a)	3,610	397
Eli Lilly & Co	2,270	240	Ulta Beauty Inc (b)	127	33
Express Scripts Holding Co (a),(b)	2,874	253	Walgreens Boots Alliance Inc	12,596	864
Johnson & Johnson	12,844	1,730	Walmart Inc	24,829	2,380
Kobayashi Pharmaceutical Co Ltd	1,000	72	Welcia Holdings Co Ltd	900	42
McKesson Corp	3,441	443	Yum! Brands Inc	697	61
Medipal Holdings Corp	9,600	194			$16,484
Merck & Co Inc (a)	8,123	557
Mitsubishi Tanabe Pharma Corp (a)	9,400	157	Savings & Loans - 0.00%
Nektar Therapeutics (a),(b)	3,800	253	People's United Financial Inc	722	13
Nippon Shinyaku Co Ltd	3,000	176	Semiconductors - 3.15%
Novo Nordisk A/S	11,253	554	Analog Devices Inc (a)	14,662	1,450
Ono Pharmaceutical Co Ltd	1,400	37	ASML Holding NV	3,577	731
Pfizer Inc (a)	12,392	514	Infineon Technologies AG	29,265	744
Roche Holding AG	9,036	2,240	Intel Corp (a)	28,142	1,363
Shionogi & Co Ltd	1,200	70	KLA-Tencor Corp	3,355	390
Sumitomo Dainippon Pharma Co Ltd (a)	4,400	94	Lam Research Corp (a)	3,675	636
Suzuken Co Ltd/Aichi Japan	1,800	82	Micron Technology Inc (a),(b)	30,734	1,614
Taisho Pharmaceutical Holdings Co Ltd	200	22	QUALCOMM Inc (a)	3,183	219
Zoetis Inc	1,019	92	STMicroelectronics NV (a)	73,550	1,518
		$12,007	Texas Instruments Inc (a)	18,991	2,135
					$10,800

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a)	Security or a portion of the security was pledged as collateral for short sales.
Software - 3.13%			At the end of the period, the value of these securities totaled $110,337 or
Adobe Systems Inc (b)	708	$187	32.40% of net assets.
Akamai Technologies Inc (b)	356	27	(b) Non-income producing security
Broadridge Financial Solutions Inc (a)	2,563	346	(c)	Security exempt from registration under Rule 144A of the Securities Act of
CA Inc (a)	9,311	408	1933. These securities may be resold in transactions exempt from registration,
Citrix Systems Inc (a),(b)	3,135	357	normally to qualified institutional buyers. At the end of the period, the value of
Fiserv Inc (b)	858	69	these securities totaled $2,200 or 1.05% of net assets.
GungHo Online Entertainment Inc	40,700	87	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Intuit Inc (a)	5,874	1,289	Investment Company Act of 1940) or an affiliate as defined by the Investment
Microsoft Corp	16,228	1,823	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Mixi Inc	1,100	27	voting shares of the security). Please see affiliated sub-schedule for
MSCI Inc (a)	540	97	transactional information.
Nexon Co Ltd (b)	14,600	183	(e) Current yield shown is as of period end.
Oracle Corp (a)	27,375	1,330	(f)	Security or a portion of the security was pledged to cover margin requirements
Oracle Corp Japan	3,000	251	for swap and/or swaption contracts. At the end of the period, the value of these
Paychex Inc (a)	8,534	625	securities totaled $14,257 or 4.19% of net assets.
SAP SE	24,755	2,972	(g) Rate shown is the discount rate of the original purchase.
Square Enix Holdings Co Ltd	13,500	615
		$10,693	Portfolio Summary (unaudited)
Telecommunications - 1.78%			Sector	Percent
CenturyLink Inc (a)	23,182	495	Investment Companies	22.22%
Cisco Systems Inc	43,926	2,098	Consumer, Non-cyclical	19.72%
Hikari Tsushin Inc	500	95	Industrial	14.03%
Motorola Solutions Inc (a)	2,414	310	Financial	12.45%
Nippon Telegraph & Telephone Corp (a)	13,200	587	Technology	10.41%
VEON Ltd ADR	95,319	277	Consumer, Cyclical	8.76%
Verizon Communications Inc (a)	39,791	2,164	Energy	5.65%
		$6,026	Communications	5.29%
Textiles - 0.01%			Basic Materials	4.10%
Mohawk Industries Inc (b)	157	30	Government	3.51%
Toys, Games & Hobbies - 0.15%			Utilities	2.55%
Bandai Namco Holdings Inc (a)	12,800	496	Investments Sold Short	(38.86)%
Transportation - 2.95%			Other Assets and Liabilities	30.17%
CH Robinson Worldwide Inc	293	28	TOTAL NET ASSETS	100.00%
CSX Corp (a)	22,147	1,643
DSV A/S	2,045	192
Expeditors International of Washington Inc (a)	4,189	307
FedEx Corp (a)	13,977	3,409
Kamigumi Co Ltd	13,000	264
Kansas City Southern (a)	8,644	1,002
Kyushu Railway Co	4,600	138
Nippon Express Co Ltd (a)	3,000	188
Norfolk Southern Corp	1,784	310
Old Dominion Freight Line Inc (a)	9,870	1,504
SG Holdings Co Ltd	500	12
Union Pacific Corp	3,128	471
United Parcel Service Inc (a)	4,041	497
West Japan Railway Co	500	34
		$9,999
TOTAL COMMON STOCKS		$281,114
INVESTMENT COMPANIES - 22.25%	Shares Held Value (000's)
Money Market Funds - 22.25%
Principal Government Money Market Fund	75,765,021	75,765
1.84%(d),(e),(f)
TOTAL INVESTMENT COMPANIES		$75,765
PREFERRED STOCKS - 0.39%	Shares Held Value (000's)
Automobile Manufacturers - 0.39%
Volkswagen AG 3.96%	8,032	$1,313
TOTAL PREFERRED STOCKS		$1,313
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 3.51%	Amount (000's) Value (000's)
U.S. Treasury Bill - 3.51%
1.99%, 10/25/2018(g)	$12,000	$11,967
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$11,967
Total Investments		$370,159
Other Assets and Liabilities - (8.69)%		$(29,584)
TOTAL NET ASSETS - 100.00%		$340,575

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Affiliated Securities	August 31, 2017			Purchases		Sales	August 31, 2018
		Value		Cost		Proceeds	Value
Principal Government Money Market Fund 1.84%$		— $			294,869	$219,104		$75,765
	$	— $			294,869	$219,104		$75,765

		Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income			on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 1.84%$		855	$	— $		— $		—
		$855	$	— $		— $		—
Amounts in thousands

Futures Contracts

Description and Expiration Date		Type		Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
AEX Index; September 2018		Short		17		$2,203 $		11
AEX Index; September 2018		Long		5		648		(4)
CAC40 Index; September 2018		Long		26		1,631		(5)
CAC40 Index; September 2018		Short		102		6,400		20
DAX Index; September 2018		Short		15		5,375		104
DAX Index; September 2018		Long		3		1,075		(41)
DJ Euro Stoxx 50; September 2018		Short		490		19,276		437
FTSE/MIB Index; September 2018		Long		1		118		(11)
FTSE100 Index; September 2018		Long		22		2,117		(66)
FTSE100 Index; September 2018		Short		39		3,754		92
IBEX 35 Index; September 2018		Long		3		327		(5)
Japan Topix Index; September 2018		Long		20		3,120		(71)
MSCI Singapore Index; September 2018		Short		2		53		1
OMXS30 Index; September 2018		Long		27		489		13
OMXS30 Index; September 2018		Short		131		2,374		(70)
S&P 500 Emini; September 2018		Long		157		22,782		931
S&P/TSX 60 Index; September 2018		Long		8		1,183		12
SPI 200 Index; September 2018		Long		9		1,020		39
Total						$		1,387

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept				Currency to Deliver	Asset	Liability
Citigroup Inc	09/19/2018			$263	AUD	359	$5	$—
Citigroup Inc	09/19/2018	AUD		617 $		468	—	(24)
Citigroup Inc	09/19/2018			$345	GBP	267	—	(2)
Citigroup Inc	09/19/2018	GBP		907 $		1,218	—	(42)
Citigroup Inc	09/19/2018			$312	GBP	238	3	—
Citigroup Inc	09/19/2018	CAD		818 $		633	—	(6)
Citigroup Inc	09/19/2018			$248	CAD	321	2	—
Citigroup Inc	09/19/2018			$112	CAD	147	—	—
Citigroup Inc	09/19/2018	DKK		2,471 $		384	1	—
Citigroup Inc	09/19/2018			$141	DKK	905	—	—
Citigroup Inc	09/19/2018	DKK		454 $		71	—	—
Citigroup Inc	09/19/2018			$318	DKK	2,020	3	—
Citigroup Inc	09/19/2018			$1,302	EUR	1,112	10	—
Citigroup Inc	09/19/2018			$335	EUR	290	—	(1)
Citigroup Inc	09/19/2018	EUR		67 $		76	1	—
Citigroup Inc	09/19/2018	EUR		2,072 $		2,441	—	(33)
Citigroup Inc	09/19/2018	HKD		2,036 $		260	—	(1)
Citigroup Inc	09/19/2018			$259	HKD	2,036	—	—
Citigroup Inc	09/19/2018	JPY		205,095 $		1,880	—	(32)
Citigroup Inc	09/19/2018	JPY		33,983 $		305	1	—
Citigroup Inc	09/19/2018			$1,089	JPY	121,107	—	(2)
Citigroup Inc	09/19/2018			$690	JPY	75,975	6	—
Citigroup Inc	09/19/2018	NZD		21 $		15	—	(1)
Citigroup Inc	09/19/2018			$11	NZD	17	—	—
Citigroup Inc	09/19/2018	NOK		416 $		52	—	(2)
Citigroup Inc	09/19/2018			$44	NOK	369	—	—
Citigroup Inc	09/19/2018	SGD		211 $		157	—	(3)
Citigroup Inc	09/19/2018			$155	SGD	211	1	—
Citigroup Inc	09/19/2018			$13	SEK	116	—	—
Citigroup Inc	09/19/2018	SEK		1,632 $		188	—	(9)
Citigroup Inc	09/19/2018			$91	SEK	819	1	—
Citigroup Inc	09/19/2018	CHF		553 $		565	7	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver			Asset	Liability
Citigroup Inc	09/19/2018		$278	CHF	272	$	— $	(3)
Citigroup Inc	09/19/2018		$41	CHF	40		—	—
Citigroup Inc	09/20/2018	ILS	4		$1		—	—
Citigroup Inc	09/20/2018	ILS	126		$36		—	(1)
Citigroup Inc	09/20/2018		$27	ILS	96		—	—
Citigroup Inc	09/20/2018		$1	ILS	5		—	—
Citigroup Inc	12/19/2018	AUD	301		$220		—	(4)
Citigroup Inc	12/19/2018	GBP	134		$175		—	(1)
Citigroup Inc	12/19/2018	GBP	267		$346		2	—
Citigroup Inc	12/19/2018	CAD	117		$90		—	—
Citigroup Inc	12/19/2018	CAD	292		$225		—	(1)
Citigroup Inc	12/19/2018	DKK	651		$102		—	—
Citigroup Inc	12/19/2018		$385	DKK	2,460		—	(1)
Citigroup Inc	12/19/2018		$9	DKK	56		—	—
Citigroup Inc	12/19/2018		$41	EUR	35		—	—
Citigroup Inc	12/19/2018		$82	EUR	69		1	—
Citigroup Inc	12/19/2018	EUR	280		$327		1	—
Citigroup Inc	12/19/2018	EUR	565		$665		—	(4)
Citigroup Inc	12/19/2018	HKD	1,650		$211		—	—
Citigroup Inc	12/19/2018	ILS	86		$24		—	—
Citigroup Inc	12/19/2018	JPY	20,998		$192		—	(1)
Citigroup Inc	12/19/2018		$118	JPY	13,014		—	—
Citigroup Inc	12/19/2018	JPY	104,991		$950		2	—
Citigroup Inc	12/19/2018	NZD	14		$9		—	—
Citigroup Inc	12/19/2018	NOK	328		$39		—	—
Citigroup Inc	12/19/2018	SGD	170		$125		—	(1)
Citigroup Inc	12/19/2018		$9	SGD	12		—	—
Citigroup Inc	12/19/2018	SEK	580		$64		—	—
Citigroup Inc	12/19/2018	SEK	116		$13		—	—
Citigroup Inc	12/19/2018	CHF	40		$42		—	—
Citigroup Inc	12/19/2018	CHF	201		$207		2	—
JP Morgan Chase	09/19/2018		$395	AUD	539		9	—
JP Morgan Chase	09/19/2018	AUD	926		$701		—	(36)
JP Morgan Chase	09/19/2018		$467	GBP	357		4	—
JP Morgan Chase	09/19/2018		$517	GBP	401		—	(3)
JP Morgan Chase	09/19/2018	GBP	1,360		$1,826		—	(62)
JP Morgan Chase	09/19/2018	CAD	1,227		$950		—	(9)
JP Morgan Chase	09/19/2018		$168	CAD	220		—	(1)
JP Morgan Chase	09/19/2018		$371	CAD	482		2	—
JP Morgan Chase	09/19/2018	DKK	3,707		$576		2	—
JP Morgan Chase	09/19/2018		$211	DKK	1,358		—	(1)
JP Morgan Chase	09/19/2018	DKK	680		$106		—	—
JP Morgan Chase	09/19/2018		$477	DKK	3,029		5	—
JP Morgan Chase	09/19/2018	EUR	100		$115		1	—
JP Morgan Chase	09/19/2018		$503	EUR	434		—	(2)
JP Morgan Chase	09/19/2018	EUR	3,108		$3,661		—	(50)
JP Morgan Chase	09/19/2018		$1,954	EUR	1,668		17	—
JP Morgan Chase	09/19/2018	HKD	3,053		$390		—	(1)
JP Morgan Chase	09/19/2018		$389	HKD	3,053		—	—
JP Morgan Chase	09/19/2018	JPY	50,974		$457		2	—
JP Morgan Chase	09/19/2018		$1,692	JPY	188,127		—	(3)
JP Morgan Chase	09/19/2018	JPY	307,643		$2,820		—	(48)
JP Morgan Chase	09/19/2018		$976	JPY	107,495		8	—
JP Morgan Chase	09/19/2018	NZD	32		$22		—	(1)
JP Morgan Chase	09/19/2018		$17	NZD	25		—	—
JP Morgan Chase	09/19/2018		$67	NOK	553		1	—
JP Morgan Chase	09/19/2018	NOK	623		$77		—	(3)
JP Morgan Chase	09/19/2018	SGD	317		$236		—	(5)
JP Morgan Chase	09/19/2018		$233	SGD	317		2	—
JP Morgan Chase	09/19/2018		$19	SEK	174		—	—
JP Morgan Chase	09/19/2018		$137	SEK	1,229		2	—
JP Morgan Chase	09/19/2018	SEK	2,447		$282		—	(15)
JP Morgan Chase	09/19/2018		$62	CHF	60		—	—
JP Morgan Chase	09/19/2018		$418	CHF	408		—	(4)
JP Morgan Chase	09/19/2018	CHF	830		$847		10	—
JP Morgan Chase	09/20/2018		$40	ILS	143		—	—
JP Morgan Chase	09/20/2018	ILS	6		$2		—	—
JP Morgan Chase	09/20/2018		$2	ILS	8		—	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Currency to Accept		Currency to Deliver				Asset	Liability
JP Morgan Chase		09/20/2018	ILS	188			$53	$	— $	(1)
JP Morgan Chase		12/19/2018	AUD	451			$330		—	(5)
JP Morgan Chase		12/19/2018	GBP	401			$519		3	—
JP Morgan Chase		12/19/2018	GBP	201			$262		—	(1)
JP Morgan Chase		12/19/2018	CAD	438			$338		—	(2)
JP Morgan Chase		12/19/2018	CAD	175			$135		—	—
JP Morgan Chase		12/19/2018	DKK	977			$152		1	—
JP Morgan Chase		12/19/2018		$578		DKK	3,689		—	(2)
JP Morgan Chase		12/19/2018		$13		DKK	85		—	—
JP Morgan Chase		12/19/2018		$61		EUR	52		—	—
JP Morgan Chase		12/19/2018		$123		EUR	104		1	—
JP Morgan Chase		12/19/2018	EUR	848			$998		—	(6)
JP Morgan Chase		12/19/2018	EUR	421			$490		2	—
JP Morgan Chase		12/19/2018	HKD	2,474			$316		—	—
JP Morgan Chase		12/19/2018	ILS	130			$36		—	—
JP Morgan Chase		12/19/2018	JPY	31,497			$287		—	(1)
JP Morgan Chase		12/19/2018	JPY	157,487			$1,426		3	—
JP Morgan Chase		12/19/2018		$177		JPY	19,520		—	—
JP Morgan Chase		12/19/2018	NZD	20			$13		—	—
JP Morgan Chase		12/19/2018	NOK	492			$59		—	—
JP Morgan Chase		12/19/2018		$13		SGD	18		—	—
JP Morgan Chase		12/19/2018	SGD	256			$188		—	(1)
JP Morgan Chase		12/19/2018	SEK	174			$19		—	—
JP Morgan Chase		12/19/2018	SEK	870			$96		—	—
JP Morgan Chase		12/19/2018	CHF	60			$63		—	—
JP Morgan Chase		12/19/2018	CHF	301			$311		3	—
Morgan Stanley & Co		09/19/2018	EUR	604			$709		—	(7)
Morgan Stanley & Co		09/19/2018		$6,131		EUR	5,240		43	—
Morgan Stanley & Co		09/19/2018	EUR	110			$128		—	—
Morgan Stanley & Co		09/19/2018	SEK	4,174			$476		—	(19)
Morgan Stanley & Co		09/19/2018		$256		SEK	2,263		8	—
Morgan Stanley & Co		05/15/2019		$311		GBP	237		—	—
Morgan Stanley & Co		05/15/2019	GBP	126			$167		—	(2)
Morgan Stanley & Co		05/15/2019		$309		GBP	230		7	—
Morgan Stanley & Co		05/15/2019	GBP	209			$268		6	—
Morgan Stanley & Co		05/15/2019	DKK	13,114			$2,127		—	(38)
Morgan Stanley & Co		05/15/2019		$2,177		DKK	13,114		88	—
Morgan Stanley & Co		05/15/2019		$10,767		EUR	9,140		—	(69)
Morgan Stanley & Co		05/15/2019	EUR	521			$618		—	—
Morgan Stanley & Co		05/15/2019	EUR	29,674			$35,841		—	(659)
Morgan Stanley & Co		05/15/2019		$59,212		EUR	48,059		2,233	—
Morgan Stanley & Co		05/15/2019	NOK	31,202			$3,942		—	(179)
Morgan Stanley & Co		05/15/2019		$6,340		NOK	50,268		277	—
Morgan Stanley & Co		05/15/2019	NOK	2,028			$245		—	—
Morgan Stanley & Co		05/15/2019		$1,225		SEK	11,026		—	(8)
Morgan Stanley & Co		05/15/2019		$17,887		SEK	151,657		934	—
Morgan Stanley & Co		05/15/2019	SEK	7,923			$886		—	—
Morgan Stanley & Co		05/15/2019	SEK	81,636			$9,531		—	(406)
Morgan Stanley & Co		05/15/2019		$18,666		CHF	17,998		—	(368)
Morgan Stanley & Co		05/15/2019		$6,459		CHF	6,048		64	—
Morgan Stanley & Co		05/15/2019	CHF	17,330			$18,038		290	—
Total									$4,077	$(2,193)
Amounts in thousands.

Total Return Equity Basket Swaps

								Upfront	Value and Unrealized
				Payment			Notional	Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives		Frequency	Expiration Date		Amount	(Receipts)	Asset	Liability
Deutsche Bank AG(a)	Floating rate based on	Total return on a custom basket of		Monthly	05/05/2022		$ 117,660 $	— $	— $	(1,393)
	1 day OBFR plus/less	long and short securities traded in
	spread	USD
Morgan Stanley &	Floating rate based on 1	Total return on a custom basket of		Monthly	05/06/2019		4,095	—	—	(500)
Co(b)	week STIBO plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of		Monthly	05/06/2019		1,935	—	175	—
	week NIBOR plus/less	long and short securities traded in
	spread	NOK

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment		Notional		Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount	(Receipts)		Asset Liability
Morgan Stanley &	Floating rate based on	Total return on a custom basket of	Monthly	12/17/2018	$27,996	$	— $	297	$—
Co(c)	1 day EONIA plus/less	long and short securities traded in		- 12/17/2019
	spread	EUR
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	09/16/2019	—		—	—	(4)
	1 day FEDEF plus/less	long and short securities traded in
	spread	USD
Morgan Stanley &	Floating rate based on	Total return on a custom basket of	Monthly	10/09/2018	8,741		—	—	(116)
Co(d)	1 day SONIA plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	05/07/2019	1,073		—	64	—
	1 day HONIX plus/less	long and short securities traded in
	spread	HKD
Morgan Stanley &	Floating rate based on	Total return on a custom basket of	Monthly	08/06/2019	6,034		—	445	—
Co(e)	1 day DISC plus/less	long and short securities traded in
	spread	CAD
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	05/06/2019	1,719		—	—	(96)
	1 day RBACR plus/less	long and short securities traded in
	spread	AUD
Morgan Stanley & Co(f)Floating rate based on 1		Total return on a custom basket of	Monthly	08/06/2019	4,240		—	150	—
	day TOIS plus/less spreadlong and short securities traded in
		CHF
Morgan Stanley &	Floating rate based on	Total return on a custom basket of	Monthly	05/07/2019	10,164		—	—	(301)
Co(g)	1 day SONIA plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley &	Floating rate based on	Total return on a custom basket of	Monthly	05/06/2019	25,949		—	711	—
Co(h)	1 day EONIA plus/less	long and short securities traded in
	spread	EUR
Total					$ 209,606 $		— $	1,842	$(2,410)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities MAQDBUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Kraft Heinz Co/The	(21,174	) $	(1,234)	(1.05)%
Apple Inc	5,360		1,220	1.04%
Biogen Inc	3,305		1,168	0.99%
Walmart Inc	11,114		1,065	0.91%
Raytheon Co	5,293		1,056	0.90%
Charter Communications Inc	(3,225)		(1,001)	(0.85)%
Amazon.com Inc	495		996	0.85%
Uniti Group Inc	(47,766)		(994)	(0.85)%
ConocoPhillips	13,285		976	0.83%
LyondellBasell Industries NV	8,305		937	0.80%
Microsoft Corp	8,171		918	0.78%
CenturyLink Inc	(42,556)		(909)	(0.77)%
American Airlines Group Inc	(22,272)		(902)	(0.77)%
Albemarle Corp	(9,023)		(862)	(0.73)%
Celgene Corp	8,892		840	0.71%
Adobe Systems Inc	3,102		817	0.70%
Wabtec Corp/DE	(7,445)		(806)	(0.69)%
Post Holdings Inc	(8,107)		(788)	(0.67)%
TJX Cos Inc/The	7,147		786	0.67%
Texas Instruments Inc	6,859		771	0.66%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	August 31, 2018

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
VEREIT Inc	(98,221)		(768)	(0.65)%
Baxter International Inc	10,302		766	0.65%
FirstEnergy Corp	(19,826)		(741)	(0.63)%
ABIOMED Inc	1,801		732	0.62%
PPL Corp	(24,413)		(726)	(0.62)%
International Business Machines Corp	4,726		692	0.59%
Macquarie Infrastructure Corp	(14,648)		(689)	(0.59)%
Gilead Sciences Inc	9,074		687	0.59%
Vertex Pharmaceuticals Inc	3,675		678	0.58%
TransDigm Group Inc	(1,932)		(676)	(0.58)%
Micron Technology Inc	12,734		669	0.57%
Intel Corp	13,681		663	0.56%
Conduent Inc	(27,504)		(638)	(0.54)%
Skyworks Solutions Inc	6,952		635	0.54%
Allstate Corp/The	6,287		632	0.54%
Newell Brands Inc	(29,007)		(630)	(0.54)%
Discovery Inc	(22,354)		(622)	(0.53)%
Global Payments Inc	(4,944)		(616)	(0.52)%
Advanced Micro Devices Inc	(24,427)		(615)	(0.52)%
Ross Stores Inc	6,411		614	0.52%
Lear Corp	3,714		602	0.51%
Boeing Co/The	1,739		596	0.51%
Exelon Corp	13,529		591	0.50%
Huntington Ingalls Industries Inc	2,403		587	0.50%
Pfizer Inc	13,892		577	0.49%
Intuit Inc	2,596		570	0.48%
Assured Guaranty Ltd	13,811		563	0.48%
Michael Kors Holdings Ltd	7,691		559	0.48%
Charles River Laboratories International Inc	4,512		557	0.47%
Valero Energy Corp	4,699		554	0.47%

(b)

Top Underlying Securities MAQMSSEK

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Telefonaktiebolaget LM Ericsson	(153,884	) $	(1,298)	(31.70)%
Boliden AB	19,869		520	12.70%
Svenska Handelsbanken AB	(26,896)		(326)	(7.96)%
Kindred Group PLC	25,906		318	7.78%
Millicom International Cellular SA	(4,498)		(259)	(6.33)%
Volvo AB - B Shares	14,889		256	6.26%
Electrolux AB	10,084		225	5.49%
Essity AB	5,240		136	3.32%
Getinge AB	(10,123)		(121)	(2.95)%
Sandvik AB	5,781		101	2.47%
SSAB AB	21,090		92	2.25%
Swedish Orphan Biovitrum AB	2,866		91	2.23%
Svenska Cellulosa AB SCA	5,149		60	1.46%
Swedish Match AB	929		50	1.21%
Holmen AB	1,833		47	1.15%
Axfood AB	1,752		33	0.82%
Husqvarna AB	3,772		30	0.73%
Elekta AB	2,037		27	0.65%
Securitas AB	1,197		21	0.52%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	August 31, 2018

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Tele2 AB	(1,638)	(20)	(0.49)%
BillerudKorsnas AB	1,327	16	0.39%
Hexpol AB	(1,215)	(13)	(0.32)%
Saab AB	(252)	(12)	(0.28)%
Trelleborg AB	585	11	0.28%
Modern Times Group MTG AB	299	11	0.26%

(c)

Top Underlying Securities 3BMSEUR

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Airbus SE	23,902	$2,948	10.53%
LVMH Moet Hennessy Louis Vuitton SE	8,193	2,871	10.25%
AXA SA	112,405	2,837	10.13%
Vinci SA	29,444	2,822	10.08%
Schneider Electric SE	20,079	1,637	5.85%
Eurofins Scientific SE	2,878	1,625	5.80%
Thales SA	11,242	1,584	5.66%
Repsol SA	81,321	1,564	5.58%
Bouygues SA	29,784	1,315	4.70%
L'Oreal SA	5,326	1,278	4.57%
Eiffage SA	10,040	1,130	4.04%
Grifols SA	37,143	1,092	3.90%
Dassault Systemes SE	6,625	1,074	3.84%
Credit Agricole SA	63,584	870	3.11%
TechnipFMC PLC	25,284	774	2.76%
Galp Energia SGPS SA	38,045	771	2.76%
CaixaBank SA	169,534	760	2.71%
ACS Actividades de Construccion y Servicios SA	17,297	720	2.57%
Acerinox SA	24,197	325	1.16%

(d)

Top Underlying Securities 3BMSGBP

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
DS Smith PLC	199,979	$1,281	14.65%
Rolls-Royce Holdings PLC	97,450	1,270	14.53%
Prudential PLC	53,608	1,206	13.79%
Legal & General Group PLC	359,003	1,184	13.54%
Ocado Group PLC	64,941	903	10.33%
IMI PLC	54,628	856	9.79%
Smith & Nephew PLC	46,600	820	9.38%
Ashtead Group PLC	23,737	727	8.32%
ConvaTec Group PLC	179,313	496	5.67%

(e)

Top Underlying Securities MAQMSCAD

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	August 31, 2018

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Air Canada	45,606	$937	15.54%
Enbridge Inc	(18,668)	(637)	(10.55)%
Dollarama Inc	12,544	474	7.86%
Methanex Corp	6,384	466	7.72%
TransCanada Corp	(8,384)	(357)	(5.92)%
First Quantum Minerals Ltd	(24,787)	(311)	(5.16)%
Cameco Corp	(27,019)	(281)	(4.65)%
AltaGas Ltd	(11,370)	(211)	(3.50)%
West Fraser Timber Co Ltd	2,999	199	3.30%
Keyera Corp	(7,134)	(197)	(3.26)%
Canadian Tire Corp Ltd	1,490	186	3.09%
Wheaton Precious Metals Corp	(10,150)	(174)	(2.88)%
Fairfax Financial Holdings Ltd	(272)	(149)	(2.47)%
Ritchie Bros Auctioneers Inc	(3,775)	(144)	(2.38)%
Magna International Inc	2,564	139	2.30%
Linamar Corp	3,093	136	2.25%
Stantec Inc	(4,844)	(122)	(2.03)%
Maple Leaf Foods Inc	3,174	77	1.27%
Genworth MI Canada Inc	2,045	69	1.14%
Lundin Mining Corp	13,398	64	1.06%
National Bank of Canada	1,240	62	1.03%
Constellation Software Inc/Canada	81	62	1.02%
Peyto Exploration & Development Corp	(7,189)	(60)	(0.99)%
Inter Pipeline Ltd	(3,091)	(57)	(0.94)%
Finning International Inc	2,192	51	0.84%
Atco Ltd/Canada	1,518	45	0.75%
Pembina Pipeline Corp	(1,163)	(40)	(0.66)%
Teck Resources Ltd	1,360	31	0.51%
Yamana Gold Inc	(11,037)	(31)	(0.51)%
Agnico Eagle Mines Ltd	(808)	(28)	(0.46)%
Barrick Gold Corp	(2,590)	(26)	(0.44)%
Element Fleet Management Corp	(4,588)	(25)	(0.41)%
Bombardier Inc	7,394	24	0.40%
WestJet Airlines Ltd	1,284	19	0.31%
Quebecor Inc	800	16	0.27%
Emera Inc	(506)	(16)	(0.26)%
Imperial Oil Ltd	(493)	(15)	(0.26)%
Onex Corp	(193)	(14)	(0.23)%
Seven Generations Energy Ltd	(1,148)	(14)	(0.22)%
Whitecap Resources Inc	(2,139)	(13)	(0.22)%
SNC-Lavalin Group Inc	(314)	(13)	(0.21)%
Eldorado Gold Corp	(12,282)	(12)	(0.20)%
Kinross Gold Corp	3,593	11	0.18%
Brookfield Asset Management Inc	(248)	(11)	(0.17)%
Goldcorp Inc	(957)	(10)	(0.17)%

(f)

Top Underlying Securities MAQMSCHF

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Temenos AG	5,559	$1,004	23.67%
Vifor Pharma AG	(4,868)	(897)	(21.16)%
Credit Suisse Group AG	(46,217)	(692)	(16.32)%
Adecco Group AG	5,556	340	8.03%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	August 31, 2018

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
ams AG	(3,722)		(295)	(6.95)%
Sika AG	1,824		270	6.38%
Georg Fischer AG	106		139	3.27%
Lonza Group AG	(383)		(123)	(2.91)%
Sonova Holding AG	628		119	2.81%
dormakaba Holding AG	107		75	1.77%
Swiss Life Holding AG	139		50	1.19%
Partners Group Holding AG	32		25	0.59%
Straumann Holding AG	(31)		(25)	(0.58)%
Schindler Holding AG	91		22	0.51%
Swatch Group AG/The	47		20	0.47%
GAM Holding AG	2,413		19	0.44%
Sulzer AG	(129)		(16)	(0.38)%
Bucher Industries AG	45		16	0.37%
Panalpina Welttransport Holding AG	(102)		(15)	(0.36)%
DKSH Holding AG	200		15	0.34%
Dufry AG	(112)		(14)	(0.32)%
Zurich Insurance Group AG	44		13	0.32%
SGS SA	5		13	0.31%
Aryzta AG	(1,217)		(11)	(0.27)%
Barry Callebaut AG	6		11	0.25%

(g)

Top Underlying Securities MAQMSGBP

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
John Wood Group PLC	(66,817	) $	(622)	(6.12)%
Burberry Group PLC	13,436		389	3.83%
Micro Focus International PLC	(21,473)		(363)	(3.57)%
Reckitt Benckiser Group PLC	(4,260)		(362)	(3.56)%
BHP Billiton PLC	16,182		345	3.39%
ConvaTec Group PLC	(116,659)		(323)	(3.17)%
BP PLC	44,744		317	3.12%
Cobham PLC	(184,946)		(298)	(2.93)%
Smith & Nephew PLC	16,425		289	2.84%
Rio Tinto PLC	5,977		284	2.79%
Standard Life Aberdeen PLC	68,482		281	2.77%
BT Group PLC	87,221		246	2.42%
Hikma Pharmaceuticals PLC	(8,556)		(219)	(2.15)%
J Sainsbury PLC	(48,798)		(205)	(2.02)%
Antofagasta PLC	19,538		204	2.01%
Hargreaves Lansdown PLC	(6,731)		(192)	(1.89)%
Close Brothers Group PLC	9,240		191	1.88%
Tesco PLC	(59,580)		(190)	(1.87)%
Moneysupermarket.com Group PLC	51,458		189	1.87%
Inmarsat PLC	(26,574)		(188)	(1.85)%
Taylor Wimpey PLC	76,962		167	1.64%
Merlin Entertainments PLC	(34,594)		(167)	(1.64)%
Babcock International Group PLC	(16,888)		(156)	(1.54)%
JD Sports Fashion PLC	23,408		154	1.52%
Wm Morrison Supermarkets PLC	(44,873)		(153)	(1.51)%
Indivior PLC	43,304		152	1.49%
BBA Aviation PLC	37,767		151	1.49%
British American Tobacco PLC	(3,134)		(151)	(1.49)%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	August 31, 2018

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Weir Group PLC/The	(6,215)	(151)	(1.49)%
Hays PLC	49,842	131	1.29%
AA PLC	(87,862)	(127)	(1.25)%
William Hill PLC	36,880	123	1.21%
Evraz PLC	18,744	121	1.19%
United Utilities Group PLC	(12,290)	(118)	(1.16)%
ASOS PLC	(1,458)	(116)	(1.14)%
WH Smith PLC	4,145	111	1.09%
Balfour Beatty PLC	(28,661)	(108)	(1.06)%
Investec PLC	16,046	105	1.04%
Auto Trader Group PLC	(17,654)	(103)	(1.01)%
Mediclinic International PLC	(15,907)	(102)	(1.00)%
Barratt Developments PLC	14,309	101	0.99%
Man Group PLC	42,257	94	0.93%
Capita PLC	(47,765)	(92)	(0.90)%
Severn Trent PLC	(3,420)	(89)	(0.87)%
Centrica PLC	46,627	87	0.85%
Anglo American PLC	4,334	87	0.85%
Inchcape PLC	9,308	84	0.82%
Greene King PLC	(12,930)	(82)	(0.80)%
Pennon Group PLC	(8,009)	(80)	(0.79)%
Bellway PLC	2,053	78	0.76%

(h)

Top Underlying Securities MAQMSEUR

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Covestro AG	11,005	$937	3.61%
Deutsche Lufthansa AG	33,486	874	3.37%
Neste Oyj	9,979	866	3.34%
Repsol SA	41,429	797	3.07%
Cellnex Telecom SA	(30,445)	(782)	(3.01)%
Deutsche Bank AG	(66,273)	(746)	(2.88)%
Edenred	(15,503)	(591)	(2.28)%
Anheuser-Busch InBev SA/NV	(6,203)	(581)	(2.24)%
TOTAL SA	8,596	538	2.07%
Engie SA	36,634	537	2.07%
Cie Generale des Etablissements Michelin SCA	4,524	535	2.06%
Peugeot SA	18,977	522	2.01%
Endesa SA	22,751	509	1.96%
Electricite de France SA	(30,921)	(506)	(1.95)%
Rheinmetall AG	4,474	488	1.88%
QIAGEN NV	(12,477)	(483)	(1.86)%
Deutsche Telekom AG	(29,589)	(478)	(1.84)%
ASR Nederland NV	9,973	476	1.83%
Zalando SE	(9,026)	(475)	(1.83)%
Koninklijke Ahold Delhaize NV	17,748	432	1.66%
GEA Group AG	(11,230)	(427)	(1.64)%
Signify NV	14,760	415	1.60%
Uniper SE	13,349	408	1.57%
Atos SE	3,229	387	1.49%
Amer Sports Oyj	(11,053)	(371)	(1.43)%
Bankia SA	(94,583)	(355)	(1.37)%
Renault SA	4,076	351	1.35%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Description					Shares	Notional Amount	% of Total Absolute Notional Amount
UPM-Kymmene OYJ					9,026	348					1.34%
Ingenico Group SA					(4,544)	(319)					(1.23)%
Software AG					6,393	315					1.21%
UCB SA					3,385	309					1.19%
Getlink				(24,244)		(305)					(1.18)%
Industria de Diseno Textil SA					(9,780)	(296)					(1.14)%
Salzgitter AG					6,522	295					1.14%
Solvay SA					2,216	295					1.14%
Vivendi SA				(10,895)		(283)					(1.09)%
Sartorius AG					(1,502)	(273)					(1.05)%
OCI NV					(8,433)	(272)					(1.05)%
Iliad SA					(2,001)	(259)					(0.99)%
Huhtamaki OYJ					(6,787)	(243)					(0.94)%
Ageas					4,543	235					0.91%
Suez				(15,999)		(231)					(0.89)%
Amadeus IT Group SA					2,430	225					0.87%
Bollore SA				(44,971)		(215)					(0.83)%
Telefonica SA				(26,027)		(211)					(0.82)%
Koninklijke Vopak NV					(4,091)	(211)					(0.81)%
Koninklijke KPN NV				(81,455)		(208)					(0.80)%
Allianz SE					975	208					0.80%
Telenet Group Holding NV					(3,492)	(191)					(0.73)%
Eurofins Scientific SE					(329)	(186)					(0.71)%

Total Return Swaps

										Value and
										Unrealized
									Upfront	Appreciation/
			Pay/Receive		Payment	Expiration		Notional	Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date		Amount	(Receipts)	Asset	Liability
Merrill Lynch	MSCI Hong Kong Net	46	Receive	1 Month HIBOR + Monthly		09/19/2018 HKD		3,822	$ — $	6		$—
	Return HKD Index			0.45%
Merrill Lynch	MSCI Italy Net Return	2,486	Receive	1 Month EURIBOR Monthly		09/19/2018 EUR		246	—	—		(10)
	EUR Index			+ 0.09%
Merrill Lynch	MSCI Japan Net	34	Receive	1 Month JPY	Monthly	09/19/2018 JPY		66	—	—		—
	Return JPY Index			LIBOR + 0.09%
Merrill Lynch	MSCI Singapore Net	8	Receive	1 Month SIBOR +	Monthly	09/19/2018 SGD		45	—	—		—
	Return SGD Index			0.40%
Morgan Stanley & Co MSCI Singapore Net		25	Receive	1 Month SIBOR +	Monthly	09/19/2018		141	—	—		—
	Return SGD Index			0.40%
Total								$	— $	6		$(10)
Amounts in thousands except contracts

Synthetic Futures

							Upfront	Unrealized
					Notional		Payments/	Appreciation/		Fair Value
Counterparty	Reference Entity			Expiration Date	Amount		(Receipts)	(Depreciation)		Asset----Liability
Morgan Stanley & Co	MSCI Singapore Index Future; September 2018			09/28/2018		$(27)$	— $		1		$1	$—
Morgan Stanley & Co	Swiss Market Index Future; September 2018			09/24/2018		1,109	—		42		7	—
Total						$	— $		43		$8	$—
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Short Sales Outstanding
COMMON STOCKS - (33.91)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Aerospace & Defense - (0.85)%			Banks (continued)
General Dynamics Corp	5,244	$1,014	Unione di Banche Italiane SpA	95,841	$353
IHI Corp	1,000	35	Zions Bancorporation	3,709	198
Kawasaki Heavy Industries Ltd	2,000	55			$ 4,682
L3 Technologies Inc	1,467	314	Beverages - (0.44)%
Leonardo SpA	35,101	393	Asahi Group Holdings Ltd	400	18
Northrop Grumman Corp	3,084	920	Constellation Brands Inc	3,556	740
Rockwell Collins Inc	1,203	164	Davide Campari-Milano SpA	8,777	78
		$ 2,895	Monster Beverage Corp	10,394	633
Agriculture - (0.02)%					$ 1,469
Golden Agri-Resources Ltd	56,200	12	Biotechnology - (1.40)%
Japan Tobacco Inc	2,700	71	Alexion Pharmaceuticals Inc	4,578	559
		$83	Amgen Inc	4,450	889
Airlines - (0.61)%			Genmab A/S	3,273	568
Alaska Air Group Inc	2,330	157	Illumina Inc	3,033	1,076
Delta Air Lines Inc	13,273	776	Incyte Corp	4,384	324
Southwest Airlines Co	10,143	622	Regeneron Pharmaceuticals Inc	887	361
United Continental Holdings Inc	5,475	479	Vertex Pharmaceuticals Inc	5,303	978
		$ 2,034			$ 4,755
Apparel - (0.45)%			Building Materials - (0.55)%
Asics Corp	15,200	227	Buzzi Unicem SpA	7,963	160
Hanesbrands Inc	6,380	112	Daikin Industries Ltd	1,500	191
PVH Corp	1,417	203	Fortune Brands Home & Security Inc	2,853	151
Ralph Lauren Corp	1,441	191	Johnson Controls International plc	17,374	656
Under Armour Inc - Class C	7,869	149	Martin Marietta Materials Inc	1,199	238
VF Corp	7,000	645	Masco Corp	5,847	222
		$ 1,527	Vulcan Materials Co	2,746	304
					$ 1,922
Automobile Manufacturers - (0.97)%
Ferrari NV	752	98	Chemicals - (1.01)%
Ford Motor Co	75,787	718	Air Products & Chemicals Inc	4,060	675
General Motors Co	24,355	878	Albemarle Corp	2,110	202
Honda Motor Co Ltd	500	15	Eastman Chemical Co	2,500	242
Nissan Motor Co Ltd	5,700	53	International Flavors & Fragrances Inc	1,399	182
PACCAR Inc	6,100	417	Kansai Paint Co Ltd	14,000	277
Suzuki Motor Corp	4,900	319	Mosaic Co/The	7,266	227
Toyota Motor Corp	12,700	791	Nippon Paint Holdings Co Ltd	14,000	553
		$ 3,289	Novozymes A/S	4,386	241
			PPG Industries Inc	4,686	518
Automobile Parts & Equipment - (0.40)%			Shin-Etsu Chemical Co Ltd	800	75
Aptiv PLC	4,686	413	Toray Industries Inc	34,700	260
Brembo SpA	1,001	13			$ 3,452
Goodyear Tire & Rubber Co/The	4,194	95
Koito Manufacturing Co Ltd	200	12	Commercial Services - (1.16)%
NGK Spark Plug Co Ltd	14,000	398	Atlantia SpA	4,309	90
Toyota Industries Corp	3,900	221	Ecolab Inc	1,068	161
Yokohama Rubber Co Ltd/The	11,000	231	Equifax Inc	2,132	286
		$ 1,383	Gartner Inc	1,374	206
			Global Payments Inc	3,037	378
Banks - (1.36)%			IHS Markit Ltd	7,519	414
Aozora Bank Ltd	400	14	Nielsen Holdings PLC	6,470	168
Banco BPM SpA	74,485	168	Park24 Co Ltd	2,700	79
Bank of Kyoto Ltd/The	6,000	303	PayPal Holdings Inc	17,254	1,593
Bank of New York Mellon Corp/The	17,731	924	Quanta Services Inc	2,983	103
BB&T Corp	2,111	109	Total System Services Inc	3,286	319
BPER Banca	14,672	65	Western Union Co/The	8,758	166
Chugoku Bank Ltd/The	1,200	13			$ 3,963
Citigroup Inc	14,663	1,045
Citizens Financial Group Inc	964	40	Computers - (0.64)%
Fifth Third Bancorp	1,378	40	Accenture PLC - Class A	9,606	1,624
FinecoBank Banca Fineco SpA	7,079	84	TDK Corp	5,100	572
Goldman Sachs Group Inc/The	1,247	297			$ 2,196
Intesa Sanpaolo SpA	5,935	15	Cosmetics & Personal Care - (0.05)%
KeyCorp	20,067	423	Coty Inc	14,305	177
Northern Trust Corp	993	107	Distribution & Wholesale - (0.12)%
Regions Financial Corp	10,877	212	Fastenal Co	3,349	195
Seven Bank Ltd	32,200	100	LKQ Corp	5,898	204
Shizuoka Bank Ltd/The	5,400	48			$399
Suruga Bank Ltd	3,700	20
UniCredit SpA	7,212	104

See accompanying notes.

		Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Diversified Financial Services - (0.47)%			Food (continued)
Acom Co Ltd	68,100	$278	Yakult Honsha Co Ltd	200	$14
AEON Financial Service Co Ltd	11,700	240			$ 2,584
Ameriprise Financial Inc	1,239	176	Gas - (0.06)%
Daiwa Securities Group Inc	15,900	95	NiSource Inc	6,429	174
Hitachi Capital Corp	500	14	Toho Gas Co Ltd	500	17
Jefferies Financial Group Inc	6,797	158			$191
Nomura Holdings Inc	27,700	127
Orient Corp	61,800	87	Hand & Machine Tools - (0.11)%
Synchrony Financial	13,982	443	Stanley Black & Decker Inc	2,708	380
		$ 1,618	Healthcare - Products - (1.97)%
Electric - (1.66)%			ABIOMED Inc	814	331
Alliant Energy Corp	4,242	182	Align Technology Inc	1,527	590
Ameren Corp	4,510	285	Baxter International Inc	9,270	689
CenterPoint Energy Inc	7,638	212	Boston Scientific Corp	23,831	847
Chugoku Electric Power Co Inc/The	25,200	315	Cooper Cos Inc/The	934	239
Consolidated Edison Inc	252	20	DENTSPLY SIRONA Inc	4,194	168
Duke Energy Corp	2,063	168	Edwards Lifesciences Corp	3,971	573
Edison International	5,766	379	Henry Schein Inc	2,933	228
Electric Power Development Co Ltd	700	19	Hologic Inc	5,269	209
Entergy Corp	3,200	267	IDEXX Laboratories Inc	1,825	464
Eversource Energy	5,606	350	Intuitive Surgical Inc	2,099	1,175
Hokuriku Electric Power Co	40,800	400	Sysmex Corp	1,900	165
Kyushu Electric Power Co Inc	21,000	235	Terumo Corp	500	28
NextEra Energy Inc	5,071	863	Thermo Fisher Scientific Inc	1,464	350
PG&E Corp	9,303	430	Varian Medical Systems Inc	1,629	182
Pinnacle West Capital Corp	2,072	163	Zimmer Biomet Holdings Inc	3,865	478
Public Service Enterprise Group Inc	8,920	467			$ 6,716
SCANA Corp	2,682	103	Healthcare - Services - (0.22)%
Sempra Energy	2,742	319	IQVIA Holdings Inc	4,363	555
Shikoku Electric Power Co Inc	1,300	17	Universal Health Services Inc	1,653	215
Xcel Energy Inc	8,898	427			$770
		$ 5,621	Home Builders - (0.12)%
Electrical Components & Equipment - (0.07)%			DR Horton Inc	6,508	290
Casio Computer Co Ltd	14,800	238	PulteGroup Inc	5,033	141
Prysmian SpA	557	14			$431
		$252	Home Furnishings - (0.09)%
Electronics - (0.65)%			Electrolux AB	8,973	200
Agilent Technologies Inc	5,646	381	Leggett & Platt Inc	2,474	112
Allegion PLC	1,781	155	Sony Corp	200	11
Alps Electric Co Ltd	1,900	57			$323
Corning Inc	13,966	468	Housewares - (0.05)%
Mettler-Toledo International Inc	483	282	Newell Brands Inc	8,601	187
MINEBEA MITSUMI Inc	1,400	26	Insurance - (1.40)%
Murata Manufacturing Co Ltd	400	69	Allstate Corp/The	3,677	370
Nidec Corp	1,700	246	American International Group Inc	13,661	726
PerkinElmer Inc	1,945	180	Aon PLC	4,527	659
Waters Corp	1,364	258	Assurant Inc	1,116	115
Yokogawa Electric Corp	2,400	49	Brighthouse Financial Inc	2,119	88
		$ 2,171	Cincinnati Financial Corp	3,128	240
Energy - Alternate Sources - 0.00%			Dai-ichi Life Holdings Inc	9,600	183
Vestas Wind Systems A/S	169	12	Everest Re Group Ltd	780	174
Engineering & Construction - (0.11)%			Hartford Financial Services Group Inc/The	1,571	79
Japan Airport Terminal Co Ltd	4,100	183	Japan Post Insurance Co Ltd	2,700	61
JGC Corp	10,500	211	MetLife Inc	680	31
		$394	MS&AD Insurance Group Holdings Inc	800	25
Food - (0.74)%			Sompo Holdings Inc	2,000	85
Ajinomoto Co Inc	1,400	24	Sony Financial Holdings Inc	24,300	484
Calbee Inc	15,400	490	T&D Holdings Inc	36,300	552
Campbell Soup Co	5,561	219	Tokio Marine Holdings Inc	11,500	542
Chr Hansen Holding A/S	2,888	294	Unipol Gruppo SpA	3,023	13
General Mills Inc	6,989	321	Willis Towers Watson PLC	2,434	359
Hormel Foods Corp	9,774	383			$ 4,786
JM Smucker Co/The	1,988	206	Internet - (1.11)%
Kikkoman Corp	6,600	331	Expedia Group Inc	3,008	393
McCormick & Co Inc/MD	2,333	291	Facebook Inc	974	171
Wilmar International Ltd	4,800	11	Kakaku.com Inc	13,100	242
			LINE Corp	2,300	105

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund August 31, 2018

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Internet (continued)			Oil & Gas (continued)
M3 Inc	1,800	$79	Valero Energy Corp	1,183	$139
MonotaRO Co Ltd	600	34			$ 5,590
Netflix Inc	4,869	1,790	Oil & Gas Services - (0.75)%
Rakuten Inc	7,300	56	Halliburton Co	15,557	621
Symantec Corp	11,474	232	National Oilwell Varco Inc	7,131	336
TripAdvisor Inc	2,989	162	Schlumberger Ltd	25,448	1,607
Twitter Inc	13,880	488			$ 2,564
Yahoo Japan Corp	7,900	27
		$ 3,779	Packaging & Containers - (0.07)%
			Ball Corp	6,146	258
Iron & Steel - (0.02)%
Hitachi Metals Ltd	2,900	33	Pharmaceuticals - (0.93)%
Kobe Steel Ltd	5,900	49	Allergan PLC	6,000	1,150
		$82	Chugai Pharmaceutical Co Ltd	3,000	174
			Eli Lilly & Co	9,862	1,042
Leisure Products & Services - (0.71)%			Mylan NV	9,542	373
Carnival Corp	13,660	840	Perrigo Co PLC	2,588	198
Norwegian Cruise Line Holdings Ltd	4,215	226	Santen Pharmaceutical Co Ltd	6,700	103
Royal Caribbean Cruises Ltd	3,972	487	Sawai Pharmaceutical Co Ltd	200	11
Shimano Inc	3,900	602	Sosei Group Corp	5,400	83
Yamaha Corp	5,100	243			$ 3,134
		$ 2,398	Pipelines - (0.50)%
Lodging - (0.18)%			Kinder Morgan Inc/DE	40,036	709
City Developments Ltd	1,900	13	ONEOK Inc	7,712	508
MGM Resorts International	10,803	313	Williams Cos Inc/The	15,759	466
Wynn Resorts Ltd	1,965	292			$ 1,683
		$618	Real Estate - (0.14)%
Machinery - Diversified - (0.37)%			Brookfield Property Partners LP	6,865	137
CNH Industrial NV	1,947	24	CapitaLand Ltd	12,500	31
Daifuku Co Ltd	1,500	78	CBRE Group Inc	6,014	293
Flowserve Corp	2,416	126			$461
Keyence Corp	600	340
Mitsubishi Heavy Industries Ltd	800	30	REITs - (2.25)%
Xylem Inc/NY	3,178	241	American Tower Corp	8,284	1,235
Yaskawa Electric Corp	13,400	450	Apartment Investment & Management Co	2,767	121
		$ 1,289	Boston Properties Inc	2,945	384
			Crown Castle International Corp	7,841	894
Media - (0.46)%			Digital Realty Trust Inc	1,525	190
Charter Communications Inc	3,885	1,206	Duke Realty Corp	6,322	180
Discovery Inc	13,072	364	Equinix Inc	1,507	657
Singapore Press Holdings Ltd	6,200	13	Essex Property Trust Inc	1,261	311
		$ 1,583	Federal Realty Investment Trust	1,395	182
Metal Fabrication & Hardware - (0.25)%			HCP Inc	8,100	219
NSK Ltd	2,700	30	Iron Mountain Inc	5,401	195
NTN Corp	3,100	13	Kimco Realty Corp	8,121	139
Tenaris SA	48,340	811	Macerich Co/The	2,691	158
		$854	Prologis Inc	9,440	634
Mining - (0.09)%			Regency Centers Corp	2,993	198
Newmont Mining Corp	10,171	316	SBA Communications Corp	2,226	346
			Simon Property Group Inc	5,918	1,083
Miscellaneous Manufacturers - (0.14)%			SL Green Realty Corp	1,771	185
Ingersoll-Rand PLC	4,687	475	Vornado Realty Trust	3,625	279
Office & Business Equipment - (0.26)%					$ 7,590
Konica Minolta Inc	13,800	140	Retail - (1.42)%
Ricoh Co Ltd	71,500	750	Aeon Co Ltd	25,200	546
		$890	Chipotle Mexican Grill Inc	534	254
Oil & Gas - (1.65)%			Don Quijote Holdings Co Ltd	3,400	165
Anadarko Petroleum Corp	8,878	572	FamilyMart UNY Holdings Co Ltd	4,000	349
Andeavor	2,831	433	Fast Retailing Co Ltd	600	279
Apache Corp	7,166	314	Gap Inc/The	6,849	208
Cabot Oil & Gas Corp	7,809	186	Isetan Mitsukoshi Holdings Ltd	35,300	399
Cimarex Energy Co	1,973	167	J Front Retailing Co Ltd	900	13
Concho Resources Inc	3,030	416	L Brands Inc	4,832	128
EOG Resources Inc	10,251	1,212	Marui Group Co Ltd	36,400	804
EQT Corp	5,042	257	Nordstrom Inc	2,768	174
Exxon Mobil Corp	9,760	783	Pandora A/S	3,434	206
Helmerich & Payne Inc	2,252	148	Tractor Supply Co	1,620	143
Newfield Exploration Co	3,810	104	Walmart Inc	12,273	1,176
Noble Energy Inc	8,623	256			$ 4,844
Pioneer Natural Resources Co	3,450	603

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
August 31, 2018

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	INVESTMENT COMPANIES (continued)	Shares	Value (000’s)
Semiconductors - (1.24)%			Exchange Traded Funds (continued)
Advanced Micro Devices Inc	20,065	$505	Technology Select Sector SPDR Fund	40,411	$ 3,054
Applied Materials Inc	3,992	172			$ 16,833
Broadcom Inc	2,299	504	TOTAL INVESTMENT COMPANIES (proceeds $13,539)		$ 16,833
Hamamatsu Photonics KK	2,000	80	TOTAL SHORT SALES (proceeds $121,145)		$ 132,302
IPG Photonics Corp	995	175
Microchip Technology Inc	4,987	429
NVIDIA Corp	5,110	1,434
Qorvo Inc	2,223	178
Skyworks Solutions Inc	3,180	290
SUMCO Corp	4,300	77
Xilinx Inc	4,862	378
		$ 4,222
Shipbuilding - (0.06)%
Huntington Ingalls Industries Inc	782	191
Software - (1.54)%
Activision Blizzard Inc	14,452	1,042
ANSYS Inc	1,607	299
Autodesk Inc	4,570	705
Cadence Design Systems Inc	5,388	254
Cerner Corp	7,103	463
DeNA Co Ltd	5,000	87
Electronic Arts Inc	718	81
Fidelity National Information Services Inc	5,859	634
Red Hat Inc	3,276	484
salesforce.com Inc	3,926	599
Synopsys Inc	2,565	262
Take-Two Interactive Software Inc	2,106	281
		$ 5,191
Telecommunications - (0.66)%
Arista Networks Inc	1,339	400
AT&T Inc	32,020	1,023
Juniper Networks Inc	6,185	176
Singapore Telecommunications Ltd	19,900	47
SoftBank Group Corp	3,900	361
Telecom Italia SpA/Milano	321,149	204
		$2,211
Toys, Games & Hobbies - (0.09)%
Hasbro Inc	2,254	224
Mattel Inc	6,092	94
		$318
Transportation - (1.18)%
AP Moller - Maersk A/S	298	462
JB Hunt Transport Services Inc	1,935	234
Kansas City Southern	1,927	223
Keihan Holdings Co Ltd	6,600	242
Keikyu Corp	20,400	353
Keio Corp	6,800	337
Kintetsu Group Holdings Co Ltd	9,200	361
Mitsubishi Logistics Corp	4,100	94
Nagoya Railroad Co Ltd	7,400	169
Nankai Electric Railway Co Ltd	5,700	148
Odakyu Electric Railway Co Ltd	18,400	398
Seibu Holdings Inc	15,700	283
Yamato Holdings Co Ltd	22,300	663
		$ 3,967
Water - (0.09)%
American Water Works Co Inc	3,422	299
TOTAL COMMON STOCKS (proceeds $107,606)		$ 115,469
INVESTMENT COMPANIES - (4.95)%	Shares	Value (000's)
Exchange Traded Funds - (4.95)%
Consumer Discretionary Select Sector SPDR	14,826	1,733
Fund
Industrial Select Sector SPDR Fund	4,296	330
iShares Russell 1000 ETF	21,764	3,521
iShares U.S. Real Estate ETF	7,629	633
SPDR S&P 500 ETF Trust	23,188	6,731
SPDR S&P Regional Banking ETF	13,172	831

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
August 31, 2018

INVESTMENT COMPANIES - 0.11%	Shares Held Value (000's)			Principal
Exchange Traded Funds - 0.11%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
SPDR Nuveen S&P High Yield Municipal Bond	1,040	$59	Illinois (continued)
ETF			City of Chicago IL
VanEck Vectors High-Yield Municipal Index ETF	1,000	32	5.50%, 01/01/2042	$300	$320
VanEck Vectors Short High-Yield Municipal	1,000	24	6.00%, 01/01/2038	2,000	2,263
Index ETF			7.46%, 02/15/2026	1,884	1,378
		$115	City of Chicago IL Wastewater Transmission
TOTAL INVESTMENT COMPANIES		$115	Revenue
	Principal		5.00%, 01/01/2031	760	826
MUNICIPAL BONDS - 106.85%	Amount (000's) Value (000's)		5.00%, 01/01/2039	1,200	1,286
Alabama - 2.68%			Illinois Finance Authority
Lower Alabama Gas District/The			4.38%, 12/01/2042	300	292
5.00%, 09/01/2034	$2,500	$2,923	Illinois State Toll Highway Authority
Arizona - 4.71%			5.00%, 01/01/2040(b)	5,000	5,528
Navajo Nation			Metropolitan Pier & Exposition Authority
5.50%, 12/01/2030(a)	2,500	2,797	5.00%, 06/15/2057	500	532
Salt Verde Financial Corp			Metropolitan Pier & Exposition Authority (credit
5.00%, 12/01/2032	2,000	2,346	support from NATL)
		$5,143	5.50%, 06/15/2029(d)	1,000	1,118
California - 7.16%			State of Illinois
Abag Finance Authority for Nonprofit Corps			5.00%, 11/01/2027	1,500	1,601
5.00%, 08/01/2043	500	544	5.00%, 10/01/2033(e)	1,000	1,054
California Educational Facilities Authority			5.50%, 07/01/2027	1,150	1,239
5.00%, 10/01/2038(b)	900	902			$18,816
5.00%, 01/01/2039(b),(c)	1,725	1,746	Indiana - 0.31%
California Statewide Communities Development			Town of Shoals IN
Authority			7.25%, 11/01/2043	300	336
5.25%, 12/01/2048(a)	1,000	1,101	Louisiana - 0.94%
California Statewide Communities Development			Louisiana Local Government Environmental
Authority (credit support from GNMA COLL)			Facilities & Community Development Authority
4.90%, 07/20/2039(d)	500	517	5.65%, 11/01/2037(a)	1,000	1,028
California Statewide Financing Authority			Louisiana Public Facilities Authority
6.00%, 05/01/2043	1,000	1,000	0.00%, 07/01/2039(f)	278	—
La Verne Public Financing Authority					$1,028
7.25%, 09/01/2026	595	596	Maine - 0.98%
Oakland Unified School District/Alameda County			Finance Authority of Maine
5.00%, 08/01/2035	1,225	1,401	5.25%, 01/01/2025(a)	1,000	1,074
		$7,807	Maryland - 0.97%
Colorado - 3.83%			City of Westminster MD
Centerra Metropolitan District No 1			6.25%, 07/01/2044	600	648
5.00%, 12/01/2037(a)	1,000	1,026	Maryland Economic Development Corp
Eagle County Airport Terminal Corp			5.38%, 06/01/2025	390	414
5.00%, 05/01/2037	1,000	1,097			$1,062
Prairie Farm Metropolitan District			Michigan - 1.00%
5.25%, 12/01/2048(e)	1,000	1,003	Michigan Finance Authority
Southlands Metropolitan District No 1			5.00%, 07/01/2035	1,000	1,092
5.00%, 12/01/2047	1,000	1,063	Minnesota - 1.07%
		$4,189	Housing & Redevelopment Authority of The City
Connecticut - 2.25%			of St Paul Minnesota
Mohegan Tribal Finance Authority			5.00%, 11/15/2030	1,000	1,172
7.00%, 02/01/2045(a)	2,400	2,461	Missouri - 2.39%
Florida - 3.90%			City of St Louis MO Airport Revenue (credit
Greater Orlando Aviation Authority			support from NATL)
5.00%, 10/01/2047(b)	2,999	3,324	5.50%, 07/01/2028(d)	400	492
Northern Palm Beach County Improvement			Kansas City Industrial Development Authority
District			5.00%, 04/01/2046(a)	1,100	1,117
5.00%, 08/01/2046	500	523	Maryland Heights Industrial Development
Orange County Housing Finance Authority			Authority
7.00%, 10/01/2025	415	416	5.25%, 03/15/2046(a)	1,000	1,001
		$4,263			$2,610
Georgia - 2.29%			Montana - 1.35%
Atlanta Development Authority			City of Kalispell MT
7.00%, 01/01/2040	2,000	1,987	5.25%, 05/15/2037	1,400	1,470
City of Atlanta GA			Nevada - 0.91%
7.38%, 01/01/2031	500	509	State of Nevada Department of Business &
		$2,496	Industry
Illinois - 17.22%			5.13%, 12/15/2037(a)	1,000	995
Chicago O'Hare International Airport
5.00%, 01/01/2033	1,250	1,379

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund August 31, 2018

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
New Hampshire - 2.56%			Pennsylvania - 5.44%
New Hampshire Health and Education Facilities			Blythe Township Solid Waste Authority
Authority Act			7.75%, 12/01/2037	$1,000	$1,050
1.53%, 07/01/2035(c)	$2,800	$2,800	Commonwealth Financing Authority
New Jersey - 9.46%			5.00%, 06/01/2028	1,000	1,155
Casino Reinvestment Development Authority			5.00%, 06/01/2035	1,000	1,121
5.25%, 11/01/2039	250	268	Lancaster County Hospital Authority/PA
Essex County Improvement Authority			5.00%, 07/01/2045	1,000	1,058
5.25%, 07/01/2045(a)	1,300	1,312	Pennsylvania Economic Development Financing
New Jersey Economic Development Authority			Authority
5.00%, 07/15/2028	500	556	5.50%, 11/01/2044	1,000	1,053
5.00%, 06/15/2047	500	538	6.00%, 06/01/2031	500	500
5.00%, 10/01/2047	1,000	1,071			$5,937
5.63%, 11/15/2030	1,500	1,694	South Carolina - 0.49%
5.75%, 09/15/2027	500	551	South Carolina Jobs-Economic Development
New Jersey Economic Development			Authority
Authority (credit support from ST APPROP)			5.25%, 11/15/2047	500	538
5.25%, 06/15/2040(d)	1,000	1,080	South Dakota - 0.46%
New Jersey Transportation Trust Fund Authority			Oglala Sioux Tribe
5.25%, 06/15/2032	2,000	2,185	5.75%, 10/01/2025(a)	500	502
South Jersey Port Corp			Tennessee - 2.57%
5.00%, 01/01/2048	1,000	1,080	Chattanooga Health Educational & Housing
		$10,335	Facility Board
New York - 6.25%			5.00%, 10/01/2028	1,050	1,165
Brooklyn Arena Local Development Corp			5.00%, 10/01/2035	500	537
6.25%, 07/15/2040	480	510	Metropolitan Government Nashville & Davidson
Glen Cove Local Economic Assistance Corp			County Health & Educational Facilities Board
5.00%, 01/01/2056	1,000	1,036	5.00%, 07/01/2040	1,000	1,104
New York Counties Tobacco Trust VI					$2,806
5.00%, 06/01/2041	400	434	Texas - 6.10%
New York State Thruway Authority			Arlington Higher Education Finance Corp
5.25%, 01/01/2056	1,000	1,127	5.00%, 12/01/2046	1,100	1,182
New York Transportation Development Corp			Harris County Cultural Education Facilities
5.00%, 08/01/2021	1,500	1,601	Finance Corp
5.00%, 01/01/2036	1,000	1,107	6.00%, 10/01/2043	1,075	1,204
Niagara Area Development Corp			North Texas Tollway Authority
4.75%, 11/01/2042(a),(e)	1,000	1,004	5.00%, 01/01/2045	615	676
		$6,819	5.00%, 01/01/2048	500	553
North Carolina - 0.96%			Port Beaumont Navigation District
North Carolina Medical Care Commission			7.25%, 02/01/2036(a),(c)	1,000	1,040
5.25%, 10/01/2035	1,000	1,050	Tarrant County Cultural Education Facilities
Ohio - 6.51%			Finance Corp
Buckeye Tobacco Settlement Financing Authority			6.00%, 11/15/2027	1,000	1,080
6.00%, 06/01/2042	2,500	2,509	Texas Private Activity Bond Surface
Buckeye Tobacco Settlement Financing			Transportation Corp
Authority (credit support from BUCKEYE OHIO			6.88%, 12/31/2039	550	582
TOB SETTLEMENT)			7.00%, 12/31/2038	300	353
5.75%, 06/01/2034(d)	1,860	1,872			$6,670
Cleveland-Cuyahoga County Port Authority			Utah - 0.51%
5.50%, 12/01/2043	1,000	1,107	Utah Infrastructure Agency
Ohio Air Quality Development Authority			5.25%, 10/15/2033	500	560
3.75%, 12/01/2023(c)	1,000	600	Vermont - 1.19%
4.50%, 01/15/2048(a)	1,000	1,032	Vermont Economic Development Authority
		$7,120	4.62%, 04/01/2036(a),(c)	1,300	1,297
Oklahoma - 2.32%			Virginia - 0.99%
Oklahoma Development Finance Authority			County of Botetourt VA
5.25%, 08/15/2043	1,000	1,119	6.00%, 07/01/2044	1,000	1,086
Tulsa Airports Improvement Trust			Washington - 1.55%
5.00%, 06/01/2035(c)	300	322	Port of Seattle Industrial Development Corp
Tulsa County Industrial Authority			5.00%, 04/01/2030	500	542
5.25%, 11/15/2045	1,000	1,098	Washington Economic Development Finance
		$2,539	Authority
Oregon - 1.39%			7.50%, 01/01/2032(a)	1,000	1,144
Oregon State Business Development Commission					$1,686
6.50%, 04/01/2031(a)	1,000	1,000
Warm Springs Reservation Confederated Tribe
6.38%, 11/01/2033	500	518
		$1,518

See accompanying notes.

			Schedule of Investments
	Opportunistic Municipal Fund
			August 31, 2018

	Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Wisconsin - 4.14%
Public Finance Authority
4.00%, 08/01/2035	$500		$486
5.00%, 12/01/2025(a)	1,200		1,354
5.25%, 04/01/2030	600		639
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023	100		99
6.00%, 07/01/2028	170		169
6.50%, 07/01/2033	300		294
7.00%, 07/01/2043	500		494
7.50%, 07/01/2053	1,000		1,000
			$4,535
TOTAL MUNICIPAL BONDS			$116,735
Total Investments			$116,850
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.04)%
Notes with interest rates of 1.56% - 1.76% at	$(6,599	) $	(6,599)
August 31, 2018 and contractual maturity of
collateral from 2018-2025.(g)
Total Net Investments			$110,251
Other Assets and Liabilities - (0.92)%			$(1,000)
TOTAL NET ASSETS - 100.00%			$109,251

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,285 or 20.40% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security purchased on a when-issued basis.
(f)	Non-income producing security
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at August 31, 2018.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	84.69%
General Obligation Unlimited	8.17%
Prerefunded	5.29%
Insured	4.64%
Certificate Participation	1.26%
Tax Allocation	0.94%
General Obligation Limited	0.92%
Special Assessment	0.48%
Special Tax	0.46%
Investment Companies	0.11%
Liability For Floating Rate Notes Issued	(6.04)%
Other Assets and Liabilities	(0.92)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Origin Emerging Markets Fund
August 31, 2018

COMMON STOCKS - 97.09%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Automobile Manufacturers - 2.06%			Home Furnishings - 0.47%
Geely Automobile Holdings Ltd	4,660,600 $	9,923	Haier Electronics Group Co Ltd	1,155,000	$3,012
Sinotruk Hong Kong Ltd	2,159,000	3,224	Insurance - 3.92%
		$13,147	China Life Insurance Co Ltd/Taiwan	3,392,000	3,376
Automobile Parts & Equipment - 0.38%			Ping An Insurance Group Co of China Ltd	1,910,400	18,427
Weichai Power Co Ltd	2,300,000	2,439	Porto Seguro SA	241,000	3,264
Banks - 9.86%					$25,067
China Construction Bank Corp	18,834,828	16,588	Internet - 13.79%
China Merchants Bank Co Ltd	3,515,300	13,503	Alibaba Group Holding Ltd ADR(a)	146,200	25,587
Industrial & Commercial Bank of China Ltd	12,998,300	9,601	Autohome Inc ADR	77,600	6,411
Kiatnakin Bank PCL	1,388,500	3,277	Baidu Inc ADR(a)	78,000	17,665
OTP Bank Nyrt	92,000	3,385	Tencent Holdings Ltd	569,105	24,464
Sberbank of Russia PJSC ADR	1,227,600	13,369	Weibo Corp ADR(a)	95,000	7,290
Thanachart Capital PCL	2,027,300	3,330	YY Inc ADR(a)	88,000	6,726
		$63,053			$88,143
Building Materials - 4.34%			Iron & Steel - 2.86%
Anhui Conch Cement Co Ltd	2,511,700	15,322	Kumba Iron Ore Ltd	155,800	2,809
China National Building Material Co Ltd	2,909,000	2,726	Severstal PJSC	163,400	2,629
China Resources Cement Holdings Ltd	5,263,000	6,155	Vale SA	979,000	12,866
Taiwan Cement Corp	2,558,600	3,532			$18,304
		$27,735	Machinery - Construction & Mining - 0.35%
Chemicals - 5.31%			Lonking Holdings Ltd	6,493,000	2,236
Formosa Chemicals & Fibre Corp	835,000	3,346	Metal Fabrication & Hardware - 1.72%
Indorama Ventures PCL	6,477,000	11,880	Catcher Technology Co Ltd	898,600	11,012
LG Chem Ltd	12,000	3,942	Mining - 0.96%
Petronas Chemicals Group Bhd	1,595,000	3,667	Grupo Mexico SAB de CV	2,101,600	6,150
PTT Global Chemical PCL	4,449,700	11,121	Miscellaneous Manufacturers - 1.16%
		$33,956	Sunny Optical Technology Group Co Ltd	582,925	7,430
Coal - 1.91%			Oil & Gas - 7.40%
China Shenhua Energy Co Ltd	4,020,800	8,980	LUKOIL PJSC ADR	128,000	8,845
Exxaro Resources Ltd	320,000	3,244	Novatek PJSC	53,000	8,863
		$12,224	PTT PCL	7,870,000	12,575
Commercial Services - 1.94%			Sasol Ltd	169,000	6,620
China Conch Venture Holdings Ltd	1,102,000	3,792	SK Innovation Co Ltd	34,466	5,975
Estacio Participacoes SA	743,000	4,086	Tatneft PJSC ADR	64,000	4,438
Localiza Rent a Car SA	848,230	4,513			$47,316
		$12,391	Pharmaceuticals - 2.12%
Computers - 2.85%			CSPC Pharmaceutical Group Ltd	1,978,000	4,996
Gigabyte Technology Co Ltd	1,594,000	2,720	Sino Biopharmaceutical Ltd	6,750,000	8,555
Infosys Ltd ADR	747,000	15,515			$13,551
		$18,235	Real Estate - 2.58%
Distribution & Wholesale - 0.43%			China Vanke Co Ltd	4,028,400	13,976
LG Corp	43,000	2,763	Yuzhou Properties Co Ltd	4,687,000	2,494
Diversified Financial Services - 3.99%					$16,470
Chailease Holding Co Ltd	1,730,940	5,889	Retail - 3.39%
Hana Financial Group Inc	85,400	3,275	ANTA Sports Products Ltd	1,971,300	10,750
KB Financial Group Inc	161,400	7,462	CJ ENM Co Ltd	31,562	7,141
KIWOOM Securities Co Ltd	36,476	3,018	Zhongsheng Group Holdings Ltd	1,706,000	3,746
Shinhan Financial Group Co Ltd	65,000	2,553			$21,637
Taishin Financial Holding Co Ltd	7,053,722	3,319	Semiconductors - 10.83%
		$25,516	Nanya Technology Corp	2,735,000	6,217
Electronics - 1.86%			Samsung Electronics Co Ltd	27,277	29,128
Micro-Star International Co Ltd	2,547,000	8,804	SK Hynix Inc	189,000	14,095
Yageo Corp	136,000	3,099	Taiwan Semiconductor Manufacturing Co Ltd	453,317	19,765
		$11,903	ADR
Engineering & Construction - 0.52%					$69,205
Grupo Aeroportuario del Centro Norte SAB de	505,000	3,320	Software - 3.80%
CV			Chinasoft International Ltd (a)	4,466,400	3,193
Food - 0.46%			Com2uSCorp	20,000	2,799
Dino Polska SA (a),(b)	119,000	2,924	Momo Inc ADR(a)	329,000	15,230
Forest Products & Paper - 2.72%			TravelSky Technology Ltd	1,200,300	3,082
Fibria Celulose SA	350,000	6,803			$24,304
Mondi PLC	379,954	10,588	Telecommunications - 0.41%
		$17,391	Yangtze Optical Fibre and Cable Joint Stock Ltd	773,000	2,628
Gas - 1.73%			Co (a),(b)
ENN Energy Holdings Ltd	1,215,000	11,076	Toys, Games & Hobbies - 0.57%
Holding Companies - Diversified - 0.40%			Pearl Abyss Corp (a)	15,800	3,614
Tekfen Holding AS	813,000	2,540	TOTAL COMMON STOCKS		$620,692

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund August 31, 2018

INVESTMENT COMPANIES - 2.74%	Shares Held Value (000's)
Money Market Funds - 2.74%
Principal Government Money Market Fund	17,493,617	$17,494
1.84%(c),(d)
TOTAL INVESTMENT COMPANIES		$17,494
Total Investments		$638,186
Other Assets and Liabilities - 0.17%		$1,076
TOTAL NET ASSETS - 100.00%		$639,262

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,552 or 0.87% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Country	Percent
China	42.78%
Korea, Republic Of	13.43%
Taiwan, Province Of China	11.10%
Thailand	6.60%
Russian Federation	5.96%
Brazil	4.93%
Hong Kong	2.77%
United States	2.74%
India	2.43%
South Africa	1.99%
United Kingdom	1.66%
Mexico	1.48%
Malaysia	0.57%
Hungary	0.53%
Poland	0.46%
Turkey	0.40%
Other Assets and Liabilities	0.17%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales	August 31, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 1.84%$	— $			277,885	$260,391	$17,494
$	— $			277,885	$260,391	$17,494

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.84%$	200	$	— $		— $	—
	$200	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2018

INVESTMENT COMPANIES - 0.01%		Shares Held Value (000's)		PREFERRED STOCKS (continued)		Shares Held Value (000’s)
Money Market Funds - 0.01%				Electric (continued)
Principal Government Money Market Fund		471,044	$471	Entergy Louisiana LLC 5.25%, 7/1/2052		230,991	$5,805
1.84%(a),(b)				Entergy New Orleans LLC 5.00%, 12/1/2052		3,299	80
TOTAL INVESTMENT COMPANIES			$471	Entergy New Orleans LLC 5.50%, 4/1/2066		46,851	1,241
CONVERTIBLE PREFERRED STOCKS				Entergy Texas Inc 5.63%, 6/1/2064		15,618	412
- 1.44%		Shares Held Value (000's)		Georgia Power Co 5.00%, 10/1/2077		275,000	6,710
Banks - 1.44%				Integrys Holding Inc 6.00%, 8/1/2073		57,600	1,486
Wells Fargo & Co 7.50% (c)		63,017	$81,669	3 Month LIBOR + 3.22%
TOTAL CONVERTIBLE PREFERRED STOCKS			$81,669	Interstate Power & Light Co 5.10%, 10/9/2018		501,100	12,547
PREFERRED STOCKS - 21.64%		Shares Held Value (000's)		(c)
Banks - 5.71%				NextEra Energy Capital Holdings Inc 5.00%,		491,093	12,223
AgriBank FCB 6.88%, 1/1/2024 (c)		61,700	6,602	1/15/2073
3 Month LIBOR + 4.23%				NextEra Energy Capital Holdings Inc 5.13%,		662,215	16,569
Bank of New York Mellon Corp/The 5.20%,		136,336	3,483	11/15/2072
12/20/2018 (c)				SCE Trust V 5.45%, 3/15/2026 (c)		5,801	150
BB&T Corp 5.63%, 6/1/2021 (c)		141,800	3,702	3 Month LIBOR + 3.79%
Capital One Financial Corp 6.00%, 10/9/2018 (c)		467,867	11,940	SCE Trust VI 5.00%, 6/26/2022 (c)		401,413	9,369
Citigroup Inc	6.88%, 2/12/2019 (c)	9,618	249	Southern Co/The 5.25%, 10/1/2076		111,000	2,733
Citigroup Inc	6.88%, 11/15/2023 (c)	493,542	13,671	Southern Co/The 5.25%, 12/1/2077		555,000	13,575
3 Month LIBOR + 4.13%							$155,408
Cullen/Frost Bankers Inc 5.38%, 12/15/2018 (c)		241,889	6,062	Food - 0.49%
Goldman Sachs Group Inc/The 5.50%,		774,944	20,249	Dairy Farmers of America Inc 7.88% (d)		12,000	1,209
5/10/2023 (c)				Dairy Farmers of America Inc 7.88% (d)		232,500	26,513
3 Month LIBOR + 3.64%							$27,722
HSBC Holdings PLC 6.20%, 10/9/2018 (c)		357,831	9,254	Hand & Machine Tools - 0.52%
Huntington Bancshares Inc/OH 5.88%,		326,087	8,366	Stanley Black & Decker Inc 5.75%, 7/25/2052		1,168,104	29,763
10/15/2021 (c)				Insurance - 4.02%
Huntington Bancshares Inc/OH 6.25%,		1,050,000	27,688	Aegon NV 6.38%, 10/9/2018 (c)		138,226	3,569
4/15/2021 (c)				Allstate Corp/The 5.10%, 1/15/2053		540,300	14,010
ING Groep NV 6.13%, 10/15/2018 (c)		22,643	581	3 Month LIBOR + 3.17%
ING Groep NV 6.38%, 12/15/2018 (c)		735,812	18,896	Allstate Corp/The 6.25%, 10/15/2019 (c)		181,500	4,781
KeyCorp 6.13%, 12/15/2026 (c)		780,000	21,590	Allstate Corp/The 6.63%, 4/15/2019 (c)		380,000	9,823
3 Month LIBOR + 3.89%				American Financial Group Inc/OH 6.25%,		250,786	6,510
M&T Bank Corp 6.38%, 11/15/2018 (c)		17,852	18,031	9/30/2054
M&T Bank Corp 6.38%, 11/15/2018 (c)		11,380	11,539	Arch Capital Group Ltd 5.25%, 9/29/2021 (c)		283,500	6,818
Morgan Stanley 5.85%, 4/15/2027 (c)		347,500	9,038	Arch Capital Group Ltd 5.45%, 8/17/2022 (c)		54,104	1,341
3 Month LIBOR + 3.49%				Axis Capital Holdings Ltd 5.50%, 11/7/2021 (c)		10,287	257
Morgan Stanley 7.13%, 10/15/2023 (c)		126,282	3,634	Axis Capital Holdings Ltd 5.50%, 10/8/2018 (c)		154,159	3,854
3 Month LIBOR + 4.32%				Hartford Financial Services Group Inc/The		1,044,739	29,692
PNC Financial Services Group Inc/The 6.13%,		1,730,132	47,873	7.88%, 4/15/2042
5/1/2022 (c)				3 Month LIBOR + 5.60%
3 Month LIBOR + 4.07%				Prudential PLC 6.75%, 10/9/2018 (c)		61,531	1,618
State Street Corp 5.25%, 10/9/2018 (c)		1,421,238	35,645	Reinsurance Group of America Inc 6.20%,		577,300	15,662
State Street Corp 5.90%, 3/15/2024 (c)		241,300	6,520	9/15/2042
3 Month LIBOR + 3.11%				3 Month LIBOR + 4.37%
State Street Corp 6.00%, 12/15/2019 (c)		349,700	9,103	RenaissanceRe Holdings Ltd 5.38%, 10/9/2018		630,975	15,573
US Bancorp 6.50%, 1/15/2022 (c)		197,845	5,536	(c)
3 Month LIBOR + 4.47%				RenaissanceRe Holdings Ltd 6.08%, 10/9/2018		169,147	4,285
Valley National Bancorp 6.25%, 6/30/2025 (c)		174,760	4,666	(c)
3 Month LIBOR + 3.85%				WR Berkley Corp 5.63%, 4/30/2053		1,262,728	31,189
Webster Financial Corp 5.25%, 12/15/2022 (c)		194,856	4,766	WR Berkley Corp 5.75%, 6/1/2056		65,882	1,632
Wells Fargo & Co 5.63%, 6/15/2022 (c)		195,171	4,948	XLIT Ltd 5.46%, 10/9/2018 (c)		76,419	76,801
Wells Fargo & Co 5.85%, 9/15/2023 (c)		125,027	3,218	3 Month LIBOR + 3.12%
3 Month LIBOR + 3.09%							$227,415
Wells Fargo & Co 6.63%, 3/15/2024 (c)		236,676	6,511	REITs - 3.08%
3 Month LIBOR + 3.69%				Boston Properties Inc 5.25%, 10/9/2018 (c)		7,284	182
			$323,361	DDR Corp 6.25%, 10/9/2018 (c)		18,610	458
Diversified Financial Services - 0.07%				DDR Corp 6.38%, 6/5/2022 (c)		449,845	11,462
Charles Schwab Corp/The 6.00%, 12/1/2020 (c)		143,663	3,751	Digital Realty Trust Inc	5.88%, 10/9/2018 (c)	97,818	2,461
Electric - 2.75%				Digital Realty Trust Inc	6.35%, 8/24/2020 (c)	205,498	5,345
Alabama Power Co 5.00%, 10/1/2022 (c)		572,000	14,918	Digital Realty Trust Inc	7.38%, 3/26/2019 (c)	239,911	6,226
Dominion Energy Inc 5.25%, 7/30/2076		897,421	21,924	Federal Realty Investment Trust 5.00%,		49,250	1,205
DTE Energy Co 5.25%, 12/1/2077		320,602	7,890	9/29/2022 (c)
DTE Energy Co 5.25%, 12/1/2062		312,400	7,685	Kimco Realty Corp 5.25%, 12/20/2022 (c)		397,387	9,283
DTE Energy Co 5.38%, 6/1/2076		13,111	321	Kimco Realty Corp 5.50%, 10/9/2018 (c)		591,922	14,478
Duke Energy Corp 5.13%, 1/15/2073		360,235	9,118	Kimco Realty Corp 5.63%, 10/9/2018 (c)		7,000	174
Entergy Arkansas Inc	4.88%, 9/1/2066	10,000	246	Kimco Realty Corp 6.00%, 10/9/2018 (c)		275,790	6,950
Entergy Arkansas Inc	4.90%, 12/1/2052	241,096	5,875	National Retail Properties Inc 5.20%, 10/11/2021		121,500	2,894
Entergy Louisiana LLC 4.70%, 6/1/2063		165,100	3,919	(c)
Entergy Louisiana LLC 4.88%, 9/1/2066		25,000	612

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2018

PREFERRED STOCKS (continued)		Shares Held Value (000’s)			Principal
REITs (continued)				BONDS (continued)	Amount (000’s) Value (000’s)
National Retail Properties Inc	5.70%, 10/9/2018	2,000	$50	Banks (continued)
(c)				Bank of America Corp
Prologis Inc 8.54%, 11/13/2026 (c)		167,700	10,565	6.25%, 12/31/2049(c),(f)	$1,004	$1,059
PS Business Parks Inc 5.20%, 12/7/2022 (c)		3,332	79	3 Month LIBOR + 3.71%
PS Business Parks Inc 5.25%, 9/21/2022 (c)		57,755	1,387	6.30%, 12/31/2049(c),(f)	44,030	47,112
PS Business Parks Inc 5.70%, 10/9/2018 (c)		377,419	9,439	3 Month LIBOR + 4.55%
PS Business Parks Inc 5.75%, 10/9/2018 (c)		534,494	13,512	6.50%, 12/31/2049(c),(f)	71,285	76,899
Public Storage 4.90%, 10/14/2021 (c)		16,000	391	3 Month LIBOR + 4.17%
Public Storage 4.95%, 7/20/2021 (c)		4,000	99	Bank of New York Mellon Corp/The
Public Storage 5.05%, 8/9/2022 (c)		186,105	4,643	4.62%, 12/31/2049(c),(f)	36,577	35,205
Public Storage 5.15%, 6/2/2022 (c)		2,000	50	3 Month LIBOR + 3.13%
Public Storage 5.20%, 10/9/2018 (c)		70,407	1,755	4.95%, 12/31/2049(c),(f)	75,100	76,692
Public Storage 5.88%, 12/2/2019 (c)		237,401	6,215	3 Month LIBOR + 3.42%
Public Storage 6.00%, 6/4/2019 (c)		575,214	14,921	Bank of Nova Scotia/The
Public Storage 6.38%, 3/17/2019 (c)		130,981	3,425	4.65%, 12/31/2049(c),(f)	15,000	13,931
Senior Housing Properties Trust 5.63%, 8/1/2042		113,931	2,794	3 Month LIBOR + 2.65%
Senior Housing Properties Trust 6.25%, 2/1/2046		150,000	3,881	Barclays Bank PLC
Ventas Realty LP / Ventas Capital Corp 5.45%,		198,708	4,992	7.63%, 11/21/2022	8,000	8,675
3/15/2043				10.18%, 06/12/2021	3,000	3,446
Vornado Realty Trust 5.25%, 12/13/2022 (c)		390,261	9,159	10.18%, 06/12/2021(d)	3,460	3,974
Vornado Realty Trust 5.40%, 10/9/2018 (c)		192,362	4,748	Barclays PLC
Vornado Realty Trust 5.70%, 10/9/2018 (c)		827,575	21,194	6.63%, 12/31/2049(c),(f)	14,178	14,194
			$174,417	USSW5 Index Spread + 5.02%
Savings & Loans - 0.07%				7.75%, 12/31/2049(c),(f)	16,400	16,544
People's United Financial Inc	5.63%, 12/15/2026	94,067	2,454	USSW5 Index Spread + 4.84%
(c)				7.88%, 12/31/2049(c),(f)	3,000	3,113
3 Month LIBOR + 4.02%				USSW5 Index Spread + 6.77%
Sterling Bancorp/DE 6.50%, 10/15/2022 (c)		59,241	1,570	8.25%, 12/31/2049(c),(f)	68,658	69,476
			$4,024	USSW5 Index Spread + 6.71%
Sovereign - 1.17%				BNP Paribas SA
CoBank ACB 6.13%, 1/1/2019 (c)		8,000	802	7.00%, 12/31/2049(c),(d),(f)	2,500	2,500
CoBank ACB 6.20%, 1/1/2025 (c)		65,000	6,923	USSW5 Index Spread + 3.98%
3 Month LIBOR + 3.74%				7.19%, 06/29/2049(c),(f)	13,400	14,003
CoBank ACB 6.25%, 10/1/2022 (c)		296,500	30,836	3 Month LIBOR + 1.29%
3 Month LIBOR + 4.56%				7.20%, 06/29/2049(c),(d),(f)	32,600	34,067
Farm Credit Bank of Texas 6.75%, 9/15/2023		258,000	27,606	3 Month LIBOR + 1.29%
(c),(d)				7.37%, 12/31/2049(c),(d),(f)	100	105
3 Month LIBOR + 4.01%				USSW5 Index Spread + 5.15%
			$66,167	7.37%, 12/31/2049(c),(f)	8,000	8,424
Telecommunications - 3.76%				USSW5 Index Spread + 5.15%
Centaur Funding Corp 0.00%, 4/21/2020 (d),(e)		26,500	24,513	7.63%, 12/31/2049(c),(d),(f)	26,600	28,262
Centaur Funding Corp 9.08%, 4/21/2020 (a),(d)		100,666	111,136	USSW5 Index Spread + 6.31%
Qwest Corp 6.13%, 6/1/2053		351,895	7,942	7.63%, 12/31/2049(c),(f)	20,000	21,250
Qwest Corp 7.00%, 7/1/2052		261,489	6,605	USSW5 Index Spread + 6.31%
Qwest Corp 7.50%, 9/15/2051		60,865	1,544	BPCE SA
Telephone & Data Systems Inc	6.63%,	196,764	4,968	12.50%, 08/29/2049(c),(d),(f)	2,629	2,854
3/31/2045				3 Month LIBOR + 12.98%
Telephone & Data Systems Inc	7.00%,	1,176,514	29,883	Capital One Financial Corp
3/15/2060				5.55%, 12/31/2049(c),(f)	19,625	20,165
United States Cellular Corp 6.95%, 5/15/2060		72,489	1,849	3 Month LIBOR + 3.80%
Verizon Communications Inc	5.90%, 2/15/2054	940,059	24,122	Citigroup Capital III
			$212,562	7.63%, 12/01/2036	2,700	3,593
TOTAL PREFERRED STOCKS			$1,224,590	Citigroup Inc
		Principal		5.95%, 12/29/2049(c),(f)	24,100	24,672
BONDS- 75.44%		Amount (000's) Value (000's)		3 Month LIBOR + 4.07%
				5.95%, 12/31/2049(c),(f)	9,000	9,309
Automobile Manufacturers - 0.22%				3 Month LIBOR + 4.10%
General Motors Financial Co Inc				5.95%, 12/31/2049(c),(f)	12,457	12,687
5.75%, 12/31/2049(c),(f)		$12,700	$12,359	3 Month LIBOR + 3.91%
3 Month LIBOR + 3.60%				6.13%, 12/31/2049(c),(f)	47,300	49,452
Banks- 45.04%				3 Month LIBOR + 4.48%
Australia & New Zealand Banking Group Ltd/				6.25%, 12/31/2049(c),(f)	86,582	90,803
United Kingdom				3 Month LIBOR + 4.52%
6.75%, 12/31/2049(c),(d),(f)		5,000	5,187	Citizens Financial Group Inc
USD ICE SWAP Rate NY 5 + 5.17%				5.50%, 12/31/2049(c),(f)	7,500	7,657
6.75%, 12/31/2049(c),(f)		2,700	2,801	3 Month LIBOR + 3.96%
USD ICE SWAP Rate NY 5 + 5.17%				Cooperatieve Rabobank UA
Banco Bilbao Vizcaya Argentaria SA				11.00%, 12/29/2049(c),(d),(f)	48,647	51,505
6.13%, 12/31/2049(c),(f)		5,000	4,410	3 Month LIBOR + 10.87%
USSW5 Index Spread + 3.87%

See accompanying notes.

		Schedule of Investments
Preferred Securities Fund
August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Corestates Capital III			KeyCorp Capital III
2.88%, 02/15/2027(d)	$9,721	$9,138	7.75%, 07/15/2029	$3,500	$4,358
3 Month LIBOR + 0.57%			Lloyds Bank PLC
Countrywide Capital III			12.00%, 12/29/2049(c),(f)	51,489	62,433
8.05%, 06/15/2027	6,312	7,823	3 Month LIBOR + 11.76%
Credit Agricole SA			12.00%, 12/29/2049(c),(d),(f)	24,750	30,011
7.88%, 12/31/2049(c),(d),(f)	8,000	8,489	3 Month LIBOR + 11.76%
USSW5 Index Spread + 4.90%			Lloyds Banking Group PLC
8.38%, 12/31/2049(c),(d),(f)	42,909	44,759	6.41%, 01/29/2049(c),(d),(f)	32,174	32,496
3 Month LIBOR + 6.98%			3 Month LIBOR + 1.50%
8.38%, 12/31/2049(c),(f)	4,200	4,381	6.66%, 01/29/2049(c),(d),(f)	61,185	62,944
3 Month LIBOR + 6.98%			3 Month LIBOR + 1.27%
Credit Suisse AG			7.50%, 12/31/2049(c),(f)	47,496	49,338
6.50%, 08/08/2023(d)	29,754	31,811	USSW5 Index Spread + 4.76%
6.50%, 08/08/2023	6,000	6,415	M&T Bank Corp
Credit Suisse Group AG			5.12%, 12/31/2049(c),(f)	15,500	15,423
6.25%, 12/31/2049(c),(d),(f)	9,100	9,077	3 Month LIBOR + 3.52%
USSW5 Index Spread + 3.46%			6.45%, 12/31/2049(c),(f)	6,615	7,078
6.25%, 12/31/2049(c),(f)	1,475	1,471	3 Month LIBOR + 3.61%
USSW5 Index Spread + 3.46%			Morgan Stanley
7.50%, 12/31/2049(c),(f)	3,000	3,188	5.55%, 12/31/2049(c),(f)	8,500	8,766
USSW5 Index Spread + 4.60%			3 Month LIBOR + 3.81%
7.50%, 12/31/2049(c),(d),(f)	72,040	76,542	Nordea Bank AB
USSW5 Index Spread + 4.60%			5.50%, 12/31/2049(c),(f)	1,200	1,199
Dresdner Funding Trust I			USD ICE SWAP Rate NY 5 + 3.56%
8.15%, 06/30/2031(d)	2,000	2,461	6.13%, 12/31/2049(c),(f)	1,800	1,771
8.15%, 06/30/2031	17,082	21,022	USSW5 Index Spread + 3.39%
First Maryland Capital I			6.13%, 12/31/2049(c),(d),(f)	42,131	41,448
3.34%, 01/15/2027	2,000	1,891	USSW5 Index Spread + 3.39%
3 Month LIBOR + 1.00%			Northern Trust Corp
First Union Capital II			4.60%, 12/31/2049(c),(f)	4,400	4,312
7.95%, 11/15/2029	3,700	4,644	3 Month LIBOR + 3.20%
Goldman Sachs Group Inc/The			NTC Capital I
5.70%, 12/31/2049(c),(f)	39,795	40,347	2.86%, 01/15/2027	3,000	2,824
3 Month LIBOR + 3.88%			3 Month LIBOR + 0.52%
HBOS Capital Funding LP			PNC Financial Services Group Inc/The
6.85%, 03/29/2049(c)	7,000	7,060	6.75%, 07/29/2049(c),(f)	44,035	47,877
HSBC Capital Funding Dollar 1 LP			3 Month LIBOR + 3.68%
10.18%, 12/29/2049(c),(f)	15,200	22,648	RBS Capital Trust II
3 Month LIBOR + 4.98%			6.43%, 12/29/2049(c),(f)	2,750	3,245
10.18%, 12/29/2049(c),(d),(f)	41,800	62,282	3 Month LIBOR + 1.94%
3 Month LIBOR + 4.98%			Royal Bank of Scotland Group PLC
HSBC Holdings PLC			4.65%, 03/29/2049(c)	1,900	1,780
6.00%, 12/31/2049(c),(f)	20,100	19,473	3 Month LIBOR + 2.32%
USD ICE SWAP Rate NY 5 + 3.75%			7.50%, 12/31/2049(c),(f)	45,281	46,408
6.50%, 12/31/2049(c),(f)	10,700	10,473	USSW5 Index Spread + 5.80%
USD ICE SWAP Rate NY 5 + 3.61%			7.65%, 08/29/2049(c),(f)	28,946	35,857
6.87%, 12/31/2049(c),(f)	39,600	41,233	3 Month LIBOR + 2.50%
USD ICE SWAP Rate NY 5 + 5.51%			8.00%, 12/31/2049(c),(f)	6,825	7,235
ING Groep NV			USSW5 Index Spread + 5.72%
6.50%, 12/31/2049(c),(f)	32,000	31,082	8.62%, 12/29/2049(c),(f)	8,000	8,563
USSW5 Index Spread + 4.45%			USSW5 Index Spread + 7.60%
JPMorgan Chase & Co			Skandinaviska Enskilda Banken AB
5.30%, 12/31/2049(c),(f)	14,800	15,115	5.63%, 12/31/2049(c),(f)	2,000	1,932
3 Month LIBOR + 3.80%			USSW5 Index Spread + 3.49%
5.81%, 04/29/2049(c)	65,637	66,096	5.75%, 12/31/2049(c),(f)	18,100	18,123
3 Month LIBOR + 3.47%			USSW5 Index Spread + 3.85%
6.00%, 12/31/2049(c),(f)	4,609	4,804	Societe Generale SA
3 Month LIBOR + 3.30%			6.75%, 12/31/2049(c),(d),(f)	6,150	5,819
6.10%, 12/31/2049(c),(f)	20,700	21,554	USSW5 Index Spread + 3.93%
3 Month LIBOR + 3.33%			6.75%, 12/31/2049(c),(f)	8,300	7,854
6.13%, 12/31/2049(c),(f)	22,000	22,880	USSW5 Index Spread + 3.93%
3 Month LIBOR + 3.33%			7.38%, 12/31/2049(c),(d),(f)	14,000	14,630
6.75%, 12/31/2049(c),(f)	137,707	151,574	USSW5 Index Spread + 6.24%
3 Month LIBOR + 3.78%			7.88%, 12/31/2049(c),(f)	14,000	14,700
KeyCorp			USSW5 Index Spread + 4.98%
5.00%, 12/31/2049(c),(f)	20,101	19,825
3 Month LIBOR + 3.61%

See accompanying notes.

Schedule of Investments Preferred Securities Fund August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Electric (continued)
Societe Generale SA (continued)			Enel SpA
8.00%, 12/31/2049(c),(d),(f)	$16,800	$17,913	8.75%, 09/24/2073(d),(f)	$43,300	$47,197
USD ICE SWAP Rate NY 5 + 5.87%			USSW5 Index Spread + 5.88%
8.25%, 12/31/2049(c),(f)	64,750	65,415	NextEra Energy Capital Holdings Inc
USSW5 Index Spread + 6.39%			4.40%, 10/01/2066	23,474	22,652
Standard Chartered PLC			3 Month LIBOR + 2.07%
7.01%, 07/29/2049(c),(d),(f)	41,500	43,056	4.47%, 06/15/2067	8,920	8,575
3 Month LIBOR + 1.46%			3 Month LIBOR + 2.13%
7.01%, 07/29/2049(c),(f)	25,600	26,560	4.80%, 12/01/2077(f)	3,100	2,926
3 Month LIBOR + 1.46%			3 Month LIBOR + 2.41%
7.50%, 12/31/2049(c),(d),(f)	17,700	18,275	PPL Capital Funding Inc
USSW5 Index Spread + 6.30%			5.00%, 03/30/2067	15,375	15,196
7.75%, 12/31/2049(c),(d),(f)	11,000	11,399	3 Month LIBOR + 2.67%
USSW5 Index Spread + 5.72%			Southern Co/The
SunTrust Banks Inc			5.50%, 03/15/2057(f)	6,500	6,645
5.63%, 12/31/2049(c),(f)	4,400	4,516	3 Month LIBOR + 3.63%
3 Month LIBOR + 3.86%					$163,082
SunTrust Capital I			Food- 0.17%
2.98%, 05/15/2027	10,900	10,197	Dairy Farmers of America Inc
3 Month LIBOR + 0.67%			7.13%, 12/31/2049(c),(d)	8,700	9,592
Svenska Handelsbanken AB			Gas- 0.32%
5.25%, 12/31/2049(c),(f)	42,000	40,950	NiSource Inc
USSW5 Index Spread + 3.34%			5.65%, 12/31/2049(c),(d),(f)	17,900	18,124
Swedbank AB			U.S. Treasury 5-Year Note + 2.84%
6.00%, 12/31/2049(c),(f)	5,200	5,229	Hand & Machine Tools - 0.22%
USSW5 Index Spread + 4.11%			Stanley Black & Decker Inc
UBS Group Funding Switzerland AG			5.75%, 12/15/2053(f)	12,250	12,265
6.87%, 12/31/2049(c),(f)	12,078	12,505	3 Month LIBOR + 4.30%
USD ICE SWAP Rate NY 5 + 5.50%
6.88%, 12/31/2049(c),(f)	15,233	15,565	Insurance - 21.76%
USSW5 Index Spread + 4.59%			ACE Capital Trust II
7.00%, 12/31/2049(c),(f)	20,700	21,968	9.70%, 04/01/2030	14,970	21,033
USSW5 Index Spread + 4.87%			AG Insurance SA
7.13%, 12/31/2049(c),(f)	1,757	1,810	6.75%, 03/29/2049(c),(f)	28,200	28,527
USSW5 Index Spread + 5.46%			USSW6 Index Spread + 5.43%
UniCredit SpA			AIG Life Holdings Inc
8.00%, 12/31/2049(c),(f)	13,400	12,275	8.50%, 07/01/2030	31,200	39,000
USSW5 Index Spread + 5.18%			Allstate Corp/The
US Bancorp			5.75%, 08/15/2053(f)	8,254	8,605
5.12%, 12/31/2049(c),(f)	21,400	22,015	3 Month LIBOR + 2.94%
3 Month LIBOR + 3.49%			6.50%, 05/15/2067(f)	12,505	13,943
USB Realty Corp			3 Month LIBOR + 2.12%
3.49%, 12/29/2049(c),(d)	1,500	1,350	American International Group Inc
3 Month LIBOR + 1.15%			5.75%, 04/01/2048(f)	19,500	19,159
Wells Fargo & Co			3 Month LIBOR + 2.87%
5.87%, 12/31/2049(c),(f)	50,300	53,004	8.18%, 05/15/2068(f)	7,500	9,450
3 Month LIBOR + 3.99%			3 Month LIBOR + 4.20%
6.11%, 12/31/2049(c)	86,100	87,211	Aon Corp
3 Month LIBOR + 3.77%			8.21%, 01/01/2027	4,500	5,512
Westpac Banking Corp/New Zealand			Aquarius & Investments Plc for Swiss
5.00%, 12/31/2049(c),(f)	6,100	5,474	Reinsurance Co Ltd
USD ICE SWAP Rate NY 5 + 2.89%			6.37%, 09/01/2024(f)	14,600	14,929
		$2,548,695	USSW5 Index Spread + 5.21%
			Argentum Netherlands BV for Swiss Re Ltd
Diversified Financial Services - 0.97%			5.63%, 08/15/2052(f)	19,600	19,576
Charles Schwab Corp/The			3 Month LIBOR + 3.78%
7.00%, 02/28/2049(c),(f)	28,358	31,123	5.75%, 08/15/2050(f)	19,400	19,691
3 Month LIBOR + 4.82%			3 Month LIBOR + 3.59%
Depository Trust & Clearing Corp/The			AXA SA
4.88%, 12/31/2049(c),(d),(f)	1,850	1,878	6.38%, 12/29/2049(c),(d),(f)	27,793	29,600
3 Month LIBOR + 3.17%			3 Month LIBOR + 2.26%
National Rural Utilities Cooperative Finance Corp			8.60%, 12/15/2030	13,565	17,635
5.25%, 04/20/2046(f)	21,300	21,883	Catlin Insurance Co Ltd
3 Month LIBOR + 3.63%			5.32%, 07/29/2049(c),(d)	46,336	45,757
		$54,884	3 Month LIBOR + 2.98%
Electric - 2.88%			Dai-ichi Life Insurance Co Ltd/The
Emera Inc			7.25%, 12/29/2049(c),(d),(f)	13,250	14,343
6.75%, 06/15/2076(f)	56,495	59,891	3 Month LIBOR + 4.56%
3 Month LIBOR + 5.44%

See accompanying notes.

Schedule of Investments Preferred Securities Fund August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Insurance (continued)
Everest Reinsurance Holdings Inc			XLIT Ltd
4.70%, 05/01/2067	$32,820	$32,410	4.80%, 12/31/2049(c)	$14,350	$14,100
3 Month LIBOR + 2.39%			3 Month LIBOR + 2.46%
Great-West Life & Annuity Insurance Capital LP					$1,230,959
6.63%, 11/15/2034(d)	7,000	8,234	Mining - 0.48%
Hartford Financial Services Group Inc/The			BHP Billiton Finance USA Ltd
4.44%, 02/12/2067(d)	10,885	10,177	6.75%, 10/19/2075(d),(f)	25,042	27,484
3 Month LIBOR + 2.13%			USSW5 Index Spread + 5.09%
Legal & General Group PLC			Pipelines - 1.70%
5.25%, 03/21/2047(f)	35,154	33,754	Enbridge Inc
USSW5 Index Spread + 3.69%			6.25%, 03/01/2078(f)	13,298	12,916
Liberty Mutual Group Inc			3 Month LIBOR + 3.64%
5.25%, 03/07/2067(d)	12,738	12,483	Enterprise Products Operating LLC
3 Month LIBOR + 2.91%			5.25%, 08/16/2077(f)	40,800	38,556
7.80%, 03/07/2087(d)	71,940	84,889	3 Month LIBOR + 3.03%
Liberty Mutual Insurance Co			5.38%, 02/15/2078(f)	5,000	4,685
7.70%, 10/15/2097(d)	20,025	27,140	3 Month LIBOR + 2.57%
Lincoln National Corp			TransCanada PipeLines Ltd
4.39%, 04/20/2067	54,947	50,634	4.52%, 05/15/2067	8,461	7,847
3 Month LIBOR + 2.04%			3 Month LIBOR + 2.21%
4.67%, 05/17/2066	13,109	12,419	Transcanada Trust
3 Month LIBOR + 2.36%			5.63%, 05/20/2075(f)	3,800	3,781
Meiji Yasuda Life Insurance Co			3 Month LIBOR + 3.53%
5.10%, 04/26/2048(d),(f)	13,800	14,024	5.87%, 08/15/2076(f)	27,800	28,356
USD ICE SWAP Rate NY 5 + 3.15%			3 Month LIBOR + 4.64%
5.20%, 10/20/2045(d),(f)	10,000	10,225			$96,141
USSW5 Index Spread + 4.23%			Sovereign - 0.36%
MetLife Capital Trust IV			CoBank ACB
7.88%, 12/15/2067(d)	19,020	23,585	6.25%, 12/31/2049(c),(f)	16,400	17,384
MetLife Inc			3 Month LIBOR + 4.66%
6.40%, 12/15/2066	10,770	11,497	Farm Credit Bank of Texas
9.25%, 04/08/2068(d)	48,075	65,382	6.20%, 12/31/2049(c),(d),(f)	3,000	3,045
10.75%, 08/01/2069	50,223	77,343	3 Month LIBOR + 3.22%
Mitsui Sumitomo Insurance Co Ltd					$20,429
7.00%, 03/15/2072(d),(f)	10,700	11,661
3 Month LIBOR + 5.90%			Telecommunications - 0.55%
MMI Capital Trust I			Koninklijke KPN NV
7.63%, 12/15/2027	1,073	1,287	7.00%, 03/28/2073(d),(f)	13,126	13,979
Nationwide Financial Services Inc			USSW10 Index Spread + 5.33%
6.75%, 05/15/2087	79,015	86,126	7.00%, 03/28/2073(f)	16,000	17,040
Nippon Life Insurance Co			USSW10 Index Spread + 5.33%
4.70%, 01/20/2046(d),(f)	5,000	4,963			$31,019
USD ICE SWAP Rate NY 5 + 3.75%			Transportation - 0.77%
5.10%, 10/16/2044(d),(f)	27,300	27,832	BNSF Funding Trust I
USD ICE SWAP Rate NY 5 + 3.65%			6.61%, 12/15/2055(f)	38,509	43,515
Progressive Corp/The			3 Month LIBOR + 2.35%
5.38%, 12/31/2049(c),(f)	6,750	6,733	TOTAL BONDS		$4,268,548
3 Month LIBOR + 2.54%			TOTAL PURCHASED OPTIONS - 0.01%		$406
Provident Financing Trust I			Total Investments	$5,575,684
7.41%, 03/15/2038	32,650	35,768	Other Assets and Liabilities - 1.46%		$82,334
Prudential Financial Inc			TOTAL NET ASSETS - 100.00%	$5,658,018
5.63%, 06/15/2043(f)	66,965	70,027
3 Month LIBOR + 3.92%			(a)	Affiliated Security. Security is either an affiliate (and registered under the
5.88%, 09/15/2042(f)	20,401	21,727		Investment Company Act of 1940) or an affiliate as defined by the Investment
3 Month LIBOR + 4.18%				Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Reinsurance Group of America Inc				voting shares of the security). Please see affiliated sub-schedule for
5.01%, 12/15/2065	26,423	26,258	transactional information.
3 Month LIBOR + 2.67%			(b) Current yield shown is as of period end.
Sompo Japan Nipponkoa Insurance Inc			(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
5.33%, 03/28/2073(d),(f)	60,300	62,561		but they may be called by the issuer at an earlier date.
3 Month LIBOR + 4.27%			(d)	Security exempt from registration under Rule 144A of the Securities Act of
Sumitomo Life Insurance Co				1933. These securities may be resold in transactions exempt from registration,
6.50%, 09/20/2073(d),(f)	15,500	16,834		normally to qualified institutional buyers. At the end of the period, the value of
3 Month LIBOR + 4.44%				these securities totaled $1,434,320 or 25.35% of net assets.
Voya Financial Inc			(e) Non-income producing security
5.65%, 05/15/2053(f)	64,126	64,126	(f)	Rate shown is the rate in effect as of period end. The rate may be based on a
3 Month LIBOR + 3.58%			fixed rate, variable rate, or floating rate.

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
August 31, 2018

Portfolio Summary (unaudited)
Sector				Percent
Financial				82.16%
Utilities				5.95%
Communications				4.31%
Energy				1.70%
Government				1.53%
Industrial				1.51%
Consumer, Non-cyclical				0.66%
Basic Materials				0.48%
Consumer, Cyclical				0.22%
Investment Companies				0.01%
Purchased Options				0.01%
Other Assets and Liabilities				1.46%
TOTAL NET ASSETS		100.00%

Affiliated Securities		August 31, 2017				Purchases	Sales	August 31, 2018
		Value				Cost	Proceeds			Value
Centaur Funding Corp 9.08%, 04/21/2020		$116,300		$		— $	— $			111,136
Principal Government Money Market Fund 1.84%		—			764,772		764,301			471
		$116,300			$764,772		$764,301 $			111,607

				Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income		on Investments		Capital Gain Distributions		Gain/Loss
Centaur Funding Corp 9.08%, 04/21/2020		$9,140	$		— $		— $			(5,164)
Principal Government Money Market Fund 1.84%		910			—		—			—
		$10,050	$		— $		— $			(5,164)
Amounts in thousands

Options

							Upfront			Unrealized
		Contracts/					Payments/	Appreciation/
Purchased Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price	Expiration Date	(Receipts)	Fair Value (Depreciation)
Call - US Long Bond 1st W Future;	N/A	1,000		$1,000	$146.00	09/10/2018	$50	$47		$(3)
December 2018
Put - US Long Bond Future;	N/A	1,000		$1,000	$144.00	09/10/2018	335	359		24
December 2018
Total							$385	$406		$21
							Upfront			Unrealized
		Contracts/					Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price	Expiration Date	(Receipts)	Fair Value (Depreciation)
Call - US Long Bond 1st W Future;	N/A	1,000		$1,000	$145.00	09/10/2018	$(188)	$(172	)$	16
December 2018
Put - US Long Bond Future;	N/A	1,000		$1,000	$145.00	09/10/2018	(921)	(953)		(32)
December 2018
Total							$(1,109)	$(1,125	)$	(16)
Amounts in thousands except contracts/shares.

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
August 31, 2018

INVESTMENT COMPANIES - 2.34%	Shares Held Value (000's)				Principal
Money Market Funds - 2.34%			BONDS (continued)		Amount (000’s) Value (000’s)
Principal Government Money Market Fund	4,394,889	$4,395	Commercial Mortgage Backed Securities (continued)
1.84%(a),(b)			COMM 2015-LC23 Mortgage Trust
TOTAL INVESTMENT COMPANIES		$4,395	3.80%, 10/10/2048(c),(d)		$2,000	$1,866
	Principal		4.80%, 10/10/2048(c)		1,000	998
BONDS - 95.11%	Amount (000's) Value (000's)		COMM 2016-DC2 Mortgage Trust
Commercial Mortgage Backed Securities - 89.48%			3.77%, 02/10/2049		6,000	6,058
Banc of America Commercial Mortgage Trust			COMM 2018-COR3 Mortgage Trust
2008-1			4.23%, 05/10/2051		5,000	5,196
6.79%, 02/10/2051(c)	$86	$86	4.71%, 05/10/2051(c)		3,115	3,150
6.79%, 02/10/2051(c),(d)	761	26	Credit Suisse Commercial Mortgage Trust Series
Banc of America Commercial Mortgage Trust			2007-	C1
2015-UBS7			5.42%, 02/15/2040		1,077	1,088
4.51%, 09/15/2048(c)	1,080	1,106	CSAIL 2017-CX10 Commercial Mortgage Trust
Banc of America Commercial Mortgage Trust			0.87%, 11/15/2050(c),(e)		17,655	906
2016-UBS10			Freddie Mac Multifamily Structured Pass
2.15%, 07/15/2049(c),(e)	8,924	871	Through Certificates
Banc of America Commercial Mortgage Trust			0.43%, 01/25/2028(c),(e)		49,967	1,333
2017-BNK3			1.08%, 08/25/2023(c),(e)		71,265	2,734
1.29%, 02/15/2050(c),(e)	24,276	1,700	1.26%, 01/25/2021(c),(e)		19,459	424
3.25%, 02/15/2050(d)	2,375	1,951	3.01%, 07/25/2025		5,000	4,947
BANK 2017-BNK4			GS Mortgage Securities Trust 2010-C1
3.36%, 05/15/2050(d)	2,500	2,105	1.50%, 08/10/2043(c),(d),(e)		24,118	507
BENCHMARK 2018-B1 Mortgage Trust			GS Mortgage Securities Trust 2011-GC3
2.75%, 01/15/2051(d)	1,000	798	0.82%, 03/10/2044(c),(d),(e)		21,972	294
BENCHMARK 2018-B2 Mortgage Trust			GS Mortgage Securities Trust 2013-GCJ14
0.57%, 02/15/2051(c),(e)	46,909	1,401	4.92%, 08/10/2046(c),(d)		4,750	4,562
1.50%, 02/15/2051(c),(d),(e)	5,181	579	GS Mortgage Securities Trust 2014-GC22
BENCHMARK 2018-B3 Mortgage Trust			1.15%, 06/12/2047(c),(e)		17,631	715
1.50%, 04/10/2051(c),(d),(e)	3,680	414	4.85%, 06/10/2047(c)		3,225	3,238
3.06%, 04/10/2051(d)	2,000	1,720	GS Mortgage Securities Trust 2015-GC28
BENCHMARK 2018-B4			3.14%, 02/10/2048		5,000	4,896
4.12%, 07/15/2051	2,500	2,594	GS Mortgage Securities Trust 2015-GC34
CD 2017-CD3 Mortgage Trust			4.47%, 10/10/2048(c)		2,000	2,045
1.19%, 02/10/2050(c),(e)	28,789	1,952	GS Mortgage Securities Trust 2016-GS2
4.71%, 02/10/2050(c)	3,000	3,051	3.76%, 05/10/2049(c)		2,500	2,464
CD 2017-CD4 Mortgage Trust			JP Morgan Chase Commercial Mortgage
3.30%, 05/10/2050(d)	3,779	3,177	Securities Trust 2010-C1
CFCRE Commercial Mortgage Trust 2011-C2			5.95%, 06/15/2043(d)		1,500	1,519
1.34%, 12/15/2047(c),(d),(e)	7,446	191	JP Morgan Chase Commercial Mortgage
Citigroup Commercial Mortgage Trust			Securities Trust 2011-C5
2013-GC15			5.58%, 08/15/2046(c),(d)		1,200	1,249
5.33%, 09/10/2046(c),(d)	2,010	1,991	JPMBB Commercial Mortgage Securities Trust
Citigroup Commercial Mortgage Trust 2016-C1			2013-C15
2.08%, 05/10/2049(c),(e)	28,300	3,135	5.25%, 11/15/2045(c),(d)		2,500	2,500
3.51%, 05/10/2049	2,500	2,429	JPMBB Commercial Mortgage Securities Trust
4.12%, 05/10/2049	2,500	2,520	2014-C19
Citigroup Commercial Mortgage Trust			4.81%, 04/15/2047(c)		2,500	2,524
2016-GC36			JPMBB Commercial Mortgage Securities Trust
3.62%, 02/10/2049	5,000	5,007	2014-C21
Citigroup Commercial Mortgage Trust 2017-C4			1.19%, 08/15/2047(c),(e)		24,712	1,153
4.10%, 10/12/2050(c)	3,000	3,017	JPMBB Commercial Mortgage Securities Trust
COMM 2006-C8 Mortgage Trust			2014-C24
5.38%, 12/10/2046	42	42	4.04%, 11/15/2047(c),(d)		1,000	878
COMM 2013-CCRE11 Mortgage Trust			4.12%, 11/15/2047(c)		2,500	2,522
1.27%, 08/10/2050(c),(e)	25,533	945	JPMCC Commercial Mortgage Securities Trust
COMM 2013-CCRE6 Mortgage Trust			2017-JP6
1.21%, 03/10/2046(c),(e)	9,927	310	4.75%, 07/15/2050(c),(d)		4,000	3,856
COMM 2014-CCRE17 Mortgage Trust			JPMDB Commercial Mortgage Securities Trust
4.96%, 05/10/2047(c),(d)	1,600	1,460	2017-	C5
Comm 2014-UBS2 Mortgage Trust			1.17%, 03/15/2050(c),(e)		24,825	1,573
4.20%, 03/10/2047	1,000	1,018	LB Commercial Mortgage Trust 2007-C3
COMM 2014-UBS3 Mortgage Trust			6.09%, 07/15/2044(c)		395	401
4.94%, 06/10/2047(c)	1,000	996	Morgan Stanley Bank of America Merrill Lynch
COMM 2014-UBS5 Mortgage Trust			Trust 2013-C9
3.50%, 09/10/2047(d)	1,000	811	3.71%, 05/15/2046(c)		1,670	1,660
COMM 2015-LC19 Mortgage Trust			4.26%, 05/15/2046(c),(d)		4,000	3,765
2.87%, 02/10/2048(d)	1,000	861	Morgan Stanley Bank of America Merrill Lynch
			Trust 2014-C14
			1.31%, 02/15/2047(c),(e)		22,377	672

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund August 31, 2018

		Principal			Principal
BONDS (continued)		Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch				WFRBS Commercial Mortgage Trust 2014-C20
Trust 2014-C15				3.99%, 05/15/2047(d)	$2,500	$2,012
1.23%, 04/15/2047(c),(e)		$56,742	$2,238			$167,707
5.05%, 04/15/2047(c)		1,000	1,023	REITs - 5.63%
Morgan Stanley Bank of America Merrill Lynch				American Campus Communities Operating
Trust 2014-C16				Partnership LP
4.91%, 06/15/2047(c),(d)		1,250	1,122	4.13%, 07/01/2024	2,500	2,503
Morgan Stanley Bank of America Merrill Lynch				HCP Inc
Trust 2015-C20				2.63%, 02/01/2020	2,500	2,482
4.16%, 02/15/2048		1,000	1,001	Hospitality Properties Trust
Morgan Stanley Bank of America Merrill Lynch				5.00%, 08/15/2022	1,000	1,032
Trust 2015-C25				Select Income REIT
1.28%, 10/15/2048(c),(e)		29,462	1,710	3.60%, 02/01/2020	2,000	1,992
Morgan Stanley Bank of America Merrill Lynch				VEREIT Operating Partnership LP
Trust 2015-C26				4.13%, 06/01/2021	2,500	2,532
3.53%, 10/15/2048		1,000	997			$10,541
Morgan Stanley Bank of America Merrill Lynch				TOTAL BONDS		$178,248
Trust 2016-C28				Total Investments		$182,643
3.95%, 01/15/2049		6,000	5,985	Other Assets and Liabilities - 2.55%		$4,778
Morgan Stanley Bank of America Merrill Lynch				TOTAL NET ASSETS - 100.00%		$187,421
Trust 2017-C33
1.60%, 05/15/2050(c),(e)		23,963	1,942
Morgan Stanley Capital I 2017-HR2				(a)	Affiliated Security. Security is either an affiliate (and registered under the
2.73%, 12/15/2050		1,900	1,532	Investment Company Act of 1940) or an affiliate as defined by the Investment
Morgan Stanley Capital I Trust 2016-UB11				Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
3.50%, 08/15/2049(c),(d)		5,000	4,278	voting shares of the security). Please see affiliated sub-schedule for
Morgan Stanley Capital I Trust 2016-UBS12				transactional information.
4.29%, 12/15/2049(c)		2,000	1,933	(b) Current yield shown is as of period end.
Morgan Stanley Capital I Trust 2016-UBS9				(c)	Certain variable rate securities are not based on a published reference rate
4.70%, 03/15/2049(c)		500	503	and spread but are determined by the issuer or agent and are based on current
SG Commercial Mortgage Securities Trust				market conditions. These securities do not indicate a reference rate and
2016-	C5			spread in their description. Rate shown is the rate in effect as of period end.
2.17%, 10/10/2048(c),(e)		13,729	1,456	(d)	Security exempt from registration under Rule 144A of the Securities Act of
UBS-Barclays Commercial Mortgage Trust				1933. These securities may be resold in transactions exempt from registration,
2012-	C3			normally to qualified institutional buyers. At the end of the period, the value of
5.21%, 08/10/2049(c),(d)		1,162	1,183	these securities totaled $51,538 or 27.50% of net assets.
UBS-Barclays Commercial Mortgage Trust				(e) Security is an Interest Only Strip.
2012-	C4
1.79%, 12/10/2045(c),(d),(e)		8,346	451	Portfolio Summary (unaudited)
4.63%, 12/10/2045(c),(d)		1,000	893	Sector		Percent
UBS-Barclays Commercial Mortgage Trust				Mortgage Securities		89.48%
2013-	C5			Financial		5.63%
4.21%, 03/10/2046(c),(d)		2,280	2,249	Investment Companies		2.34%
Wells Fargo Commercial Mortgage Trust				Other Assets and Liabilities		2.55%
2015-C31				TOTAL NET ASSETS		100.00%
3.70%, 11/15/2048		2,000	2,018
Wells Fargo Commercial Mortgage Trust
2015-LC22
1.03%, 09/15/2058(c),(e)		21,262	974
Wells Fargo Commercial Mortgage Trust
2015-NXS1
4.24%, 05/15/2048(c)		3,180	2,867
Wells Fargo Commercial Mortgage Trust
2015-NXS3
4.64%, 09/15/2057(c)		3,000	2,912
Wells Fargo Commercial Mortgage Trust
2016-C34
2.33%, 06/15/2049(c),(e)		7,833	860
Wells Fargo Commercial Mortgage Trust
2016-NXS5
5.01%, 01/15/2059(c)		1,750	1,856
WFRBS Commercial Mortgage Trust 2013-C11
1.36%, 03/15/2045(c),(d),(e)		20,072	852
WFRBS Commercial Mortgage Trust 2013-C12
1.42%, 03/15/2048(c),(d),(e)		30,918	1,418
WFRBS Commercial Mortgage Trust 2013-C17
1.57%, 12/15/2046(c),(e)		32,950	1,485

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
August 31, 2018

Affiliated Securities	August 31, 2017		Purchases		Sales	August 31, 2018
		Value	Cost		Proceeds	Value
Principal Government Money Market Fund 1.84%$		— $		56,862	$52,467		$4,395
$		— $		56,862	$52,467		$4,395

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.84%$	47	$ —	$		— $		—
	$47	$ —	$		— $		—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
August 31, 2018

COMMON STOCKS - 98.53%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.16%			Insurance - 6.40%
MSA Safety Inc	325,539	$32,909	Arthur J Gallagher & Co	356,852	$25,743
Airlines - 2.90%			Assured Guaranty Ltd	1,343,782	54,746
Alaska Air Group Inc	720,695	48,640	Beazley PLC	2,700,545	20,864
Hawaiian Holdings Inc	816,094	33,868	Fidelity National Financial Inc	905,410	36,307
		$82,508	James River Group Holdings Ltd	1,085,791	44,463
Automobile Manufacturers - 2.43%					$182,123
NFI Group Inc	1,762,699	69,279	Investment Companies - 1.12%
Automobile Parts & Equipment - 4.89%			Oaktree Capital Group LLC	784,570	31,893
Adient PLC	1,203,144	52,084	Leisure Products & Services - 2.25%
Autoliv Inc	534,457	47,615	Acushnet Holdings Corp	1,627,600	44,027
Linamar Corp	899,421	39,547	LCI Industries	214,271	19,916
		$139,246			$63,943
Banks - 10.30%			Machinery - Diversified - 2.54%
Bank OZK	1,493,938	60,445	Albany International Corp	226,271	17,457
BOK Financial Corp	283,349	29,057	IDEX Corp	98,946	15,159
Cullen/Frost Bankers Inc	365,718	40,555	Nordson Corp	285,115	39,637
East West Bancorp Inc	536,857	34,031			$72,253
Hope Bancorp Inc	1,658,183	29,035	Media - 0.59%
PacWest Bancorp	1,365,840	68,961	Entercom Communications Corp	2,156,465	16,928
Washington Trust Bancorp Inc	520,698	31,242	Miscellaneous Manufacturers - 1.64%
		$293,326	Crane Co	397,531	36,287
Chemicals - 3.89%			Donaldson Co Inc	205,848	10,416
Albemarle Corp	154,857	14,792			$46,703
HB Fuller Co	638,296	36,376	Oil & Gas - 2.09%
Huntsman Corp	1,229,338	37,483	HollyFrontier Corp	80,778	6,020
RPM International Inc	326,958	22,070	Vermilion Energy Inc	1,687,626	53,590
		$110,721			$59,610
Coal - 0.91%			Packaging & Containers - 0.90%
Alliance Resource Partners LP	1,289,009	25,909	Packaging Corp of America	233,087	25,621
Commercial Services - 2.54%			Pipelines - 4.20%
Travelport Worldwide Ltd	3,889,089	72,220	EnLink Midstream Partners LP	3,155,935	56,176
Computers - 1.56%			Phillips 66 Partners LP	280,929	14,456
Leidos Holdings Inc	626,796	44,358	Targa Resources Corp	890,176	49,022
Consumer Products - 1.02%					$119,654
Avery Dennison Corp	277,338	29,170	Private Equity - 0.38%
Distribution & Wholesale - 1.44%			Hercules Capital Inc	800,624	10,824
KAR Auction Services Inc	653,812	40,988	REITs - 14.27%
Diversified Financial Services - 2.64%			Agree Realty Corp	315,381	17,999
BGC Partners Inc	6,050,459	75,147	CyrusOne Inc	756,366	50,646
Electric - 5.79%			EastGroup Properties Inc	159,252	15,491
ALLETE Inc	495,449	37,198	EPR Properties	997,868	70,030
Alliant Energy Corp	1,151,618	49,335	Four Corners Property Trust Inc	460,547	12,407
Evergy Inc	865,897	49,400	Medical Properties Trust Inc	4,533,471	68,229
Fortis Inc/Canada	456,723	14,944	National Health Investors Inc	290,064	22,988
PNM Resources Inc	358,122	13,949	National Retail Properties Inc	452,528	20,857
		$164,826	Omega Healthcare Investors Inc	1,981,128	65,476
Electrical Components & Equipment - 2.62%			Pebblebrook Hotel Trust	271,277	10,474
Energizer Holdings Inc	176,335	11,213	Ramco-Gershenson Properties Trust	1,682,898	23,493
Hubbell Inc	111,228	14,055	Tanger Factory Outlet Centers Inc	1,175,869	28,291
Littelfuse Inc	221,130	49,436			$406,381
		$74,704	Semiconductors - 2.62%
Electronics - 0.47%			Kulicke & Soffa Industries Inc	789,837	20,370
Garmin Ltd	197,519	13,459	MKS Instruments Inc	583,285	54,187
					$74,557
Food - 4.00%			Software - 1.34%
B&G Foods Inc	2,650,168	84,673
Ingredion Inc	289,492	29,259	Broadridge Financial Solutions Inc	93,871	12,686
		$113,932	j2 Global Inc	307,332	25,376
					$38,062
Hand & Machine Tools - 2.97%			Supranational Bank - 1.05%
Lincoln Electric Holdings Inc	218,617	20,585
Snap-on Inc	361,214	63,855	Banco Latinoamericano de Comercio Exterior SA	1,452,930	30,032
		$84,440	Telecommunications - 0.70%
Healthcare - Products - 3.57%			Consolidated Communications Holdings Inc	1,686,821	19,921
STERIS PLC	588,722	67,362	Toys, Games & Hobbies - 1.34%
Teleflex Inc	137,987	34,142	Hasbro Inc	382,906	38,025
		$101,504	TOTAL COMMON STOCKS		$2,805,176

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund August 31, 2018

INVESTMENT COMPANIES - 1.33%	Shares Held Value (000's)
Money Market Funds - 1.33%
Principal Government Money Market Fund	37,730,550	$37,731
1.84%(a),(b)
TOTAL INVESTMENT COMPANIES		$37,731
Total Investments	$2,842,907
Other Assets and Liabilities - 0.14%		$3,870
TOTAL NET ASSETS - 100.00%	$2,846,777

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	35.11%
Consumer, Cyclical	15.25%
Industrial	12.30%
Consumer, Non-cyclical	11.13%
Energy	7.20%
Utilities	5.79%
Technology	5.52%
Basic Materials	3.89%
Investment Companies	1.33%
Communications	1.29%
Government	1.05%
Other Assets and Liabilities	0.14%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales	August 31, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 1.84%$	— $			647,010	$609,279		$37,731
$	— $			647,010	$609,279		$37,731

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.84%$	501	$	— $		— $		—
	$501	$	— $		— $		—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments

August 31, 2018

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes.

(This page intentionally left blank)

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
BLUE CHIP FUND
Class A shares
2018		$19.91	($0.07)	$5.24	$5.17	$–	($0.59)	($0.59)	$24.49
2017		16.85	0.07	3.08	3.15	–	(0.09)	(0.09)	19.91
2016		15.52	(0.04)	1.69	1.65	(0.01)	(0.31)	(0.32)	16.85
2015		15.07	(0.01)	0.86	0.85	(0.02)	(0.38)	(0.40)	15.52
2014	(d)	12.93	0.03	2.14	2.17	(0.03)	–	(0.03)	15.07
Class C shares
2018		19.37	(0.23)	5.07	4.84	–	(0.59)	(0.59)	23.62
2017		16.52	(0.07)	3.01	2.94	–	(0.09)	(0.09)	19.37
2016		15.33	(0.16)	1.66	1.50	–	(0.31)	(0.31)	16.52
2015		14.97	(0.12)	0.86	0.74	–	(0.38)	(0.38)	15.33
2014	(d)	12.93	(0.07)	2.13	2.06	(0.02)	–	(0.02)	14.97
DIVERSIFIED REAL ASSET FUND
Class A shares
2018		11.53	0.24	0.15	0.39	(0.22)	–	(0.22)	11.70
2017		11.07	0.17	0.55	0.72	(0.26)	–	(0.26)	11.53
2016		11.22	0.17	(0.27)	(0.10)	(0.05)	–	(0.05)	11.07
2015		13.18	0.13	(1.88)	(1.75)	(0.08)	(0.13)	(0.21)	11.22
2014		11.72	0.16	1.45	1.61	(0.04)	(0.11)	(0.15)	13.18
Class C shares
2018		11.29	0.14	0.15	0.29	(0.13)	–	(0.13)	11.45
2017		10.80	0.10	0.53	0.63	(0.14)	–	(0.14)	11.29
2016		10.98	0.09	(0.27)	(0.18)	–	–	–	10.80
2015		12.91	0.04	(1.84)	(1.80)	–	(0.13)	(0.13)	10.98
2014		11.55	0.07	1.42	1.49	(0.02)	(0.11)	(0.13)	12.91

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return(b)	thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

26.45%	$164,310	1.09%		1.09	%(c)	(0.30)%		34.0%
18.81	71,738	1.15		1.15	(c)	0.41		27.1
10.77	36,575	1.28		1.28	(c)	(0.26)		36.4
5.78	20,629	1.35		1.39	(c)	(0.04)		26.2
16.83 (e)	8,637	1.35	(f)	1.95	(c),(f)	0.25	(f)	34.4	(f)

25.47	91,660	1.84		1.84	(c)	(1.05)		34.0
17.91	40,344	1.94		1.94	(c)	(0.41)		27.1
9.93	21,705	2.08		2.08	(c)	(1.06)		36.4
5.04	11,985	2.10		2.33	(c)	(0.77)		26.2
15.99 (e)	3,321	2.10	(f)	4.22	(c),(f)	(0.51	) (f)	34.4	(f)

3.36	107,180	1.22		1.29	(c)	2.05		84.1
6.63	118,212	1.25		1.53	(c)	1.58		65.1
(0.85)	210,864	1.25		1.28	(c)	1.59		77.6
(13.33)	109,677	1.25		1.25	(c)	1.06		66.4
13.91	127,019	1.25		1.27	(c)	1.31		67.3

2.61	23,105	1.97		2.12	(c)	1.24		84.1
5.83 (g)	24,940	2.00		2.10	(c)	0.88		65.1
(1.55) (g)	31,350	2.00		2.12	(c)	0.86		77.6
(13.98)	45,514	2.00		2.04	(c)	0.30		66.4
13.07	55,741	2.00		2.04	(c)	0.57		67.3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from September 30, 2013, date shares first offered, throughAugust 31, 2014.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
DYNAMIC FLOATING RATE HIGH INCOME FUND
Class A shares
2018		$9.25	$0.38	$0.01	$0.39	($0.38)	$–	($0.38)	$9.26
2017		9.14	0.41	0.12	0.53	(0.42)	–	(0.42)	9.25
2016		9.39	0.44	(0.21)	0.23	(0.48)	–	(0.48)	9.14
2015	(e)	10.00	0.40	(0.61)	(0.21)	(0.40)	–	(0.40)	9.39
GLOBAL MULTI-STRATEGY FUND
Class A shares
2018		11.28	0.11	(0.01)	0.10	(0.05)	(0.24)	(0.29)	11.09
2017		10.77	0.08	0.43	0.51	–	–	–	11.28
2016		10.91	0.01	0.14	0.15	(0.06)	(0.23)	(0.29)	10.77
2015		11.04	(0.06)	0.16	0.10	(0.06)	(0.17)	(0.23)	10.91
2014		10.47	(0.04)	0.70	0.66	(0.01)	(0.08)	(0.09)	11.04
Class C shares
2018		10.97	0.03	(0.01)	0.02	–	(0.24)	(0.24)	10.75
2017		10.56	(0.01)	0.42	0.41	–	–	–	10.97
2016		10.73	(0.07)	0.13	0.06	–	(0.23)	(0.23)	10.56
2015		10.90	(0.15)	0.15	–	–	(0.17)	(0.17)	10.73
2014		10.40	(0.12)	0.70	0.58	–	(0.08)	(0.08)	10.90

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.

				Ratio of Expenses to
				Average Net Assets
				(Excluding Dividends and
				Interest Expense on Short
				Sales, Short Sale Fees		Ratio of Gross		Ratio of Net
		Net Assets, End of Period (in	Ratio of Expenses to	and Reverse Repurchase		Expenses to Average		Investment Income to	Portfolio Turnover
Total Return(b)		thousands)	Average Net Assets	Agreement Expense)		Net Assets		Average Net Assets	Rate

4.27%		$6,520	1.10%	N/A		1.90	%(c)	4.04%	50.1%
5.94	(d)	2,959	1.10	N/A		1.79	(c)	4.42	104.0
2.51	(d)	7,267	1.10	N/A		1.67	(c)	4.88	112.8
(2.00) (d),(f)		7,752	1.10 (g)	N/A		1.69	(c),(g)	4.24 (g)	94.0	(g)

0.90		63,860	2.48%	1.95	(h)	2.52	(c)	1.02	378.0
4.74		112,799	2.50	1.92	(h)	2.52	(c)	0.72	317.6
1.41		145,370	2.41	1.94	(h)	2.41	(c)	0.11	233.9
0.93		183,527	2.39	1.95	(h)	2.39	(c)	(0.55)	142.5
6.37		93,900	2.54	2.00	(h)	2.57	(c)	(0.36)	166.4

0.16		41,343	3.26	2.73	(h)	3.30	(c)	0.24	378.0
3.88		48,130	3.31	2.73	(h)	3.33	(c)	(0.08)	317.6
0.61		56,557	3.22	2.75	(h)	3.24	(c)	(0.68)	233.9
0.05		60,317	3.19	2.75	(h)	3.21	(c)	(1.37)	142.5
5.64		42,783	3.29	2.75	(h)	3.38	(c)	(1.11)	166.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e)	Period from September 10, 2014, date shares first offered, throughAugust 31, 2015.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
GLOBAL OPPORTUNITIES FUND
Class A shares
2018		$13.01	$0.09	$1.06	$1.15	($0.31)	($0.93)	($1.24)	$12.92
2017		11.45	0.10	1.58	1.68	(0.12)	–	(0.12)	13.01
2016		11.36	0.10	0.18	0.28	(0.09)	(0.10)	(0.19)	11.45
2015		13.20	0.10	(0.67)	(0.57)	(0.06)	(1.21)	(1.27)	11.36
2014	(d)	11.45	0.07	1.74	1.81	(0.06)	–	(0.06)	13.20
Class C shares
2018		12.89	–	1.05	1.05	(0.24)	(0.93)	(1.17)	12.77
2017		11.34	0.01	1.56	1.57	(0.02)	–	(0.02)	12.89
2016		11.25	0.02	0.18	0.20	(0.01)	(0.10)	(0.11)	11.34
2015		13.12	–	(0.66)	(0.66)	–	(1.21)	(1.21)	11.25
2014	(d)	11.45	(0.01)	1.74	1.73	(0.06)	–	(0.06)	13.12
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2018		12.09	0.08	0.68	0.76	(0.19)	(0.37)	(0.56)	12.29
2017		9.80	0.06	2.24	2.30	(0.01)	–	(0.01)	12.09
2016		9.59	0.06	0.27	0.33	(0.12)	–	(0.12)	9.80
2015		9.86	0.06	(0.28)	(0.22)	(0.05)	–	(0.05)	9.59
2014	(g)	10.00	(0.01)	(0.13)	(0.14)	–	–	–	9.86

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return(b)	thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

9.19%	$5,098	1.50%		1.92	%(c)	0.73%		93.2%
14.86	4,555	1.50		1.98	(c)	0.84		117.1
2.50	4,940	1.50		1.92	(c)	0.90		145.3
(4.36)	4,054	1.50		2.16	(c)	0.82		138.7
15.86 (e)	2,540	1.50	(f)	3.95	(c),(f)	0.61	(f)	128.4	(f)

8.41	2,309	2.25		3.28	(c)	0.00		93.2
13.89	1,880	2.25		3.91	(c)	0.10		117.1
1.79	1,595	2.25		3.49	(c)	0.16		145.3
(5.11)	1,552	2.25		3.51	(c)	(0.01)		138.7
15.14 (e)	2,039	2.25	(f)	4.62	(c),(f)	(0.09	) (f)	128.4	(f)

6.26	5,204	1.60		2.21	(c)	0.61		45.9
23.48	2,699	1.60		2.92	(c)	0.54		58.8
3.47	2,026	1.60		2.48	(c)	0.61		49.9
(2.23)	5,469	1.60		2.70	(c)	0.63		62.8
(1.40) (e)	4,054	1.60	(f)	6.49	(c),(f)	(0.25	) (f)	49.2	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from September 30, 2013, date shares first offered, throughAugust 31, 2014.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Period from June 11, 2014, date shares first offered, throughAugust 31, 2014.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
MULTI-MANAGER EQUITY LONG/SHORT FUND
Class A shares
2018		$10.57	($0.05)	$0.69	$0.64	($0.06)	($0.46)	($0.52)	$10.69
2017		9.97	(0.10)	0.78	0.68	(0.05)	(0.03)	(0.08)	10.57
2016	(e)	10.00	(0.05)	0.02	(0.03)	–	–	–	9.97
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2018		10.65	0.42	(0.07)	0.35	(0.40)	–	(0.40)	10.60
2017		11.03	0.40	(0.40)	–	(0.38)	–	(0.38)	10.65
2016		10.20	0.38	0.82	1.20	(0.37)	–	(0.37)	11.03
2015		10.09	0.42	0.10	0.52	(0.41)	–	(0.41)	10.20
2014		9.12	0.44	0.96	1.40	(0.43)	–	(0.43)	10.09
Class C shares
2018		10.65	0.34	(0.08)	0.26	(0.32)	–	(0.32)	10.59
2017		11.03	0.32	(0.40)	(0.08)	(0.30)	–	(0.30)	10.65
2016		10.20	0.30	0.82	1.12	(0.29)	–	(0.29)	11.03
2015		10.09	0.34	0.10	0.44	(0.33)	–	(0.33)	10.20
2014		9.12	0.37	0.96	1.33	(0.36)	–	(0.36)	10.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.

					Ratio of Expenses to
					Average Net Assets	Ratio of Expenses
					(Excluding Dividends	to Average Net				Ratio of Net
			Ratio of Expenses		and Interest Expense	Assets (Excluding		Ratio of Gross		Investment Income
		Net Assets, End of Period	to Average Net		on Short Sales, and	Interest Expense		Expenses to		to Average Net		Portfolio Turnover
Total Return(b)		(in thousands)	Assets		Short Sale Fees)	and Fees)		Average Net Assets		Assets		Rate

6.04%		$468	2.74%		2.02%(c)	N/A		9.81	%(d)	(0.46)%		267.7%
6.80		113	2.84		2.02 (c)	N/A		30.68	(d)	(0.96)		301.2
(0.30	) (f)	55	2.80	(g)	2.02 (c),(g)	N/A		219.49	(d),(g)	(1.24	) (g)	412.4	(g)

3.37		46,667	1.00		N/A	0.90	(h)	1.02	(d)	3.94		76.0
0.13		40,758	0.95		N/A	0.89	(h)	0.95	(d)	3.83		67.9
11.94		49,208	0.95		N/A	0.90	(h)	0.97	(d)	3.52		53.5
5.17		22,568	0.96		N/A	0.90	(h)	1.10	(d)	4.06		54.9
15.71		16,305	1.01		N/A	0.90	(h)	1.21	(d)	4.57		78.4

2.50		7,118	1.75		N/A	1.65	(h)	1.99	(d)	3.17		76.0
(0.53	) (i)	14,301	1.71		N/A	1.65	(h)	1.81	(d)	3.09		67.9
11.01	(i)	16,455	1.70		N/A	1.65	(h)	1.82	(d)	2.79		53.5
4.39		9,869	1.71		N/A	1.65	(h)	1.96	(d)	3.32		54.9
14.86		9,101	1.76		N/A	1.65	(h)	2.08	(d)	3.83		78.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(d)	Excludes expense reimbursement from Manager.
(e)	Period from March 31, 2016, date shares first offered, throughAugust 31, 2016.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2018		$11.74	$0.12	($0.52)	($0.40)	($0.06)	$–	($0.06)	$11.28
2017		9.07	0.18	2.52	2.70	(0.03)	–	(0.03)	11.74
2016		8.55	0.04	0.56	0.60	(0.08)	–	(0.08)	9.07
2015	(d)	10.00	(0.03)	(1.42)	(1.45)	–	–	–	8.55
PREFERRED SECURITIES FUND
Class A shares
2018		10.53	0.50	(0.46)	0.04	(0.49)	(0.02)	(0.51)	10.06
2017		10.36	0.49	0.24	0.73	(0.47)	(0.09)	(0.56)	10.53
2016		10.24	0.49	0.19	0.68	(0.47)	(0.09)	(0.56)	10.36
2015		10.56	0.50	(0.13)	0.37	(0.51)	(0.18)	(0.69)	10.24
2014		10.17	0.53	0.66	1.19	(0.53)	(0.27)	(0.80)	10.56
Class C shares
2018		10.52	0.42	(0.46)	(0.04)	(0.41)	(0.02)	(0.43)	10.05
2017		10.35	0.42	0.23	0.65	(0.39)	(0.09)	(0.48)	10.52
2016		10.23	0.42	0.19	0.61	(0.40)	(0.09)	(0.49)	10.35
2015		10.55	0.42	(0.13)	0.29	(0.43)	(0.18)	(0.61)	10.23
2014		10.16	0.45	0.66	1.11	(0.45)	(0.27)	(0.72)	10.55

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return(b)	thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

(3.49)%	$4,384	1.75%		2.28	%(c)	0.97%		52.3%
29.91	3,003	1.75		5.66	(c)	1.83		66.3
7.03	401	1.75		9.54	(c)	0.47		69.0
(14.50) (e),(f)	210	1.75	(g)	8.96	(c),(g)	(0.50	) (g)	86.6	(g)

0.32	655,225	1.06		–		4.83		12.3
7.31	732,471	1.06		–		4.81		16.1
6.89	883,381	1.07		–		4.83		13.9
3.67	712,591	1.07		–		4.79		16.9
12.35	846,597	1.05		–		5.18		20.1

(0.44)	631,599	1.81		–		4.08		12.3
6.53	751,561	1.81		–		4.07		16.1
6.11	859,055	1.81		–		4.09		13.9
2.90	772,501	1.82		–		4.05		16.9
11.52	806,937	1.81		–		4.43		20.1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	Period from January 23, 2015, date shares first offered, throughAugust 31, 2015.
(e)	Total return amounts have not been annualized.
(f)	During 2015, the Class experienced a significant withdrawal of monies by an affiliate.As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(g)	Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
REAL ESTATE DEBT INCOME FUND
Class A shares
2018		$9.85	$0.30	($0.30)	$–	($0.31)	$–	($0.31)	$9.54
2017		9.97	0.31	(0.14)	0.17	(0.29)	–	(0.29)	9.85
2016		9.75	0.33	0.17	0.50	(0.28)	–	(0.28)	9.97
2015	(e)	10.00	0.22	(0.26)	(0.04)	(0.21)	–	(0.21)	9.75
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2018		16.57	0.34	1.92	2.26	(0.21)	(0.78)	(0.99)	17.84
2017		14.95	0.35	1.60	1.95	(0.33)	–	(0.33)	16.57
2016		12.73	0.34	2.44	2.78	(0.30)	(0.26)	(0.56)	14.95
2015		14.34	0.37	(1.39)	(1.02)	(0.28)	(0.31)	(0.59)	12.73
2014		12.25	0.37	2.24	2.61	(0.26)	(0.26)	(0.52)	14.34
Class C shares
2018		16.43	0.21	1.90	2.11	(0.08)	(0.78)	(0.86)	17.68
2017		14.84	0.23	1.60	1.83	(0.24)	–	(0.24)	16.43
2016		12.65	0.24	2.41	2.65	(0.20)	(0.26)	(0.46)	14.84
2015		14.26	0.26	(1.37)	(1.11)	(0.19)	(0.31)	(0.50)	12.65
2014		12.21	0.25	2.24	2.49	(0.18)	(0.26)	(0.44)	14.26

See accompanying notes.

		Financial Highlights (Continued)
Principal Funds, Inc.

						Ratio of Net Investment
	Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return(b)	thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

0.01%	$1,200	1.00%		3.09	%(c)	3.17%		27.7%
1.75	1,149	1.00		4.07	(c)	3.22		13.1
5.27 (d)	831	1.00		1.04	(c)	3.48		20.1
(0.39) (f)	22,075	1.00	(g)	1.14	(c),(g)	3.29	(g)	42.2	(g)

13.93	214,620	1.13		1.15	(c)	1.98		31.5
13.17	232,872	1.17		–		2.15		25.5
22.61	207,431	1.17		–		2.56		25.8
(7.28)	167,966	1.18		1.18	(c)	2.69		29.3
21.70	175,636	1.20		1.20	(c)	2.70		18.2

13.08	170,893	1.88		1.90	(c)	1.23		31.5
12.37	178,599	1.92		1.92	(c)	1.41		25.5
21.57	165,335	1.94		1.94	(c)	1.79		25.8
(7.95)	133,541	1.97		1.97	(c)	1.90		29.3
20.71	100,066	2.01		2.01	(c)	1.86		18.2

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Excludes expense reimbursement from Manager.
(d)	During 2016, the Class experienced a significant withdrawal of monies by an affiliate.As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(e)	Period from December 31, 2014, date shares first offered, throughAugust 31, 2015.
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Class A or Class C Shareholders of Blue Chip Fund, Diversified Real Asset Fund (consolidated), Dynamic Floating Rate High Income Fund, Global Multi-Strategy Fund (consolidated), Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund and the Board of Directors of Principal Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Blue Chip Fund, Diversified Real Asset Fund (consolidated), Dynamic Floating Rate High Income Fund, Global Multi-Strategy Fund (consolidated), Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund (collectively referred to as the “Funds”), (12 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of August 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (12 of the portfolios constituting Principal Funds, Inc.) atAugust 31, 2018, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting the Funds	Statement of	Statements of	Financial highlights
	operations	changes in net
assets
Diversified Real Asset Fund (consolidated)	For the year	For each of the	For each of the five years in
Global Multi-Strategy Fund (consolidated)	ended	two years in the	the period ended August 31,
Opportunistic Municipal Fund	August 31, 2018	period ended	2018
Preferred Securities Fund		August 31, 2018
Small-MidCap Dividend Income Fund
Blue Chip Fund	For the year	For each of the	For each of the four years in
Global Opportunities Fund	ended	two years in the	the period ended August 31,
	August 31, 2018	period ended	2018 and the period from
		August 31, 2018	September 30, 2013 (date
shares first offered) through
August 31, 2014
International Small Company Fund	For the year	For each of the	For each of the four years in
	ended	two years in the	the period ended August 31,
	August 31, 2018	period ended	2018 and the period from
		August 31, 2018	June 11, 2014 (date shares
first offered) through August
31, 2014
Dynamic Floating Rate High Income Fund	For the year	For each of the	For each of the three years
	ended	two years in the	in the period ended August
	August 31, 2018	period ended	31, 2018 and the period from
		August 31, 2018	September 10, 2014 (date
shares first offered) through
August 31, 2015
Real Estate Debt Income Fund	For the year	For each of the	For each of the three years
	ended	two years in the	in the period ended August
	August 31, 2018	period ended	31, 2018 and the period from
		August 31, 2018	December 31, 2014 (date
shares first offered) through
August 31, 2015

Report of Independent Registered Public Accounting Firm

Individual portfolio constituting the Funds	Statement of	Statements of	Financial highlights
	operations	changes in net
assets
Origin Emerging Markets Fund	For the year	For each of the	For each of the three years
	ended	two years in the	in the period ended August
	August 31, 2018	period ended	31, 2018 and the period
		August 31, 2018	from January 23, 2015 (date
shares first offered) through
August 31, 2015
Multi-Manager Equity Long/Short Fund	For the year	For each of the	For each of the two years in
	ended	two years in the	the period ended August 31,
	August 31, 2018	period ended	2018 and the period from
		August 31, 2018	March 31, 2016 (date shares
first offered) through August
31, 2016

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, Minnesota

October 23, 2018

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2018 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This

Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
Expenses Paid
	Beginning	Ending	During Period			Ending	Expenses Paid
	Account	Account Value	March 1,			Account	During Period	Annualized
	Value March 1,	August 31,	2018 to August		Beginning	Value August	March 1, 2018 to	Expense
	2018	2018	31, 2018	(a)	Account	31, 2018	August 31, 2018(a)	Ratio
Blue Chip Fund
Class A	$1,000.00	$1,118.26	$5.87		$1,000.00 $1,019.66		$5.60	1.10%
Class C	1,000.00	1,114.15	9.75		1,000.00	$1,015.98	9.30	1.83
Diversified Real Asset Fund
Class A	1,000.00	1,024.52	6.23		1,000.00	1,019.06	6.21	1.22
Class C	1,000.00	1,020.50	10.03		1,000.00	1,015.27	10.01	1.97
Dynamic Floating Rate High Income
Fund
Class A	1,000.00	1,016.63	5.59		1,000.00	1,019.66	5.60	1.10
Global Multi-Strategy Fund
Class A	1,000.00	999.10	14.26		1,000.00	1,010.94	14.34	2.83
Class C	1,000.00	995.37	18.21		1,000.00	1,006.96	18.31	3.62
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on Shorts and Short
Sale Fees and Reverse Repurchase Agreement Expense)
Class A	1,000.00	999.10	9.67		1,000.00	1,015.40	9.80	1.92
Class C	1,000.00	995.40	13.68		1,000.00	1,011.32	13.88	2.72
Global Opportunities Fund
Class A	1,000.00	1,016.52	7.62		1,000.00	1,017.64	7.63	1.50
Class C	1,000.00	1,012.69	11.41		1,000.00	1,013.86	11.42	2.25
International Small Company Fund
Class A	1,000.00	977.72	7.98		1,000.00	1,017.14	8.13	1.60
Multi-Manager Equity Long/Short
Fund
Class A	1,000.00	992.57	13.91		1,000.00	1,011.24	14.04	2.77

		Shareholder Expense Example
				Principal Funds, Inc.
			August 31, 2018 (unaudited)

		Actual				Hypothetical
Expenses Paid
	Beginning	Ending	During Period			Ending	Expenses Paid
	Account	Account Value	March 1,			Account	During Period	Annualized
	Value March 1,	August 31,	2018 to August		Beginning	Value August	March 1, 2018 to	Expense
	2018	2018	31, 2018	(a)	Account	31, 2018	August 31, 2018(a)	Ratio
Multi-Manager Equity Long/Short Fund (Excluding Dividend and Interest Expense on
Short Sales and Short Sale Fees)
Class A	1,000.00	992.60	10.15		1,000.00	1,014.89	10.31	2.02
Opportunistic Municipal Fund
Class A	$1,000.00	$1,026.53	$5.41		$1,000.00	$1,019.86	$5.40	1.06%
Class C	1,000.00	1,022.73	9.18		1,000.00	1,016.13	9.15	1.80
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A	1,000.00	1,026.50	4.70		1,000.00	1,020.51	4.70	0.92
Class C	1,000.00	1,022.70	8.41		1,000.00	1,016.78	8.42	1.65
Origin Emerging Markets Fund
Class A	1,000.00	865.03	8.23		1,000.00	1,016.38	8.89	1.75
Preferred Securities Fund
Class A	1,000.00	1,001.19	5.40		1,000.00	1,019.81	5.45	1.07
Class C	1,000.00	997.41	9.06		1,000.00	1,016.13	9.15	1.80
Real Estate Debt Income Fund
Class A	1,000.00	1,023.13	5.10		1,000.00	1,020.16	5.09	1.00
Small-MidCap Dividend Income
Fund
Class A	1,000.00	1,084.59	5.94		1,000.00	1,019.51	5.75	1.13
Class C	1,000.00	1,080.15	9.86		1,000.00	1,015.73	9.55	1.88

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the month of September 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of September 2018, the estimated sources of these distributions were as follows:

	September 2018
Fund	Net Income	Realized Gain	Capital Sources
Dynamic Floating Rate High Income Fund	95.52%	0.00%	4.48%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment CompanyAct of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

				Other
Name,			Number of Portfolios	Directorships
Position Held with the Fund,		Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth		During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine		Principal, EBA Associates	134	Durango Herald, Inc;
Director since 2004				McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.		Retired.	134	McClatchy Newspapers,
Director since 2012				Inc.; Herbalife Ltd.; Frontier
Member, Audit Committee				Communications, Inc.
1951

Craig Damos		President, The Damos Company	134	Hardin Construction
Director since 2008
Member, Audit Committee Member,
15(c)	Committee
1954

Mark A. Grimmett		Formerly, Executive Vice President and CFO, Merle	134	None
Director since 2004		Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch		Formerly, CEO, MAM USA	134	Focus Products Group; MAM
Director since 2005				USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang		Retired.	134	Armstrong World Industries,
Director since March 2012				Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan		Managing Director, Patomak Global Partners, LLC.	134	None
Director since 2014		Formerly, General Counsel, Investment Company
Member, Operations Committee		Institute
1961

Elizabeth A. Nickels		Formerly, Executive Director, Herman Miller	134	Charlotte Russe; Follet
Director since 2015		Foundation; Formerly President, Herman Miller		Corporation; PetSmart;
Member, Audit Committee		Healthcare		SpartanNash; Spectrum
1962				Health Systems

Mary M. (“Meg”) VanDeWeghe		CEO and President, Forte Consulting, Inc.	134	Brown Advisory; B/E
Director since 2018				Aerospace; WP Carey; Nalco
Member, Operations Committee				(and its successor Ecolab)
1959

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	134	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015 Executive
President, Chief Executive Officer	Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017 Director, PGI
1961	since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance Company
(“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015) President &
Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011 Director,	134	None
Director since 2008	Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015) Chairman,
PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015) Chairman,
PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	134	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”) since
1959	2017
Chief Operating Officer, PGI since 2017 Director,
PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005 Chair,
Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel since 2017
Vice President and Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morely since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate
Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel,
Vice President and Of Counsel	Governance Officer, and
Des Moines, IA 50392	Assistant Corporate Secretary, PLIC since 2015
1961	Assistant General Counsel, Assistant Corporate
Secretary, and Governance
Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (TLIC)
(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2018, and the Statement ofAdditional Information dated March 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the

SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENTADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) a Sub-Advisory agreement with RARE Infrastructure (North America ) Pty Limited related to the Diversified Real Asset Fund; and (2) a renewal of a Sub-Advisory agreement with Ascend Capital, LLC related to the Multi-Manager Equity Long/Short Fund.

RARE Sub-Advisory Agreement

On March 13, 2018, the Board considered whether to approve the Sub-Advisory agreement (the “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and RARE Infrastructure (North America) Pty Limited (the “Sub-Advisor”) with respect to the global infrastructure investment sleeve of the Diversified Real Asset Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing Sub-Advisors and that the Manager recommended the Sub-Advisor based upon that program.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and since inception (February 29, 2012) performance returns as of December 31, 2017, gross and net of proposed fees, of the Sub-Advisor in a composite managed in accordance with the proposed investment strategy for the Sub-Advisor’s portion of the global infrastructure investment sleeve of the Fund, as compared to the historical performance returns of a current sub-advisor to the Fund’s global infrastructure investment sleeve and a relevant benchmark index. In addition, the Board reviewed the percentile rankings of the historical performance of the Sub-Advisor’s composite, net of proposed fees, in a relevant Morningstar category for each of the periods referenced above. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed Sub-Advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement.

The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not have any advisory clients with a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services. The Board also noted the Manager’s statement that, with the exception of such soft dollar benefits, there would be no known fall-out benefits to the Sub-Advisor in connection with its management of the global infrastructure investment sleeve of the Fund. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement are fair and reasonable, and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

Ascend Sub-Advisory Agreement

On June 12, 2018, the Board considered for the Multi-Manager Equity Long/Short Fund (the “Fund”) the approval to renew the sub-advisory agreement (the “Sub-Advisory Agreement”) among the Manager and Ascend Capital, LLC (the “Sub-Advisor”).

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services for another series of PFI, and that the Board had reviewed and had approved for renewal that sub-advisory agreement at its September 2017 Board meeting. The Board noted that no Fund assets have been allocated to the Sub-Advisor’s management, and that subsequent Board approval would be requested before any such allocation was made. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program.

Investment Performance

The Board reviewed the back-tested one-year, three-year and since inception (May 1, 2014) performance returns as of March 31, 2018, gross and net of proposed fees, of the Sub-Advisor in the proposed investment strategy for the equity long/short sleeve of the Fund (which included historical performance returns of the Sub-Advisor in a composite with the proposed investment strategy for the equity long/short sleeve of the Fund for the periods May 1, 2014 through March 31, 2016 and October 1, 2016 through March 31, 2018) as compared to the historical performance returns of a relevant benchmark index (one-year, three-year and since inception) and a relevant Morningstar category (one-year, three-year and since inception). The Board also reviewed the back-tested annual performance returns, gross and net of proposed fees, of the Sub-Advisor in the same strategy for each of the last three calendar years (which included historical performance returns during the periods identified above) as compared to the relevant benchmark index (last four calendar years) and the relevant Morningstar category (last four calendar years). The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule does not include breakpoints, the Sub-Advisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that the proposed sub-advisory fee is the lowest the Sub-Advisor negotiates for comparable strategies with similar assets under management allocations, and the Manager’s statement that it found the proposed sub-advisory fee to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted that the Sub-Advisor intended to use Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement continue to be fair and reasonable and that the renewal of the Sub-Advisory Agreement is in the best interests of the Fund.

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2018 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended August 31,

2018. Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.

To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2018, that qualifies for the DRD are as follows:

DRD
Blue Chip Fund	100.00%
Diversified Real Asset Fund	10.52
Dynamic Floating Rate High Income Fund	3.21
Global Multi-Strategy Fund	19.46
Global Opportunities Fund	16.97
Multi-Manager Equity Long/Short Fund	37.28
Preferred Securities Fund	40.64
Small-MidCap Dividend Income Fund	53.26

Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The QDI percentages of ordinary income distributions are as follows:

QDI
Blue Chip Fund	100.00%
Diversified Real Asset Fund	38.75
Dynamic Floating Rate High Income Fund	3.05
Global Multi-Strategy Fund	34.49
Global Opportunities Fund	34.92
International Small Company Fund	40.97
Multi-Manager Equity Long/Short Fund	51.64
Origin Emerging Markets Fund	100.00
Preferred Securities Fund	74.68
Small-MidCap Dividend Income Fund	69.43

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the year ended August 31, 2018, are as follows:

Foreign Taxes
Per Share
International Small Company Fund	$0.0270
Origin Emerging Markets Fund	0.0402

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.

The latest tax reporting supplement is available on Principal's Tax Center website. Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center

Please consult your tax advisor if you have any questions.

Intentionally Left Blank

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence

principalfunds.com

Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV689-08| © 2018 Principal Financial Services, Inc. | 08/2018 | t17080806j7

Principal Capital Securities Fund Class S Shares

Annual Report

August 31, 2018

Table of Contents

Economic & Financial Market Review	1
Capital Securities Fund	2
Financial Statements	3
Notes to Financial Statements	6
Schedules of Investments	11
Financial Highlights (includes performance information)	16
Report of Independent Registered Public Accounting Firm	18
Shareholder Expense Example	19
Supplemental Information	20

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

U.S. indices have been the leader for most of the stock market rally since March 2009. With hearty profit gains and a booming economy, that outperformance continued in August. The MSCI U.S. Index jumped 6.7% in the month for a year-to-date gain of 8.7%. The Dow

Jones Transportation Average surged 9.3% in August. For the year, the top performing indices were the Russell 2000 Growth, the Nasdaq Composite, and the Russell 1000 Growth, up 18.0%, 17.5%, and 15.4% in price, respectively.

Emerging economies in general continued their dismal financial market performance. The MSCI Emerging Market Index fell 1.3% inAugust and 8.8% in all of 2018 to date. India was the rare exception with its world-beating economic growth pushing the Sensex Index up 9.1% in August and 13.5% for the year. Emerging market bonds also fared poorly with falling currencies and severe credit stress in Turkey and Argentina.

Developed country interest rates fluctuated in a narrow range during August. Yields on 10-year Japanese government bonds ended August a speck above 0.1%, as the Bank of Japan widened the acceptable yield range on those bonds in late July. German yields on 10-year bunds fell about 0.25% during the month, to end at an incredibly low 0.33%. Long-term yields on U.S. Treasury bonds stayed in a 0.2% range but ended the month lower at 2.86%. Yields on two-year U.S. Treasury bonds were mostly flat in August above 2.6%, but had soared over the past year, up 1.4 percentage points. That surge in U.S. short rates caused the yield curve to flatten more.

U.S. nominal growth was 5.4% and is why we still expect another wave higher in long-term Treasury yields as U.S. growth is vigorous, the labor market is on fire, confidence is not far from record heights, and the world economy except the United States is rebounding modestly from early-year weakness. Also, by year-end, the European Central Bank will begin to lessen its monetary easing, which should push euro area rates higher, relieving some of the down pressure on U.S. rates.

*All data cited from August 2018 Principal Economic Insights by Robert F. Baur, Ph.D., Executive Director, Chief Global Economist, Robin J.

Anderson, Ph.D., Senior Global Economist, and the Economic Committee

1

Capital Securities Fund

Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.

Average Annual Total Returns* as of August 31, 2018

	1-Year	Since Inception	Inception Date
Class S Shares	0.87%	5.28%	3/14/14

What contributed to or detracted from Fund performance during the fiscal year?

Capital Securities Fund seeks to provide current income. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities at the time of purchase. It may invest up to 100% of its assets in below investment grade (sometimes called "junk") preferred securities which are rated at the time of purchase Ba1 or lower by Moody's and BB+ or lower by S&P Global, provided that the issuer of such below investment grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB, or higher by S&P Global or Baa3 or higher by Moody's.

Rising rates in the front end has benefited the extended (floaters) insurance and utility issues. The U.S. Bank Trust preferred floaters also performed well. Contingent convertible securities contributed despite selling off due to concerns around the outcome of the Italian election and the Turkish currency crisis. The $1000 par U.S. Bank preferreds were a contributor given the strength of the U.S. economy and their fixed-to-float structures. Legacy Tier1 European banking hybrids underperformed given rising rates and an extension of workout assumptions on these bonds. Duration was a liability with longer duration insurance hybrids under pressure. Subordinated debt detracted from performance given rising rates.

*Performance assumes reinvestment of all dividends and capital gains. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

**Performance shown for the benchmark is calculated from 02/28/2014 and assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

***Securities described in the fund commentary may no longer be held in the fund.

2

Statement of Assets and Liabilities
Principal Funds, Inc.
August 31, 2018

Amounts in thousands, except per share amounts	Capital Securities Fund
Investment in securities--at cost		$535,529
Investment in affiliated Funds--at cost		$10,077
Assets
Investment in securities--at value		$526,088
Investment in affiliated Funds--at value		10,077
Receivables:
Dividends and interest		8,252
Expense reimbursement from Manager		24
Fund shares sold		1,315
Investment securities sold		186
	Total Assets	545,942
Liabilities
Accrued transfer agent fees		22
Accrued directors' expenses		1
Accrued professional fees		28
Accrued other expenses		19
Deposits from counterparty		–
Payables:
Fund shares redeemed		1,231
Investment securities purchased		195
	Total Liabilities	1,496
Net Assets Applicable to Outstanding Shares		$544,446
Net Assets Consist of:
Capital shares and additional paid-in-capital		$549,926
Accumulated undistributed (overdistributed) net investment income (loss)		4,619
Accumulated undistributed (overdistributed) net realized gain (loss)		(658)
Net unrealized appreciation (depreciation) of investments		(9,441)
	Total Net Assets	$544,446
Capital Stock (par value: $.01 per share):
Shares authorized		500,000
Net Asset Value Per Share:
Class S: Net Assets		$544,446
Shares Issued and Outstanding		54,740
Net Asset Value per share		$9.95

See accompanying notes.

3

Statement of Operations
Principal Funds, Inc.
Year Ended August 31, 2018

	Capital Securities
Amounts in thousands		Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$86
Dividends		1,877
Interest		26,406
	Total Income	28,369
Expenses:
Registration fees - Class S		56
Shareholder reports - Class S		9
Transfer agent fees - Class S		139
Chief compliance officer fees		1
Custodian fees		8
Directors' expenses		8
Professional fees		34
Other expenses		5
	Total Gross Expenses	260
Less: Reimbursement from Manager - Class S		260
	Total Net Expenses	–
	Net Investment Income (Loss)	28,369
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		470
Net change in unrealized appreciation/depreciation of:
Investments		(24,943)
	Net Realized and Unrealized Gain (Loss) on Investments	(24,473)
	Net Increase (Decrease) in Net Assets Resulting from Operations	$3,896

See accompanying notes.

4

Statement of Changes in Net Assets
Principal Funds, Inc.

Amounts in thousands		Capital Securities Fund

		Year Ended	Year Ended
		August 31, 2018	August 31, 2017
Operations
Net investment income (loss)		$28,369	$19,812
Net realized gain (loss) on Investments		470	(536)
Net change in unrealized appreciation/depreciation of on Investments		(24,943)	13,298
Net Increase (Decrease) in Net Assets Resulting from Operations		3,896	32,574

Dividends and Distributions to Shareholders
From net investment income		(26,567)	(17,866)
	Total Dividends and Distributions	(26,567)	(17,866)

Capital Share Transactions
Net increase (decrease) in capital share transactions		110,028	144,173
	Total Increase (Decrease) in Net Assets	87,357	158,881

Net Assets
Beginning of period		457,089	298,208
End of period (including undistributed net investment income as set forth below)		$544,446	$457,089
Undistributed (overdistributed) net investment income (loss)		$4,619	$3,759

			Class S
Capital Share Transactions:
Year Ended August 31, 2018
Dollars:
Sold			$243,335
Reinvested			18,902
Redeemed			(152,209)
Net Increase (Decrease)			$110,028
Shares:
Sold			23,866
Reinvested			1,858
Redeemed			(14,914)
Net Increase (Decrease)			10,810
Year Ended August 31, 2017
Dollars:
Sold			$220,639
Reinvested			13,532
Redeemed			(89,998)
Net Increase (Decrease)			$144,173
Shares:
Sold			21,665
Reinvested			1,341
Redeemed			(8,957)
Net Increase (Decrease)			14,049

Distributions:
Year Ended August 31, 2018
From net investment income			$(26,567)
From net realized gain on investments			–
Total Dividends and Distributions			$(26,567)
Year Ended August 31, 2017
From net investment income			$(17,866)
From net realized gain on investments			–
Total Dividends and Distributions			$(17,866)

See accompanying notes.

5

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the “fund”) are presented herein.

The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The fund has not provided financial support, and is not contractually required to provide financial support to any investee.

2. Significant Accounting Policies

ThepreparationoffinancialstatementsinconformitywithU.S.generallyacceptedaccountingprinciples(“U.S.GAAP”)requiresmanagement to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund: Security Valuation. The fund may invest in the Institutional shares of Principal Government Money Market Fund (“Underlying Fund”), another series the Fund. Investments in the Underlying Fund are valued at the closing net asset value per share of the Underlying Fund on the day of valuation.

The fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.

Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the Underlying Fund in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Fund.

Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits

6

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

2. Significant Accounting Policies (continued) of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period endedAugust 31, 2018, the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years 2015 – 2017.

Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on foreign dividends on the statement of operations.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended August 31, 2018, the fund loaned to the Facility and borrowed from the Facility. The interest income received is included in interest income on the statement of operations. The interest expense associated with this borrowing is included in other expenses on the statements of operations. There were no outstanding borrowings as of August 31, 2018.

During the year ended August 31, 2018, the fund’s lending to the Facility was as follows (amounts in thousands):

	Average Daily	Weighted Average
	Amount Loaned	Annual Interest Rate
Capital Securities Fund	$20	2.00%

During the year ended August 31, 2018, the fund’s borrowing from the Facility was as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Annual Interest Rate
Capital Securities Fund	$23	1.91%

In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.15% on the amount of the line of credit which is allocated to each participating fund based on average net assets.

Contingent Convertible Securities. The fund invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

7

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

4. Fair Valuation

Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.

InvestmentswhicharegenerallyincludedintheLevel3categoryareprimarilyvaluedusingquotedpricesfrombrokersanddealersparticipating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the

Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

8

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

4. Fair Valuation (continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of the fund’s assets and liabilities. During the period, there were no purchases, sales, or transfers into or out of Level 3. In addition, there were no transfers between Level 1 and Level 2.

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s securities carried at value (amounts shown in thousands):

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Capital Securities Fund
Bonds*		$—	$494,917	$—	$494,917
Investment Companies*		10,077	—	—	10,077
Preferred Stocks
Communications		—	8,091	—	8,091
Energy		4,229	—	—	4,229
Financial		9,717	3,165	—	12,882
Government		—	5,969	—	5,969
	Total investments in securities $	24,023	$512,142	$—	$536,165
*For additional detail regarding sector classifications, please see the Schedule of Investments

5 . Management Agreement and Transactions with Affiliates

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.

The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.

Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.

6. Investment Transactions

For the year ended August 31, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):

	Purchases	Sales
Capital Securities Fund	$153,502	$43,950

9

Notes to Financial Statements
Principal Funds, Inc.
August 31, 2018

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the years ended August 31, 2018 and August 31,

2017 were as follows (amounts in thousands):

	Ordinary Income
	2018	2017
Capital Securities Fund	$26,567	$17,866

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions Distributable Earnings. As of August 31, 2018, the components of distributable earnings/(deficit) on a federal tax basis were as follows

(amounts in thousands):

Total
	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Accumulated	Appreciation	Temporary	Earnings
	Income	Losses	(Depreciation)	Differences*	(Deficit)
Capital Securities Fund	$303	$(657)	$(9,697)	$4,571	$(5,480)

*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. At August 31, 2018, the fund had approximate net capital loss carryforwards as follows (amounts in thousands):

	Short-Term	Long-Term	Total
Capital Securities Fund	$142	$515	$657

Capital losses will be carried forward with no expiration and with the character of the loss retained. For the period ended August 31, 2018 the fund had utilized capital loss carryforwards of $530,000.

Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying Statement of Changes in NetAssets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2018, the fund recorded reclassifications as follows (amounts in thousands):

	Accumulated
	Undistributed Net	Accumulated Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Capital Securities Fund	$(942)	$60	$882

Federal Income Tax Basis. At August 31, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
Capital Securities Fund	$7,771	$(17,469)	$(9,698)	$545,863

8 . Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

10

Schedule of Investments
Capital Securities Fund
August 31, 2018

INVESTMENT COMPANIES - 1.85%	Shares Held Value (000's)			Principal
Money Market Funds - 1.85%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	10,076,698	$10,077	Banks (continued)
1.84%(a),(b)			Barclays Bank PLC (continued)
TOTAL INVESTMENT COMPANIES		$10,077	10.18%, 06/12/2021(d)	$3,000	$3,446
PREFERRED STOCKS - 5.73%	Shares Held Value (000's)		Barclays PLC
Banks- 1.95%			6.63%, 12/31/2049(c),(e)	636	637
Fifth Third Bancorp 6.63%, 12/31/2023 (c)	98,638	$2,737	USSW5 Index Spread + 5.02%
3 Month LIBOR + 3.71%			7.75%, 12/31/2049(c),(e)	500	504
First Republic Bank/CA 5.13%, 6/30/2022 (c)	45,549	1,141	USSW5 Index Spread + 4.84%
Huntington Bancshares Inc/OH 6.25%,	76,248	2,011	BNP Paribas SA
4/15/2021 (c)			7.20%, 06/29/2049(c),(d),(e)	3,300	3,448
KeyCorp 6.13%, 12/15/2026 (c)	33,943	939	3 Month LIBOR + 1.29%
3 Month LIBOR + 3.89%			7.63%, 12/31/2049(c),(d),(e)	1,000	1,062
M&T Bank Corp 6.38%, 11/15/2018 (c)	2,130	2,160	USSW5 Index Spread + 6.31%
Valley National Bancorp 6.25%, 6/30/2025 (c)	33,583	897	7.63%, 12/31/2049(c),(e)	1,900	2,019
3 Month LIBOR + 3.85%			USSW5 Index Spread + 6.31%
Webster Financial Corp 5.25%, 12/15/2022 (c)	30,000	734	BPCE SA
		$10,619	12.50%, 08/29/2049(c),(e)	4,177	4,535
Insurance - 0.18%			3 Month LIBOR + 12.98%
XLIT Ltd 5.46%, 10/9/2018 (c)	1,000	1,005	Capital One Financial Corp
3 Month LIBOR + 3.12%			5.55%, 12/31/2049(c),(e)	4,000	4,110
Pipelines - 0.78%			3 Month LIBOR + 3.80%
Enbridge Inc 6.38%, 4/15/2078	165,000	4,229	Citigroup Inc
3 Month LIBOR + 3.59%			5.95%, 12/31/2049(c),(e)	1,000	1,034
			3 Month LIBOR + 4.10%
REITs- 0.23%			6.13%, 12/31/2049(c),(e)	6,000	6,273
Kimco Realty Corp 5.25%, 12/20/2022 (c)	42,300	988	3 Month LIBOR + 4.48%
Vornado Realty Trust 5.70%, 10/9/2018 (c)	10,532	270	6.25%, 12/31/2049(c),(e)	3,100	3,251
		$1,258	3 Month LIBOR + 4.52%
Sovereign - 1.10%			Citizens Financial Group Inc
CoBank ACB 6.13%, 1/1/2019 (c)	6,000	601	5.50%, 12/31/2049(c),(e)	5,490	5,605
CoBank ACB 6.20%, 1/1/2025 (c)	10,000	1,065	3 Month LIBOR + 3.96%
3 Month LIBOR + 3.74%			6.00%, 12/31/2049(c),(e)	1,750	1,783
CoBank ACB 6.25%, 10/1/2022 (c)	38,800	4,035	3 Month LIBOR + 3.00%
3 Month LIBOR + 4.56%			Commerzbank AG
Farm Credit Bank of Texas 6.75%, 9/15/2023	2,500	268	8.13%, 09/19/2023(d)	500	574
(c),(d)			Cooperatieve Rabobank UA
3 Month LIBOR + 4.01%			4.38%, 08/04/2025	6,000	5,985
		$5,969	11.00%, 12/31/2049(c),(e)	1,100	1,165
Telecommunications - 1.49%			3 Month LIBOR + 10.87%
Centaur Funding Corp 9.08%, 4/21/2020 (d)	7,329	8,091	11.00%, 12/29/2049(c),(d),(e)	6,400	6,776
TOTAL PREFERRED STOCKS		$31,171	3 Month LIBOR + 10.87%
	Principal		Corestates Capital III
BONDS- 90.90%	Amount (000's) Value (000's)		2.88%, 02/15/2027(d)	15,571	14,637
Automobile Manufacturers - 1.13%			3 Month LIBOR + 0.57%
General Motors Financial Co Inc			Credit Agricole SA
5.75%, 12/31/2049(c),(e)	$6,300	$6,131	8.13%, 12/31/2049(c),(d),(e)	2,232	2,455
3 Month LIBOR + 3.60%			USSW5 Index Spread + 6.19%
Banks- 48.22%			8.38%, 12/31/2049(c),(d),(e)	2,250	2,347
Australia & New Zealand Banking Group Ltd/			3 Month LIBOR + 6.98%
United Kingdom			8.38%, 12/31/2049(c),(e)	4,100	4,277
6.75%, 12/31/2049(c),(d),(e)	1,900	1,971	3 Month LIBOR + 6.98%
USD ICE SWAP Rate NY 5 + 5.17%			Credit Suisse AG
Bank of America Corp			6.50%, 08/08/2023	600	641
6.30%, 12/31/2049(c),(e)	5,200	5,564	Credit Suisse Group AG
3 Month LIBOR + 4.55%			6.25%, 12/31/2049(c),(d),(e)	6,090	6,075
6.50%, 12/31/2049(c),(e)	600	647	USSW5 Index Spread + 3.46%
3 Month LIBOR + 4.17%			7.50%, 12/31/2049(c),(d),(e)	6,250	6,641
Bank of New York Mellon Corp/The			USSW5 Index Spread + 4.60%
4.62%, 12/31/2049(c),(e)	14,000	13,475	Danske Bank A/S
3 Month LIBOR + 3.13%			6.13%, 12/31/2049(c),(e)	6,600	6,335
4.95%, 12/31/2049(c),(e)	2,000	2,042	USSW7 Index Spread + 3.90%
3 Month LIBOR + 3.42%			Dresdner Funding Trust I
Bank of Nova Scotia/The			8.15%, 06/30/2031(d)	400	492
4.65%, 12/31/2049(c),(e)	1,200	1,114	8.15%, 06/30/2031	2,700	3,323
3 Month LIBOR + 2.65%			Goldman Sachs Capital III
Barclays Bank PLC			4.00%, 09/29/2049(c)	169	139
6.28%, 12/29/2049(c),(e)	5,450	5,590	3 Month LIBOR + 0.77%
3 Month LIBOR + 1.55%			HBOS Capital Funding LP
10.18%, 06/12/2021	900	1,034	6.85%, 03/29/2049(c)	2,300	2,320

See accompanying notes.

11

Schedule of Investments Capital Securities Fund August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
HSBC Capital Funding Dollar 1 LP			Royal Bank of Scotland Group PLC (continued)
10.18%, 12/29/2049(c),(e)	$4,400	$6,556	7.65%, 08/29/2049(c),(e)	$1,800	$2,230
3 Month LIBOR + 4.98%			3 Month LIBOR + 2.50%
10.18%, 12/29/2049(c),(d),(e)	1,700	2,533	8.00%, 12/31/2049(c),(e)	1,000	1,060
3 Month LIBOR + 4.98%			USSW5 Index Spread + 5.72%
HSBC Holdings PLC			Skandinaviska Enskilda Banken AB
6.00%, 12/31/2049(c),(e)	3,400	3,294	5.63%, 12/31/2049(c),(e)	200	193
USD ICE SWAP Rate NY 5 + 3.75%			USSW5 Index Spread + 3.49%
6.87%, 12/31/2049(c),(e)	6,900	7,185	Societe Generale SA
USD ICE SWAP Rate NY 5 + 5.51%			7.38%, 12/31/2049(c),(d),(e)	5,000	5,225
ING Groep NV			USSW5 Index Spread + 6.24%
6.50%, 12/31/2049(c),(e)	500	486	8.00%, 12/31/2049(c),(d),(e)	600	640
USSW5 Index Spread + 4.45%			USD ICE SWAP Rate NY 5 + 5.87%
JPMorgan Chase & Co			8.25%, 12/31/2049(c),(e)	2,250	2,273
5.30%, 12/31/2049(c),(e)	5,000	5,106	USSW5 Index Spread + 6.39%
3 Month LIBOR + 3.80%			Standard Chartered PLC
6.75%, 12/31/2049(c),(e)	2,000	2,201	6.50%, 12/31/2049(c),(e)	1,500	1,496
3 Month LIBOR + 3.78%			USSW5 Index Spread + 4.89%
KeyCorp			7.01%, 07/29/2049(c),(d),(e)	7,800	8,093
5.00%, 12/31/2049(c),(e)	4,000	3,945	3 Month LIBOR + 1.46%
3 Month LIBOR + 3.61%			7.50%, 12/31/2049(c),(d),(e)	1,300	1,342
KeyCorp Capital I			USSW5 Index Spread + 6.30%
3.08%, 07/01/2028	2,000	1,852	7.75%, 12/31/2049(c),(d),(e)	1,000	1,036
3 Month LIBOR + 0.74%			USSW5 Index Spread + 5.72%
KeyCorp Capital III			SunTrust Capital I
7.75%, 07/15/2029	1,500	1,868	2.98%, 05/15/2027	4,500	4,210
Lloyds Bank PLC			3 Month LIBOR + 0.67%
12.00%, 12/29/2049(c),(e)	7,000	8,488	SunTrust Capital III
3 Month LIBOR + 11.76%			2.99%, 03/15/2028	1,400	1,292
12.00%, 12/29/2049(c),(d),(e)	2,000	2,425	3 Month LIBOR + 0.65%
3 Month LIBOR + 11.76%			Swedbank AB
Lloyds Banking Group PLC			6.00%, 12/31/2049(c),(e)	4,400	4,424
6.41%, 01/29/2049(c),(d),(e)	1,700	1,717	USSW5 Index Spread + 4.11%
3 Month LIBOR + 1.50%			UBS Group Funding Switzerland AG
7.50%, 12/31/2049(c),(e)	4,300	4,467	6.88%, 12/31/2049(c),(e)	9,200	9,401
USSW5 Index Spread + 4.76%			USSW5 Index Spread + 4.59%
M&T Bank Corp			US Bancorp
5.12%, 12/31/2049(c),(e)	4,000	3,980	5.12%, 12/31/2049(c),(e)	2,000	2,058
3 Month LIBOR + 3.52%			3 Month LIBOR + 3.49%
6.45%, 12/31/2049(c),(e)	1,300	1,391	Westpac Banking Corp/New Zealand
3 Month LIBOR + 3.61%			5.00%, 12/31/2049(c),(e)	600	538
Nordea Bank AB			USD ICE SWAP Rate NY 5 + 2.89%
6.13%, 12/31/2049(c),(d),(e)	4,300	4,230			$262,512
USSW5 Index Spread + 3.39%			Diversified Financial Services - 1.82%
Northern Trust Corp			Charles Schwab Corp/The
4.60%, 12/31/2049(c),(e)	9,015	8,835	7.00%, 02/28/2049(c),(e)	5,813	6,380
3 Month LIBOR + 3.20%			3 Month LIBOR + 4.82%
NTC Capital I			Depository Trust & Clearing Corp/The
2.86%, 01/15/2027	1,250	1,177	4.88%, 12/31/2049(c),(d),(e)	2,750	2,791
3 Month LIBOR + 0.52%			3 Month LIBOR + 3.17%
NTC Capital II			National Rural Utilities Cooperative Finance Corp
2.93%, 04/15/2027	1,200	1,128	5.25%, 04/20/2046(e)	700	719
3 Month LIBOR + 0.59%			3 Month LIBOR + 3.63%
PNC Capital Trust C					$9,890
2.87%, 06/01/2028	3,000	2,843	Electric - 3.17%
3 Month LIBOR + 0.57%			Dominion Energy Inc
PNC Financial Services Group Inc/The			5.75%, 10/01/2054(e)	6,775	7,063
6.75%, 07/29/2049(c),(e)	1,200	1,305	3 Month LIBOR + 3.06%
3 Month LIBOR + 3.68%			Emera Inc
RBS Capital Trust II			6.75%, 06/15/2076(e)	4,800	5,089
6.43%, 12/29/2049(c),(e)	600	708	3 Month LIBOR + 5.44%
3 Month LIBOR + 1.94%			NextEra Energy Capital Holdings Inc
Royal Bank of Scotland Group PLC			4.40%, 10/01/2066	4,500	4,342
4.65%, 03/29/2049(c)	1,000	937	3 Month LIBOR + 2.07%
3 Month LIBOR + 2.32%			4.47%, 06/15/2067	580	557
7.50%, 12/31/2049(c),(e)	4,896	5,018	3 Month LIBOR + 2.13%
USSW5 Index Spread + 5.80%

See accompanying notes.

12

Schedule of Investments
Capital Securities Fund
August 31, 2018

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Insurance (continued)
NextEra Energy Capital Holdings Inc			Meiji Yasuda Life Insurance Co
(continued)			5.10%, 04/26/2048(d),(e)	$1,300	$1,321
4.80%, 12/01/2077(e)	$250	$236	USD ICE SWAP Rate NY 5 + 3.15%
3 Month LIBOR + 2.41%			5.20%, 10/20/2045(d),(e)	1,000	1,022
		$17,287	USSW5 Index Spread + 4.23%
Gas- 1.71%			MetLife Capital Trust IV
NiSource Inc			7.88%, 12/15/2067(d)	1,800	2,232
5.65%, 12/31/2049(c),(d),(e)	9,195	9,310	MetLife Inc
U.S. Treasury 5-Year Note + 2.84%			5.25%, 12/31/2049(c),(e)	1,400	1,428
Hand & Machine Tools - 0.11%			3 Month LIBOR + 3.58%
Stanley Black & Decker Inc			6.40%, 12/15/2066	700	747
5.75%, 12/15/2053(e)	600	601	9.25%, 04/08/2068(d)	3,900	5,304
3 Month LIBOR + 4.30%			10.75%, 08/01/2069	4,300	6,622
Insurance - 29.53%			Mitsui Sumitomo Insurance Co Ltd
ACE Capital Trust II			7.00%, 03/15/2072(d),(e)	3,600	3,923
9.70%, 04/01/2030	2,570	3,611	3 Month LIBOR + 5.90%
Aegon NV			Nationwide Financial Services Inc
3.02%, 07/29/2049(c)	2,050	1,542	6.75%, 05/15/2087	500	545
USD ICE SWAP Rate NY10 + 0.10%			Nippon Life Insurance Co
AG Insurance SA			5.00%, 10/18/2042(d),(e)	1,525	1,560
6.75%, 03/29/2049(c),(e)	13,200	13,353	3 Month LIBOR + 4.24%
USSW6 Index Spread + 5.43%			5.10%, 10/16/2044(e)	785	800
Allstate Corp/The			USD ICE SWAP Rate NY 5 + 3.65%
5.75%, 08/15/2053(e)	9,900	10,321	Progressive Corp/The
3 Month LIBOR + 2.94%			5.38%, 12/31/2049(c),(e)	11,200	11,172
American International Group Inc			3 Month LIBOR + 2.54%
5.75%, 04/01/2048(e)	13,077	12,848	Prudential Financial Inc
3 Month LIBOR + 2.87%			5.63%, 06/15/2043(e)	2,800	2,928
8.18%, 05/15/2068(e)	6,700	8,442	3 Month LIBOR + 3.92%
3 Month LIBOR + 4.20%			5.88%, 09/15/2042(e)	13,500	14,377
Aon Corp			3 Month LIBOR + 4.18%
8.21%, 01/01/2027	1,000	1,225	Prudential PLC
Argentum Netherlands BV for Zurich Insurance			7.75%, 12/31/2049(c)	2,000	2,030
Co Ltd			Reinsurance Group of America Inc
5.12%, 06/01/2048(e)	2,000	1,970	5.01%, 12/15/2065	2,000	1,987
U.S. Treasury 5-Year Note + 3.27%			3 Month LIBOR + 2.67%
AXA SA			Sumitomo Life Insurance Co
6.38%, 12/29/2049(c),(d),(e)	2,800	2,982	6.50%, 09/20/2073(d),(e)	3,000	3,258
3 Month LIBOR + 2.26%			3 Month LIBOR + 4.44%
8.60%, 12/15/2030	2,400	3,120	Voya Financial Inc
Catlin Insurance Co Ltd			5.65%, 05/15/2053(e)	3,500	3,500
5.32%, 07/29/2049(c),(d)	6,900	6,814	3 Month LIBOR + 3.58%
3 Month LIBOR + 2.98%			XLIT Ltd
Everest Reinsurance Holdings Inc			4.80%, 12/31/2049(c)	1,400	1,376
4.70%, 05/01/2067	1,600	1,580	3 Month LIBOR + 2.46%
3 Month LIBOR + 2.39%					$160,789
Great-West Life & Annuity Insurance Capital LP			Pipelines - 3.60%
6.63%, 11/15/2034(d)	1,200	1,412	Enbridge Inc
Hartford Financial Services Group Inc/The			6.25%, 03/01/2078(e)	5,000	4,856
4.44%, 02/12/2067(d)	3,900	3,646	3 Month LIBOR + 3.64%
3 Month LIBOR + 2.13%			Enterprise Products Operating LLC
Legal & General Group PLC			5.25%, 08/16/2077(e)	12,000	11,340
5.25%, 03/21/2047(e)	11,000	10,562	3 Month LIBOR + 3.03%
USSW5 Index Spread + 3.69%			TransCanada PipeLines Ltd
Liberty Mutual Group Inc			4.52%, 05/15/2067	200	186
5.25%, 03/07/2067(d)	300	294	3 Month LIBOR + 2.21%
3 Month LIBOR + 2.91%			Transcanada Trust
7.80%, 03/07/2087(d)	6,100	7,198	5.63%, 05/20/2075(e)	1,600	1,592
Liberty Mutual Insurance Co			3 Month LIBOR + 3.53%
7.70%, 10/15/2097(d)	1,100	1,491	5.87%, 08/15/2076(e)	1,600	1,632
Lincoln National Corp			3 Month LIBOR + 4.64%
4.39%, 04/20/2067	1,100	1,014			$19,606
3 Month LIBOR + 2.04%			Sovereign - 0.38%
4.67%, 05/17/2066	1,300	1,232	CoBank ACB
3 Month LIBOR + 2.36%			6.25%, 12/31/2049(c),(e)	1,000	1,060
			3 Month LIBOR + 4.66%

See accompanying notes.

13

Schedule of Investments Capital Securities Fund August 31, 2018

	Principal
BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas
6.20%, 12/31/2049(c),(d),(e)	$1,000	$1,015
3 Month LIBOR + 3.22%
		$2,075
Telecommunications - 0.19%
Koninklijke KPN NV
7.00%, 03/28/2073(e)	1,000	1,065
USSW10 Index Spread + 5.33%
Transportation - 1.04%
BNSF Funding Trust I
6.61%, 12/15/2055(e)	5,000	5,651
3 Month LIBOR + 2.35%
TOTAL BONDS		$494,917
Total Investments		$536,165
Other Assets and Liabilities - 1.52%		$8,281
TOTAL NET ASSETS - 100.00%		$544,446

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $141,097 or 25.92% of net assets.
(e)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, variable rate, or floating rate.

Portfolio Summary (unaudited)

Sector	Percent
Financial	81.93%
Utilities	4.88%
Energy	4.38%
Investment Companies	1.85%
Communications	1.68%
Government	1.48%
Industrial	1.15%
Consumer, Cyclical	1.13%
Other Assets and Liabilities	1.52%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales	August 31, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 1.84%$	— $			130,994	$120,917		$10,077
$	— $			130,994	$120,917		$10,077

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.84%$	86	$	— $		— $		—
	$86	$	— $		— $		—
Amounts in thousands

See accompanying notes.

14

Glossary to the Schedule of Investments

August 31, 2018

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

15

			Financial Highlights
Principal Funds, Inc.

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends		Total
		Value,	Investment	and Unrealized	Total From	from Net	Tax Return	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	of Capital	and	Value End
		of Period	(Loss)(a)	Investments	Operations	Income	Distribution	Distributions	of Period
CAPITAL SECURITIES FUND
Class S shares
2018		$10.40	$0.58	($0.49)	$0.09	($0.54)	$–	($0.54)	$9.95
2017		9.98	0.57	0.36	0.93	(0.51)	–	(0.51)	10.40
2016		9.87	0.57	0.07	0.64	(0.53)	–	(0.53)	9.98
2015		10.12	0.57	(0.24)	0.33	(0.56)	(0.02)	(0.58)	9.87
2014	(c)	10.00	0.25	0.06	0.31	(0.19)	–	(0.19)	10.12

See accompanying notes.

16

Financial Highlights (Continued)
Principal Funds, Inc.

			Ratio of Expenses to Average Net		Ratio of Net Investment Income to
Total Return		Net Assets, End of Period (in thousands)	Assets		Average Net Assets		Portfolio Turnover Rate

0.87%		$544,446	0.00	%(b)	5.67%		9.1%
9.62		457,089	0.00	(b)	5.67		8.4
6.77		298,208	0.00	(b)	5.89		8.8
3.34		133,380	0.00	(b)	5.73		10.2
3.12	(d)	67,398	0.00	(b),(e)	5.38	(e)	16.9	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Reflects Manager's contractual expense limit.
(c)	Period from March 14, 2014, date shares first offered, throughAugust 31, 2014.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.

See accompanying notes.

17

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of Capital Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Capital Securities Fund (the fund) (one of the portfolios constituting Principal Funds, Inc. (the Fund)), including the schedule of investments as of August 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the fund (one of the portfolios constituting the Fund) at August 31, 2018, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Principal investment companies since 1969.

Minneapolis, Minnesota

October 23, 2018

18

Shareholder Expense Example
Principal Funds, Inc.
August 31, 2018 (unaudited)

As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid				Expenses Paid
			During Period		Beginning		During Period
	Beginning	Ending Account	March 1, 2018 to		Account	Ending Account	March 1, 2018 to
	Account Value	Value August 31,	August 31,		Value March 1,	Value August 31,	August 31,		Annualized
	March 1, 2018	2018	2018	(a)	2018	2018	2018	(a)	Expense Ratio

Capital Securities Fund
Class S	$1,000.00	$997.81	$–		$1,000.00	$1,025.21	$–		0.00%

(a) Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

19

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment CompanyAct of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	134	Durango Herald, Inc;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	134	McClatchy Newspapers,
Director since 2012			Inc.; Herbalife Ltd.; Frontier
Member, Audit Committee			Communications, Inc.
1951

Craig Damos	President, The Damos Company	134	Hardin Construction
Director since 2008
Member, Audit Committee Member,
15(c)Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	134	None
Director since 2004	Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	134	Focus Products Group; MAM
Director since 2005			USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	134	Armstrong World Industries,
Director since March 2012			Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	134	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	134	Charlotte Russe; Follet
Director since 2015	Foundation; Formerly President, Herman Miller		Corporation; PetSmart;
Member, Audit Committee	Healthcare		SpartanNash; Spectrum
1962			Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	134	Brown Advisory; B/E
Director since 2018			Aerospace; WP Carey; Nalco
Member, Operations Committee			(and its successor Ecolab)
1959

20

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the

Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	134	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015 Executive
President, Chief Executive Officer	Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017 Director, PGI
1961	since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance Company
(“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015) President &
Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011 Director,	134	None
Director since 2008	Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015) Chairman,
PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015) Chairman,
PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	134	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”) since
1959	2017
Chief Operating Officer, PGI since 2017 Director,
PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005 Chair,
Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

21

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Counsel since 2017
Vice President and Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, Morely since 2016
Des Moines, IA 50392	Vice President/Treasurer, PFD since 2016
1965	Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate
Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PFD (2006-2013)
1972	Counsel, PLIC
Counsel, PMC (2007-2013, 2014-2017)
Counsel, PSI (2007-2013)

22

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel,
Vice President and Of Counsel	Governance Officer, and
Des Moines, IA 50392	Assistant Corporate Secretary, PLIC since 2015
1961	Assistant General Counsel, Assistant Corporate
Secretary, and Governance
Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (TLIC)
(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity

23

of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2018, and the Statement ofAdditional Information dated March 1, 2018. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the

SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the

Commission at 1-202-551-8090.

24

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved: (1) a Sub-Advisory agreement with RARE Infrastructure (North America ) Pty Limited related to the Diversified Real Asset Fund; and (2) a renewal of a Sub-Advisory agreement with Ascend Capital, LLC related to the Multi-Manager Equity Long/Short Fund.

RARE Sub-Advisory Agreement

On March 13, 2018, the Board considered whether to approve the Sub-Advisory agreement (the “Sub-Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and RARE Infrastructure (North America) Pty Limited (the “Sub-Advisor”) with respect to the global infrastructure investment sleeve of the Diversified Real Asset Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing

Sub-Advisors and that the Manager recommended the Sub-Advisor based upon that program. Investment Performance

The Board reviewed the historical one-year, three-year, five-year and since inception (February 29, 2012) performance returns as of December 31, 2017, gross and net of proposed fees, of the Sub-Advisor in a composite managed in accordance with the proposed investment strategy for the Sub-Advisor’s portion of the global infrastructure investment sleeve of the Fund, as compared to the historical performance returns of a current sub-advisor to the Fund’s global infrastructure investment sleeve and a relevant benchmark index. In addition, the Board reviewed the percentile rankings of the historical performance of the Sub-Advisor’s composite, net of proposed fees, in a relevant Morningstar category for each of the periods referenced above. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed Sub-Advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement.

The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it does not have any advisory clients with a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services. The Board also noted the Manager’s statement that, with the exception of such soft dollar benefits, there would be no known fall-out benefits to the Sub-Advisor in connection with its management of the global infrastructure investment sleeve of the Fund. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement are fair and reasonable, and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

Ascend Sub-Advisory Agreement

On June 12, 2018, the Board considered for the Multi-Manager Equity Long/Short Fund (the “Fund”) the approval to renew the sub-advisory agreement (the “Sub-Advisory Agreement”) among the Manager and Ascend Capital, LLC (the “Sub-Advisor”).

25

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-advisory services for another series of PFI, and that the Board had reviewed and had approved for renewal that sub-advisory agreement at its September 2017 Board meeting. The Board noted that no Fund assets have been allocated to the Sub-Advisor’s management, and that subsequent Board approval would be requested before any such allocation was made. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program.

Investment Performance

The Board reviewed the back-tested one-year, three-year and since inception (May 1, 2014) performance returns as of March 31, 2018, gross and net of proposed fees, of the Sub-Advisor in the proposed investment strategy for the equity long/short sleeve of the Fund (which included historical performance returns of the Sub-Advisor in a composite with the proposed investment strategy for the equity long/short sleeve of the Fund for the periods May 1, 2014 through March 31, 2016 and October 1, 2016 through March 31, 2018) as compared to the historical performance returns of a relevant benchmark index (one-year, three-year and since inception) and a relevant Morningstar category (one-year, three-year and since inception). The Board also reviewed the back-tested annual performance returns, gross and net of proposed fees, of the

Sub-Advisor in the same strategy for each of the last three calendar years (which included historical performance returns during the periods identified above) as compared to the relevant benchmark index (last four calendar years) and the relevant Morningstar category (last four calendar years). The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability

The Board considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board concluded that, although the proposed sub-advisory fee schedule does not include breakpoints, the Sub-Advisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that the proposed sub-advisory fee is the lowest the Sub-Advisor negotiates for comparable strategies with similar assets under management allocations, and the Manager’s statement that it found the proposed sub-advisory fee to be competitive. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable. Other Benefits The Board also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Board noted that the Sub-Advisor intended to use Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the proposed sub-advisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory

Agreement continue to be fair and reasonable and that the renewal of the Sub-Advisory Agreement is in the best interests of the Fund.

26

Federal Income Tax Information
Principal Funds, Inc.
August 31, 2018 (unaudited)

Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended August 31, 2018, that qualifies for the DRD is as follows:

DRD
Capital Securities Fund	24.09%

Qualified Dividend Income (“QDI”). Certain dividends paid by the fund may be subject to a maximum tax rate of 20%. The QDI percentage of ordinary income distributions is as follows:

Percentage
Capital Securities Fund	58.91%

This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.

The latest tax reporting supplement is available on Principal's Tax Center website.

Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center

Please consult your tax advisor if you have any questions.

27

Intentionally Left Blank

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence

principalfunds.com

Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FV903-04| © 2018 Principal Financial Services, Inc. | 08/2018 | t17080806j7

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit in response to Item 12(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

August 31, 2017 - $648,190
August 31, 2018 - $633,511

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last two fiscal years that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

August 31, 2017 - $10,000
August 31, 2018 - $10,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

August 31, 2017 - $142,535
August 31, 2018 - $197,305

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

• Services that are subject to audit procedure during a financial statement audit;

• Services where the auditor would act on behalf of management;

• Services where the auditor is an advocate to the client's position in an adversarial proceeding;

• Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;

• Financial information systems design and implementation;

• Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

• Actuarial services;

• Internal audit functions or human resources;

• Broker or dealer, investment advisor, or investment banking services;

• Legal services and expert services unrelated to the audit;

• Tax planning services related to listed, confidential and aggressive transactions;

• Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;

• Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.
4.	Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.
5.	The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 12, 2017).

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

August 31, 2017 - $152,535
August 31, 2018 - $207,305

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

Due to size constraints, this filing is being made in two related submissions.  This submission is the second of the two related submissions.

The accession number of the previous related submission is as follows: 0000898745-18-000844

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 10/12/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 10/12/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 10/12/2018